UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments

Vanguard Money Market Portfolio

Schedule of Investments
As of March 31, 2010

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (46.6%)
2	Fannie Mae Discount Notes	0.170%	4/7/10	1,700	1,700
2	Fannie Mae Discount Notes	0.200%	6/21/10	15,741	15,734
2	Fannie Mae Discount Notes	0.250%	7/6/10	1,500	1,499
2	Fannie Mae Discount Notes	0.200%	7/21/10	5,000	4,997
2	Fannie Mae Discount Notes	0.220%	8/11/10	15,000	14,988
2	Fannie Mae Discount Notes	0.220%	8/18/10	10,000	9,991
2	Federal Home Loan Bank Discount Notes	0.200%	6/11/10	8,225	8,222
[2,3] Federal Home Loan Banks		0.120%	5/13/10	18,190	18,186
[2,3] Federal Home Loan Mortgage Corp.		0.303%	4/7/10	56,630	56,626
[2,3] Federal Home Loan Mortgage Corp.		0.179%	5/5/10	15,000	14,998
2	Federal Home Loan Mortgage Discount Notes	0.320%	9/7/10	13,000	12,982
[2,3] Federal National Mortgage Assn.		0.147%	4/27/10	15,000	14,992
[2,3] Federal National Mortgage Assn.		0.130%	5/13/10	40,000	39,996
2	Freddie Mac Discount Notes	0.180%	6/14/10	11,500	11,496
2	Freddie Mac Discount Notes	0.250%	7/6/10	8,500	8,494
2	Freddie Mac Discount Notes	0.220%	7/12/10	379	379
2	Freddie Mac Discount Notes	0.200%	7/15/10	28,000	27,984
2	Freddie Mac Discount Notes	0.200%	7/16/10	28,000	27,983
2	Freddie Mac Discount Notes	0.230%	8/9/10	6,000	5,995
2	Freddie Mac Discount Notes	0.220%	8/19/10	10,000	9,991
2	Freddie Mac Discount Notes	0.220%	8/20/10	10,000	9,991
2	Freddie Mac Discount Notes	0.270%	9/13/10	20,000	19,975
	United States Treasury Bill	0.150%	4/15/10	37,018	37,016
	United States Treasury Bill	0.170%	4/22/10	15,000	14,999
	United States Treasury Bill	0.170%	5/6/10	20,000	19,997
	United States Treasury Bill	0.165%	5/13/10	15,000	14,997
	United States Treasury Bill	0.165%	5/20/10	12,000	11,997
	United States Treasury Bill	0.150%	6/3/10	17,000	16,996
	United States Treasury Bill	0.165%	6/10/10	30,000	29,990
	United States Treasury Bill	0.168%	6/17/10	5,000	4,998
	United States Treasury Bill	0.170%	6/24/10	30,000	29,988
	United States Treasury Bill	0.200%	7/1/10	25,000	24,987
	United States Treasury Bill	0.190%	8/26/10	5,000	4,996
	United States Treasury Bill	0.242%	9/16/10	25,000	24,972
	United States Treasury Bill	0.240%	9/23/10	30,000	29,965
Total U.S. Goverment and Agency Obligations (Cost $603,097)					603,097
Commercial Paper (15.7%)
Finance - Auto (0.6%)
	American Honda Finance Corp.	0.180%	4/13/10	3,000	3,000
	American Honda Finance Corp.	0.190%	4/29/10	1,510	1,510
	Toyota Credit Canada Inc.	0.280%	7/27/10	500	500
	Toyota Motor Credit Corp.	0.280%	7/6/10	2,000	1,998
					7,008
Finance - Other (3.4%)
	General Electric Capital Corp.	0.300%	4/5/10	7,000	7,000
	General Electric Capital Corp.	0.300%	5/3/10	20,000	19,995
	General Electric Capital Corp.	0.270%	6/1/10	2,000	1,999
	General Electric Capital Corp.	0.351%	9/20/10	7,000	6,988

General Electric Capital Corp.	0.351%	9/27/10	8,000	7,986
				43,968
Foreign Banks (9.4%)
4 Australia & New Zealand Banking Group, Ltd.	0.280%	8/5/10	3,090	3,087
4 Banco Bilbao Vizcaya Argentaria, SA (London
Branch)	0.341%	4/14/10	3,000	3,000
4 Banco Bilbao Vizcaya Argentaria, SA (London
Branch)	0.331%	4/22/10	4,500	4,499
CBA (Delaware) Finance Inc.	0.295%	4/6/10	1,500	1,500
CBA (Delaware) Finance Inc.	0.260%	4/28/10	1,070	1,070
CBA (Delaware) Finance Inc.	0.300%–0.310%	6/15/10	17,800	17,789
4 Commonwealth Bank of Australia	0.200%	5/24/10	2,250	2,249
4 Commonwealth Bank of Australia	0.200%	5/27/10	1,000	1,000
4 Commonwealth Bank of Australia	0.195%–0.200%	6/3/10	4,000	3,998
4 Commonwealth Bank of Australia	0.280%	8/18/10	1,000	999
4 Danske Corp.	0.200%	4/13/10	2,000	2,000
4 Danske Corp.	0.195%	4/27/10	1,000	1,000
4 Danske Corp.	0.200%	5/20/10	2,000	1,999
4 Danske Corp.	0.200%	5/25/10	3,700	3,699
4 Danske Corp.	0.200%	5/26/10	7,000	6,998
4 Danske Corp.	0.275%	6/1/10	2,000	1,999
4 Danske Corp.	0.300%	6/15/10	8,000	7,995
4 Danske Corp.	0.280%	7/22/10	9,265	9,257
4 DNB NOR Bank ASA	0.341%	4/6/10	3,000	3,000
Santander Central Hispano Finance
(Delaware), Inc.	0.310%	4/30/10	8,000	7,998
Societe Generale N.A. Inc.	0.230%	5/3/10	6,850	6,848
4 Westpac Banking Corp.	0.300%	4/6/10	1,000	1,000
4 Westpac Banking Corp.	0.265%	6/1/10	10,000	9,995
4 Westpac Banking Corp.	0.290%	6/3/10	2,500	2,499
4 Westpac Banking Corp.	0.270%	7/12/10	3,000	2,998
4 Westpac Banking Corp.	0.300%	9/9/10	13,000	12,982
				121,458
Foreign Government (0.1%)
4 Kreditanstalt Fuer Wiederaufbau	0.150%	4/22/10	1,460	1,460

Foreign Industrial (2.2%)
4 Nestle Capital Corp.	0.210%	7/13/10	5,000	4,997
4 Nestle Capital Corp.	0.270%	9/1/10	1,500	1,498
4 Nestle Capital Corp.	0.300%	9/8/10	3,000	2,996
4 Nestle Capital Corp.	0.300%	9/13/10	10,000	9,986
Nestle Finance International Ltd.	0.215%	7/19/10	4,000	3,997
4 Total Capital Canada, Ltd.	0.190%	4/8/10	2,645	2,645
4 Total Capital Canada, Ltd.	0.200%	4/16/10	1,000	1,000
4 Total Capital Canada, Ltd.	0.190%	5/20/10	1,750	1,750
				28,869
Total Commercial Paper (Cost $202,763)				202,763
Certificates of Deposit (37.6%)
Domestic Banks (2.8%)
State Street Bank & Trust Co.	0.210%	4/5/10	15,000	15,000
State Street Bank & Trust Co.	0.200%	4/13/10	1,500	1,500
State Street Bank & Trust Co.	0.280%	7/22/10	5,000	5,000
State Street Bank & Trust Co.	0.320%	9/7/10	10,000	10,000
State Street Bank & Trust Co.	0.320%	9/10/10	5,000	5,000
				36,500

Eurodollar Certificates of Deposit (12.7%)
Australia & New Zealand Banking Group, Ltd.	0.310%	4/28/10	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/10/10	3,000	3,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/18/10	1,000	1,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/20/10	1,000	1,000
Australia & New Zealand Banking Group, Ltd.	0.280%	8/23/10	3,000	3,000
Commonwealth Bank of Australia	0.245%	6/18/10	7,000	7,000
Commonwealth Bank of Australia	0.280%	7/8/10	7,000	7,000
Commonwealth Bank of Australia	0.305%	9/10/10	5,000	5,000
Credit Agricole S.A.	0.330%	4/29/10	4,000	4,000
Credit Agricole S.A.	0.330%	5/4/10	4,000	4,000
Credit Agricole S.A.	0.290%	5/19/10	8,000	8,000
Credit Agricole S.A.	0.290%	6/1/10	5,000	5,000
Credit Agricole S.A.	0.310%	7/13/10	5,000	5,000
Credit Agricole S.A.	0.300%	7/22/10	5,000	5,000
Credit Agricole S.A.	0.310%	7/26/10	5,000	5,000
Credit Agricole S.A.	0.310%	8/4/10	5,000	5,000
HSBC Bank PLC	0.330%	9/20/10	6,000	6,000
HSBC Bank PLC	0.350%	9/24/10	6,000	6,000
HSBC Bank PLC	0.360%	10/1/10	6,000	6,000
ING Bank N.V.	0.250%	4/6/10	7,000	7,000
ING Bank N.V.	0.240%	4/21/10	6,000	6,000
ING Bank N.V.	0.230%	5/10/10	6,000	6,000
ING Bank N.V.	0.240%	6/2/10	7,000	7,000
National Australia Bank Ltd.	0.310%	4/7/10	5,000	5,000
National Australia Bank Ltd.	0.330%	4/23/10	4,000	4,000
National Australia Bank Ltd.	0.310%	5/4/10	7,000	7,000
National Australia Bank Ltd.	0.220%	6/14/10	14,000	14,000
National Australia Bank Ltd.	0.280%	7/7/10	5,000	5,000
Societe Generale (London Branch)	0.225%	6/3/10	6,000	6,000
Societe Generale (London Branch)	0.230%	6/15/10	8,000	8,000
				164,000
Yankee Certificates of Deposit (22.1%)
Abbey National Treasury Services PLC (US
Branch)	0.180%	4/15/10	5,000	5,000
Abbey National Treasury Services PLC (US
Branch)	0.180%	4/19/10	3,000	3,000
Abbey National Treasury Services PLC (US
Branch)	0.310%	8/23/10	3,000	3,000
Australia & New Zealand Banking Group (New
York Branch)	0.290%	6/8/10	1,000	1,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.200%	4/22/10	5,000	5,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.195%	4/28/10	7,000	7,000
Banco Bilbao Vizcaya Argentaria, SA (New
York Branch)	0.345%	5/17/10	4,000	4,000
Bank of Montreal (Chicago Branch)	0.220%	4/6/10	5,000	5,000
Bank of Montreal (Chicago Branch)	0.190%	4/26/10	6,000	6,000
Bank of Montreal (Chicago Branch)	0.200%	5/10/10	3,000	3,000
Bank of Montreal (Chicago Branch)	0.200%	5/24/10	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.300%	4/27/10	6,000	6,000
Bank of Nova Scotia (Houston Branch)	0.300%	4/30/10	5,000	5,000
Bank of Nova Scotia (Houston Branch)	0.270%	5/24/10	2,000	2,000
Bank of Nova Scotia (Houston Branch)	0.900%	6/4/10	4,500	4,505
Bank of Nova Scotia (Houston Branch)	0.300%	6/7/10	4,000	4,000
Bank of Nova Scotia (Houston Branch)	0.300%	6/14/10	4,000	4,000

Bank of Nova Scotia (Houston Branch)	0.300%	6/17/10	3,000	3,000
Bank of Nova Scotia (Houston Branch)	0.280%	8/2/10	4,500	4,500
Bank of Nova Scotia (Houston Branch)	0.280%	8/2/10	5,000	5,000
BNP Paribas (New York Branch)	0.330%	4/6/10	1,000	1,000
BNP Paribas (New York Branch)	0.310%	5/4/10	11,000	11,000
BNP Paribas (New York Branch)	0.230%	5/10/10	1,500	1,500
BNP Paribas (New York Branch)	0.270%	5/25/10	8,000	8,000
BNP Paribas (New York Branch)	0.280%	6/24/10	10,000	10,000
Intesa Sanpaolo SpA (New York Branch)	0.175%	4/5/10	4,000	4,000
Intesa Sanpaolo SpA (New York Branch)	0.200%	4/19/10	8,000	8,000
Intesa Sanpaolo SpA (New York Branch)	0.210%	6/2/10	4,100	4,100
Intesa Sanpaolo SpA (New York Branch)	0.210%	6/4/10	2,000	2,000
Lloyds TSB Bank PLC (New York Branch)	0.200%	4/22/10	10,000	10,000
Lloyds TSB Bank PLC (New York Branch)	0.200%	4/28/10	2,000	2,000
Nordea Bank Finland PLC (New York Branch)	0.170%	4/1/10	5,000	5,000
Nordea Bank Finland PLC (New York Branch)	0.180%	4/26/10	5,000	5,000
Nordea Bank Finland PLC (New York Branch)	0.210%	5/18/10	7,000	7,000
Nordea Bank Finland PLC (New York Branch)	0.290%	5/19/10	2,000	2,000
Rabobank Nederland NV (New York Branch)	0.290%	5/17/10	15,000	15,000
Rabobank Nederland NV (New York Branch)	0.300%	6/8/10	2,500	2,500
Rabobank Nederland NV (New York Branch)	0.230%	6/18/10	10,000	10,000
Rabobank Nederland NV (New York Branch)	0.280%	8/5/10	7,000	7,000
Rabobank Nederland NV (New York Branch)	0.800%	8/9/10	1,000	1,002
Rabobank Nederland NV (New York Branch)	0.280%	8/18/10	4,000	4,000
Rabobank Nederland NV (New York Branch)	0.300%	9/7/10	5,000	5,000
Rabobank Nederland NV (New York Branch)	0.360%	9/7/10	3,500	3,501
Royal Bank of Canada (New York Branch)	0.250%	7/22/10	4,000	4,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.220%	4/9/10	7,000	7,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.220%	4/15/10	8,000	8,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.220%	4/15/10	5,000	5,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.220%	5/3/10	2,000	2,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.230%	6/1/10	5,000	5,000
Societe Generale (New York Branch)	0.240%	5/7/10	1,000	1,000
Svenska Handelsbanken (New York Branch)	0.200%	4/5/10	10,000	10,000
Svenska Handelsbanken (New York Branch)	0.190%	5/3/10	7,000	7,000
Svenska Handelsbanken (New York Branch)	0.200%	6/1/10	10,000	10,000
Svenska Handelsbanken (New York Branch)	0.350%	9/24/10	6,000	6,000
Toronto Dominion Bank (New York Branch)	0.270%	6/23/10	4,000	4,000
Toronto Dominion Bank (New York Branch)	0.260%	7/14/10	1,600	1,600
Toronto Dominion Bank (New York Branch)	0.260%	8/3/10	2,000	2,000
				286,208
Total Certificates of Deposit (Cost $486,708)				486,708
Other Notes (0.4%)
Bank of America, NA (Cost $5,000)	0.200%	4/6/10	5,000	5,000
Repurchase Agreement (0.2%)
Barclays Capital Inc.
(Dated 3/31/10, Repurchase Value
$2,093,000 collateralized by U.S. Treasury
Inflation Adjusted Note 0.625%-3.375%,
1/15/12-1/15/20) (Cost $2,093)	0.010%	4/1/10	2,093	2,093

Money Market Fund (1.2%)
5 Vanguard Municipal Cash Management Fund
(Cost $15,494)	0.178%		15,494,266	15,494
Tax-Exempt Municipal Bonds (3.7%)
ABAG Finance Auth. for Non-Profit Corp.
California (Zoological Society San Diego
Zoo) VRDO	0.270%	4/7/10	10,000	10,000
Ascension Parish LA Ind. Dev. Board Rev.
(Geismar Project) VRDO	0.300%	4/7/10	1,000	1,000
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.220%	4/7/10	250	250
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO	0.270%	4/7/10	1,000	1,000
Boone County KY Pollution Rev. (Duke
Energy Inc. Project) VRDO	0.250%	4/7/10	500	500
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.260%	4/7/10	205	205
California Infrastructure & Econ. Dev. Bank
Rev. (Orange County Performing) VRDO	0.230%	4/7/10	500	500
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.270%	4/7/10	1,000	1,000
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.250%	4/7/10	250	250
Connecticut State Health & Educ. Fac. Auth.
(Yale-New Haven Hosp.) VRDO	0.290%	4/7/10	5,000	5,000
Curators of the Univ. of Missouri System Fac.
Rev. VRDO	0.290%	4/7/10	1,000	1,000
Delaware River Port Auth. Pennsylvania &
New Jersey Rev. VRDO	0.300%	4/7/10	700	700
District of Columbia Rev. (George Washington
Univ.) VRDO	0.280%	4/7/10	200	200
Harris County TX Cultural Educ. Fac. Finance
Corp. Rev. (Baylor College of Medicine)
VRDO	0.280%	4/7/10	500	500
Idaho Housing & Finance Assn. Single Family
Mortgage Rev. VRDO	0.290%	4/7/10	250	250
Illinois Finance Auth. Rev. (Carle Foundation)
VRDO	0.290%	4/7/10	335	335
Loudoun County VA IDA Rev. (Howard
Hughes Medical Institute) VRDO	0.230%	4/7/10	500	500
Louisiana Gasoline and Fuel Tax Rev. VRDO	0.290%	4/7/10	500	500
Maryland Health & Higher Educ. Fac. Auth.
Rev. (Univ. Of Maryland Medical System)
VRDO	0.290%	4/7/10	500	500
Massachusetts Health & Educ. Fac. Auth.
Rev. (Farber Cancer Institute) VRDO	0.250%	4/7/10	250	250
Massachusetts Health & Educ. Fac. Auth.
Rev. (Harvard Univ.) VRDO	0.220%	4/7/10	365	365
Massachusetts Health & Educ. Fac. Auth.
Rev. (MIT) VRDO	0.290%	4/7/10	1,000	1,000
Massachusetts Health & Educ. Fac. Auth.
Rev. (South Coast Health System) VRDO	0.250%	4/7/10	200	200
Miami-Dade County FL Special Obligation
VRDO	0.260%	4/7/10	500	500
Missouri Health & Educ. Fac. Auth. Health
Fac. Rev. (BJC Health System) VRDO	0.290%	4/7/10	500	500

New Hampshire Health & Educ. Fac. Auth.
Rev. (Dartmouth College) VRDO	0.250%	4/7/10	250	250
New Jersey Econ. Dev. Auth. Rev. VRDO	0.240%	4/7/10	1,000	1,000
New Jersey Transp. Trust Fund Auth. Rev.
VRDO	0.270%	4/7/10	400	400
New York City NY GO VRDO	0.250%	4/7/10	100	100
New York City NY GO VRDO	0.260%	4/7/10	8,500	8,500
New York City NY GO VRDO	0.270%	4/7/10	250	250
New York State Energy Research & Dev.
Auth. (Con Edison) VRDO	0.250%	4/7/10	500	500
New York State Housing Finance Agency
Rev. (West 31st Street) VRDO	0.250%	4/7/10	600	600
New York State Housing Finance Agency
Rev. VRDO	0.300%	4/7/10	500	500
North Texas Tollway Auth. Rev. VRDO	0.270%	4/7/10	250	250
Pennsylvania Turnpike Comm. Rev. VRDO	0.300%	4/7/10	5,000	5,000
Pittsburgh PA Water & Sewer Auth. Rev.
VRDO	0.300%	4/7/10	500	500
South Carolina Transp. Infrastructure Rev.
VRDO	0.250%	4/7/10	500	500
Univ. of Texas Permanent Univ. Fund Rev.
VRDO	0.270%	4/7/10	1,000	1,000
Univ. of Texas Rev. Finance System VRDO	0.270%	4/7/10	505	505
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.290%	4/7/10	250	250
Utah Housing Corp. Single Family Mortgage
Rev. VRDO	0.290%	4/7/10	250	250
Washington Health Care Fac. Auth. (Swedish
Health Services) VRDO	0.260%	4/7/10	250	250
Washington Health Care Fac. Auth. Rev.
(Children's Hosp.) VRDO	0.320%	4/7/10	245	245
Total Tax-Exempt Municipal Bonds (Cost $47,855)				47,855
Total Investments (105.4%) (Cost $1,363,010)				1,363,010
Other Assets and Liabilities-Net (-5.4%)				(70,164)
Net Assets (100%)				1,292,846

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At March 31, 2010, the aggregate value of these securities was $112,585,000, representing 8.7% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The portfolio’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the portfolio's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of March 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (72.1%)
U.S. Government Securities (34.9%)
United States Treasury Note/Bond	0.875%	2/28/11	1,975	1,983
United States Treasury Note/Bond	0.875%	3/31/11	1,300	1,305
United States Treasury Note/Bond	4.750%	3/31/11	13,100	13,659
United States Treasury Note/Bond	0.875%	4/30/11	325	326
United States Treasury Note/Bond	4.875%	4/30/11	3,450	3,613
United States Treasury Note/Bond	0.875%	5/31/11	650	653
United States Treasury Note/Bond	4.875%	5/31/11	1,275	1,340
United States Treasury Note/Bond	1.125%	6/30/11	2,900	2,921
United States Treasury Note/Bond	5.125%	6/30/11	11,450	12,101
United States Treasury Note/Bond	1.000%	7/31/11	6,450	6,483
United States Treasury Note/Bond	4.875%	7/31/11	575	608
United States Treasury Note/Bond	1.000%	8/31/11	12,749	12,806
United States Treasury Note/Bond	4.625%	8/31/11	975	1,029
United States Treasury Note/Bond	1.000%	9/30/11	1,975	1,983
United States Treasury Note/Bond	4.500%	9/30/11	3,551	3,750
United States Treasury Note/Bond	1.000%	10/31/11	175	176
United States Treasury Note/Bond	1.750%	11/15/11	10,750	10,911
United States Treasury Note/Bond	0.750%	11/30/11	15,750	15,728
United States Treasury Note/Bond	1.125%	12/15/11	3,675	3,691
United States Treasury Note/Bond	1.000%	12/31/11	7,250	7,265
United States Treasury Note/Bond	4.625%	12/31/11	50	53
United States Treasury Note/Bond	1.125%	1/15/12	5,500	5,521
United States Treasury Note/Bond	0.875%	1/31/12	5,500	5,494
United States Treasury Note/Bond	4.750%	1/31/12	350	374
United States Treasury Note/Bond	1.375%	2/15/12	16,900	17,032
United States Treasury Note/Bond	0.875%	2/29/12	5,150	5,140
United States Treasury Note/Bond	4.625%	2/29/12	750	802
United States Treasury Note/Bond	1.375%	3/15/12	2,000	2,015
United States Treasury Note/Bond	1.000%	3/31/12	875	875
United States Treasury Note/Bond	4.500%	3/31/12	1,475	1,577
United States Treasury Note/Bond	1.375%	4/15/12	1,025	1,032
United States Treasury Note/Bond	4.500%	4/30/12	200	214
United States Treasury Note/Bond	1.375%	5/15/12	8,000	8,050
United States Treasury Note/Bond	4.750%	5/31/12	150	162
United States Treasury Note/Bond	4.875%	6/30/12	4,894	5,299
United States Treasury Note/Bond	1.500%	7/15/12	300	302
United States Treasury Note/Bond	4.625%	7/31/12	2,325	2,509
United States Treasury Note/Bond	1.750%	8/15/12	480	486
United States Treasury Note/Bond	1.375%	9/15/12	7,146	7,161
United States Treasury Note/Bond	4.250%	9/30/12	225	241
United States Treasury Note/Bond	1.375%	10/15/12	6,825	6,834
United States Treasury Note/Bond	3.875%	10/31/12	6,000	6,385
United States Treasury Note/Bond	1.375%	11/15/12	6,125	6,122
United States Treasury Note/Bond	4.000%	11/15/12	875	935
United States Treasury Note/Bond	3.375%	11/30/12	2,625	2,762
United States Treasury Note/Bond	1.125%	12/15/12	22,310	22,111
United States Treasury Note/Bond	1.375%	1/15/13	30,740	30,634
United States Treasury Note/Bond	2.750%	2/28/13	180	186
United States Treasury Note/Bond	1.375%	3/15/13	26,175	26,020

United States Treasury Note/Bond	3.625%	5/15/13	1,500	1,591
United States Treasury Note/Bond	3.500%	5/31/13	13,850	14,633
United States Treasury Note/Bond	3.375%	6/30/13	575	605
United States Treasury Note/Bond	3.375%	7/31/13	425	447
United States Treasury Note/Bond	4.250%	8/15/13	525	568
United States Treasury Note/Bond	3.125%	8/31/13	275	287
United States Treasury Note/Bond	3.125%	9/30/13	14,100	14,702
United States Treasury Note/Bond	2.750%	10/31/13	2,225	2,289
United States Treasury Note/Bond	4.250%	11/15/13	475	514
United States Treasury Note/Bond	2.000%	11/30/13	1,775	1,778
United States Treasury Note/Bond	1.500%	12/31/13	300	294
United States Treasury Note/Bond	1.750%	1/31/14	400	395
United States Treasury Note/Bond	1.875%	2/28/14	2,800	2,776
United States Treasury Note/Bond	1.750%	3/31/14	3,250	3,201
United States Treasury Note/Bond	2.625%	6/30/14	5,000	5,073
United States Treasury Note/Bond	2.625%	7/31/14	14,120	14,312
United States Treasury Note/Bond	2.375%	8/31/14	4,225	4,234
United States Treasury Note/Bond	2.375%	10/31/14	5,200	5,193
United States Treasury Note/Bond	2.125%	11/30/14	9,650	9,522
United States Treasury Note/Bond	2.625%	12/31/14	3,975	4,004
United States Treasury Note/Bond	2.250%	1/31/15	2,150	2,126
United States Treasury Note/Bond	4.000%	2/15/15	15	16
United States Treasury Note/Bond	11.250%	2/15/15	5,775	8,106
United States Treasury Note/Bond	2.375%	2/28/15	17,325	17,203
United States Treasury Note/Bond	2.500%	3/31/15	30,175	30,085
United States Treasury Note/Bond	4.125%	5/15/15	12,875	13,845
United States Treasury Note/Bond	4.250%	8/15/15	2,875	3,104
United States Treasury Note/Bond	10.625%	8/15/15	35	49
United States Treasury Note/Bond	9.875%	11/15/15	1,450	1,989
United States Treasury Note/Bond	9.250%	2/15/16	75	101
United States Treasury Note/Bond	2.625%	2/29/16	2,550	2,505
United States Treasury Note/Bond	2.375%	3/31/16	1,800	1,740
United States Treasury Note/Bond	2.625%	4/30/16	225	220
United States Treasury Note/Bond	5.125%	5/15/16	12,575	14,110
United States Treasury Note/Bond	7.250%	5/15/16	685	850
United States Treasury Note/Bond	3.250%	5/31/16	2,100	2,126
United States Treasury Note/Bond	3.250%	6/30/16	500	506
United States Treasury Note/Bond	4.875%	8/15/16	1,675	1,856
United States Treasury Note/Bond	3.000%	8/31/16	7,000	6,946
United States Treasury Note/Bond	3.000%	9/30/16	5,100	5,051
United States Treasury Note/Bond	3.125%	10/31/16	1,600	1,594
United States Treasury Note/Bond	4.625%	11/15/16	250	273
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,651
United States Treasury Note/Bond	3.250%	12/31/16	17,025	17,041
United States Treasury Note/Bond	3.125%	1/31/17	200	198
United States Treasury Note/Bond	4.625%	2/15/17	200	218
United States Treasury Note/Bond	3.000%	2/28/17	50	49
United States Treasury Note/Bond	3.250%	3/31/17	12,500	12,475
United States Treasury Note/Bond	8.750%	5/15/17	6,875	9,289
United States Treasury Note/Bond	4.750%	8/15/17	2,625	2,870
United States Treasury Note/Bond	8.875%	8/15/17	6,850	9,351
United States Treasury Note/Bond	3.875%	5/15/18	8,275	8,484
United States Treasury Note/Bond	9.125%	5/15/18	450	630
United States Treasury Note/Bond	4.000%	8/15/18	11,900	12,259
United States Treasury Note/Bond	3.750%	11/15/18	17,375	17,505
United States Treasury Note/Bond	2.750%	2/15/19	500	464
United States Treasury Note/Bond	8.875%	2/15/19	1,835	2,561
United States Treasury Note/Bond	3.625%	8/15/19	2,625	2,593

United States Treasury Note/Bond	8.125%	8/15/19	195	262
United States Treasury Note/Bond	3.375%	11/15/19	15,850	15,293
United States Treasury Note/Bond	3.625%	2/15/20	12,970	12,749
United States Treasury Note/Bond	8.500%	2/15/20	65	90
United States Treasury Note/Bond	8.750%	8/15/20	9,225	13,038
United States Treasury Note/Bond	7.875%	2/15/21	2,880	3,873
United States Treasury Note/Bond	8.125%	5/15/21	360	493
United States Treasury Note/Bond	8.000%	11/15/21	1,070	1,458
United States Treasury Note/Bond	7.250%	8/15/22	210	273
United States Treasury Note/Bond	7.625%	11/15/22	40	54
United States Treasury Note/Bond	7.125%	2/15/23	1,190	1,534
United States Treasury Note/Bond	6.250%	8/15/23	11,050	13,279
United States Treasury Note/Bond	6.875%	8/15/25	3,550	4,535
United States Treasury Note/Bond	6.000%	2/15/26	50	59
United States Treasury Note/Bond	6.750%	8/15/26	3,530	4,483
United States Treasury Note/Bond	6.500%	11/15/26	475	590
United States Treasury Note/Bond	6.625%	2/15/27	1,765	2,218
United States Treasury Note/Bond	6.375%	8/15/27	2,735	3,359
United States Treasury Note/Bond	5.500%	8/15/28	20	22
United States Treasury Note/Bond	5.250%	11/15/28	535	582
United States Treasury Note/Bond	5.250%	2/15/29	2,400	2,612
United States Treasury Note/Bond	6.125%	8/15/29	480	578
United States Treasury Note/Bond	6.250%	5/15/30	550	673
United States Treasury Note/Bond	5.375%	2/15/31	3,075	3,402
United States Treasury Note/Bond	4.500%	2/15/36	7,125	6,959
United States Treasury Note/Bond	4.750%	2/15/37	1,275	1,293
United States Treasury Note/Bond	5.000%	5/15/37	1,225	1,290
United States Treasury Note/Bond	4.375%	2/15/38	975	927
United States Treasury Note/Bond	4.250%	5/15/39	3,725	3,451
United States Treasury Note/Bond	4.500%	8/15/39	19,841	19,162
United States Treasury Note/Bond	4.375%	11/15/39	7,450	7,045
United States Treasury Note/Bond	4.625%	2/15/40	400	394
				694,146
Agency Bonds and Notes (6.7%)
1 American Express Bank FSB	3.150%	12/9/11	500	519
1 Bank of America Corp.	2.100%	4/30/12	1,425	1,450
1 Bank of America Corp.	3.125%	6/15/12	700	728
1 Bank of America Corp.	2.375%	6/22/12	750	768
1 Bank of America NA	1.700%	12/23/10	350	353
1 Bank of the West	2.150%	3/27/12	300	306
1 Citibank NA	1.625%	3/30/11	200	202
1 Citibank NA	1.500%	7/12/11	200	202
1 Citibank NA	1.375%	8/10/11	250	252
1 Citibank NA	1.250%	9/22/11	150	151
1 Citibank NA	1.875%	5/7/12	475	482
1 Citibank NA	1.750%	12/28/12	550	552
1 Citigroup Funding Inc.	1.375%	5/5/11	725	731
1 Citigroup Funding Inc.	2.000%	3/30/12	200	203
1 Citigroup Funding Inc.	2.125%	7/12/12	325	331
1 Citigroup Funding Inc.	1.875%	10/22/12	475	479
1 Citigroup Funding Inc.	2.250%	12/10/12	125	127
1 Citigroup Inc.	2.875%	12/9/11	525	541
1 Citigroup Inc.	2.125%	4/30/12	1,250	1,274
Egypt Government AID Bonds	4.450%	9/15/15	350	372
2 Federal Farm Credit Bank	2.625%	4/21/11	350	358
2 Federal Farm Credit Bank	5.375%	7/18/11	550	582
2 Federal Farm Credit Bank	3.875%	8/25/11	350	365

2	Federal Farm Credit Bank	2.250%	4/24/12	2,675	2,729
2	Federal Farm Credit Bank	2.125%	6/18/12	375	381
2	Federal Farm Credit Bank	4.500%	10/17/12	100	107
2	Federal Farm Credit Bank	1.875%	12/7/12	250	251
2	Federal Farm Credit Bank	1.750%	2/21/13	225	225
2	Federal Farm Credit Bank	3.875%	10/7/13	150	159
2	Federal Farm Credit Bank	2.625%	4/17/14	250	253
2	Federal Farm Credit Bank	3.000%	9/22/14	300	305
2	Federal Farm Credit Bank	4.875%	12/16/15	175	190
2	Federal Farm Credit Bank	5.125%	8/25/16	225	246
2	Federal Farm Credit Bank	4.875%	1/17/17	250	268
2	Federal Farm Credit Bank	5.150%	11/15/19	500	530
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	75	77
2	Federal Home Loan Banks	1.375%	5/16/11	400	403
2	Federal Home Loan Banks	3.125%	6/10/11	375	386
2	Federal Home Loan Banks	3.625%	7/1/11	525	543
2	Federal Home Loan Banks	1.625%	7/27/11	1,350	1,366
2	Federal Home Loan Banks	5.375%	8/19/11	3,125	3,324
2	Federal Home Loan Banks	3.750%	9/9/11	125	130
2	Federal Home Loan Banks	3.625%	9/16/11	275	286
2	Federal Home Loan Banks	4.875%	11/18/11	400	426
2	Federal Home Loan Banks	1.000%	12/28/11	500	500
2	Federal Home Loan Banks	1.125%	5/18/12	450	449
2	Federal Home Loan Banks	1.875%	6/20/12	950	962
2	Federal Home Loan Banks	1.750%	8/22/12	2,675	2,698
2	Federal Home Loan Banks	1.625%	9/26/12	400	402
[2,3] Federal Home Loan Banks		2.000%	10/5/12	270	272
2	Federal Home Loan Banks	1.500%	1/16/13	700	698
2	Federal Home Loan Banks	3.375%	2/27/13	300	314
2	Federal Home Loan Banks	1.625%	3/20/13	450	449
2	Federal Home Loan Banks	3.875%	6/14/13	825	878
2	Federal Home Loan Banks	5.125%	8/14/13	725	800
2	Federal Home Loan Banks	4.000%	9/6/13	400	427
2	Federal Home Loan Banks	5.250%	9/13/13	875	967
2	Federal Home Loan Banks	4.500%	9/16/13	1,125	1,218
2	Federal Home Loan Banks	3.625%	10/18/13	475	501
2	Federal Home Loan Banks	4.875%	11/27/13	675	738
2	Federal Home Loan Banks	3.125%	12/13/13	250	258
2	Federal Home Loan Banks	5.500%	8/13/14	1,400	1,574
2	Federal Home Loan Banks	2.750%	12/12/14	200	200
2	Federal Home Loan Banks	5.375%	5/18/16	1,800	2,006
2	Federal Home Loan Banks	5.125%	10/19/16	525	572
2	Federal Home Loan Banks	4.750%	12/16/16	1,625	1,744
2	Federal Home Loan Banks	4.875%	5/17/17	125	135
2	Federal Home Loan Banks	5.000%	11/17/17	575	622
2	Federal Home Loan Banks	5.250%	12/11/20	425	459
2	Federal Home Loan Banks	5.625%	6/11/21	35	39
2	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	675	683
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	2,700	2,872
2	Federal Home Loan Mortgage Corp.	3.875%	6/29/11	1,000	1,040
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	4,250	4,500
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	2,250	2,439
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	800	815
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	800	808
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	2,000	2,194
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	250	254
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	1,075	1,160
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	425	454

2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	650	646
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	600	636
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	275	298
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	200	214
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	450	494
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	700	758
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	2,650	2,666
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,225	2,453
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	2,000	2,043
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	692
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	375	421
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	587
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	1,425	1,390
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	400	477
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,850
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	250	289
2 Federal National Mortgage Assn.	5.125%	4/15/11	925	969
2 Federal National Mortgage Assn.	1.375%	4/28/11	800	807
2 Federal National Mortgage Assn.	3.375%	5/19/11	1,000	1,031
2 Federal National Mortgage Assn.	5.000%	10/15/11	1,025	1,090
2 Federal National Mortgage Assn.	1.000%	11/23/11	150	150
2 Federal National Mortgage Assn.	2.000%	1/9/12	1,000	1,017
2 Federal National Mortgage Assn.	0.875%	1/12/12	900	898
2 Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,590
2 Federal National Mortgage Assn.	1.000%	4/4/12	450	449
2 Federal National Mortgage Assn.	1.875%	4/20/12	325	330
2 Federal National Mortgage Assn.	4.875%	5/18/12	750	808
2 Federal National Mortgage Assn.	5.250%	8/1/12	150	161
2 Federal National Mortgage Assn.	1.750%	8/10/12	3,500	3,531
2 Federal National Mortgage Assn.	4.375%	9/15/12	350	375
2 Federal National Mortgage Assn.	3.625%	2/12/13	425	448
2 Federal National Mortgage Assn.	4.750%	2/21/13	600	650
2 Federal National Mortgage Assn.	4.375%	3/15/13	1,850	1,990
2 Federal National Mortgage Assn.	4.625%	5/1/13	750	799
2 Federal National Mortgage Assn.	1.750%	5/7/13	650	648
2 Federal National Mortgage Assn.	4.625%	10/15/13	4,550	4,949
2 Federal National Mortgage Assn.	2.875%	12/11/13	1,025	1,053
2 Federal National Mortgage Assn.	2.750%	3/13/14	2,075	2,112
2 Federal National Mortgage Assn.	2.500%	5/15/14	450	452
2 Federal National Mortgage Assn.	3.000%	9/16/14	450	458
2 Federal National Mortgage Assn.	4.625%	10/15/14	1,000	1,086
2 Federal National Mortgage Assn.	2.625%	11/20/14	400	400
2 Federal National Mortgage Assn.	4.375%	10/15/15	500	534
2 Federal National Mortgage Assn.	5.250%	9/15/16	1,150	1,271
2 Federal National Mortgage Assn.	4.875%	12/15/16	500	540
2 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,093
2 Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,171
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,108
2 Federal National Mortgage Assn.	6.250%	5/15/29	175	200
2 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,160
2 Federal National Mortgage Assn.	7.250%	5/15/30	300	381
2 Federal National Mortgage Assn.	6.625%	11/15/30	300	358
2 Federal National Mortgage Assn.	5.625%	7/15/37	425	446
2 Financing Corp. Fico	9.650%	11/2/18	225	313
1 General Electric Capital Corp.	1.800%	3/11/11	750	759
1 General Electric Capital Corp.	3.000%	12/9/11	1,150	1,189
1 General Electric Capital Corp.	2.250%	3/12/12	425	434
1 General Electric Capital Corp.	2.200%	6/8/12	900	918

1	General Electric Capital Corp.	2.125%	12/21/12	475	481
1	General Electric Capital Corp.	2.625%	12/28/12	350	359
1	Goldman Sachs Group Inc.	1.700%	3/15/11	300	303
1	Goldman Sachs Group Inc.	1.625%	7/15/11	300	303
1	Goldman Sachs Group Inc.	2.150%	3/15/12	175	178
1	Goldman Sachs Group Inc.	3.250%	6/15/12	625	652
1	HSBC USA Inc.	3.125%	12/16/11	375	389
	Israel Government AID Bond	5.500%	9/18/23	150	161
	Israel Government AID Bond	5.500%	12/4/23	50	54
	Israel Government AID Bond	5.500%	4/26/24	325	347
1	JPMorgan Chase & Co.	1.650%	2/23/11	500	505
1	JPMorgan Chase & Co.	3.125%	12/1/11	275	285
1	JPMorgan Chase & Co.	2.200%	6/15/12	500	510
1	JPMorgan Chase & Co.	2.125%	6/22/12	350	356
1	JPMorgan Chase & Co.	2.125%	12/26/12	825	836
1	Morgan Stanley	2.900%	12/1/10	300	305
1	Morgan Stanley	3.250%	12/1/11	800	831
1	Morgan Stanley	1.950%	6/20/12	725	736
	Private Export Funding Corp.	3.050%	10/15/14	250	250
	Private Export Funding Corp.	4.375%	3/15/19	200	198
	Private Export Funding Corp.	4.300%	12/15/21	75	71
1	Regions Bank	2.750%	12/10/10	450	457
1	Sovereign Bank	2.750%	1/17/12	200	206
1	State Street Corp.	2.150%	4/30/12	325	331
2	Tennessee Valley Authority	5.500%	7/18/17	275	303
2	Tennessee Valley Authority	4.500%	4/1/18	175	179
2	Tennessee Valley Authority	6.750%	11/1/25	50	58
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,223
2	Tennessee Valley Authority	4.650%	6/15/35	175	158
2	Tennessee Valley Authority	5.500%	6/15/38	100	102
2	Tennessee Valley Authority	5.250%	9/15/39	150	147
2	Tennessee Valley Authority	4.875%	1/15/48	100	92
2	Tennessee Valley Authority	5.375%	4/1/56	50	50
1	US Central Federal Credit Union	1.900%	10/19/12	250	252
1	Wells Fargo & Co.	3.000%	12/9/11	850	879
1	Wells Fargo & Co.	2.125%	6/15/12	275	280
1	Western Corporate Federal Credit Union	1.750%	11/2/12	125	125
					132,006
Conventional Mortgage-Backed Securities (29.2%)
[2,3] Fannie Mae Pool		4.000%	12/1/10–4/1/40	17,705	17,820
[2,3] Fannie Mae Pool		4.500%	9/1/11–3/1/40	38,375,375	39,377
[2,3] Fannie Mae Pool		5.000%	4/1/10–4/1/40	63,068,256	65,697
[2,3] Fannie Mae Pool		5.500%	3/1/17–4/1/40	70,245	74,505
[2,3] Fannie Mae Pool		6.000%	8/1/11–4/1/40	53,949,411	57,679
[2,3] Fannie Mae Pool		6.500%	5/1/11–1/1/39	17,679	19,250
[2,3] Fannie Mae Pool		7.000%	11/1/10–11/1/37	4,539	5,024
[2,3] Fannie Mae Pool		7.500%	11/1/11–7/1/32	234	260
[2,3] Fannie Mae Pool		8.000%	11/1/11–11/1/30	83	94
[2,3] Fannie Mae Pool		8.500%	7/1/22–4/1/31	37	41
[2,3] Fannie Mae Pool		9.000%	6/1/22–12/1/24	10	12
[2,3] Fannie Mae Pool		9.500%	12/1/18–2/1/25	6	7
[2,3] Fannie Mae Pool		10.000%	8/1/20–8/1/21	2	3
[2,3] Fannie Mae Pool		10.500%	8/1/20	1	1
[2,3] Freddie Mac Gold Pool		4.000%	7/1/10–1/1/40	9,939	10,077
[2,3] Freddie Mac Gold Pool		4.500%	7/1/10–4/1/40	29,235	29,890
[2,3] Freddie Mac Gold Pool		5.000%	10/1/17–4/1/40	43,424	45,246
[2,3] Freddie Mac Gold Pool		5.500%	12/1/13–4/1/40	52,122,779	55,270

[2,3] Freddie Mac Gold Pool		6.000%	11/1/10–4/1/40	32,478,980	34,978
[2,3] Freddie Mac Gold Pool		6.500%	11/1/10–4/1/39	8,292	9,054
[2,3] Freddie Mac Gold Pool		7.000%	4/1/11–2/1/37	2,307	2,549
[2,3] Freddie Mac Gold Pool		7.500%	9/1/10–12/1/30	160	178
[2,3] Freddie Mac Gold Pool		8.000%	12/1/15–7/1/30	140	158
[2,3] Freddie Mac Gold Pool		8.500%	3/1/23–11/1/30	61	67
[2,3] Freddie Mac Gold Pool		9.000%	5/1/27–5/1/30	6	7
[2,3] Freddie Mac Gold Pool		9.500%	1/1/25–2/1/25	2	3
[2,3] Freddie Mac Gold Pool		10.000%	3/1/17	3	3
[2,3] Freddie Mac Non Gold Pool		10.000%	11/1/19	1	1
3	Ginnie Mae I Pool	4.000%	8/15/39–4/1/40	2,178	2,134
3	Ginnie Mae I Pool	4.500%	8/15/18–4/1/40	20,516	20,804
3	Ginnie Mae I Pool	5.000%	1/15/18–4/1/40	29,407	30,606
3	Ginnie Mae I Pool	5.500%	6/15/18–4/1/40	16,744	17,769
3	Ginnie Mae I Pool	6.000%	4/15/11–1/15/39	10,328	11,085
3	Ginnie Mae I Pool	6.500%	5/15/13–4/1/40	5,603	6,064
3	Ginnie Mae I Pool	7.000%	11/15/11–1/15/32	379	418
3	Ginnie Mae I Pool	7.500%	6/15/12–1/15/31	184	200
3	Ginnie Mae I Pool	8.000%	2/15/22–12/15/30	107	119
3	Ginnie Mae I Pool	8.500%	2/15/22–7/15/30	24	27
3	Ginnie Mae I Pool	9.000%	4/15/16–7/15/30	50	54
3	Ginnie Mae I Pool	9.500%	4/15/17–12/15/21	9	9
3	Ginnie Mae I Pool	10.000%	5/15/20	1	1
3	Ginnie Mae I Pool	10.500%	5/15/19	11	12
3	Ginnie Mae II Pool	4.500%	12/20/39	1,194	1,211
3	Ginnie Mae II Pool	5.000%	3/20/18–4/1/40	4,084	4,254
3	Ginnie Mae II Pool	5.500%	6/20/34–4/20/39	7,879	8,358
3	Ginnie Mae II Pool	6.000%	3/20/33–1/20/39	6,477	6,946
3	Ginnie Mae II Pool	6.500% 12/20/35–12/20/37		2,254	2,436
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	198	217
					579,975
Nonconventional Mortgage-Backed Securities (1.3%)
[2,3] Fannie Mae Pool		2.693%	1/1/35	279	288
[2,3] Fannie Mae Pool		2.800%	10/1/34	157	161
[2,3] Fannie Mae Pool		2.808%	11/1/34	154	157
[2,3] Fannie Mae Pool		3.135%	9/1/34	44	46
[2,3] Fannie Mae Pool		3.305%	1/1/40	447	455
[2,3] Fannie Mae Pool		3.809%	4/1/36	256	265
[2,3] Fannie Mae Pool		3.822%	4/1/37	421	437
[2,3] Fannie Mae Pool		4.134%	5/1/34	101	104
[2,3] Fannie Mae Pool		4.377%	8/1/35	632	651
[2,3] Fannie Mae Pool		4.424%	7/1/35	134	138
[2,3] Fannie Mae Pool		4.548%	11/1/34	293	306
[2,3] Fannie Mae Pool		4.616%	8/1/35	713	744
[2,3] Fannie Mae Pool		4.621%	9/1/34	252	262
[2,3] Fannie Mae Pool		4.621%	12/1/35	368	383
[2,3] Fannie Mae Pool		4.626%	11/1/33	68	71
[2,3] Fannie Mae Pool		4.793%	6/1/34	108	114
[2,3] Fannie Mae Pool		4.866%	9/1/35	246	253
[2,3] Fannie Mae Pool		5.021%	12/1/33	95	99
[2,3] Fannie Mae Pool		5.021%	2/1/36	84	87
[2,3] Fannie Mae Pool		5.024%	11/1/35	219	228
[2,3] Fannie Mae Pool		5.064%	8/1/37	507	533
[2,3] Fannie Mae Pool		5.073%	12/1/35	494	510
[2,3] Fannie Mae Pool		5.101%	5/1/37	217	225
[2,3] Fannie Mae Pool		5.135%	12/1/35	542	567
[2,3] Fannie Mae Pool		5.147%	3/1/38	322	337

[2,3] Fannie Mae Pool	5.149%	1/1/36	209	218
[2,3] Fannie Mae Pool	5.189%	3/1/37	229	240
[2,3] Fannie Mae Pool	5.204%	8/1/38	30	31
[2,3] Fannie Mae Pool	5.301%	7/1/38	37	39
[2,3] Fannie Mae Pool	5.348%	12/1/35	245	255
[2,3] Fannie Mae Pool	5.444%	2/1/36	164	171
[2,3] Fannie Mae Pool	5.536%	1/1/37	289	304
[2,3] Fannie Mae Pool	5.604%	5/1/36	147	155
[2,3] Fannie Mae Pool	5.621%	7/1/36	100	106
[2,3] Fannie Mae Pool	5.662%	3/1/37	253	267
[2,3] Fannie Mae Pool	5.663%	6/1/36	142	150
[2,3] Fannie Mae Pool	5.667%	2/1/37	615	648
[2,3] Fannie Mae Pool	5.673%	2/1/37	616	645
[2,3] Fannie Mae Pool	5.674%	6/1/37	149	155
[2,3] Fannie Mae Pool	5.677%	3/1/37	971	1,025
[2,3] Fannie Mae Pool	5.704%	9/1/36	136	143
[2,3] Fannie Mae Pool	5.722%	3/1/37	863	910
[2,3] Fannie Mae Pool	5.750%	1/1/36	151	159
[2,3] Fannie Mae Pool	5.758%	4/1/37	155	162
[2,3] Fannie Mae Pool	5.762%	12/1/37	579	606
[2,3] Fannie Mae Pool	5.764%	4/1/36	299	314
[2,3] Fannie Mae Pool	5.785%	4/1/37	341	359
[2,3] Fannie Mae Pool	5.846%	9/1/36	654	699
[2,3] Fannie Mae Pool	5.908%	11/1/36	627	662
[2,3] Fannie Mae Pool	5.996%	6/1/36	38	40
[2,3] Fannie Mae Pool	5.996%	10/1/37	464	489
[2,3] Fannie Mae Pool	6.051%	8/1/37	259	270
[2,3] Fannie Mae Pool	6.506%	9/1/37	355	376
[2,3] Freddie Mac Non Gold Pool	2.666%	12/1/34	251	259
[2,3] Freddie Mac Non Gold Pool	2.946%	1/1/35	15	16
[2,3] Freddie Mac Non Gold Pool	3.076%	9/1/34	135	139
[2,3] Freddie Mac Non Gold Pool	3.087%	12/1/34	153	159
[2,3] Freddie Mac Non Gold Pool	3.169%	12/1/36	83	85
[2,3] Freddie Mac Non Gold Pool	3.315%	4/1/40	325	328
[2,3] Freddie Mac Non Gold Pool	3.632%	1/1/40	349	358
[2,3] Freddie Mac Non Gold Pool	4.543%	3/1/36	249	257
[2,3] Freddie Mac Non Gold Pool	4.597%	11/1/34	239	249
[2,3] Freddie Mac Non Gold Pool	4.626%	7/1/35	187	194
[2,3] Freddie Mac Non Gold Pool	4.986%	5/1/35	276	287
[2,3] Freddie Mac Non Gold Pool	5.284%	3/1/38	351	368
[2,3] Freddie Mac Non Gold Pool	5.292%	3/1/36	290	303
[2,3] Freddie Mac Non Gold Pool	5.338%	12/1/35	195	204
[2,3] Freddie Mac Non Gold Pool	5.433%	4/1/37	388	409
[2,3] Freddie Mac Non Gold Pool	5.441%	3/1/37	242	255
[2,3] Freddie Mac Non Gold Pool	5.503%	2/1/36	230	240
[2,3] Freddie Mac Non Gold Pool	5.556%	4/1/37	245	257
[2,3] Freddie Mac Non Gold Pool	5.557%	5/1/36	236	245
[2,3] Freddie Mac Non Gold Pool	5.603%	7/1/36	166	173
[2,3] Freddie Mac Non Gold Pool	5.650%	12/1/36	342	360
[2,3] Freddie Mac Non Gold Pool	5.652%	4/1/37	184	191
[2,3] Freddie Mac Non Gold Pool	5.675%	3/1/37	518	545
[2,3] Freddie Mac Non Gold Pool	5.721%	6/1/37	692	732
[2,3] Freddie Mac Non Gold Pool	5.723%	9/1/36	822	864
[2,3] Freddie Mac Non Gold Pool	5.757%	5/1/36	133	140
[2,3] Freddie Mac Non Gold Pool	5.826%	12/1/36	140	148
[2,3] Freddie Mac Non Gold Pool	5.844%	10/1/37	376	396
[2,3] Freddie Mac Non Gold Pool	5.873%	5/1/37	402	424
[2,3] Freddie Mac Non Gold Pool	5.905%	8/1/37	238	251

[2,3] Freddie Mac Non Gold Pool		5.959%	10/1/37	97	103
[2,3] Freddie Mac Non Gold Pool		6.109%	12/1/36	251	265
[2,3] Freddie Mac Non Gold Pool		6.306%	6/1/37	135	141
[2,3] Freddie Mac Non Gold Pool		6.453%	2/1/37	167	178
					26,542
Total U.S. Government and Agency Obligations (Cost $1,401,526)					1,432,669
Asset-Backed/Commercial Mortgage-Backed Securities (4.0%)
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	571	586
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	130	129
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	50	50
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	510	513
[3,4] Banc of America Commercial Mortgage Inc.		5.039%	11/10/42	75	76
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	200	179
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	250	254
[3,4] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	5	4
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	700	713
[3,4] Banc of America Commercial Mortgage Inc.		5.120%	10/10/45	700	720
[3,4] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	10	9
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	500	511
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	140	121
[3,4] Banc of America Commercial Mortgage Inc.		5.179%	9/10/47	50	45
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	320	314
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	50	43
[3,4] Banc of America Commercial Mortgage Inc.		5.523%	1/15/49	75	41
[3,4] Banc of America Commercial Mortgage Inc.		6.181%	2/10/51	725	733
5	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	247
5	Bank of Scotland PLC	5.250%	2/21/17	375	382
3	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	1,100	1,135
3	Bear Stearns Commercial Mortgage
	Securities	5.463%	4/12/38	175	182
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.463%	4/12/38	125	109
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.758%	9/11/38	125	108
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.758%	9/11/38	75	48
3	Bear Stearns Commercial Mortgage
	Securities	5.455%	3/11/39	75	77
3	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	500	516
3	Bear Stearns Commercial Mortgage
	Securities	5.667%	6/11/40	1,100	1,137
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.719%	6/11/40	75	45
3	Bear Stearns Commercial Mortgage
	Securities	4.750%	6/11/41	20	16
3	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	95	85
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.568%	10/12/41	50	44
3	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	100	101
3	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	825	852
3	Bear Stearns Commercial Mortgage
	Securities	5.793%	9/11/42	175	186

3	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	397	400
3	Bear Stearns Commercial Mortgage
	Securities	5.149%	10/12/42	600	621
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	190	156
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.566%	1/12/45	100	65
3	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	275	283
3	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	1,200	1,158
3	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	400	392
[3,4] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	200	165
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	475	489
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	275	288
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	1,000	1,084
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	100	112
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	238	245
3	Chase Issuance Trust	4.650%	12/17/12	900	919
3	Chase Issuance Trust	4.650%	3/15/15	1,000	1,077
3	Chase Issuance Trust	5.400%	7/15/15	250	276
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	115	121
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	525	570
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	100	104
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	125	139
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	25	24
[3,4] Citigroup Commercial Mortgage Trust		5.729%	3/15/49	575	594
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	175	160
[3,4] Citigroup Commercial Mortgage Trust		5.699%	12/10/49	135	114
[3,4] Citigroup Commercial Mortgage Trust		5.699%	12/10/49	350	352
[3,4] Citigroup Commercial Mortgage Trust		6.095%	12/10/49	225	226
[3,4] Citigroup Commercial Mortgage Trust		6.095%	12/10/49	90	71
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	760	784
[3,4] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.225%	7/15/44	250	232
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	500	506
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	250	210
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	650	665
3	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	350	341
[3,5] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	664	701
3	Commercial Mortgage Pass Through
	Certificates	4.715%	3/10/39	500	506
3	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	500	512
3	Commercial Mortgage Pass Through
	Certificates	5.765%	6/10/46	350	361
[3,4] Commercial Mortgage Pass Through
	Certificates	5.791%	6/10/46	100	90

3	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	150	154
[3,4] Commercial Mortgage Pass Through
	Certificates	5.816%	12/10/49	550	554
[3,4] Countrywide Home Loan Mortgage Pass
	Through Trust	4.051%	5/25/33	127	110
3	Credit Suisse First Boston Mortgage
	Securities Corp.	6.380%	12/18/35	370	376
[3,4] Credit Suisse First Boston Mortgage
	Securities Corp.	4.750%	1/15/37	200	204
3	Credit Suisse First Boston Mortgage
	Securities Corp.	4.877%	4/15/37	25	20
3	Credit Suisse First Boston Mortgage
	Securities Corp.	3.936%	5/15/38	210	213
[3,4] Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	50	46
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.100%	8/15/38	700	715
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	30	26
3	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	400	390
3	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	825	833
[3,4] Credit Suisse Mortgage Capital Certificates		5.549%	2/15/39	200	171
[3,4] Credit Suisse Mortgage Capital Certificates		5.723%	6/15/39	850	754
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	50	37
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	450	421
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	55	44
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	175	156
[3,4] CW Capital Cobalt Ltd.		5.820%	5/15/46	1,000	945
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	319	324
3	Discover Card Master Trust	5.650%	12/15/15	600	660
3	Discover Card Master Trust	5.650%	3/16/20	225	250
3	Fifth Third Auto Trust	4.070%	1/17/12	704	711
[3,4] First Union Commercial Mortgage Trust		6.639%	10/15/35	166	167
3	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	300	313
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	450	470
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	125	126
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	113	114
[3,4] GE Capital Commercial Mortgage Corp.		5.334%	3/10/44	1,175	1,212
[3,4] GE Capital Commercial Mortgage Corp.		5.332%	11/10/45	195	178
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	150	151
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	370	375
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	304
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	50	44
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	100	103
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	700	737
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	299	303
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	625	626
[3,4] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	150	138
[3,4] Greenwich Capital Commercial Funding Corp.		5.886%	7/10/38	100	85
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	50	41
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	325	322
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	375	379
[3,4] GS Mortgage Securities Corp. II		5.553%	4/10/38	200	201
[3,4] GS Mortgage Securities Corp. II		5.622%	4/10/38	150	130
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	600	615
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	225	238

3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	86	88
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.200%	7/12/35	306	309
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.654%	1/12/37	75	77
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.350%	8/12/37	50	40
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	125	126
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	25	21
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.879%	1/12/38	555	571
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.404%	1/12/39	150	148
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.376%	6/12/41	450	463
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.697%	7/15/42	500	502
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	105	96
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.321%	1/12/43	5	4
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	302	306
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.438%	12/12/44	75	64
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.222%	12/15/44	105	97
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	40	35
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	50	32
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.874%	4/15/45	550	574
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.593%	5/12/45	175	151
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	115	96
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.447%	5/15/45	150	152
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	6/12/47	250	246
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.803%	6/15/49	349	362
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.818%	6/15/49	300	288
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	935	925
3	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	250	252
[3,4] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	275	267
[3,4] LB Commercial Conduit Mortgage Trust		5.949%	7/15/44	315	226
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	700	707
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	110	112
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	38	38

3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	250	252
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	75	69
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	225	230
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	100	103
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	350	357
[3,4] LB-UBS Commercial Mortgage Trust		5.124%	11/15/32	225	233
[3,4] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	375	378
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	60	55
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	75	73
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	575	559
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	125	94
[3,4] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	95	74
[3,4] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	20	19
[3,4] LB-UBS Commercial Mortgage Trust		6.155%	4/15/41	130	109
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	950	952
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	275	288
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	20	19
3	Merrill Lynch Mortgage Trust	5.655%	5/12/39	200	204
[3,4] Merrill Lynch Mortgage Trust		5.656%	5/12/39	50	43
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	125	103
[3,4] Merrill Lynch Mortgage Trust		5.802%	8/12/43	75	50
[3,4] Merrill Lynch Mortgage Trust		5.291%	1/12/44	350	362
[3,4] Merrill Lynch Mortgage Trust		5.827%	6/12/50	85	68
[3,4] Merrill Lynch Mortgage Trust		5.827%	6/12/50	1,500	1,471
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	350	322
[3,4] Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.516%	2/12/39	25	17
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.908%	6/12/46	900	953
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	85	72
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	965	850
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	275	281
3	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	350	318
3	Morgan Stanley Capital I	4.970%	4/14/40	1,217	1,228
[3,4] Morgan Stanley Capital I		5.110%	6/15/40	420	421
3	Morgan Stanley Capital I	5.270%	6/13/41	200	206
[3,4] Morgan Stanley Capital I		5.811%	8/12/41	50	46
3	Morgan Stanley Capital I	5.360%	11/12/41	200	176
3	Morgan Stanley Capital I	4.970%	12/15/41	425	436
3	Morgan Stanley Capital I	5.168%	1/14/42	125	131
[3,4] Morgan Stanley Capital I		5.649%	6/11/42	150	157
[3,4] Morgan Stanley Capital I		5.649%	6/11/42	25	22
3	Morgan Stanley Capital I	5.230%	9/15/42	625	634
3	Morgan Stanley Capital I	5.766%	10/15/42	210	218
[3,4] Morgan Stanley Capital I		5.770%	10/15/42	10	9
[3,4] Morgan Stanley Capital I		5.770%	10/15/42	100	78
[3,4] Morgan Stanley Capital I		5.208%	11/14/42	5	5
[3,4] Morgan Stanley Capital I		5.208%	11/14/42	650	661
3	Morgan Stanley Capital I	6.280%	1/11/43	475	507
3	Morgan Stanley Capital I	5.332%	12/15/43	200	200
[3,4] Morgan Stanley Capital I		5.385%	3/12/44	675	693
[3,4] Morgan Stanley Capital I		5.773%	7/12/44	125	111
3	Morgan Stanley Capital I	4.660%	9/13/45	100	101
[3,4] Morgan Stanley Capital I		5.685%	4/15/49	125	81

[3,4] Morgan Stanley Capital I		5.692%	4/15/49	250	226
[3,4] Morgan Stanley Capital I		5.544%	11/12/49	175	152
3	Morgan Stanley Capital I	5.809%	12/12/49	425	409
3	Morgan Stanley Capital I	5.090%	10/12/52	300	304
[3,4] Morgan Stanley Capital I		5.204%	10/12/52	150	139
3	Morgan Stanley Capital I	4.770%	7/15/56	85	68
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	650	661
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	233	245
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	315	323
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	750	794
5	Nationwide Building Society	5.500%	7/18/12	575	614
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	175	187
5	Northern Rock Asset Management PLC	5.625%	6/22/17	1,150	1,136
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	59	60
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	405	422
3	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	978	990
3	PSE&G Transition Funding LLC	6.890%	12/15/17	600	710
3	USAA Auto Owner Trust	4.710%	2/18/14	350	371
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	561	569
[3,4] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	115	121
[3,4] Wachovia Bank Commercial Mortgage Trust		4.964%	11/15/35	325	336
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	100	100
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	425	434
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	202	203
[3,4] Wachovia Bank Commercial Mortgage Trust		5.238%	7/15/41	475	481
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	400	402
[3,4] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	250	259
[3,4] Wachovia Bank Commercial Mortgage Trust		5.224%	3/15/42	50	41
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	175	179
[3,4] Wachovia Bank Commercial Mortgage Trust		5.740%	5/15/43	375	389
[3,4] Wachovia Bank Commercial Mortgage Trust		5.740%	5/15/43	150	129
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	800	824
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	75	61
[3,4] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	875	915
[3,4] Wachovia Bank Commercial Mortgage Trust		5.270%	12/15/44	750	781
[3,4] Wachovia Bank Commercial Mortgage Trust		5.320%	12/15/44	10	9
[3,4] Wachovia Bank Commercial Mortgage Trust		5.967%	6/15/45	34	30
[3,4] Wachovia Bank Commercial Mortgage Trust		5.765%	7/15/45	440	432
[3,4] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	140	108
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	250	256
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	375	321
3	World Omni Auto Receivables Trust	3.940%	10/15/12	421	430
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $75,330)					79,005
Corporate Bonds (18.3%)
Finance (6.6%)
	Banking (4.3%)
	American Express Bank FSB	5.550%	10/17/12	250	268
	American Express Bank FSB	5.500%	4/16/13	350	375
	American Express Centurion Bank	5.950%	6/12/17	50	53
	American Express Centurion Bank	6.000%	9/13/17	625	664
	American Express Co.	7.250%	5/20/14	175	198
	American Express Co.	5.500%	9/12/16	100	105
	American Express Co.	6.150%	8/28/17	100	108
	American Express Co.	7.000%	3/19/18	675	763
	American Express Co.	8.125%	5/20/19	175	211
	American Express Co.	8.150%	3/19/38	50	64
3	American Express Co.	6.800%	9/1/66	200	196

American Express Credit Corp.	5.875%	5/2/13	700	759
American Express Credit Corp.	5.125%	8/25/14	50	53
5 American Express Travel Related Services
Co. Inc.	5.250%	11/21/11	25	26
Amsouth Bank	5.200%	4/1/15	150	137
Banco Santander Chile	2.875%	11/13/12	50	50
Bank of America Corp.	4.250%	10/1/10	225	229
Bank of America Corp.	5.375%	9/11/12	200	213
Bank of America Corp.	4.875%	9/15/12	250	262
Bank of America Corp.	4.875%	1/15/13	300	314
Bank of America Corp.	4.900%	5/1/13	475	497
Bank of America Corp.	7.375%	5/15/14	275	309
Bank of America Corp.	5.375%	6/15/14	120	126
Bank of America Corp.	5.125%	11/15/14	1,630	1,690
Bank of America Corp.	5.250%	12/1/15	75	77
Bank of America Corp.	6.500%	8/1/16	375	405
Bank of America Corp.	5.750%	8/15/16	100	102
Bank of America Corp.	5.420%	3/15/17	175	173
Bank of America Corp.	5.750%	12/1/17	175	179
Bank of America Corp.	5.650%	5/1/18	800	810
Bank of America Corp.	7.625%	6/1/19	300	343
Bank of America NA	5.300%	3/15/17	1,125	1,114
Bank of New York Mellon Corp.	6.375%	4/1/12	100	109
Bank of New York Mellon Corp.	4.950%	11/1/12	300	325
Bank of New York Mellon Corp.	4.500%	4/1/13	50	53
Bank of New York Mellon Corp.	4.300%	5/15/14	150	158
Bank of New York Mellon Corp.	4.950%	3/15/15	200	214
Bank of New York Mellon Corp.	5.450%	5/15/19	200	214
Bank of Nova Scotia	2.250%	1/22/13	200	201
Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	725	773
Bank One Corp.	5.900%	11/15/11	25	27
Bank One Corp.	5.250%	1/30/13	50	53
Bank One Corp.	4.900%	4/30/15	100	104
Barclays Bank PLC	2.500%	1/23/13	200	200
Barclays Bank PLC	5.200%	7/10/14	600	640
Barclays Bank PLC	5.000%	9/22/16	175	180
Barclays Bank PLC	5.125%	1/8/20	650	641
BB&T Capital Trust II	6.750%	6/7/36	175	173
3 BB&T Capital Trust IV	6.820%	6/12/57	25	24
BB&T Corp.	6.500%	8/1/11	125	132
BB&T Corp.	3.850%	7/27/12	125	130
BB&T Corp.	4.750%	10/1/12	250	263
BB&T Corp.	5.700%	4/30/14	75	82
BB&T Corp.	5.200%	12/23/15	125	131
BB&T Corp.	4.900%	6/30/17	75	75
BB&T Corp.	6.850%	4/30/19	100	113
Bear Stearns Cos. LLC	4.500%	10/28/10	300	306
Bear Stearns Cos. LLC	5.350%	2/1/12	50	53
Bear Stearns Cos. LLC	5.700%	11/15/14	550	599
Bear Stearns Cos. LLC	5.300%	10/30/15	50	53
Bear Stearns Cos. LLC	5.550%	1/22/17	650	676
Bear Stearns Cos. LLC	6.400%	10/2/17	350	387
Bear Stearns Cos. LLC	7.250%	2/1/18	325	375
BNP Paribas	3.250%	3/11/15	50	50
BNP Paribas US Medium-Term Note Program
LLC	2.125%	12/21/12	400	406
BNY Mellon NA	4.750%	12/15/14	50	53
Branch Banking & Trust Co.	5.625%	9/15/16	175	182

5	Canadian Imperial Bank of Commerce	2.000%	2/4/13	150	149
	Capital One Bank USA NA	8.800%	7/15/19	475	574
	Capital One Capital III	7.686%	8/15/36	125	119
	Capital One Capital IV	6.745%	2/17/37	75	64
	Capital One Capital V	10.250%	8/15/39	50	59
	Capital One Capital VI	8.875%	5/15/40	50	54
	Capital One Financial Corp.	5.700%	9/15/11	100	105
	Capital One Financial Corp.	4.800%	2/21/12	100	104
	Capital One Financial Corp.	5.500%	6/1/15	25	26
	Capital One Financial Corp.	6.150%	9/1/16	125	129
	Capital One Financial Corp.	5.250%	2/21/17	50	51
	Capital One Financial Corp.	6.750%	9/15/17	75	83
	Charter One Bank NA	5.500%	4/26/11	300	310
[3,5] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	500	552
	Citigroup Inc.	5.100%	9/29/11	625	651
	Citigroup Inc.	6.000%	2/21/12	75	80
	Citigroup Inc.	5.250%	2/27/12	225	236
	Citigroup Inc.	5.500%	8/27/12	50	53
	Citigroup Inc.	5.625%	8/27/12	325	341
	Citigroup Inc.	5.300%	10/17/12	700	735
	Citigroup Inc.	5.500%	4/11/13	675	709
	Citigroup Inc.	6.500%	8/19/13	500	539
	Citigroup Inc.	5.125%	5/5/14	100	103
	Citigroup Inc.	6.375%	8/12/14	50	53
	Citigroup Inc.	5.000%	9/15/14	975	972
	Citigroup Inc.	5.500%	10/15/14	300	311
	Citigroup Inc.	6.010%	1/15/15	200	210
	Citigroup Inc.	4.700%	5/29/15	50	50
	Citigroup Inc.	5.300%	1/7/16	225	228
	Citigroup Inc.	6.000%	8/15/17	225	230
	Citigroup Inc.	6.125%	11/21/17	200	205
	Citigroup Inc.	6.125%	5/15/18	475	485
	Citigroup Inc.	8.500%	5/22/19	300	350
	Citigroup Inc.	6.625%	6/15/32	100	93
	Citigroup Inc.	5.875%	2/22/33	250	217
	Citigroup Inc.	6.000%	10/31/33	325	284
	Citigroup Inc.	6.125%	8/25/36	100	87
	Citigroup Inc.	5.875%	5/29/37	325	293
	Citigroup Inc.	6.875%	3/5/38	400	406
	Citigroup Inc.	8.125%	7/15/39	575	662
	Comerica Bank	5.750%	11/21/16	225	233
	Comerica Bank	5.200%	8/22/17	75	72
3	Comerica Capital Trust II	6.576%	2/20/37	150	132
	Compass Bank	6.400%	10/1/17	75	75
	Compass Bank	5.900%	4/1/26	50	44
5	Corestates Capital I	8.000%	12/15/26	600	603
	Countrywide Financial Corp.	6.250%	5/15/16	125	127
	Credit Suisse	5.000%	5/15/13	265	284
	Credit Suisse	5.300%	8/13/19	250	257
3	Credit Suisse	5.860%	5/15/49	225	211
	Credit Suisse AG	5.400%	1/14/20	675	681
	Credit Suisse USA Inc.	4.875%	8/15/10	675	686
	Credit Suisse USA Inc.	6.125%	11/15/11	250	268
	Credit Suisse USA Inc.	6.500%	1/15/12	275	299
	Credit Suisse USA Inc.	5.500%	8/15/13	200	219
	Credit Suisse USA Inc.	5.125%	1/15/14	100	107
	Credit Suisse USA Inc.	4.875%	1/15/15	635	674
	Credit Suisse USA Inc.	5.125%	8/15/15	625	669

Deutsche Bank AG	5.375%	10/12/12	200	218
Deutsche Bank AG	2.375%	1/11/13	150	150
Deutsche Bank AG	4.875%	5/20/13	575	616
Deutsche Bank AG	3.450%	3/30/15	75	74
Deutsche Bank AG	6.000%	9/1/17	550	602
Deutsche Bank Financial LLC	5.375%	3/2/15	300	317
FIA Card Services NA	6.625%	6/15/12	100	108
Fifth Third Bancorp	8.250%	3/1/38	225	237
3 Fifth Third Capital Trust IV	6.500%	4/15/67	300	254
First Niagara Financial Group Inc.	6.750%	3/19/20	50	51
First Tennessee Bank NA	5.050%	1/15/15	50	47
Golden West Financial Corp.	4.750%	10/1/12	75	79
Goldman Sachs Capital I	6.345%	2/15/34	400	368
3 Goldman Sachs Capital II	5.793%	12/29/49	200	169
Goldman Sachs Group Inc.	6.600%	1/15/12	875	952
Goldman Sachs Group Inc.	5.300%	2/14/12	50	53
Goldman Sachs Group Inc.	3.625%	8/1/12	250	260
Goldman Sachs Group Inc.	5.700%	9/1/12	50	54
Goldman Sachs Group Inc.	5.450%	11/1/12	275	297
Goldman Sachs Group Inc.	5.250%	4/1/13	175	187
Goldman Sachs Group Inc.	4.750%	7/15/13	1,050	1,111
Goldman Sachs Group Inc.	5.250%	10/15/13	225	242
Goldman Sachs Group Inc.	5.150%	1/15/14	135	144
Goldman Sachs Group Inc.	5.000%	10/1/14	175	184
Goldman Sachs Group Inc.	5.125%	1/15/15	640	676
Goldman Sachs Group Inc.	5.350%	1/15/16	575	605
Goldman Sachs Group Inc.	5.750%	10/1/16	425	454
Goldman Sachs Group Inc.	5.625%	1/15/17	450	461
Goldman Sachs Group Inc.	6.250%	9/1/17	475	511
Goldman Sachs Group Inc.	5.950%	1/18/18	825	865
Goldman Sachs Group Inc.	6.150%	4/1/18	200	211
Goldman Sachs Group Inc.	7.500%	2/15/19	75	86
Goldman Sachs Group Inc.	5.375%	3/15/20	125	124
Goldman Sachs Group Inc.	5.950%	1/15/27	300	288
Goldman Sachs Group Inc.	6.125%	2/15/33	125	123
Goldman Sachs Group Inc.	6.450%	5/1/36	125	120
Goldman Sachs Group Inc.	6.750%	10/1/37	550	545
5 HBOS PLC	6.750%	5/21/18	150	138
HSBC Bank USA NA	5.625%	8/15/35	250	233
HSBC Holdings PLC	7.625%	5/17/32	100	112
HSBC Holdings PLC	7.350%	11/27/32	100	110
HSBC Holdings PLC	6.500%	5/2/36	500	518
HSBC Holdings PLC	6.500%	9/15/37	450	466
HSBC Holdings PLC	6.800%	6/1/38	50	54
JP Morgan Chase Capital XV	5.875%	3/15/35	200	181
JP Morgan Chase Capital XVII	5.850%	8/1/35	150	131
JP Morgan Chase Capital XX	6.550%	9/29/36	125	117
JP Morgan Chase Capital XXII	6.450%	2/2/37	225	208
JP Morgan Chase Capital XXV	6.800%	10/1/37	225	223
JPMorgan Chase & Co.	5.600%	6/1/11	350	368
JPMorgan Chase & Co.	4.500%	1/15/12	200	211
JPMorgan Chase & Co.	6.625%	3/15/12	100	109
JPMorgan Chase & Co.	5.375%	10/1/12	675	731
JPMorgan Chase & Co.	5.750%	1/2/13	725	785
JPMorgan Chase & Co.	4.750%	5/1/13	475	507
JPMorgan Chase & Co.	4.875%	3/15/14	230	240
JPMorgan Chase & Co.	5.125%	9/15/14	410	434
JPMorgan Chase & Co.	3.700%	1/20/15	250	251

JPMorgan Chase & Co.	4.750%	3/1/15	25	26
JPMorgan Chase & Co.	5.250%	5/1/15	425	449
JPMorgan Chase & Co.	5.150%	10/1/15	375	395
JPMorgan Chase & Co.	6.125%	6/27/17	75	81
JPMorgan Chase & Co.	6.000%	1/15/18	200	216
JPMorgan Chase & Co.	6.300%	4/23/19	625	687
JPMorgan Chase & Co.	4.950%	3/25/20	50	49
JPMorgan Chase & Co.	6.400%	5/15/38	300	324
JPMorgan Chase Bank NA	5.875%	6/13/16	25	27
JPMorgan Chase Bank NA	6.000%	10/1/17	300	320
JPMorgan Chase Capital XXVII	7.000%	11/1/39	150	153
KeyBank NA	5.500%	9/17/12	175	184
KeyBank NA	4.950%	9/15/15	150	148
KeyBank NA	5.450%	3/3/16	150	148
KeyCorp	6.500%	5/14/13	150	160
M&I Marshall & Ilsley Bank	4.850%	6/16/15	275	240
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	213
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	137
MBNA Corp.	6.125%	3/1/13	125	134
MBNA Corp.	5.000%	6/15/15	50	50
Mellon Funding Corp.	5.000%	12/1/14	300	322
Merrill Lynch & Co. Inc.	5.770%	7/25/11	75	79
Merrill Lynch & Co. Inc.	6.050%	8/15/12	50	54
Merrill Lynch & Co. Inc.	5.450%	2/5/13	200	211
Merrill Lynch & Co. Inc.	6.150%	4/25/13	450	485
Merrill Lynch & Co. Inc.	5.000%	2/3/14	150	155
Merrill Lynch & Co. Inc.	5.450%	7/15/14	225	236
Merrill Lynch & Co. Inc.	5.000%	1/15/15	500	511
Merrill Lynch & Co. Inc.	6.050%	5/16/16	225	230
Merrill Lynch & Co. Inc.	5.700%	5/2/17	250	248
Merrill Lynch & Co. Inc.	6.400%	8/28/17	400	421
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,175	1,266
Merrill Lynch & Co. Inc.	6.500%	7/15/18	75	78
Merrill Lynch & Co. Inc.	6.220%	9/15/26	375	362
Merrill Lynch & Co. Inc.	6.110%	1/29/37	175	162
Merrill Lynch & Co. Inc.	7.750%	5/14/38	275	304
Morgan Stanley	6.750%	4/15/11	375	396
Morgan Stanley	5.625%	1/9/12	425	452
Morgan Stanley	6.600%	4/1/12	375	407
Morgan Stanley	5.750%	8/31/12	400	430
Morgan Stanley	5.300%	3/1/13	125	133
Morgan Stanley	4.750%	4/1/14	525	537
Morgan Stanley	6.000%	5/13/14	500	539
Morgan Stanley	4.200%	11/20/14	475	476
Morgan Stanley	4.100%	1/26/15	225	224
Morgan Stanley	6.000%	4/28/15	350	375
Morgan Stanley	5.375%	10/15/15	175	182
Morgan Stanley	5.750%	10/18/16	375	389
Morgan Stanley	5.450%	1/9/17	575	585
Morgan Stanley	5.550%	4/27/17	50	51
Morgan Stanley	5.950%	12/28/17	375	386
Morgan Stanley	6.625%	4/1/18	450	480
Morgan Stanley	7.300%	5/13/19	525	580
Morgan Stanley	5.625%	9/23/19	575	571
Morgan Stanley	5.500%	1/26/20	225	221
Morgan Stanley	6.250%	8/9/26	450	461
Morgan Stanley	7.250%	4/1/32	150	172
National City Corp.	4.900%	1/15/15	500	529

3	National City Preferred Capital Trust I	12.000%	12/31/49	125	146
	North American Development Bank	4.375%	2/11/20	100	98
	North Fork Bancorporation Inc.	5.875%	8/15/12	150	157
	Northern Trust Corp.	5.500%	8/15/13	50	55
	Northern Trust Corp.	4.625%	5/1/14	100	107
	PNC Bank NA	4.875%	9/21/17	375	374
	PNC Bank NA	6.000%	12/7/17	100	105
	PNC Funding Corp.	3.625%	2/8/15	75	75
	PNC Funding Corp.	5.250%	11/15/15	100	105
	PNC Funding Corp.	5.625%	2/1/17	75	78
	PNC Funding Corp.	6.700%	6/10/19	25	28
	PNC Funding Corp.	5.125%	2/8/20	150	151
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	125	117
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	650	650
5	Royal Bank of Scotland PLC	4.875%	8/25/14	100	101
	Royal Bank of Scotland PLC	4.875%	3/16/15	100	100
	SouthTrust Corp.	5.800%	6/15/14	50	53
	Sovereign Bank	8.750%	5/30/18	75	85
[3,5] Standard Chartered PLC		6.409%	12/31/49	150	135
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	445	490
	SunTrust Bank	5.200%	1/17/17	100	98
	SunTrust Bank	5.450%	12/1/17	300	296
	SunTrust Bank	7.250%	3/15/18	75	80
	SunTrust Banks Inc.	5.250%	11/5/12	100	105
	SunTrust Banks Inc.	6.000%	9/11/17	50	51
	SunTrust Capital VIII	6.100%	12/15/36	99	81
	UBS AG	7.000%	10/15/15	250	270
	UBS AG	7.375%	6/15/17	100	106
	UBS AG	5.875%	12/20/17	425	440
	UBS AG	5.750%	4/25/18	375	385
	UFJ Finance Aruba AEC	6.750%	7/15/13	150	168
	Union Bank NA	5.950%	5/11/16	100	105
	UnionBanCal Corp.	5.250%	12/16/13	50	54
	US Bancorp	3.150%	3/4/15	50	50
	US Bank NA	4.950%	10/30/14	600	642
3	USB Capital IX	6.189%	4/15/49	300	255
	Wachovia Bank NA	4.875%	2/1/15	270	282
	Wachovia Bank NA	6.000%	11/15/17	200	213
	Wachovia Bank NA	5.850%	2/1/37	300	282
	Wachovia Bank NA	6.600%	1/15/38	275	284
	Wachovia Corp.	5.300%	10/15/11	175	185
	Wachovia Corp.	5.500%	5/1/13	350	380
	Wachovia Corp.	4.875%	2/15/14	180	187
	Wachovia Corp.	5.250%	8/1/14	75	79
	Wachovia Corp.	5.625%	10/15/16	125	132
	Wachovia Corp.	5.750%	6/15/17	425	453
	Wachovia Corp.	5.750%	2/1/18	300	318
	Wachovia Corp.	5.500%	8/1/35	450	394
	Wells Fargo & Co.	4.875%	1/12/11	200	206
	Wells Fargo & Co.	5.300%	8/26/11	175	184
	Wells Fargo & Co.	5.250%	10/23/12	200	215
	Wells Fargo & Co.	4.375%	1/31/13	275	290
	Wells Fargo & Co.	4.950%	10/16/13	175	185
	Wells Fargo & Co.	5.625%	12/11/17	375	397
	Wells Fargo & Co.	5.375%	2/7/35	200	187
	Wells Fargo Bank NA	4.750%	2/9/15	1,475	1,531
	Wells Fargo Bank NA	5.750%	5/16/16	125	134
	Wells Fargo Bank NA	5.950%	8/26/36	150	143

3 Wells Fargo Capital XIII	7.700%	12/29/49	450	464
3 Wells Fargo Capital XV	9.750%	12/29/49	225	252
Westpac Banking Corp.	2.250%	11/19/12	250	252
Westpac Banking Corp.	4.200%	2/27/15	725	746
Westpac Banking Corp.	4.875%	11/19/19	250	246

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	125	135
Ameriprise Financial Inc.	5.300%	3/15/20	50	50
BlackRock Inc.	2.250%	12/10/12	150	152
BlackRock Inc.	3.500%	12/10/14	100	101
BlackRock Inc.	6.250%	9/15/17	100	109
Charles Schwab Corp.	4.950%	6/1/14	325	348
Jefferies Group Inc.	8.500%	7/15/19	25	28
Jefferies Group Inc.	6.450%	6/8/27	375	334
Jefferies Group Inc.	6.250%	1/15/36	175	149
Lazard Group LLC	6.850%	6/15/17	325	329
Nomura Holdings Inc.	5.000%	3/4/15	175	178
Nomura Holdings Inc.	6.700%	3/4/20	475	492
TD Ameritrade Holding Corp.	2.950%	12/1/12	50	51
TD Ameritrade Holding Corp.	4.150%	12/1/14	75	75
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	50

Finance Companies (0.8%)
Block Financial LLC	7.875%	1/15/13	25	28
Block Financial LLC	5.125%	10/30/14	150	156
GATX Corp.	4.750%	10/1/12	75	78
General Electric Capital Corp.	4.250%	9/13/10	150	152
General Electric Capital Corp.	5.000%	11/15/11	200	211
General Electric Capital Corp.	4.375%	11/21/11	50	52
General Electric Capital Corp.	5.875%	2/15/12	625	672
General Electric Capital Corp.	4.375%	3/3/12	100	105
General Electric Capital Corp.	6.000%	6/15/12	475	514
General Electric Capital Corp.	3.500%	8/13/12	250	258
General Electric Capital Corp.	5.250%	10/19/12	525	563
General Electric Capital Corp.	2.800%	1/8/13	200	203
General Electric Capital Corp.	5.450%	1/15/13	75	81
General Electric Capital Corp.	4.800%	5/1/13	575	612
General Electric Capital Corp.	5.900%	5/13/14	75	83
General Electric Capital Corp.	5.500%	6/4/14	400	432
General Electric Capital Corp.	5.650%	6/9/14	125	134
General Electric Capital Corp.	3.750%	11/14/14	575	581
General Electric Capital Corp.	4.375%	9/21/15	200	206
General Electric Capital Corp.	5.400%	2/15/17	300	313
General Electric Capital Corp.	5.625%	9/15/17	325	342
General Electric Capital Corp.	5.625%	5/1/18	1,175	1,225
General Electric Capital Corp.	6.000%	8/7/19	650	686
General Electric Capital Corp.	5.500%	1/8/20	100	102
General Electric Capital Corp.	6.750%	3/15/32	1,175	1,242
General Electric Capital Corp.	6.150%	8/7/37	475	462
General Electric Capital Corp.	5.875%	1/14/38	675	640
General Electric Capital Corp.	6.875%	1/10/39	650	698
3 General Electric Capital Corp.	6.375%	11/15/67	650	611
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	100	90
HSBC Finance Corp.	5.700%	6/1/11	475	496
HSBC Finance Corp.	6.375%	10/15/11	100	106
HSBC Finance Corp.	7.000%	5/15/12	300	328
HSBC Finance Corp.	6.375%	11/27/12	50	55

HSBC Finance Corp.	5.250%	1/15/14	400	421
HSBC Finance Corp.	5.000%	6/30/15	575	597
HSBC Finance Corp.	5.500%	1/19/16	150	157
SLM Corp.	5.400%	10/25/11	450	455
SLM Corp.	5.375%	1/15/13	150	149
SLM Corp.	5.050%	11/14/14	450	416
SLM Corp.	8.450%	6/15/18	300	303
SLM Corp.	8.000%	3/25/20	75	73
SLM Corp.	5.625%	8/1/33	75	58

Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	50	59
ACE INA Holdings Inc.	5.600%	5/15/15	175	191
ACE INA Holdings Inc.	5.700%	2/15/17	100	107
ACE INA Holdings Inc.	5.800%	3/15/18	25	27
ACE INA Holdings Inc.	5.900%	6/15/19	25	27
Aetna Inc.	6.000%	6/15/16	75	82
Aetna Inc.	6.500%	9/15/18	150	167
Aetna Inc.	6.625%	6/15/36	175	184
Aetna Inc.	6.750%	12/15/37	175	186
Aflac Inc.	6.900%	12/17/39	25	26
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	425	456
Allstate Corp.	5.000%	8/15/14	150	161
Allstate Corp.	6.125%	12/15/32	100	101
Allstate Corp.	5.550%	5/9/35	125	120
3 Allstate Corp.	6.125%	5/15/37	75	71
3 Allstate Corp.	6.500%	5/15/57	225	216
Allstate Life Global Funding Trusts	5.375%	4/30/13	75	82
American Financial Group Inc.	9.875%	6/15/19	50	59
American International Group Inc.	5.375%	10/18/11	75	77
American International Group Inc.	4.950%	3/20/12	125	127
American International Group Inc.	4.250%	5/15/13	250	244
American International Group Inc.	5.050%	10/1/15	225	209
American International Group Inc.	5.600%	10/18/16	150	139
American International Group Inc.	5.850%	1/16/18	75	70
American International Group Inc.	8.250%	8/15/18	75	78
American International Group Inc.	6.250%	5/1/36	900	775
AON Corp.	8.205%	1/1/27	25	26
Arch Capital Group Ltd.	7.350%	5/1/34	75	77
Assurant Inc.	5.625%	2/15/14	25	26
Assurant Inc.	6.750%	2/15/34	50	48
AXA SA	8.600%	12/15/30	375	451
Axis Capital Holdings Ltd.	5.750%	12/1/14	50	52
Axis Specialty Finance LLC	5.875%	6/1/20	400	394
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	75	79
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	175	187
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	175	191
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	275	296
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	475	503
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	74
Berkshire Hathaway Inc.	1.400%	2/10/12	250	251
Berkshire Hathaway Inc.	2.125%	2/11/13	250	252
Berkshire Hathaway Inc.	3.200%	2/11/15	225	227
Chubb Corp.	5.750%	5/15/18	50	54
Chubb Corp.	6.000%	5/11/37	225	229
Chubb Corp.	6.500%	5/15/38	50	54
3 Chubb Corp.	6.375%	3/29/67	75	75
CIGNA Corp.	7.875%	5/15/27	50	56

CIGNA Corp.	6.150%	11/15/36	50	48
Cincinnati Financial Corp.	6.125%	11/1/34	150	134
CNA Financial Corp.	6.000%	8/15/11	100	104
CNA Financial Corp.	5.850%	12/15/14	100	101
CNA Financial Corp.	6.500%	8/15/16	175	178
CNA Financial Corp.	7.350%	11/15/19	25	26
Commerce Group Inc.	5.950%	12/9/13	50	50
Coventry Health Care Inc.	6.300%	8/15/14	325	329
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	71
Genworth Financial Inc.	5.750%	6/15/14	50	51
Genworth Financial Inc.	8.625%	12/15/16	100	109
Genworth Financial Inc.	6.500%	6/15/34	150	130
Hartford Financial Services Group Inc.	5.250%	10/15/11	100	104
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	127
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	100
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	26
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	45
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	104
Humana Inc.	7.200%	6/15/18	200	216
Humana Inc.	8.150%	6/15/38	175	180
Lincoln National Corp.	6.200%	12/15/11	100	106
Lincoln National Corp.	5.650%	8/27/12	25	27
Lincoln National Corp.	6.150%	4/7/36	150	143
Loews Corp.	6.000%	2/1/35	50	48
Markel Corp.	7.125%	9/30/19	50	54
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	50	51
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	25	27
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	200	211
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	75	93
MetLife Inc.	5.375%	12/15/12	125	135
MetLife Inc.	5.000%	11/24/13	50	53
MetLife Inc.	5.000%	6/15/15	125	131
MetLife Inc.	7.717%	2/15/19	50	58
MetLife Inc.	6.500%	12/15/32	175	181
MetLife Inc.	6.375%	6/15/34	100	102
MetLife Inc.	5.700%	6/15/35	550	524
MetLife Inc.	6.400%	12/15/36	200	178
OneBeacon US Holdings Inc.	5.875%	5/15/13	75	77
PartnerRe Finance B LLC	5.500%	6/1/20	100	99
Principal Financial Group Inc.	6.050%	10/15/36	100	94
Principal Life Income Funding Trusts	5.300%	12/14/12	125	135
Principal Life Income Funding Trusts	5.300%	4/24/13	150	161
Principal Life Income Funding Trusts	5.100%	4/15/14	100	105
Progressive Corp.	6.375%	1/15/12	100	108
Progressive Corp.	6.625%	3/1/29	125	131
3 Progressive Corp.	6.700%	6/15/37	125	122
Protective Life Corp.	8.450%	10/15/39	25	26
Protective Life Secured Trusts	4.850%	8/16/10	100	101
Protective Life Secured Trusts	5.450%	9/28/12	50	54
Prudential Financial Inc.	5.800%	6/15/12	125	134
Prudential Financial Inc.	3.625%	9/17/12	350	361
Prudential Financial Inc.	5.150%	1/15/13	50	53
Prudential Financial Inc.	4.500%	7/15/13	200	210
Prudential Financial Inc.	4.750%	4/1/14	75	77
Prudential Financial Inc.	5.100%	9/20/14	125	132
Prudential Financial Inc.	6.200%	1/15/15	25	27
Prudential Financial Inc.	5.500%	3/15/16	25	26
Prudential Financial Inc.	6.100%	6/15/17	25	26

Prudential Financial Inc.	6.000%	12/1/17	225	239
Prudential Financial Inc.	5.750%	7/15/33	50	47
Prudential Financial Inc.	5.400%	6/13/35	100	89
Prudential Financial Inc.	5.900%	3/17/36	125	119
Prudential Financial Inc.	5.700%	12/14/36	175	165
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	100	103
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	50
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	50	53
Torchmark Corp.	6.375%	6/15/16	100	102
Transatlantic Holdings Inc.	8.000%	11/30/39	175	179
Travelers Cos. Inc.	6.250%	6/20/16	150	166
Travelers Cos. Inc.	5.750%	12/15/17	250	270
Travelers Cos. Inc.	5.900%	6/2/19	50	55
3 Travelers Cos. Inc.	6.250%	3/15/37	75	74
Travelers Cos. Inc.	6.250%	6/15/37	200	210
UnitedHealth Group Inc.	5.500%	11/15/12	175	189
UnitedHealth Group Inc.	4.875%	2/15/13	50	53
UnitedHealth Group Inc.	4.875%	4/1/13	50	53
UnitedHealth Group Inc.	5.000%	8/15/14	475	505
UnitedHealth Group Inc.	4.875%	3/15/15	50	52
UnitedHealth Group Inc.	6.000%	6/15/17	150	161
UnitedHealth Group Inc.	6.000%	2/15/18	125	133
UnitedHealth Group Inc.	6.500%	6/15/37	50	52
UnitedHealth Group Inc.	6.625%	11/15/37	125	129
UnitedHealth Group Inc.	6.875%	2/15/38	125	133
Unum Group	7.125%	9/30/16	100	108
Validus Holdings Ltd.	8.875%	1/26/40	75	77
WellPoint Health Networks Inc.	6.375%	1/15/12	100	108
WellPoint Inc.	6.800%	8/1/12	150	166
WellPoint Inc.	5.000%	12/15/14	25	27
WellPoint Inc.	5.250%	1/15/16	50	53
WellPoint Inc.	5.875%	6/15/17	50	54
WellPoint Inc.	5.950%	12/15/34	375	365
WellPoint Inc.	5.850%	1/15/36	225	216
WellPoint Inc.	6.375%	6/15/37	50	51
Willis North America Inc.	5.625%	7/15/15	225	229
Willis North America Inc.	7.000%	9/29/19	600	624
XL Capital Ltd.	5.250%	9/15/14	125	130
XL Capital Ltd.	6.250%	5/15/27	125	117

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	225	246
CME Group Inc.	5.750%	2/15/14	100	110
NASDAQ OMX Group Inc.	4.000%	1/15/15	75	75
NASDAQ OMX Group Inc.	5.550%	1/15/20	75	74
ORIX Corp.	5.480%	11/22/11	125	129
XTRA Finance Corp.	5.150%	4/1/17	375	391

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.625%	12/1/19	75	77
Arden Realty LP	5.250%	3/1/15	25	26
AvalonBay Communities Inc.	5.500%	1/15/12	27	28
AvalonBay Communities Inc.	5.750%	9/15/16	50	53
Boston Properties LP	5.625%	4/15/15	200	212
Brandywine Operating Partnership LP	5.750%	4/1/12	42	44
Brandywine Operating Partnership LP	5.400%	11/1/14	50	50
Brandywine Operating Partnership LP	7.500%	5/15/15	75	81
Camden Property Trust	5.700%	5/15/17	100	98

Duke Realty LP	5.950%	2/15/17	125	123
Duke Realty LP	8.250%	8/15/19	100	111
Duke Realty LP	6.750%	3/15/20	250	255
ERP Operating LP	6.625%	3/15/12	100	108
ERP Operating LP	5.500%	10/1/12	100	106
ERP Operating LP	5.250%	9/15/14	50	52
ERP Operating LP	5.125%	3/15/16	75	77
ERP Operating LP	5.375%	8/1/16	50	51
ERP Operating LP	5.750%	6/15/17	25	26
HCP Inc.	6.450%	6/25/12	50	53
HCP Inc.	5.650%	12/15/13	150	156
HCP Inc.	6.300%	9/15/16	100	102
HCP Inc.	6.700%	1/30/18	50	51
Health Care REIT Inc.	6.200%	6/1/16	275	293
Healthcare Realty Trust Inc.	5.125%	4/1/14	75	74
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	52
Hospitality Properties Trust	7.875%	8/15/14	75	81
Hospitality Properties Trust	5.125%	2/15/15	150	145
HRPT Properties Trust	6.250%	8/15/16	150	152
Kimco Realty Corp.	5.783%	3/15/16	25	26
Kimco Realty Corp.	6.875%	10/1/19	50	53
Liberty Property LP	5.125%	3/2/15	250	248
Liberty Property LP	5.500%	12/15/16	50	49
Mack-Cali Realty LP	7.750%	8/15/19	50	55
National Retail Properties Inc.	6.875%	10/15/17	275	282
Nationwide Health Properties Inc.	6.250%	2/1/13	125	133
ProLogis	5.625%	11/15/15	75	74
ProLogis	5.750%	4/1/16	50	49
ProLogis	5.625%	11/15/16	75	72
ProLogis	7.375%	10/30/19	175	180
ProLogis	6.875%	3/15/20	200	197
Realty Income Corp.	6.750%	8/15/19	150	157
Regency Centers LP	6.750%	1/15/12	300	318
Simon Property Group LP	4.875%	8/15/10	75	76
Simon Property Group LP	5.300%	5/30/13	125	132
Simon Property Group LP	6.750%	5/15/14	175	192
Simon Property Group LP	5.750%	12/1/15	525	554
Simon Property Group LP	5.250%	12/1/16	250	247
Simon Property Group LP	5.875%	3/1/17	25	26
Simon Property Group LP	6.125%	5/30/18	225	231
Simon Property Group LP	5.650%	2/1/20	75	73
Simon Property Group LP	6.750%	2/1/40	25	25
Tanger Properties LP	6.150%	11/15/15	100	104
				131,464
Industrial (9.7%)
Basic Industry (0.9%)
Agrium Inc.	6.750%	1/15/19	200	220
Airgas Inc.	4.500%	9/15/14	50	52
Alcoa Inc.	7.375%	8/1/10	100	102
Alcoa Inc.	5.375%	1/15/13	200	210
Alcoa Inc.	6.000%	7/15/13	450	479
Alcoa Inc.	5.900%	2/1/27	200	177
ArcelorMittal	5.375%	6/1/13	350	371
ArcelorMittal	9.000%	2/15/15	150	179
ArcelorMittal	6.125%	6/1/18	150	157
ArcelorMittal	9.850%	6/1/19	75	95
ArcelorMittal	7.000%	10/15/39	150	153

Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	200	200
Barrick Gold Finance Co.	4.875%	11/15/14	75	80
Barrick Gold Financeco LLC	6.125%	9/15/13	150	168
Barrick North America Finance LLC	6.800%	9/15/18	150	170
Barrick North America Finance LLC	7.500%	9/15/38	175	206
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	25	27
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	200	233
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	150	161
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	75	83
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	50	55
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	108
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	400	456
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	250	259
Cliffs Natural Resources Inc.	5.900%	3/15/20	25	25
Commercial Metals Co.	6.500%	7/15/17	50	51
Commercial Metals Co.	7.350%	8/15/18	150	157
Cytec Industries Inc.	8.950%	7/1/17	50	60
Dow Chemical Co.	4.850%	8/15/12	225	238
Dow Chemical Co.	6.000%	10/1/12	375	406
Dow Chemical Co.	7.600%	5/15/14	525	601
Dow Chemical Co.	5.900%	2/15/15	375	406
Dow Chemical Co.	5.700%	5/15/18	25	26
Dow Chemical Co.	8.550%	5/15/19	350	422
Dow Chemical Co.	7.375%	11/1/29	25	28
Dow Chemical Co.	9.400%	5/15/39	50	67
Eastman Chemical Co.	5.500%	11/15/19	150	154
EI du Pont de Nemours & Co.	4.750%	11/15/12	25	27
EI du Pont de Nemours & Co.	5.000%	7/15/13	175	189
EI du Pont de Nemours & Co.	5.875%	1/15/14	175	195
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	305
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	403
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	110
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	250	271
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	325	361
International Paper Co.	5.300%	4/1/15	75	79
International Paper Co.	7.950%	6/15/18	500	582
International Paper Co.	7.500%	8/15/21	450	510
International Paper Co.	7.300%	11/15/39	100	107
Lubrizol Corp.	5.500%	10/1/14	250	271
Lubrizol Corp.	6.500%	10/1/34	450	460
Monsanto Co.	7.375%	8/15/12	100	113
Monsanto Co.	5.875%	4/15/38	325	332
5 Mosaic Co.	7.625%	12/1/16	200	218
Newmont Mining Corp.	5.875%	4/1/35	100	96
Newmont Mining Corp.	6.250%	10/1/39	125	125
Nucor Corp.	5.750%	12/1/17	25	27
Nucor Corp.	5.850%	6/1/18	150	162
Nucor Corp.	6.400%	12/1/37	75	81
Placer Dome Inc.	6.450%	10/15/35	75	77
Plum Creek Timberlands LP	5.875%	11/15/15	100	104
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	375	403
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	150	151
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	125
PPG Industries Inc.	5.750%	3/15/13	100	108
PPG Industries Inc.	6.650%	3/15/18	250	278
Praxair Inc.	1.750%	11/15/12	50	50
Praxair Inc.	3.950%	6/1/13	200	210
Praxair Inc.	4.375%	3/31/14	75	80

Praxair Inc.	5.250%	11/15/14	50	55
Praxair Inc.	5.200%	3/15/17	25	26
Praxair Inc.	4.500%	8/15/19	50	50
Rio Tinto Alcan Inc.	4.875%	9/15/12	125	132
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	131
Rio Tinto Alcan Inc.	5.200%	1/15/14	125	132
Rio Tinto Alcan Inc.	5.000%	6/1/15	25	26
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	232
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	150	164
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	575	693
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	168
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	300	384
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	85
Sherwin-Williams Co.	3.125%	12/15/14	75	75
Southern Copper Corp.	7.500%	7/27/35	150	153
Vale Inco Ltd.	7.750%	5/15/12	125	137
Vale Inco Ltd.	5.700%	10/15/15	125	129
Vale Overseas Ltd.	6.250%	1/23/17	100	108
Vale Overseas Ltd.	5.625%	9/15/19	150	157
Vale Overseas Ltd.	8.250%	1/17/34	50	58
Vale Overseas Ltd.	6.875%	11/21/36	275	286
Vale Overseas Ltd.	6.875%	11/10/39	450	466
Valspar Corp.	7.250%	6/15/19	25	28
Xstrata Canada Corp.	7.350%	6/5/12	75	82
Xstrata Canada Corp.	7.250%	7/15/12	50	55
Xstrata Canada Corp.	5.500%	6/15/17	200	199

Capital Goods (0.9%)
3M Co.	6.375%	2/15/28	100	110
3M Co.	5.700%	3/15/37	125	129
5 Acuity Brands Lighting Inc.	6.000%	12/15/19	50	49
Allied Waste North America Inc.	7.125%	5/15/16	50	54
Bemis Co. Inc.	4.875%	4/1/12	150	156
Boeing Capital Corp.	5.800%	1/15/13	75	83
Boeing Capital Corp.	3.250%	10/27/14	275	277
Boeing Co.	1.875%	11/20/12	150	151
Boeing Co.	3.500%	2/15/15	400	408
Boeing Co.	6.000%	3/15/19	25	27
Boeing Co.	4.875%	2/15/20	75	77
Boeing Co.	6.625%	2/15/38	150	168
Boeing Co.	5.875%	2/15/40	75	77
Caterpillar Financial Services Corp.	4.850%	12/7/12	350	376
Caterpillar Financial Services Corp.	4.250%	2/8/13	250	266
Caterpillar Financial Services Corp.	6.125%	2/17/14	275	309
Caterpillar Financial Services Corp.	4.750%	2/17/15	250	267
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	615
Caterpillar Inc.	6.625%	7/15/28	75	83
Caterpillar Inc.	6.050%	8/15/36	600	629
Caterpillar Inc.	7.375%	3/1/97	175	191
Cooper US Inc.	5.250%	11/15/12	100	108
Cooper US Inc.	5.450%	4/1/15	75	81
CRH America Inc.	5.625%	9/30/11	50	53
CRH America Inc.	6.950%	3/15/12	300	327
CRH America Inc.	6.000%	9/30/16	225	241
CRH America Inc.	8.125%	7/15/18	400	471
Danaher Corp.	5.625%	1/15/18	75	81
Deere & Co.	6.950%	4/25/14	175	204
Deere & Co.	4.375%	10/16/19	175	174

Deere & Co.	5.375%	10/16/29	125	124
Deere & Co.	7.125%	3/3/31	100	118
Dover Corp.	5.450%	3/15/18	200	212
Dover Corp.	6.600%	3/15/38	75	84
Eaton Corp.	4.900%	5/15/13	100	107
Eaton Corp.	5.600%	5/15/18	50	53
Embraer Overseas Ltd.	6.375%	1/24/17	150	155
Emerson Electric Co.	7.125%	8/15/10	50	51
Emerson Electric Co.	4.625%	10/15/12	300	321
Emerson Electric Co.	5.250%	10/15/18	225	240
Emerson Electric Co.	4.875%	10/15/19	25	26
Emerson Electric Co.	4.250%	11/15/20	25	25
Emerson Electric Co.	5.250%	11/15/39	25	24
General Dynamics Corp.	4.250%	5/15/13	225	240
General Dynamics Corp.	5.250%	2/1/14	75	82
General Electric Co.	5.000%	2/1/13	850	917
General Electric Co.	5.250%	12/6/17	1,050	1,102
Goodrich Corp.	4.875%	3/1/20	100	100
Harsco Corp.	5.750%	5/15/18	125	124
Honeywell International Inc.	6.125%	11/1/11	100	108
Honeywell International Inc.	5.625%	8/1/12	150	164
Honeywell International Inc.	4.250%	3/1/13	50	53
Honeywell International Inc.	5.300%	3/15/17	200	211
Honeywell International Inc.	5.700%	3/15/37	100	100
Illinois Tool Works Inc.	5.150%	4/1/14	175	192
Illinois Tool Works Inc.	6.250%	4/1/19	100	113
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	100	110
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	50	61
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	125	141
John Deere Capital Corp.	5.400%	10/17/11	150	160
John Deere Capital Corp.	7.000%	3/15/12	75	83
John Deere Capital Corp.	5.250%	10/1/12	125	136
John Deere Capital Corp.	4.950%	12/17/12	25	27
John Deere Capital Corp.	4.900%	9/9/13	275	297
John Deere Capital Corp.	2.950%	3/9/15	100	100
John Deere Capital Corp.	5.750%	9/10/18	275	300
Joy Global Inc.	6.000%	11/15/16	50	53
5 L-3 Communications Corp.	5.200%	10/15/19	100	100
Lafarge SA	6.500%	7/15/16	200	211
Lafarge SA	7.125%	7/15/36	325	326
Lockheed Martin Corp.	4.121%	3/14/13	125	132
Lockheed Martin Corp.	6.150%	9/1/36	375	392
Lockheed Martin Corp.	5.500%	11/15/39	25	24
Martin Marietta Materials Inc.	6.600%	4/15/18	150	159
Parker Hannifin Corp.	5.500%	5/15/18	50	53
Parker Hannifin Corp.	6.250%	5/15/38	25	27
Raytheon Co.	5.500%	11/15/12	100	110
Raytheon Co.	4.400%	2/15/20	100	99
Raytheon Co.	7.200%	8/15/27	25	29
5 Republic Services Inc.	5.500%	9/15/19	425	434
5 Republic Services Inc.	5.000%	3/1/20	125	122
5 Republic Services Inc.	5.250%	11/15/21	175	172
Republic Services Inc.	6.086%	3/15/35	75	71
5 Republic Services Inc.	6.200%	3/1/40	125	122
Rockwell Automation Inc.	5.650%	12/1/17	25	27
Rockwell Automation Inc.	6.700%	1/15/28	50	54
Rockwell Automation Inc.	6.250%	12/1/37	100	105
Rockwell Collins Inc.	5.250%	7/15/19	25	26

Roper Industries Inc.	6.625%	8/15/13	250	280
Roper Industries Inc.	6.250%	9/1/19	75	79
Tyco International Finance SA	6.375%	10/15/11	200	214
Tyco International Finance SA	6.000%	11/15/13	50	55
Tyco International Ltd. / Tyco International
Finance SA	7.000%	12/15/19	325	372
United Technologies Corp.	6.100%	5/15/12	200	219
United Technologies Corp.	4.875%	5/1/15	125	136
United Technologies Corp.	5.375%	12/15/17	50	54
United Technologies Corp.	4.500%	4/15/20	100	100
United Technologies Corp.	6.700%	8/1/28	100	111
United Technologies Corp.	7.500%	9/15/29	125	150
United Technologies Corp.	5.400%	5/1/35	150	144
United Technologies Corp.	6.050%	6/1/36	225	235
United Technologies Corp.	5.700%	4/15/40	100	101
Waste Management Inc.	5.000%	3/15/14	350	372
Waste Management Inc.	6.375%	3/11/15	175	196
Waste Management Inc.	6.125%	11/30/39	200	196

Communication (2.2%)
America Movil SAB de CV	5.500%	3/1/14	50	54
America Movil SAB de CV	5.750%	1/15/15	100	109
America Movil SAB de CV	6.375%	3/1/35	175	177
America Movil SAB de CV	6.125%	11/15/37	150	146
5 America Movil SAB de CV	6.125%	3/30/40	50	49
American Tower Corp.	4.625%	4/1/15	25	26
AT&T Corp.	7.300%	11/15/11	300	329
AT&T Corp.	8.000%	11/15/31	875	1,065
AT&T Inc.	5.875%	2/1/12	315	338
AT&T Inc.	5.875%	8/15/12	135	148
AT&T Inc.	4.950%	1/15/13	225	242
AT&T Inc.	6.700%	11/15/13	175	200
AT&T Inc.	4.850%	2/15/14	575	618
AT&T Inc.	5.100%	9/15/14	450	487
AT&T Inc.	5.625%	6/15/16	400	440
AT&T Inc.	5.500%	2/1/18	75	79
AT&T Inc.	5.600%	5/15/18	425	451
AT&T Inc.	5.800%	2/15/19	150	160
AT&T Inc.	6.450%	6/15/34	75	77
AT&T Inc.	6.500%	9/1/37	425	438
AT&T Inc.	6.300%	1/15/38	675	682
AT&T Inc.	6.400%	5/15/38	25	26
AT&T Inc.	6.550%	2/15/39	125	130
AT&T Mobility LLC	6.500%	12/15/11	100	108
AT&T Mobility LLC	7.125%	12/15/31	225	250
Bellsouth Capital Funding Corp.	7.875%	2/15/30	175	203
BellSouth Corp.	5.200%	9/15/14	125	136
BellSouth Corp.	5.200%	12/15/16	75	80
BellSouth Corp.	6.875%	10/15/31	125	132
BellSouth Corp.	6.550%	6/15/34	225	231
BellSouth Corp.	6.000%	11/15/34	60	58
BellSouth Telecommunications Inc.	6.375%	6/1/28	70	71
British Telecommunications PLC	5.950%	1/15/18	300	307
British Telecommunications PLC	9.625%	12/15/30	350	440
CBS Corp.	6.625%	5/15/11	125	132
CBS Corp.	8.875%	5/15/19	175	212
CBS Corp.	5.750%	4/15/20	115	116

Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	400	413
Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	250	267
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	450	521
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	575	629
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	125	156
CenturyTel Inc.	5.000%	2/15/15	50	51
CenturyTel Inc.	6.150%	9/15/19	275	273
CenturyTel Inc.	7.600%	9/15/39	125	121
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	110	128
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	186
Comcast Cable Communications LLC	6.750%	1/30/11	75	78
Comcast Cable Communications LLC	8.875%	5/1/17	500	606
Comcast Corp.	5.300%	1/15/14	325	350
Comcast Corp.	5.900%	3/15/16	100	109
Comcast Corp.	6.300%	11/15/17	50	55
Comcast Corp.	5.875%	2/15/18	325	348
Comcast Corp.	5.700%	5/15/18	175	185
Comcast Corp.	5.700%	7/1/19	250	262
Comcast Corp.	5.650%	6/15/35	400	371
Comcast Corp.	6.500%	11/15/35	700	716
Comcast Corp.	6.450%	3/15/37	125	127
Comcast Corp.	6.950%	8/15/37	450	486
COX Communications Inc.	7.125%	10/1/12	50	56
COX Communications Inc.	5.450%	12/15/14	500	542
COX Communications Inc.	5.500%	10/1/15	125	135
Deutsche Telekom International Finance BV	5.875%	8/20/13	175	191
Deutsche Telekom International Finance BV	4.875%	7/8/14	75	79
Deutsche Telekom International Finance BV	5.750%	3/23/16	400	431
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	161
Deutsche Telekom International Finance BV	8.750%	6/15/30	425	546
5 DIRECTV Holdings LLC	3.550%	3/15/15	75	74
5 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	100	104
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	50	56
5 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	925	965
Embarq Corp.	7.082%	6/1/16	350	381
Embarq Corp.	7.995%	6/1/36	50	51
France Telecom SA	8.500%	3/1/31	425	565
Grupo Televisa SA	6.625%	3/18/25	100	103
Grupo Televisa SA	6.625%	1/15/40	75	74
McGraw-Hill Cos. Inc.	5.375%	11/15/12	125	135
McGraw-Hill Cos. Inc.	5.900%	11/15/17	150	159
McGraw-Hill Cos. Inc.	6.550%	11/15/37	150	161
New Cingular Wireless Services Inc.	8.125%	5/1/12	475	536
New Cingular Wireless Services Inc.	8.750%	3/1/31	125	160
News America Holdings Inc.	9.250%	2/1/13	100	118
News America Holdings Inc.	8.150%	10/17/36	175	205
News America Inc.	5.300%	12/15/14	250	273
News America Inc.	6.550%	3/15/33	300	310

News America Inc.	6.200%	12/15/34	400	399
News America Inc.	6.400%	12/15/35	290	297
Omnicom Group Inc.	5.900%	4/15/16	25	27
Pacific Bell Telephone Co.	7.125%	3/15/26	50	55
Qwest Corp.	7.875%	9/1/11	150	159
Qwest Corp.	8.875%	3/15/12	125	136
Qwest Corp.	7.500%	10/1/14	200	218
Qwest Corp.	6.500%	6/1/17	100	104
Qwest Corp.	7.500%	6/15/23	100	100
Qwest Corp.	6.875%	9/15/33	275	264
Reed Elsevier Capital Inc.	4.625%	6/15/12	25	26
Reed Elsevier Capital Inc.	7.750%	1/15/14	100	115
Reed Elsevier Capital Inc.	8.625%	1/15/19	125	156
Rogers Communications Inc.	6.375%	3/1/14	450	499
Rogers Communications Inc.	5.500%	3/15/14	150	161
Rogers Communications Inc.	6.800%	8/15/18	625	709
RR Donnelley & Sons Co.	4.950%	4/1/14	25	25
RR Donnelley & Sons Co.	5.500%	5/15/15	50	50
RR Donnelley & Sons Co.	8.600%	8/15/16	275	305
Telecom Italia Capital SA	4.875%	10/1/10	100	102
Telecom Italia Capital SA	6.200%	7/18/11	100	105
Telecom Italia Capital SA	5.250%	11/15/13	620	650
Telecom Italia Capital SA	6.175%	6/18/14	75	80
Telecom Italia Capital SA	4.950%	9/30/14	175	179
Telecom Italia Capital SA	5.250%	10/1/15	275	282
Telecom Italia Capital SA	7.175%	6/18/19	100	108
Telecom Italia Capital SA	6.375%	11/15/33	85	79
Telecom Italia Capital SA	6.000%	9/30/34	25	22
Telecom Italia Capital SA	7.200%	7/18/36	100	100
Telecom Italia Capital SA	7.721%	6/4/38	775	831
Telefonica Emisiones SAU	5.984%	6/20/11	200	210
Telefonica Emisiones SAU	6.421%	6/20/16	450	503
Telefonica Emisiones SAU	5.877%	7/15/19	100	107
Telefonica Emisiones SAU	7.045%	6/20/36	425	476
Telefonica Europe BV	8.250%	9/15/30	200	245
Telefonos de Mexico SAB de CV	5.500%	1/27/15	200	213
TELUS Corp.	8.000%	6/1/11	88	95
Thomson Reuters Corp.	5.700%	10/1/14	125	138
Thomson Reuters Corp.	4.700%	10/15/19	300	299
Thomson Reuters Corp.	5.500%	8/15/35	200	189
Thomson Reuters Corp.	5.850%	4/15/40	150	147
Time Warner Cable Inc.	5.400%	7/2/12	150	161
Time Warner Cable Inc.	6.200%	7/1/13	150	166
Time Warner Cable Inc.	7.500%	4/1/14	100	115
Time Warner Cable Inc.	3.500%	2/1/15	150	150
Time Warner Cable Inc.	5.850%	5/1/17	675	722
Time Warner Cable Inc.	6.750%	7/1/18	850	950
Time Warner Cable Inc.	8.250%	4/1/19	225	271
Time Warner Cable Inc.	5.000%	2/1/20	475	466
Time Warner Cable Inc.	6.550%	5/1/37	125	128
Time Warner Cable Inc.	6.750%	6/15/39	275	289
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	216
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	120
United States Cellular Corp.	6.700%	12/15/33	75	73
Verizon Communications Inc.	4.350%	2/15/13	25	27
Verizon Communications Inc.	5.250%	4/15/13	250	272
Verizon Communications Inc.	5.550%	2/15/16	250	274
Verizon Communications Inc.	5.500%	2/15/18	600	634

Verizon Communications Inc.	8.750%	11/1/18	600	754
Verizon Communications Inc.	6.350%	4/1/19	250	276
Verizon Communications Inc.	5.850%	9/15/35	425	413
Verizon Communications Inc.	6.400%	2/15/38	125	130
Verizon Communications Inc.	6.900%	4/15/38	140	154
Verizon Communications Inc.	8.950%	3/1/39	500	678
Verizon Communications Inc.	7.350%	4/1/39	310	362
Verizon Global Funding Corp.	6.875%	6/15/12	900	1,000
Verizon Global Funding Corp.	4.375%	6/1/13	25	27
Verizon Global Funding Corp.	7.750%	12/1/30	300	357
Verizon New England Inc.	6.500%	9/15/11	200	213
Verizon New Jersey Inc.	5.875%	1/17/12	100	107
Verizon New York Inc.	6.875%	4/1/12	75	82
Verizon Virginia Inc.	4.625%	3/15/13	100	105
Vodafone Group PLC	5.350%	2/27/12	100	107
Vodafone Group PLC	5.000%	12/16/13	400	431
Vodafone Group PLC	5.375%	1/30/15	500	539
Vodafone Group PLC	5.000%	9/15/15	50	53
Vodafone Group PLC	5.750%	3/15/16	100	109
Vodafone Group PLC	5.625%	2/27/17	250	268
Vodafone Group PLC	5.450%	6/10/19	150	156
Vodafone Group PLC	7.875%	2/15/30	50	60
Vodafone Group PLC	6.150%	2/27/37	225	230
Washington Post Co.	7.250%	2/1/19	75	84
WPP Finance UK	5.875%	6/15/14	75	78
WPP Finance UK	8.000%	9/15/14	50	57

Consumer Cyclical (0.9%)
AutoZone Inc.	6.500%	1/15/14	200	220
Best Buy Co. Inc.	6.750%	7/15/13	275	306
Costco Wholesale Corp.	5.300%	3/15/12	25	27
Costco Wholesale Corp.	5.500%	3/15/17	200	220
CVS Caremark Corp.	5.750%	8/15/11	25	26
CVS Caremark Corp.	4.875%	9/15/14	75	80
CVS Caremark Corp.	6.125%	8/15/16	150	165
CVS Caremark Corp.	6.600%	3/15/19	200	223
CVS Caremark Corp.	6.250%	6/1/27	375	388
3 CVS Caremark Corp.	6.302%	6/1/37	125	118
CVS Caremark Corp.	6.125%	9/15/39	175	173
Daimler Finance North America LLC	5.750%	9/8/11	150	158
Daimler Finance North America LLC	7.300%	1/15/12	625	681
Daimler Finance North America LLC	6.500%	11/15/13	300	332
Daimler Finance North America LLC	8.500%	1/18/31	100	122
Darden Restaurants Inc.	5.625%	10/15/12	75	81
Darden Restaurants Inc.	6.200%	10/15/17	275	299
Darden Restaurants Inc.	6.800%	10/15/37	100	106
Historic TW Inc.	9.150%	2/1/23	195	252
Historic TW Inc.	6.625%	5/15/29	175	184
Home Depot Inc.	5.250%	12/16/13	250	271
Home Depot Inc.	5.400%	3/1/16	175	189
Home Depot Inc.	5.875%	12/16/36	225	218
Johnson Controls Inc.	5.000%	3/30/20	125	124
Johnson Controls Inc.	6.000%	1/15/36	50	48
Kohl's Corp.	6.250%	12/15/17	50	56
Kohl's Corp.	6.000%	1/15/33	100	100
Lowe's Cos. Inc.	5.600%	9/15/12	100	110
Lowe's Cos. Inc.	5.000%	10/15/15	150	164
Lowe's Cos. Inc.	5.400%	10/15/16	150	164

Lowe's Cos. Inc.	6.100%	9/15/17	75	84
Lowe's Cos. Inc.	6.875%	2/15/28	25	28
Lowe's Cos. Inc.	6.500%	3/15/29	200	217
Lowe's Cos. Inc.	5.800%	10/15/36	75	76
Marriott International Inc.	4.625%	6/15/12	100	104
Marriott International Inc.	5.625%	2/15/13	100	105
Marriott International Inc.	6.200%	6/15/16	25	26
Marriott International Inc.	6.375%	6/15/17	50	52
McDonald's Corp.	5.300%	3/15/17	125	134
McDonald's Corp.	5.800%	10/15/17	175	195
McDonald's Corp.	5.350%	3/1/18	100	108
McDonald's Corp.	5.000%	2/1/19	100	106
McDonald's Corp.	6.300%	10/15/37	50	54
McDonald's Corp.	5.700%	2/1/39	100	100
MDC Holdings Inc.	5.500%	5/15/13	75	77
Nordstrom Inc.	6.250%	1/15/18	75	82
Nordstrom Inc.	7.000%	1/15/38	50	56
PACCAR Financial Corp.	1.950%	12/17/12	100	100
PACCAR Inc.	6.875%	2/15/14	100	114
Staples Inc.	7.750%	4/1/11	400	426
Staples Inc.	9.750%	1/15/14	100	121
Target Corp.	5.125%	1/15/13	225	244
Target Corp.	4.000%	6/15/13	175	184
Target Corp.	5.375%	5/1/17	225	243
Target Corp.	6.000%	1/15/18	250	280
Target Corp.	7.000%	7/15/31	100	112
Target Corp.	6.350%	11/1/32	150	159
Target Corp.	6.500%	10/15/37	150	163
Target Corp.	7.000%	1/15/38	225	260
Time Warner Inc.	5.500%	11/15/11	250	265
Time Warner Inc.	6.875%	5/1/12	50	55
Time Warner Inc.	5.875%	11/15/16	75	82
Time Warner Inc.	4.875%	3/15/20	350	341
Time Warner Inc.	7.625%	4/15/31	300	342
Time Warner Inc.	7.700%	5/1/32	375	431
Time Warner Inc.	6.500%	11/15/36	175	179
Time Warner Inc.	6.200%	3/15/40	100	99
TJX Cos. Inc.	6.950%	4/15/19	100	116
Toll Brothers Finance Corp.	5.150%	5/15/15	100	100
Toll Brothers Finance Corp.	6.750%	11/1/19	100	100
Toyota Motor Credit Corp.	5.450%	5/18/11	225	235
VF Corp.	5.950%	11/1/17	75	82
VF Corp.	6.450%	11/1/37	50	53
Viacom Inc.	6.250%	4/30/16	50	55
Viacom Inc.	6.125%	10/5/17	75	81
Viacom Inc.	5.625%	9/15/19	275	286
Viacom Inc.	6.875%	4/30/36	250	264
Wal-Mart Stores Inc.	4.550%	5/1/13	525	563
Wal-Mart Stores Inc.	7.250%	6/1/13	100	115
Wal-Mart Stores Inc.	4.500%	7/1/15	225	240
Wal-Mart Stores Inc.	5.375%	4/5/17	25	27
Wal-Mart Stores Inc.	5.800%	2/15/18	250	279
Wal-Mart Stores Inc.	5.875%	4/5/27	725	770
Wal-Mart Stores Inc.	7.550%	2/15/30	175	215
Wal-Mart Stores Inc.	5.250%	9/1/35	150	143
Wal-Mart Stores Inc.	6.500%	8/15/37	375	414
Wal-Mart Stores Inc.	6.200%	4/15/38	300	320
Walgreen Co.	4.875%	8/1/13	450	487

Walt Disney Co.	5.700%	7/15/11	325	344
Walt Disney Co.	6.375%	3/1/12	100	110
Walt Disney Co.	5.625%	9/15/16	375	418
Walt Disney Co.	5.875%	12/15/17	175	194
Walt Disney Co.	5.500%	3/15/19	25	27
Western Union Co.	5.930%	10/1/16	125	137
5 Western Union Co.	5.253%	4/1/20	125	134
Western Union Co.	6.200%	11/17/36	75	76
Yum! Brands Inc.	8.875%	4/15/11	125	134
Yum! Brands Inc.	7.700%	7/1/12	100	112
Yum! Brands Inc.	6.250%	4/15/16	50	55
Yum! Brands Inc.	6.250%	3/15/18	50	55
Yum! Brands Inc.	6.875%	11/15/37	225	245

Consumer Noncyclical (2.4%)
Abbott Laboratories	5.150%	11/30/12	100	109
Abbott Laboratories	4.350%	3/15/14	500	531
Abbott Laboratories	5.875%	5/15/16	475	536
Abbott Laboratories	5.600%	11/30/17	100	110
Abbott Laboratories	6.150%	11/30/37	300	321
Abbott Laboratories	6.000%	4/1/39	50	53
Allergan Inc.	5.750%	4/1/16	25	28
Altria Group Inc.	8.500%	11/10/13	500	584
Altria Group Inc.	9.700%	11/10/18	225	276
Altria Group Inc.	9.250%	8/6/19	300	362
Altria Group Inc.	9.950%	11/10/38	150	197
Altria Group Inc.	10.200%	2/6/39	350	468
AmerisourceBergen Corp.	5.625%	9/15/12	100	108
AmerisourceBergen Corp.	5.875%	9/15/15	150	165
AmerisourceBergen Corp.	4.875%	11/15/19	25	25
Amgen Inc.	4.850%	11/18/14	100	109
Amgen Inc.	5.850%	6/1/17	150	166
Amgen Inc.	5.700%	2/1/19	225	246
Amgen Inc.	6.375%	6/1/37	125	134
Amgen Inc.	6.900%	6/1/38	175	199
Amgen Inc.	6.400%	2/1/39	175	188
Amgen Inc.	5.750%	3/15/40	200	198
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	250	262
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	125	131
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	75	79
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	150	162
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	115	112
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	225	231
5 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	225	226
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	275	282
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	513
5 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	151
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	25	27
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	80
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	104
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	264
AstraZeneca PLC	5.400%	9/15/12	425	464
AstraZeneca PLC	5.400%	6/1/14	75	82
AstraZeneca PLC	5.900%	9/15/17	375	418
AstraZeneca PLC	6.450%	9/15/37	450	497
Baxter FinCo BV	4.750%	10/15/10	175	179
Baxter International Inc.	6.250%	12/1/37	300	324
Becton Dickinson and Co.	5.000%	5/15/19	50	52

Biogen Idec Inc.	6.000%	3/1/13	225	243
Biogen Idec Inc.	6.875%	3/1/18	325	358
Bottling Group LLC	4.625%	11/15/12	200	215
Bottling Group LLC	5.000%	11/15/13	75	81
Bottling Group LLC	5.500%	4/1/16	250	276
Bristol-Myers Squibb Co.	5.450%	5/1/18	50	54
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	235
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	115
Bristol-Myers Squibb Co.	5.875%	11/15/36	100	102
Bristol-Myers Squibb Co.	6.125%	5/1/38	75	79
Bunge Ltd. Finance Corp.	5.350%	4/15/14	175	183
Bunge Ltd. Finance Corp.	5.100%	7/15/15	25	26
Bunge Ltd. Finance Corp.	8.500%	6/15/19	75	87
Cardinal Health Inc.	4.000%	6/15/15	50	50
CareFusion Corp.	4.125%	8/1/12	25	26
CareFusion Corp.	5.125%	8/1/14	50	53
CareFusion Corp.	6.375%	8/1/19	50	55
Cia de Bebidas das Americas	10.500%	12/15/11	100	115
Cia de Bebidas das Americas	8.750%	9/15/13	100	118
Clorox Co.	5.000%	1/15/15	250	267
Coca-Cola Co.	3.625%	3/15/14	100	104
Coca-Cola Co.	5.350%	11/15/17	225	246
Coca-Cola Co.	4.875%	3/15/19	250	260
Coca-Cola Enterprises Inc.	5.000%	8/15/13	450	491
Coca-Cola Enterprises Inc.	7.375%	3/3/14	400	468
Coca-Cola Enterprises Inc.	4.250%	3/1/15	25	26
Coca-Cola Enterprises Inc.	4.500%	8/15/19	25	25
Coca-Cola Enterprises Inc.	8.500%	2/1/22	50	65
Coca-Cola Enterprises Inc.	7.000%	10/1/26	200	231
5 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	99
Coca-Cola HBC Finance BV	5.125%	9/17/13	100	107
Covidien International Finance SA	5.450%	10/15/12	125	136
Covidien International Finance SA	6.000%	10/15/17	225	247
Covidien International Finance SA	6.550%	10/15/37	175	194
Delhaize Group SA	5.875%	2/1/14	125	137
Diageo Capital PLC	5.200%	1/30/13	50	54
Diageo Capital PLC	7.375%	1/15/14	300	349
Diageo Capital PLC	5.750%	10/23/17	25	27
Diageo Finance BV	5.300%	10/28/15	75	82
Diageo Investment Corp.	9.000%	8/15/11	400	441
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	100	100
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	75	75
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	25	28
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	100	114
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	30
Eli Lilly & Co.	3.550%	3/6/12	175	183
Eli Lilly & Co.	6.000%	3/15/12	25	27
Eli Lilly & Co.	4.200%	3/6/14	150	159
Eli Lilly & Co.	5.200%	3/15/17	150	161
Eli Lilly & Co.	5.500%	3/15/27	150	151
Eli Lilly & Co.	5.950%	11/15/37	150	157
Express Scripts Inc.	5.250%	6/15/12	125	133
Express Scripts Inc.	6.250%	6/15/14	125	139
Express Scripts Inc.	7.250%	6/15/19	50	58
Fortune Brands Inc.	3.000%	6/1/12	200	200
Fortune Brands Inc.	5.375%	1/15/16	250	256
Fortune Brands Inc.	5.875%	1/15/36	50	43
Genentech Inc.	4.750%	7/15/15	50	53

Genentech Inc.	5.250%	7/15/35	75	71
General Mills Inc.	6.000%	2/15/12	233	252
General Mills Inc.	5.650%	9/10/12	100	109
General Mills Inc.	5.250%	8/15/13	100	109
General Mills Inc.	5.700%	2/15/17	150	162
General Mills Inc.	5.650%	2/15/19	775	830
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	400	433
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	375	398
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	433
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	350	385
Hasbro Inc.	6.300%	9/15/17	175	188
Hasbro Inc.	6.350%	3/15/40	50	49
Hershey Co.	5.450%	9/1/16	50	53
HJ Heinz Finance Co.	6.625%	7/15/11	250	267
HJ Heinz Finance Co.	6.750%	3/15/32	225	242
Hospira Inc.	5.900%	6/15/14	75	82
Johnson & Johnson	5.150%	8/15/12	175	191
Johnson & Johnson	6.950%	9/1/29	25	30
Johnson & Johnson	4.950%	5/15/33	150	145
Johnson & Johnson	5.950%	8/15/37	200	217
Kellogg Co.	5.125%	12/3/12	375	408
Kellogg Co.	4.250%	3/6/13	100	106
Kellogg Co.	4.150%	11/15/19	125	123
Kimberly-Clark Corp.	4.875%	8/15/15	200	215
Kimberly-Clark Corp.	6.125%	8/1/17	275	308
Kimberly-Clark Corp.	6.250%	7/15/18	50	56
Koninklijke Philips Electronics NV	4.625%	3/11/13	100	107
Koninklijke Philips Electronics NV	5.750%	3/11/18	200	214
Koninklijke Philips Electronics NV	6.875%	3/11/38	175	195
Kraft Foods Inc.	5.625%	11/1/11	50	53
Kraft Foods Inc.	6.250%	6/1/12	100	109
Kraft Foods Inc.	2.625%	5/8/13	275	278
Kraft Foods Inc.	5.250%	10/1/13	25	27
Kraft Foods Inc.	6.750%	2/19/14	75	84
Kraft Foods Inc.	4.125%	2/9/16	925	935
Kraft Foods Inc.	6.500%	8/11/17	475	531
Kraft Foods Inc.	6.125%	8/23/18	75	81
Kraft Foods Inc.	5.375%	2/10/20	100	101
Kraft Foods Inc.	6.500%	11/1/31	200	205
Kraft Foods Inc.	7.000%	8/11/37	400	437
Kraft Foods Inc.	6.875%	2/1/38	575	621
Kraft Foods Inc.	6.875%	1/26/39	25	27
Kraft Foods Inc.	6.500%	2/9/40	225	232
Kroger Co.	6.800%	4/1/11	225	238
Kroger Co.	6.750%	4/15/12	350	384
Kroger Co.	6.200%	6/15/12	250	272
Kroger Co.	5.000%	4/15/13	200	215
Kroger Co.	6.150%	1/15/20	75	81
Kroger Co.	8.000%	9/15/29	125	151
Kroger Co.	7.500%	4/1/31	100	117
Kroger Co.	6.900%	4/15/38	75	84
Laboratory Corp. of America Holdings	5.625%	12/15/15	75	81
Life Technologies Corp.	4.400%	3/1/15	100	101
Life Technologies Corp.	6.000%	3/1/20	125	128
Lorillard Tobacco Co.	8.125%	6/23/19	675	743
McKesson Corp.	7.750%	2/1/12	100	110
McKesson Corp.	5.250%	3/1/13	175	186
5 Mead Johnson Nutrition Co.	3.500%	11/1/14	25	25

5 Mead Johnson Nutrition Co.	4.900%	11/1/19	50	49
5 Mead Johnson Nutrition Co.	5.900%	11/1/39	100	97
Medco Health Solutions Inc.	7.125%	3/15/18	250	285
Medtronic Inc.	4.500%	3/15/14	75	80
Medtronic Inc.	3.000%	3/15/15	250	249
Medtronic Inc.	4.750%	9/15/15	100	108
Medtronic Inc.	5.600%	3/15/19	25	27
Medtronic Inc.	4.450%	3/15/20	125	124
Medtronic Inc.	6.500%	3/15/39	25	28
Medtronic Inc.	5.550%	3/15/40	50	49
Merck & Co. Inc.	1.875%	6/30/11	150	152
Merck & Co. Inc.	4.375%	2/15/13	100	107
Merck & Co. Inc.	5.300%	12/1/13	250	277
Merck & Co. Inc.	4.750%	3/1/15	200	216
Merck & Co. Inc.	4.000%	6/30/15	100	105
Merck & Co. Inc.	6.000%	9/15/17	150	169
Merck & Co. Inc.	5.000%	6/30/19	100	105
Merck & Co. Inc.	6.400%	3/1/28	50	55
Merck & Co. Inc.	5.950%	12/1/28	75	78
Merck & Co. Inc.	6.500%	12/1/33	75	84
Merck & Co. Inc.	5.750%	11/15/36	150	154
Merck & Co. Inc.	6.550%	9/15/37	125	142
Merck & Co. Inc.	5.850%	6/30/39	75	78
Novant Health Inc.	5.850%	11/1/19	150	152
Novartis Capital Corp.	1.900%	4/24/13	125	125
Novartis Capital Corp.	4.125%	2/10/14	525	555
Novartis Capital Corp.	2.900%	4/24/15	125	124
Novartis Securities Investment Ltd.	5.125%	2/10/19	400	422
Pepsi Bottling Group Inc.	7.000%	3/1/29	275	321
PepsiAmericas Inc.	5.750%	7/31/12	100	110
PepsiAmericas Inc.	5.000%	5/15/17	100	105
PepsiCo Inc.	4.650%	2/15/13	125	135
PepsiCo Inc.	3.750%	3/1/14	350	365
PepsiCo Inc.	5.000%	6/1/18	325	343
PepsiCo Inc.	7.900%	11/1/18	375	464
PepsiCo Inc.	4.500%	1/15/20	25	25
PepsiCo Inc.	5.500%	1/15/40	250	246
Pfizer Inc.	4.450%	3/15/12	425	451
Pfizer Inc.	5.350%	3/15/15	700	770
Pfizer Inc.	6.200%	3/15/19	600	675
Pfizer Inc.	7.200%	3/15/39	600	727
Pharmacia Corp.	6.600%	12/1/28	75	83
Philip Morris International Inc.	4.875%	5/16/13	250	269
Philip Morris International Inc.	6.875%	3/17/14	150	172
Philip Morris International Inc.	5.650%	5/16/18	325	350
Philip Morris International Inc.	6.375%	5/16/38	200	216
3 Procter & Gamble - Esop	9.360%	1/1/21	406	505
Procter & Gamble Co.	4.950%	8/15/14	50	55
Procter & Gamble Co.	3.500%	2/15/15	150	154
Procter & Gamble Co.	4.700%	2/15/19	100	103
Procter & Gamble Co.	6.450%	1/15/26	75	84
Procter & Gamble Co.	5.550%	3/5/37	325	327
Quest Diagnostics Inc.	5.450%	11/1/15	200	216
Quest Diagnostics Inc.	6.950%	7/1/37	75	83
Reynolds American Inc.	7.250%	6/1/12	225	245
Reynolds American Inc.	7.250%	6/1/13	150	166
Reynolds American Inc.	6.750%	6/15/17	150	160
Reynolds American Inc.	7.250%	6/15/37	125	127

Safeway Inc.	6.250%	3/15/14	150	167
Safeway Inc.	6.350%	8/15/17	100	111
Safeway Inc.	5.000%	8/15/19	125	126
Safeway Inc.	7.250%	2/1/31	75	86
St. Jude Medical Inc.	2.200%	9/15/13	200	199
St. Jude Medical Inc.	3.750%	7/15/14	225	231
Stryker Corp.	3.000%	1/15/15	50	50
Stryker Corp.	4.375%	1/15/20	50	49
Sysco Corp.	4.200%	2/12/13	25	26
Sysco Corp.	5.250%	2/12/18	100	105
Sysco Corp.	5.375%	9/21/35	100	98
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	400	412
5 Thermo Fisher Scientific Inc.	2.150%	12/28/12	50	50
5 Thermo Fisher Scientific Inc.	3.250%	11/20/14	75	74
Unilever Capital Corp.	7.125%	11/1/10	350	363
Unilever Capital Corp.	3.650%	2/15/14	25	26
Unilever Capital Corp.	5.900%	11/15/32	50	52
UST Inc.	5.750%	3/1/18	75	75
Whirlpool Corp.	5.500%	3/1/13	325	344
Wyeth	5.500%	3/15/13	275	302
Wyeth	5.500%	2/1/14	50	55
Wyeth	5.500%	2/15/16	200	222
Wyeth	5.450%	4/1/17	50	55
Wyeth	6.450%	2/1/24	100	111
Wyeth	6.500%	2/1/34	100	111
Wyeth	6.000%	2/15/36	125	132
Wyeth	5.950%	4/1/37	525	548
Zimmer Holdings Inc.	4.625%	11/30/19	50	49
Zimmer Holdings Inc.	5.750%	11/30/39	50	48

Energy (1.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	144
Anadarko Petroleum Corp.	7.625%	3/15/14	150	173
Anadarko Petroleum Corp.	5.750%	6/15/14	25	27
Anadarko Petroleum Corp.	6.450%	9/15/36	775	788
Anadarko Petroleum Corp.	7.950%	6/15/39	25	30
Anadarko Petroleum Corp.	6.200%	3/15/40	275	270
Apache Corp.	6.000%	9/15/13	175	196
Apache Corp.	5.625%	1/15/17	100	110
Apache Corp.	6.900%	9/15/18	150	175
Apache Corp.	6.000%	1/15/37	150	158
Baker Hughes Inc.	6.875%	1/15/29	100	114
BP Capital Markets PLC	3.125%	3/10/12	350	363
BP Capital Markets PLC	5.250%	11/7/13	350	386
BP Capital Markets PLC	3.625%	5/8/14	50	52
BP Capital Markets PLC	3.875%	3/10/15	275	286
BP Capital Markets PLC	4.750%	3/10/19	200	205
Burlington Resources Finance Co.	6.500%	12/1/11	100	109
Burlington Resources Finance Co.	7.400%	12/1/31	175	202
Cameron International Corp.	6.375%	7/15/18	100	108
Cameron International Corp.	7.000%	7/15/38	100	109
Canadian Natural Resources Ltd.	5.450%	10/1/12	50	54
Canadian Natural Resources Ltd.	5.150%	2/1/13	25	27
Canadian Natural Resources Ltd.	4.900%	12/1/14	150	160
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	136
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	240
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	253
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	129

Canadian Natural Resources Ltd.	6.500%	2/15/37	125	132
Canadian Natural Resources Ltd.	6.250%	3/15/38	150	155
Canadian Natural Resources Ltd.	6.750%	2/1/39	25	27
5 Cenovus Energy Inc.	4.500%	9/15/14	150	156
5 Cenovus Energy Inc.	5.700%	10/15/19	50	52
5 Cenovus Energy Inc.	6.750%	11/15/39	850	923
Chevron Corp.	3.450%	3/3/12	200	209
Chevron Corp.	3.950%	3/3/14	225	236
Chevron Corp.	4.950%	3/3/19	275	287
Conoco Funding Co.	6.350%	10/15/11	375	404
Conoco Funding Co.	7.250%	10/15/31	75	88
ConocoPhillips	4.750%	2/1/14	125	135
ConocoPhillips	5.750%	2/1/19	500	545
ConocoPhillips	6.000%	1/15/20	375	416
ConocoPhillips	6.500%	2/1/39	200	223
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	150	161
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	276
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	150	153
ConocoPhillips Holding Co.	6.950%	4/15/29	100	115
Devon Energy Corp.	5.625%	1/15/14	100	109
Devon Energy Corp.	7.950%	4/15/32	100	126
Devon Financing Corp. ULC	6.875%	9/30/11	200	216
Devon Financing Corp. ULC	7.875%	9/30/31	250	309
Devon OEI Operating Inc.	7.250%	10/1/11	75	81
Diamond Offshore Drilling Inc.	4.875%	7/1/15	25	27
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	82
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	98
EnCana Corp.	4.750%	10/15/13	25	27
EnCana Corp.	5.900%	12/1/17	225	244
EnCana Corp.	6.500%	8/15/34	325	343
EnCana Holdings Finance Corp.	5.800%	5/1/14	100	110
EOG Resources Inc.	5.875%	9/15/17	225	246
Halliburton Co.	6.150%	9/15/19	200	224
Halliburton Co.	7.450%	9/15/39	325	397
Hess Corp.	7.875%	10/1/29	350	417
Hess Corp.	7.125%	3/15/33	100	112
Husky Energy Inc.	5.900%	6/15/14	300	328
Husky Energy Inc.	6.150%	6/15/19	100	107
Husky Energy Inc.	6.800%	9/15/37	50	54
Kerr-McGee Corp.	6.875%	9/15/11	175	189
Kerr-McGee Corp.	6.950%	7/1/24	250	278
Kerr-McGee Corp.	7.875%	9/15/31	50	58
Marathon Oil Corp.	6.125%	3/15/12	125	135
Marathon Oil Corp.	5.900%	3/15/18	50	53
Nabors Industries Inc.	6.150%	2/15/18	300	319
Nexen Inc.	5.050%	11/20/13	50	54
Nexen Inc.	5.650%	5/15/17	100	106
Nexen Inc.	7.875%	3/15/32	50	58
Nexen Inc.	6.400%	5/15/37	300	302
Nexen Inc.	7.500%	7/30/39	200	227
Noble Energy Inc.	8.250%	3/1/19	200	241
Occidental Petroleum Corp.	6.750%	1/15/12	250	273
Petro-Canada	6.050%	5/15/18	425	456
Petro-Canada	7.875%	6/15/26	25	29
Petro-Canada	7.000%	11/15/28	100	109
Petro-Canada	5.350%	7/15/33	150	135
Petro-Canada	6.800%	5/15/38	125	134
Questar Market Resources Inc.	6.050%	9/1/16	100	106

Questar Market Resources Inc.	6.800%	3/1/20	50	54
Rowan Cos. Inc.	7.875%	8/1/19	75	85
Shell International Finance BV	5.625%	6/27/11	225	238
Shell International Finance BV	1.875%	3/25/13	175	175
Shell International Finance BV	4.000%	3/21/14	300	316
Shell International Finance BV	3.250%	9/22/15	250	251
Shell International Finance BV	4.300%	9/22/19	425	418
Shell International Finance BV	4.375%	3/25/20	200	196
Shell International Finance BV	6.375%	12/15/38	475	520
Shell International Finance BV	5.500%	3/25/40	75	73
Smith International Inc.	9.750%	3/15/19	300	403
Statoil ASA	3.875%	4/15/14	25	26
Statoil ASA	5.250%	4/15/19	25	26
Statoil ASA	7.250%	9/23/27	400	467
Suncor Energy Inc.	6.100%	6/1/18	75	81
Suncor Energy Inc.	5.950%	12/1/34	75	72
Suncor Energy Inc.	6.500%	6/15/38	925	963
Sunoco Inc.	4.875%	10/15/14	50	51
Sunoco Inc.	5.750%	1/15/17	50	49
Talisman Energy Inc.	5.125%	5/15/15	50	53
Talisman Energy Inc.	7.750%	6/1/19	200	237
Talisman Energy Inc.	5.850%	2/1/37	150	144
Tosco Corp.	8.125%	2/15/30	100	126
Total Capital SA	4.250%	12/15/21	200	196
Transocean Inc.	6.000%	3/15/18	75	81
Transocean Inc.	7.500%	4/15/31	175	206
Transocean Inc.	6.800%	3/15/38	150	167
Valero Energy Corp.	6.875%	4/15/12	300	326
Valero Energy Corp.	9.375%	3/15/19	200	237
Valero Energy Corp.	6.125%	2/1/20	75	75
Valero Energy Corp.	7.500%	4/15/32	225	231
Valero Energy Corp.	6.625%	6/15/37	175	166
Weatherford International Inc.	6.350%	6/15/17	450	481
Weatherford International Inc.	6.800%	6/15/37	25	26
Weatherford International Ltd.	5.150%	3/15/13	25	27
Weatherford International Ltd.	6.000%	3/15/18	50	52
Weatherford International Ltd.	6.500%	8/1/36	275	272
Weatherford International Ltd.	7.000%	3/15/38	50	52
Williams Cos. Inc.	7.500%	1/15/31	186	204
Williams Cos. Inc.	7.750%	6/15/31	56	62
XTO Energy Inc.	5.900%	8/1/12	50	55
XTO Energy Inc.	6.250%	4/15/13	175	197
XTO Energy Inc.	5.750%	12/15/13	250	279
XTO Energy Inc.	5.000%	1/31/15	50	54
XTO Energy Inc.	5.300%	6/30/15	25	28
XTO Energy Inc.	6.250%	8/1/17	375	426
XTO Energy Inc.	6.500%	12/15/18	200	230
XTO Energy Inc.	6.750%	8/1/37	275	323

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	75	82

Technology (0.7%)
Adobe Systems Inc.	3.250%	2/1/15	100	100
Adobe Systems Inc.	4.750%	2/1/20	175	172
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	50	54
Agilent Technologies Inc.	6.500%	11/1/17	400	434

Amphenol Corp.	4.750%	11/15/14	100	103
Analog Devices Inc.	5.000%	7/1/14	100	106
BMC Software Inc.	7.250%	6/1/18	50	55
CA Inc.	5.375%	12/1/19	75	76
Cisco Systems Inc.	2.900%	11/17/14	125	126
Cisco Systems Inc.	5.500%	2/22/16	200	223
Cisco Systems Inc.	4.950%	2/15/19	700	725
Cisco Systems Inc.	4.450%	1/15/20	25	25
Cisco Systems Inc.	5.900%	2/15/39	200	202
Cisco Systems Inc.	5.500%	1/15/40	175	167
Computer Sciences Corp.	6.500%	3/15/18	50	55
Corning Inc.	6.625%	5/15/19	25	28
Dell Inc.	3.375%	6/15/12	25	26
Dell Inc.	4.700%	4/15/13	150	161
Dell Inc.	5.650%	4/15/18	75	80
Dell Inc.	5.875%	6/15/19	75	81
Dell Inc.	6.500%	4/15/38	100	105
Dun & Bradstreet Corp.	6.000%	4/1/13	150	162
Electronic Data Systems LLC	6.000%	8/1/13	75	84
Equifax Inc.	4.450%	12/1/14	50	51
Equifax Inc.	6.300%	7/1/17	25	27
Equifax Inc.	7.000%	7/1/37	50	52
Fiserv Inc.	6.125%	11/20/12	275	300
Fiserv Inc.	6.800%	11/20/17	150	167
Harris Corp.	5.000%	10/1/15	125	131
Hewlett-Packard Co.	2.250%	5/27/11	50	51
Hewlett-Packard Co.	4.250%	2/24/12	100	106
Hewlett-Packard Co.	6.500%	7/1/12	200	222
Hewlett-Packard Co.	4.500%	3/1/13	100	107
Hewlett-Packard Co.	6.125%	3/1/14	700	789
Hewlett-Packard Co.	4.750%	6/2/14	350	378
Hewlett-Packard Co.	5.500%	3/1/18	75	81
IBM International Group Capital LLC	5.050%	10/22/12	275	299
International Business Machines Corp.	5.700%	9/14/17	850	938
International Business Machines Corp.	6.220%	8/1/27	75	81
International Business Machines Corp.	6.500%	1/15/28	75	83
International Business Machines Corp.	5.875%	11/29/32	325	340
International Business Machines Corp.	5.600%	11/30/39	387	386
International Game Technology	7.500%	6/15/19	50	56
Intuit Inc.	5.400%	3/15/12	50	53
Lexmark International Inc.	5.900%	6/1/13	50	53
Lexmark International Inc.	6.650%	6/1/18	150	153
Microsoft Corp.	2.950%	6/1/14	500	509
Microsoft Corp.	4.200%	6/1/19	25	25
Microsoft Corp.	5.200%	6/1/39	25	25
Motorola Inc.	8.000%	11/1/11	25	27
Motorola Inc.	5.375%	11/15/12	50	53
Motorola Inc.	6.000%	11/15/17	550	569
Motorola Inc.	7.500%	5/15/25	50	53
Motorola Inc.	6.500%	9/1/25	50	48
Motorola Inc.	6.500%	11/15/28	50	48
Motorola Inc.	6.625%	11/15/37	50	48
Nokia Oyj	5.375%	5/15/19	100	105
Nokia Oyj	6.625%	5/15/39	50	55
Oracle Corp.	4.950%	4/15/13	150	163
Oracle Corp.	3.750%	7/8/14	225	235
Oracle Corp.	5.250%	1/15/16	275	302
Oracle Corp.	5.750%	4/15/18	300	329

Oracle Corp.	5.000%	7/8/19	550	575
Oracle Corp.	6.500%	4/15/38	200	220
Oracle Corp.	6.125%	7/8/39	250	264
Pitney Bowes Inc.	4.625%	10/1/12	100	107
Pitney Bowes Inc.	3.875%	6/15/13	100	105
Pitney Bowes Inc.	4.875%	8/15/14	100	107
Pitney Bowes Inc.	4.750%	1/15/16	375	394
Science Applications International Corp.	6.250%	7/1/12	25	27
Science Applications International Corp.	5.500%	7/1/33	25	22
Xerox Corp.	7.125%	6/15/10	200	202
Xerox Corp.	6.875%	8/15/11	50	53
Xerox Corp.	7.625%	6/15/13	300	308
Xerox Corp.	8.250%	5/15/14	150	174
Xerox Corp.	6.400%	3/15/16	100	110
Xerox Corp.	6.750%	2/1/17	100	110
Xerox Corp.	6.350%	5/15/18	175	190
Xerox Corp.	5.625%	12/15/19	25	26

Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	74	86
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	190	203
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	225	245
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	100	107
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	129
Canadian National Railway Co.	6.375%	10/15/11	100	108
Canadian National Railway Co.	5.800%	6/1/16	100	110
Canadian National Railway Co.	6.200%	6/1/36	75	80
Canadian Pacific Railway Co.	5.950%	5/15/37	150	145
Con-way Inc.	6.700%	5/1/34	100	90
Continental Airlines 2009-2 Pass Through
Trust	7.250%	11/10/19	150	162
3 Continental Airlines Inc.	6.648%	9/15/17	165	165
CSX Corp.	6.300%	3/15/12	150	162
CSX Corp.	6.250%	4/1/15	50	56
CSX Corp.	5.600%	5/1/17	175	184
CSX Corp.	7.900%	5/1/17	73	86
CSX Corp.	6.250%	3/15/18	300	323
CSX Corp.	7.375%	2/1/19	500	581
CSX Corp.	6.000%	10/1/36	50	49
5 CSX Corp.	6.220%	4/30/40	152	153
3 Delta Air Lines Inc.	7.750%	12/17/19	150	160
3 Delta Air Lines Inc.	6.821%	8/10/22	211	209
Norfolk Southern Corp.	7.700%	5/15/17	450	534
Norfolk Southern Corp.	5.750%	4/1/18	100	107
Norfolk Southern Corp.	5.900%	6/15/19	175	189
Norfolk Southern Corp.	7.800%	5/15/27	200	240
Norfolk Southern Corp.	7.900%	5/15/97	50	59
Ryder System Inc.	5.950%	5/2/11	34	36
Ryder System Inc.	5.850%	3/1/14	75	80
Ryder System Inc.	7.200%	9/1/15	100	112
Ryder System Inc.	5.850%	11/1/16	25	26
Southwest Airlines Co.	6.500%	3/1/12	250	267
Southwest Airlines Co.	5.750%	12/15/16	75	76
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	45	47
Union Pacific Corp.	6.125%	1/15/12	25	27
Union Pacific Corp.	6.500%	4/15/12	75	82

Union Pacific Corp.	5.450%	1/31/13	225	244
Union Pacific Corp.	5.375%	5/1/14	150	162
Union Pacific Corp.	5.750%	11/15/17	275	295
Union Pacific Corp.	5.700%	8/15/18	75	79
Union Pacific Corp.	7.125%	2/1/28	150	167
United Parcel Service Inc.	3.875%	4/1/14	200	210
United Parcel Service Inc.	5.500%	1/15/18	75	82
United Parcel Service Inc.	5.125%	4/1/19	100	107
United Parcel Service Inc.	6.200%	1/15/38	100	109
				192,468
Utilities (2.0%)
Electric (1.5%)
AEP Texas Central Co.	6.650%	2/15/33	200	209
Alabama Power Co.	5.500%	10/15/17	225	241
Alabama Power Co.	6.000%	3/1/39	125	131
American Water Capital Corp.	6.085%	10/15/17	200	214
American Water Capital Corp.	6.593%	10/15/37	150	156
Appalachian Power Co.	7.000%	4/1/38	100	113
Arizona Public Service Co.	5.800%	6/30/14	75	81
Baltimore Gas & Electric Co.	5.900%	10/1/16	100	105
Carolina Power & Light Co.	5.125%	9/15/13	325	354
Carolina Power & Light Co.	5.300%	1/15/19	275	289
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	300	324
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	54
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	223
Commonwealth Edison Co.	6.150%	3/15/12	75	81
Commonwealth Edison Co.	5.950%	8/15/16	175	191
Commonwealth Edison Co.	6.150%	9/15/17	325	360
Commonwealth Edison Co.	5.800%	3/15/18	75	81
Commonwealth Edison Co.	5.900%	3/15/36	50	51
Commonwealth Edison Co.	6.450%	1/15/38	175	189
Connecticut Light & Power Co.	6.350%	6/1/36	175	186
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	75	81
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	100	110
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	200	229
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	100	93
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	79
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	275	292
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	100	96
Consolidated Natural Gas Co.	5.000%	12/1/14	300	321
Constellation Energy Group Inc.	4.550%	6/15/15	475	486
Constellation Energy Group Inc.	7.600%	4/1/32	25	29
Consumers Energy Co.	5.375%	4/15/13	225	243
Consumers Energy Co.	5.500%	8/15/16	100	107
Detroit Edison Co.	6.125%	10/1/10	75	77
Dominion Resources Inc.	5.150%	7/15/15	600	648
Dominion Resources Inc.	6.000%	11/30/17	250	273
Dominion Resources Inc.	6.300%	3/15/33	100	105
Dominion Resources Inc.	5.950%	6/15/35	225	228
3 Dominion Resources Inc.	6.300%	9/30/66	75	71
DTE Energy Co.	7.050%	6/1/11	100	106
Duke Energy Carolinas LLC	6.250%	1/15/12	300	326
Duke Energy Carolinas LLC	6.000%	12/1/28	100	103
Duke Energy Carolinas LLC	6.100%	6/1/37	125	131
Duke Energy Carolinas LLC	6.050%	4/15/38	50	53
Duke Energy Carolinas LLC	5.300%	2/15/40	175	167
Duke Energy Corp.	3.350%	4/1/15	200	199

Duke Energy Corp.	5.050%	9/15/19	75	76
Duke Energy Indiana Inc.	5.000%	9/15/13	125	132
Duke Energy Indiana Inc.	6.350%	8/15/38	225	242
Duke Energy Ohio Inc.	5.700%	9/15/12	75	82
Duke Energy Ohio Inc.	2.100%	6/15/13	200	201
El Paso Electric Co.	6.000%	5/15/35	50	45
Empresa Nacional de Electricidad SA	8.350%	8/1/13	100	114
Energy East Corp.	6.750%	6/15/12	150	166
Energy East Corp.	6.750%	7/15/36	75	81
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	213
Entergy Louisiana LLC	6.500%	9/1/18	50	54
Exelon Corp.	4.900%	6/15/15	200	209
Exelon Generation Co. LLC	5.200%	10/1/19	50	51
Exelon Generation Co. LLC	6.250%	10/1/39	125	126
FirstEnergy Corp.	6.450%	11/15/11	8	8
FirstEnergy Corp.	7.375%	11/15/31	200	207
Florida Power & Light Co.	5.550%	11/1/17	25	27
Florida Power & Light Co.	5.625%	4/1/34	25	24
Florida Power & Light Co.	5.400%	9/1/35	75	71
Florida Power & Light Co.	6.200%	6/1/36	50	53
Florida Power & Light Co.	5.650%	2/1/37	100	100
Florida Power & Light Co.	5.850%	5/1/37	25	25
Florida Power & Light Co.	5.950%	2/1/38	75	77
Florida Power & Light Co.	5.960%	4/1/39	550	569
Florida Power Corp.	5.650%	6/15/18	75	81
Florida Power Corp.	6.350%	9/15/37	225	241
FPL Group Capital Inc.	5.625%	9/1/11	50	53
FPL Group Capital Inc.	5.350%	6/15/13	125	135
3 FPL Group Capital Inc.	6.350%	10/1/66	75	71
3 FPL Group Capital Inc.	6.650%	6/15/67	75	70
Georgia Power Co.	5.700%	6/1/17	150	164
Illinois Power Co.	6.125%	11/15/17	25	27
Illinois Power Co.	6.250%	4/1/18	125	133
Indiana Michigan Power Co.	6.050%	3/15/37	200	201
3 Integrys Energy Group Inc.	6.110%	12/1/66	150	134
Interstate Power & Light Co.	6.250%	7/15/39	50	52
Jersey Central Power & Light Co.	5.625%	5/1/16	125	132
Jersey Central Power & Light Co.	5.650%	6/1/17	475	502
Kansas City Power & Light Co.	6.050%	11/15/35	50	50
MidAmerican Energy Co.	5.650%	7/15/12	200	216
MidAmerican Energy Co.	5.125%	1/15/13	150	162
MidAmerican Energy Co.	5.950%	7/15/17	75	81
MidAmerican Energy Co.	5.300%	3/15/18	50	52
MidAmerican Energy Co.	6.750%	12/30/31	125	138
MidAmerican Energy Co.	5.750%	11/1/35	250	247
Midamerican Energy Holdings Co.	5.750%	4/1/18	125	133
Midamerican Energy Holdings Co.	6.125%	4/1/36	550	554
Midamerican Energy Holdings Co.	5.950%	5/15/37	125	122
Midamerican Energy Holdings Co.	6.500%	9/15/37	50	53
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	450	459
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	100	110
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	175	187
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	266

National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	211
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	175	209
Nevada Power Co.	7.125%	3/15/19	550	621
5 Niagara Mohawk Power Corp.	4.881%	8/15/19	50	50
Nisource Finance Corp.	5.250%	9/15/17	150	151
Nisource Finance Corp.	6.125%	3/1/22	75	78
Northern States Power Co.	5.250%	3/1/18	150	158
Northern States Power Co.	6.250%	6/1/36	50	54
Northern States Power Co.	6.200%	7/1/37	50	53
Northern States Power Co.	5.350%	11/1/39	75	71
NSTAR	4.500%	11/15/19	25	25
NSTAR Electric Co.	4.875%	4/15/14	50	53
NSTAR Electric Co.	5.625%	11/15/17	150	161
NSTAR Electric Co.	5.500%	3/15/40	75	76
Oglethorpe Power Corp.	5.950%	11/1/39	50	51
Ohio Edison Co.	6.400%	7/15/16	175	193
Ohio Power Co.	5.750%	9/1/13	200	217
Ohio Power Co.	6.000%	6/1/16	75	83
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	250	270
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	125	139
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	141
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	261
Pacific Gas & Electric Co.	4.800%	3/1/14	700	753
Pacific Gas & Electric Co.	5.625%	11/30/17	150	162
Pacific Gas & Electric Co.	8.250%	10/15/18	200	244
Pacific Gas & Electric Co.	6.050%	3/1/34	625	644
PacifiCorp	7.700%	11/15/31	100	124
PacifiCorp	5.250%	6/15/35	100	94
Peco Energy Co.	5.350%	3/1/18	50	53
Pennsylvania Electric Co.	6.050%	9/1/17	75	80
Pepco Holdings Inc.	6.450%	8/15/12	225	242
Pepco Holdings Inc.	7.450%	8/15/32	50	53
Potomac Electric Power Co.	6.500%	11/15/37	100	108
PPL Electric Utilities Corp.	6.250%	5/15/39	275	300
PPL Energy Supply LLC	6.400%	11/1/11	50	54
PPL Energy Supply LLC	6.300%	7/15/13	75	82
PPL Energy Supply LLC	6.200%	5/15/16	23	25
PPL Energy Supply LLC	6.500%	5/1/18	50	53
Progress Energy Inc.	6.850%	4/15/12	25	27
Progress Energy Inc.	6.050%	3/15/14	50	55
Progress Energy Inc.	7.050%	3/15/19	50	57
Progress Energy Inc.	7.000%	10/30/31	325	355
Progress Energy Inc.	6.000%	12/1/39	25	24
PSEG Power LLC	6.950%	6/1/12	450	496
5 PSEG Power LLC	2.500%	4/15/13	75	75
PSEG Power LLC	5.000%	4/1/14	75	78
PSEG Power LLC	5.500%	12/1/15	75	81
PSEG Power LLC	8.625%	4/15/31	100	128
Public Service Co. of Colorado	7.875%	10/1/12	125	143
Public Service Co. of Colorado	5.125%	6/1/19	275	287
Public Service Co. of Colorado	6.250%	9/1/37	25	27
Public Service Co. of Oklahoma	6.625%	11/15/37	200	211
Public Service Electric & Gas Co.	5.800%	5/1/37	75	77
Puget Sound Energy Inc.	5.483%	6/1/35	25	23
Puget Sound Energy Inc.	6.274%	3/15/37	125	130
Puget Sound Energy Inc.	5.757%	10/1/39	75	73

San Diego Gas & Electric Co.	5.350%	5/15/35	25	24
San Diego Gas & Electric Co.	6.000%	6/1/39	25	27
SCANA Corp.	6.875%	5/15/11	225	238
Sierra Pacific Power Co.	6.000%	5/15/16	100	109
Sierra Pacific Power Co.	6.750%	7/1/37	150	161
South Carolina Electric & Gas Co.	6.500%	11/1/18	100	114
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	26
Southern California Edison Co.	5.000%	1/15/14	200	216
Southern California Edison Co.	4.650%	4/1/15	100	107
Southern California Edison Co.	5.000%	1/15/16	25	27
Southern California Edison Co.	6.650%	4/1/29	75	82
Southern California Edison Co.	6.000%	1/15/34	50	52
Southern California Edison Co.	5.750%	4/1/35	75	76
Southern California Edison Co.	5.350%	7/15/35	100	96
Southern California Edison Co.	5.625%	2/1/36	125	124
Southern Co.	4.150%	5/15/14	100	105
Southern Power Co.	6.250%	7/15/12	100	110
Southern Power Co.	4.875%	7/15/15	200	213
Southwestern Electric Power Co.	6.450%	1/15/19	100	108
Southwestern Electric Power Co.	6.200%	3/15/40	50	50
Tampa Electric Co.	6.100%	5/15/18	100	108
Tampa Electric Co.	6.550%	5/15/36	100	106
Teco Finance Inc.	4.000%	3/15/16	50	49
Teco Finance Inc.	5.150%	3/15/20	50	49
Toledo Edison Co.	6.150%	5/15/37	100	101
TransAlta Corp.	6.650%	5/15/18	50	54
Union Electric Co.	5.400%	2/1/16	100	103
Union Electric Co.	8.450%	3/15/39	150	198
United Utilities PLC	5.375%	2/1/19	325	321
Virginia Electric and Power Co.	6.000%	1/15/36	125	128
Virginia Electric and Power Co.	6.000%	5/15/37	100	103
Virginia Electric and Power Co.	6.350%	11/30/37	50	54
Virginia Electric and Power Co.	8.875%	11/15/38	25	35
Wisconsin Electric Power Co.	4.250%	12/15/19	50	49
Wisconsin Electric Power Co.	5.700%	12/1/36	300	299
3 Wisconsin Energy Corp.	6.250%	5/15/67	425	402
Wisconsin Power & Light Co.	5.000%	7/15/19	50	50
Wisconsin Power & Light Co.	6.375%	8/15/37	100	106
Xcel Energy Inc.	5.613%	4/1/17	78	81
Xcel Energy Inc.	6.500%	7/1/36	100	105

Natural Gas (0.5%)
Atmos Energy Corp.	4.950%	10/15/14	50	53
Atmos Energy Corp.	8.500%	3/15/19	75	92
Boardwalk Pipelines LP	5.500%	2/1/17	100	103
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	81
El Paso Natural Gas Co.	5.950%	4/15/17	425	444
Enbridge Energy Partners LP	6.500%	4/15/18	75	83
Enbridge Energy Partners LP	9.875%	3/1/19	125	162
Enbridge Energy Partners LP	7.500%	4/15/38	150	175
Energy Transfer Partners LP	5.650%	8/1/12	100	107
Energy Transfer Partners LP	6.000%	7/1/13	400	433
Energy Transfer Partners LP	8.500%	4/15/14	125	145
Energy Transfer Partners LP	5.950%	2/1/15	75	82
Energy Transfer Partners LP	6.125%	2/15/17	50	52
Energy Transfer Partners LP	9.000%	4/15/19	250	306
Energy Transfer Partners LP	6.625%	10/15/36	150	151
6 Enron Corp.	9.125%	4/1/03	500	1

6 Enron Corp.	7.125%	5/15/07	150	—
6 Enron Corp.	6.875%	10/15/07	500	1
Enterprise Products Operating LLC	4.950%	6/1/10	100	101
Enterprise Products Operating LLC	4.600%	8/1/12	125	132
Enterprise Products Operating LLC	5.650%	4/1/13	250	270
Enterprise Products Operating LLC	5.900%	4/15/13	50	54
Enterprise Products Operating LLC	9.750%	1/31/14	240	291
Enterprise Products Operating LLC	5.600%	10/15/14	275	298
Enterprise Products Operating LLC	6.300%	9/15/17	150	165
Enterprise Products Operating LLC	6.650%	4/15/18	50	55
Enterprise Products Operating LLC	6.500%	1/31/19	50	55
Enterprise Products Operating LLC	6.875%	3/1/33	175	187
Enterprise Products Operating LLC	7.550%	4/15/38	75	86
EQT Corp.	6.500%	4/1/18	350	376
6 HNG Internorth	9.625%	3/15/06	500	1
KeySpan Corp.	8.000%	11/15/30	75	91
Kinder Morgan Energy Partners LP	7.125%	3/15/12	50	55
Kinder Morgan Energy Partners LP	5.850%	9/15/12	125	136
Kinder Morgan Energy Partners LP	5.000%	12/15/13	300	320
Kinder Morgan Energy Partners LP	5.625%	2/15/15	325	353
Kinder Morgan Energy Partners LP	5.950%	2/15/18	50	53
Kinder Morgan Energy Partners LP	6.850%	2/15/20	125	140
Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	278
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	47
Kinder Morgan Energy Partners LP	6.500%	9/1/39	75	77
Magellan Midstream Partners LP	5.650%	10/15/16	75	79
Magellan Midstream Partners LP	6.550%	7/15/19	75	83
National Grid PLC	6.300%	8/1/16	325	361
NuStar Logistics LP	7.650%	4/15/18	125	141
Oneok Inc.	5.200%	6/15/15	75	80
Oneok Inc.	6.000%	6/15/35	75	72
ONEOK Partners LP	5.900%	4/1/12	100	107
ONEOK Partners LP	6.150%	10/1/16	150	161
ONEOK Partners LP	8.625%	3/1/19	225	279
ONEOK Partners LP	6.650%	10/1/36	325	338
ONEOK Partners LP	6.850%	10/15/37	150	161
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	250	267
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	27
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	92
5 Southern Natural Gas Co.	5.900%	4/1/17	300	313
Spectra Energy Capital LLC	5.500%	3/1/14	125	133
Spectra Energy Capital LLC	6.200%	4/15/18	50	54
Spectra Energy Capital LLC	6.750%	2/15/32	50	52
Texas Gas Transmission LLC	4.600%	6/1/15	100	104
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	170
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	145
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	297
TransCanada PipeLines Ltd.	6.200%	10/15/37	375	387
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	260
5 Williams Partners LP	3.800%	2/15/15	75	75
5 Williams Partners LP	5.250%	3/15/20	150	149
5 Williams Partners LP	6.300%	4/15/40	100	100
				39,954
Total Corporate Bonds (Cost $346,694)				363,886

Sovereign Bonds (U.S. Dollar-Denominated) (3.7%)
African Development Bank	1.000%	11/23/11	150	150
African Development Bank	1.750%	10/1/12	100	100
African Development Bank	1.625%	2/11/13	150	149
African Development Bank	3.000%	5/27/14	450	452
Asian Development Bank	2.125%	3/15/12	150	153
Asian Development Bank	4.500%	9/4/12	125	133
Asian Development Bank	3.625%	9/5/13	350	370
Asian Development Bank	2.750%	5/21/14	750	762
Asian Development Bank	2.625%	2/9/15	275	273
Asian Development Bank	5.593%	7/16/18	275	300
Brazilian Government International Bond	11.000%	1/11/12	100	117
Brazilian Government International Bond	10.250%	6/17/13	50	62
Brazilian Government International Bond	7.875%	3/7/15	175	207
Brazilian Government International Bond	6.000%	1/17/17	450	489
3 Brazilian Government International Bond	8.000%	1/15/18	800	931
Brazilian Government International Bond	5.875%	1/15/19	900	966
Brazilian Government International Bond	8.875%	10/14/19	300	387
Brazilian Government International Bond	8.875%	4/15/24	125	164
Brazilian Government International Bond	8.750%	2/4/25	300	395
Brazilian Government International Bond	10.125%	5/15/27	325	476
Brazilian Government International Bond	8.250%	1/20/34	400	510
Brazilian Government International Bond	7.125%	1/20/37	325	370
Brazilian Government International Bond	11.000%	8/17/40	700	937
Brazilian Government International Bond	5.625%	1/7/41	250	235
Chile Government International Bond	7.125%	1/11/12	150	164
Chile Government International Bond	5.500%	1/15/13	175	189
China Development Bank Corp.	4.750%	10/8/14	100	105
China Development Bank Corp.	5.000%	10/15/15	100	108
China Government International Bond	4.750%	10/29/13	50	54
Corp Andina de Fomento	8.125%	6/4/19	400	469
Corp. Andina de Fomento	5.200%	5/21/13	125	132
Corp. Andina de Fomento	5.750%	1/12/17	275	285
Council Of Europe Development Bank	2.750%	2/10/15	150	150
Development Bank of Japan	4.250%	6/9/15	50	53
Eksportfinans ASA	3.000%	11/17/14	100	100
Eksportfinans ASA	5.500%	5/25/16	350	385
Eksportfinans ASA	5.500%	6/26/17	125	137
European Investment Bank	2.625%	5/16/11	100	102
European Investment Bank	5.250%	6/15/11	650	681
European Investment Bank	3.125%	7/15/11	375	386
European Investment Bank	2.625%	11/15/11	200	205
European Investment Bank	2.000%	2/10/12	1,650	1,673
European Investment Bank	4.625%	3/21/12	250	264
5 European Investment Bank	1.125%	4/16/12	950	948
European Investment Bank	1.750%	9/14/12	300	302
European Investment Bank	1.625%	3/15/13	200	199
European Investment Bank	2.875%	3/15/13	225	232
European Investment Bank	3.250%	5/15/13	300	312
European Investment Bank	4.250%	7/15/13	1,175	1,260
European Investment Bank	2.375%	3/14/14	700	704
European Investment Bank	4.625%	5/15/14	175	189
European Investment Bank	3.125%	6/4/14	1,100	1,122
European Investment Bank	2.875%	1/15/15	200	201
European Investment Bank	2.750%	3/23/15	450	447
European Investment Bank	4.875%	2/16/16	650	709
European Investment Bank	5.125%	9/13/16	450	495

European Investment Bank	4.875%	1/17/17	150	163
European Investment Bank	5.125%	5/30/17	675	741
Export Development Canada	2.625%	11/15/11	150	154
Export Development Canada	2.375%	3/19/12	150	153
Export Development Canada	1.750%	9/24/12	475	479
Export Development Canada	3.125%	4/24/14	150	154
Export-Import Bank of Korea	5.500%	10/17/12	325	346
Export-Import Bank of Korea	8.125%	1/21/14	600	690
Export-Import Bank of Korea	5.875%	1/14/15	150	162
Hungary Government International Bond	4.750%	2/3/15	250	255
Hydro Quebec	6.300%	5/11/11	75	79
Hydro Quebec	8.000%	2/1/13	500	579
Hydro Quebec	8.400%	1/15/22	275	357
Hydro Quebec	8.050%	7/7/24	200	263
Inter-American Development Bank	1.500%	6/23/11	50	51
Inter-American Development Bank	3.000%	4/22/14	625	634
Inter-American Development Bank	4.250%	9/10/18	1,050	1,073
Inter-American Development Bank	3.875%	9/17/19	1,000	993
Inter-American Development Bank	3.875%	2/14/20	50	49
Inter-American Development Bank	7.000%	6/15/25	100	120
International Bank for Reconstruction &
Development	3.125%	11/15/11	200	206
International Bank for Reconstruction &
Development	2.000%	4/2/12	1,450	1,473
International Bank for Reconstruction &
Development	4.750%	2/15/35	600	581
International Finance Corp.	3.500%	5/15/13	175	184
International Finance Corp.	3.000%	4/22/14	775	781
Israel Government International Bond	4.625%	6/15/13	75	80
Israel Government International Bond	5.500%	11/9/16	175	188
Israel Government International Bond	5.125%	3/26/19	550	559
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	175	182
Japan Bank for International
Cooperation/Japan	2.125%	11/5/12	250	252
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	625	663
Japan Bank for International
Cooperation/Japan	2.875%	2/2/15	325	324
Japan Finance Organization for Municipalities	4.625%	4/21/15	100	108
Japan Finance Organization for Municipalities	5.000%	5/16/17	100	107
Korea Development Bank	5.300%	1/17/13	125	131
Korea Development Bank	5.750%	9/10/13	250	268
Korea Development Bank	8.000%	1/23/14	250	286
Korea Electric Power Corp.	7.750%	4/1/13	175	197
Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	375	388
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	550	559
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	350	357
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	50	53
Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	550	552
Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	1,675	1,732
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	200	208
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,225	1,281
Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	625	648
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	614
Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	225	226
Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	150	148
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	950	1,040

Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	250	260
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	1,350	1,446
Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	50	50
Landwirtschaftliche Rentenbank	5.250%	7/2/12	600	643
Landwirtschaftliche Rentenbank	1.875%	9/24/12	625	627
Landwirtschaftliche Rentenbank	3.250%	3/15/13	150	153
Landwirtschaftliche Rentenbank	4.125%	7/15/13	175	184
Landwirtschaftliche Rentenbank	3.125%	7/15/15	175	176
Landwirtschaftliche Rentenbank	4.875%	11/16/15	275	296
Malaysia Government International Bond	7.500%	7/15/11	75	81
Mexico Government International Bond	6.375%	1/16/13	474	527
Mexico Government International Bond	6.625%	3/3/15	510	576
Mexico Government International Bond	11.375%	9/15/16	100	141
Mexico Government International Bond	5.625%	1/15/17	325	348
Mexico Government International Bond	8.300%	8/15/31	250	321
Mexico Government International Bond	6.750%	9/27/34	1,408	1,553
Nordic Investment Bank	3.875%	6/15/10	250	251
Nordic Investment Bank	1.625%	1/28/13	250	249
Nordic Investment Bank	2.625%	10/6/14	225	225
Oesterreichische Kontrollbank AG	3.125%	10/14/11	150	154
Oesterreichische Kontrollbank AG	1.875%	3/21/12	625	628
Oesterreichische Kontrollbank AG	1.750%	3/11/13	400	397
Oesterreichische Kontrollbank AG	5.000%	4/25/17	600	641
Pemex Project Funding Master Trust	5.750%	3/1/18	600	615
Pemex Project Funding Master Trust	6.625%	6/15/35	475	465
Pemex Project Funding Master Trust	6.625%	6/15/38	150	147
Peruvian Government International Bond	9.875%	2/6/15	150	190
Peruvian Government International Bond	7.125%	3/30/19	350	405
Peruvian Government International Bond	7.350%	7/21/25	400	464
3 Peruvian Government International Bond	6.550%	3/14/37	525	562
Petrobras International Finance Co.	6.125%	10/6/16	350	374
Petrobras International Finance Co.	5.875%	3/1/18	175	182
Petrobras International Finance Co.	8.375%	12/10/18	300	358
Petrobras International Finance Co.	7.875%	3/15/19	650	757
Petrobras International Finance Co.	5.750%	1/20/20	75	77
Petrobras International Finance Co.	6.875%	1/20/40	150	155
5 Petroleos Mexicanos	4.875%	3/15/15	75	77
Petroleos Mexicanos	8.000%	5/3/19	200	235
5 Petroleos Mexicanos	6.000%	3/5/20	225	230
Poland Government International Bond	6.250%	7/3/12	250	272
Poland Government International Bond	5.250%	1/15/14	200	215
Poland Government International Bond	6.375%	7/15/19	850	931
Province of Manitoba Canada	2.125%	4/22/13	200	201
Province of Nova Scotia Canada	5.750%	2/27/12	50	54
Province of Ontario Canada	3.375%	5/20/11	50	51
Province of Ontario Canada	5.000%	10/18/11	625	663
Province of Ontario Canada	1.875%	11/19/12	575	579
Province of Ontario Canada	4.100%	6/16/14	675	717
Province of Ontario Canada	2.950%	2/5/15	225	225
Province of Ontario Canada	4.750%	1/19/16	100	107
Province of Ontario Canada	5.450%	4/27/16	500	554
Province of Ontario Canada	4.000%	10/7/19	575	565
Province of Quebec Canada	5.125%	11/14/16	325	354
Province of Quebec Canada	4.625%	5/14/18	600	632
Province of Quebec Canada	7.500%	9/15/29	325	421
Region of Lombardy Italy	5.804%	10/25/32	200	194
Republic of Italy	3.500%	7/15/11	475	489
Republic of Italy	5.625%	6/15/12	425	459

Republic of Italy	2.125%	10/5/12	350	352
Republic of Italy	3.125%	1/26/15	425	422
Republic of Italy	4.750%	1/25/16	500	523
Republic of Italy	5.250%	9/20/16	1,050	1,123
Republic of Italy	5.375%	6/15/33	175	174
Republic of Korea	4.250%	6/1/13	350	366
Republic of Korea	5.750%	4/16/14	325	354
Republic of Korea	7.125%	4/16/19	225	264
Republic of Korea	5.625%	11/3/25	100	101
South Africa Government International Bond	7.375%	4/25/12	500	549
South Africa Government International Bond	6.875%	5/27/19	250	279
South Africa Government International Bond	5.500%	3/9/20	100	101
Svensk Exportkredit AB	4.000%	6/15/10	150	151
Svensk Exportkredit AB	3.250%	9/16/14	200	204
Svensk Exportkredit AB	5.125%	3/1/17	350	376
United Mexican States	5.875%	2/17/14	250	275
United Mexican States	5.950%	3/19/19	500	540
United Mexican States	5.125%	1/15/20	150	151
United Mexican States	6.050%	1/11/40	100	100
Total Sovereign Bonds (Cost $70,766)				73,029
Taxable Municipal Bonds (0.5%)
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	150	151
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	200	207
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	100	104
California GO	5.250%	4/1/14	100	104
California GO	5.750%	3/1/17	100	102
California GO	6.200%	10/1/19	275	281
California GO	7.500%	4/1/34	600	620
California GO	5.650%	4/1/39	100	104
California GO	7.300%	10/1/39	75	75
California GO	7.350%	11/1/39	575	573
California GO	7.625%	3/1/40	250	261
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	50	49
Chicago IL Board of Educ. GO	6.138%	12/1/39	50	51
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	100	101
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	150	149
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	125	134
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	100	101
Commonwealth Financing Auth. Pennsylvania
Rev.	6.218%	6/1/39	150	153
Connecticut GO	5.850%	3/15/32	200	210
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	100	107
Denver CO City & County School Dist.	5.664%	12/1/33	50	50
District of Columbia Income Tax Rev.	5.591%	12/1/34	50	50
Georgia GO	4.503%	11/1/25	150	148
Howard Hughes Medical Institute	3.450%	9/1/14	100	103
Illinois GO	2.766%	1/1/12	150	151
Illinois GO	4.071%	1/1/14	150	152
Illinois GO	4.950%	6/1/23	550	509
Illinois GO	5.100%	6/1/33	1,100	907
Illinois State Tollway Highway Auth. Toll
Highway Rev.	5.851%	12/1/34	50	49

Indianapolis IN Local Public Improvement
Bond Bank Notes	6.116%	1/15/40	250	254
Johns Hopkins University	5.250%	7/1/19	200	211
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	175	170
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	50	54
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	150	147
Los Angeles CA USD GO	5.750%	7/1/34	125	115
Los Angeles CA USD GO	6.758%	7/1/34	50	52
Maryland Transp. Auth. Rev.	5.888%	7/1/43	50	50
Massachusetts GO	5.456%	12/1/39	150	150
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	75	76
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	50	45
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	100	102
Metro. Washington DC/VA Airports Auth.
Airport System Rev.	7.462%	10/1/46	50	52
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	50	49
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	200	199
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	150	149
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	75	73
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	225	248
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	5	5
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	70	71
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	300	349
New York City NY GO	5.968%	3/1/36	100	99
New York City NY GO	5.985%	12/1/36	50	49
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	50	50
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	50	49
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.952%	6/15/42	50	50
New York City NY Transitional Finance Auth.
Rev.	5.767%	8/1/36	50	50
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	50	58
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	150	148
North Texas Tollway Auth. Rev.	6.718%	1/1/49	100	105
Oregon (Taxable Pension) GO	5.762%	6/1/23	50	51
Oregon (Taxable Pension) GO	5.892%	6/1/27	75	77
Oregon GO	4.759%	6/30/28	75	62
Oregon GO	5.528%	6/30/28	50	45
Oregon State Dept. Transp. Highway Usertax
Rev.	5.834%	11/15/34	50	50
Pennsylvania GO	4.650%	2/15/26	50	49
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	75	77
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	125	131
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	50	51
San Diego County CA Water Auth.	6.138%	5/1/49	50	51
Tobacco Settlement West Virginia Finance
Auth. Rev.	7.467%	6/1/47	125	100
Univ. of California Regents	6.583%	5/15/49	50	52
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	50	48
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	25	26
Utah GO	4.554%	7/1/24	50	50
Wisconsin GO	4.800%	5/1/13	75	81

Wisconsin GO	5.700%	5/1/26	75	75
Total Taxable Municipal Bonds (Cost $10,191)				10,111
			Shares
Temporary Cash Investment (5.6%)
Money Market Fund (5.6%)
7 Vanguard Market Liquidity Fund
(Cost $110,454)	0.183%		110,454,000	110,454
Total Investments (104.2%) (Cost $2,014,962)				2,069,154
Other Assets and Liabilities-Net (-4.2%)				(82,567)
Net Assets (100%)				1,986,587

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $11,399,000, representing 0.6% of net assets.
6 Non-income-producing security--security in default.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Total Bond Market Index Portfolio

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	__	1,432,669	__
Asset-Backed/Commercial Mortgage-Backed Securities	__	79,005	__
Corporate Bonds	__	363,883	3
Sovereign Bonds	__	73,029	__
Taxable Municipal Bonds	__	10,111	__
Temporary Cash Investments	110,454	__	__
Total	110,454	1,958,697	3

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended March 31, 2010:

Investments in
Corporate Bonds
Amount Valued Based on Level 3 Inputs	($000)
Balance as of December 31, 2009	3
Transfers into Level 3	__
Change in Unrealized Appreciation (Depreciation)	__
Balance as of March 31, 2010	3

C. At March 31, 2010, the cost of investment securities for tax purposes was $2,014,962,000. Net unrealized appreciation of investment securities for tax purposes was $54,192,000, consisting of unrealized gains of $61,554,000 on securities that had risen in value since their purchase and $7,362,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of March 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (2.0%)
U.S. Government Securities (0.6%)
United States Treasury Note/Bond	1.375%	2/15/12	1,200	1,209
United States Treasury Note/Bond	1.375%	3/15/12	500	504
United States Treasury Note/Bond	4.875%	6/30/12	200	216
United States Treasury Note/Bond	4.250%	9/30/12	2,800	3,004
United States Treasury Note/Bond	1.375%	1/15/13	925	922
				5,855
Agency Bonds and Notes (0.7%)
1 Bank of America Corp.	2.100%	4/30/12	3,000	3,054
[2,3] Federal Farm Credit Bank	0.188%	5/4/10	2,000	2,000
1 General Electric Capital Corp.	2.250%	3/12/12	1,000	1,021
				6,075
Conventional Mortgage-Backed Securities (0.1%)
[3,4] Fannie Mae Pool	6.000%	12/1/16	161	174
[3,4] Fannie Mae Pool	6.500%	9/1/16	175	189
[3,4] Fannie Mae Pool	7.000%	4/1/13	4	4
[3,4] Freddie Mac Gold Pool	6.000%	4/1/17	130	141
				508
Nonconventional Mortgage-Backed Securities (0.6%)
[3,4] Fannie Mae Pool	2.375%	12/1/32	27	28
[3,4] Fannie Mae Pool	2.804%	6/1/33	212	219
[3,4] Fannie Mae Pool	2.829%	5/1/33	189	194
[3,4] Fannie Mae Pool	3.060%	7/1/32	19	20
[3,4] Fannie Mae Pool	3.215%	9/1/32	10	10
[3,4] Fannie Mae Pool	3.238%	10/1/33	101	105
[3,4] Fannie Mae Pool	3.328%	9/1/32	12	13
[3,4] Fannie Mae Pool	3.410%	8/1/33	67	69
[3,4] Fannie Mae Pool	3.444%	9/1/33	223	232
[3,4] Fannie Mae Pool	3.481%	9/1/33	428	444
[3,4] Fannie Mae Pool	3.541%	8/1/33	102	105
[3,4] Fannie Mae Pool	3.541%	8/1/33	77	79
[3,4] Fannie Mae Pool	3.550%	8/1/33	185	193
[3,4] Fannie Mae Pool	3.561%	8/1/33	150	155
[3,4] Fannie Mae Pool	3.589%	7/1/33	228	237
[3,4] Fannie Mae Pool	3.605%	7/1/33	497	515
[3,4] Fannie Mae Pool	3.900%	5/1/33	49	50
[3,4] Fannie Mae Pool	4.046%	5/1/33	377	391
[3,4] Fannie Mae Pool	5.452%	8/1/37	104	109
[3,4] Fannie Mae Pool	5.562%	2/1/37	132	138
[3,4] Freddie Mac Non Gold Pool	3.197%	1/1/33	35	37
[3,4] Freddie Mac Non Gold Pool	3.211%	2/1/33	46	47
[3,4] Freddie Mac Non Gold Pool	3.254%	9/1/32	34	35
[3,4] Freddie Mac Non Gold Pool	3.367%	10/1/32	31	32
[3,4] Freddie Mac Non Gold Pool	3.389%	9/1/32	29	30
[3,4] Freddie Mac Non Gold Pool	3.393%	9/1/32	40	41
[3,4] Freddie Mac Non Gold Pool	3.514%	8/1/32	12	12
[3,4] Freddie Mac Non Gold Pool	3.564%	8/1/33	93	96
[3,4] Freddie Mac Non Gold Pool	3.679%	7/1/33	361	376
[3,4] Freddie Mac Non Gold Pool	3.701%	8/1/33	60	62

[3,4] Freddie Mac Non Gold Pool		3.948%	6/1/33	92	95
[3,4] Freddie Mac Non Gold Pool		3.950%	6/1/33	296	306
[3,4] Freddie Mac Non Gold Pool		4.160%	5/1/33	68	71
[3,4] Freddie Mac Non Gold Pool		4.190%	5/1/33	88	90
[3,4] Freddie Mac Non Gold Pool		5.810%	8/1/37	457	485
					5,121
Total U.S. Government and Agency Obligations (Cost $17,308)					17,559
Asset-Backed/Commercial Mortgage-Backed Securities (23.1%)
4	Ally Auto Receivables Trust	2.330%	6/17/13	775	788
[4,5] Ally Auto Receivables Trust		3.050%	12/15/14	1,130	1,158
4	Ally Auto Receivables Trust	3.000%	10/15/15	300	308
2,4,American Express Credit Account Master
5 Trust		0.560%	6/17/13	70	70
2,4,American Express Credit Account Master
5 Trust		0.520%	8/15/13	170	169
[2,4] American Express Credit Account Master
	Trust	0.260%	12/15/13	500	499
2,4,American Express Credit Account Master
5 Trust		0.510%	12/15/13	100	99
2,4,American Express Credit Account Master
5 Trust		0.510%	3/17/14	100	99
2,4,American Express Credit Account Master
5 Trust		0.650%	1/15/15	70	68
[2,4] American Express Credit Account Master
	Trust	2.380%	3/15/16	200	200
[2,4] American Express Credit Account Master
	Trust	3.480%	3/15/16	130	130
[2,4] American Express Credit Account Master
	Trust	4.230%	4/15/16	130	130
[2,4] American Express Credit Account Master
	Trust	1.480%	3/15/17	2,100	2,179
[2,4] AmeriCredit Automobile Receivables Trust		5.228%	1/6/15	1,500	1,585
[2,4] AmeriCredit Automobile Receivables Trust		5.228%	4/6/15	1,350	1,445
4	Americredit Prime Automobile Receivable	2.210%	1/15/14	110	111
4	Americredit Prime Automobile Receivable	2.900%	12/15/14	80	81
5	BA Covered Bond Issuer	5.500%	6/14/12	800	851
[2,4] BA Credit Card Trust		0.810%	4/15/13	2,850	2,854
[2,4] BA Credit Card Trust		0.250%	6/17/13	400	399
[2,4] BA Credit Card Trust		0.260%	11/15/13	200	199
[2,4] BA Credit Card Trust		1.430%	12/16/13	3,875	3,913
[2,4] BA Credit Card Trust		0.230%	4/15/14	669	663
[2,4] BA Credit Card Trust		0.520%	6/15/14	620	598
[2,4] BA Credit Card Trust		0.930%	12/15/14	2,600	2,610
[2,4] BA Credit Card Trust		0.260%	4/15/16	1,700	1,667
[2,4] BA Credit Card Trust		0.290%	4/15/16	790	776
[2,4] BA Credit Card Trust		0.290%	9/15/16	700	685
[2,4] BA Credit Card Trust		0.300%	12/15/16	1,200	1,174
[2,4] BA Credit Card Trust		0.270%	11/15/19	790	749
4	Banc of America Commercial Mortgage Inc.	5.334%	9/10/45	330	336
[2,4] Banc of America Commercial Mortgage Inc.		5.634%	4/10/49	800	814
[2,4] Banc of America Commercial Mortgage Inc.		5.689%	4/10/49	400	387
4	Banc of America Funding Corp.	5.498%	9/20/46	1,259	854
4	Banc of America Mortgage Securities Inc.	3.666%	9/25/32	4	4
4	Banc of America Mortgage Securities Inc.	3.913%	5/25/33	80	73
4	Banc of America Mortgage Securities Inc.	3.521%	2/25/34	113	106
[4,5] Bank of America Auto Trust		2.130%	9/15/13	775	787
[4,5] Bank of America Auto Trust		3.030%	10/15/16	925	951

[2,4] Bank One Issuance Trust		0.350%	5/15/14	385	384
4	Bear Stearns Adjustable Rate Mortgage Trust	5.606%	10/25/36	1,261	873
4	Bear Stearns Adjustable Rate Mortgage Trust	5.393%	5/25/47	1,183	829
[2,4] Bear Stearns Commercial Mortgage
	Securities	5.719%	6/11/40	425	412
4	Bear Stearns Commercial Mortgage
	Securities	5.478%	10/12/41	1,100	1,130
4	Bear Stearns Commercial Mortgage
	Securities	4.254%	7/11/42	126	127
4	Bear Stearns Commercial Mortgage
	Securities	4.871%	9/11/42	170	174
4	Bear Stearns Commercial Mortgage
	Securities	5.330%	1/12/45	250	257
4	Bear Stearns Commercial Mortgage
	Securities	5.574%	6/11/50	1,000	1,030
4	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	930	958
2,4, 5 BMW Floorplan Master Owner Trust		1.380%	9/15/14	1,175	1,183
4	BMW Vehicle Lease Trust	3.660%	8/15/13	300	310
[4,5] Cabela's Master Credit Card Trust		4.310%	12/16/13	1,400	1,429
[2,4] Capital One Multi-Asset Execution Trust		0.230%	2/15/13	550	550
4	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	100	105
[2,4] Capital One Multi-Asset Execution Trust		0.520%	3/17/14	330	324
4	Capital One Multi-Asset Execution Trust	3.200%	4/15/14	3,800	3,901
[2,4] Capital One Multi-Asset Execution Trust		0.530%	6/16/14	750	732
[2,4] Capital One Multi-Asset Execution Trust		0.550%	7/15/14	700	682
[2,4] Capital One Multi-Asset Execution Trust		0.360%	8/15/14	125	125
[2,4] Capital One Multi-Asset Execution Trust		0.530%	11/15/14	850	823
[2,4] Capital One Multi-Asset Execution Trust		0.310%	9/15/15	300	297
[2,4] Capital One Multi-Asset Execution Trust		0.290%	1/15/16	605	598
4	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	1,200	1,302
[2,4] Capital One Multi-Asset Execution Trust		0.260%	4/15/16	400	394
[2,4] Capital One Multi-Asset Execution Trust		0.440%	12/15/16	75	73
[2,4] Capital One Multi-Asset Execution Trust		0.320%	6/17/19	420	406
[2,4] Capital One Multi-Asset Execution Trust		0.280%	11/15/19	60	58
[2,4] Capital One Multi-Asset Execution Trust		0.310%	12/16/19	3,550	3,417
[2,4] Capital One Multi-Asset Execution Trust		0.270%	7/15/20	3,200	3,072
[2,4] Chase Issuance Trust		0.250%	11/15/13	150	150
[2,4] Chase Issuance Trust		0.557%	6/16/14	1,500	1,502
[2,4] Chase Issuance Trust		0.300%	12/15/14	300	299
[2,4] Chase Issuance Trust		0.300%	12/15/14	305	303
[2,4] Chase Issuance Trust		0.670%	1/15/15	720	706
4	Chase Issuance Trust	4.650%	3/15/15	4,000	4,309
4	Chase Issuance Trust	5.400%	7/15/15	2,000	2,205
[2,4] Chase Issuance Trust		0.350%	9/15/15	100	99
[2,4] Chase Issuance Trust		1.757%	9/15/15	1,400	1,457
4	Chrysler Financial Auto Securitization Trust	1.150%	11/8/11	1,300	1,306
4	Chrysler Financial Auto Securitization Trust	2.940%	6/8/13	402	403
[4,5] Chrysler Financial Lease Trust		3.460%	9/16/13	160	160
[4,5] CIT Equipment Collateral		1.510%	5/15/12	900	900
[4,5] CIT Equipment Collateral		2.410%	5/15/13	900	900
4	Citibank Credit Card Issuance Trust	5.450%	5/10/13	704	739
[2,4] Citibank Credit Card Issuance Trust		0.640%	7/15/14	1,945	1,866
[2,4] Citibank Credit Card Issuance Trust		0.590%	8/20/14	700	699
[2,4] Citibank Credit Card Issuance Trust		0.310%	10/20/14	1,900	1,884
[2,4] Citibank Credit Card Issuance Trust		0.480%	12/17/14	2,000	1,991
4	Citibank Credit Card Issuance Trust	2.250%	12/23/14	12,600	12,692

[2,4] Citibank Credit Card Issuance Trust		0.640%	2/20/15	580	550
4	Citibank Credit Card Issuance Trust	4.850%	4/22/15	1,275	1,376
4	Citibank Credit Card Issuance Trust	4.900%	6/23/16	2,000	2,170
[2,4] Citibank Credit Card Issuance Trust		0.717%	3/24/17	100	91
[2,4] Citibank Credit Card Issuance Trust		1.440%	5/22/17	500	518
[2,4] Citibank Credit Card Issuance Trust		0.291%	12/17/18	675	651
[2,4] Citibank Credit Card Issuance Trust		0.317%	12/17/18	500	483
4	Citibank Credit Card Issuance Trust	5.650%	9/20/19	600	669
[2,4] Citibank Credit Card Issuance Trust		1.615%	5/20/20	1,500	1,588
2,4,5Citibank Omni Master Trust		2.330%	5/16/16	1,300	1,317
[4,5] Citibank Omni Master Trust		5.350%	8/15/18	1,425	1,484
4	Citibank Omni Master Trust	4.900%	11/15/18	770	786
[4,5] CitiFinancial Auto Issuance Trust		2.590%	10/15/13	1,450	1,472
[4,5] CitiFinancial Auto Issuance Trust		3.150%	8/15/16	400	407
4	Citigroup Commercial Mortgage Trust	5.699%	12/10/49	1,000	1,036
4	Citigroup Mortgage Loan Trust Inc.	5.854%	7/25/37	697	521
4	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,325	1,355
4	CNH Equipment Trust	5.280%	11/15/12	320	332
4	CNH Equipment Trust	3.000%	8/17/15	700	709
4	Commercial Mortgage Pass Through
	Certificates	5.811%	12/10/49	400	412
4	Countrywide Home Loan Mortgage Pass
	Through Trust	4.051%	5/25/33	94	81
4	Countrywide Home Loan Mortgage Pass
	Through Trust	3.921%	11/19/33	125	110
4	Countrywide Home Loan Mortgage Pass
	Through Trust	5.257%	3/20/36	607	352
4	Countrywide Home Loan Mortgage Pass
	Through Trust	5.265%	2/25/47	779	448
[2,4] Credit Suisse First Boston Mortgage
	Securities Corp.	5.230%	12/15/40	1,200	1,223
4	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	442	431
4	Credit Suisse Mortgage Capital Certificates	5.722%	6/15/39	825	855
4	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	700	718
4	Discover Card Master Trust	5.100%	10/15/13	575	599
[2,4] Discover Card Master Trust		1.530%	12/15/14	3,780	3,843
[2,4] Discover Card Master Trust		1.530%	2/17/15	2,050	2,087
[2,4] Discover Card Master Trust		0.597%	6/15/15	5,640	5,602
[2,4] Discover Card Master Trust		0.880%	9/15/15	2,300	2,304
4	Discover Card Master Trust	5.650%	12/15/15	1,900	2,091
4	Discover Card Master Trust	5.650%	3/16/20	570	633
[2,4] Discover Card Master Trust I		0.605%	10/16/13	600	598
[2,4] Discover Card Master Trust I		0.310%	1/19/16	1,500	1,475
[2,4] Discover Card Master Trust I		0.310%	9/15/16	400	391
4	First Horizon Asset Securities Inc.	5.609%	11/25/36	467	363
4	First Horizon Asset Securities Inc.	5.472%	1/25/37	1,180	885
4	First Union National Bank-Bank of America
	Commercial Mortgage Trust	6.136%	3/15/33	105	106
[4,5] Ford Credit Auto Lease Trust		1.040%	3/15/13	1,490	1,490
[4,5] Ford Credit Auto Lease Trust		1.620%	11/15/13	800	800
[4,5] Ford Credit Auto Lease Trust		3.710%	1/15/14	530	543
4	Ford Credit Auto Owner Trust	4.950%	3/15/13	150	158
[2,4] Ford Credit Auto Owner Trust		1.980%	4/15/13	1,000	1,022
4	Ford Credit Auto Owner Trust	2.790%	8/15/13	1,600	1,641
4	Ford Credit Auto Owner Trust	2.170%	10/15/13	1,100	1,119
4	Ford Credit Auto Owner Trust	4.500%	7/15/14	370	396

4	Ford Credit Auto Owner Trust	2.980%	8/15/14	425	437
[2,4] Ford Credit Floorplan Master Owner Trust		1.780%	9/15/14	1,700	1,715
2,4,
5 Ford Credit Floorplan Master Owner Trust		1.880%	12/15/14	1,100	1,111
2,4,
5 Ford Credit Floorplan Master Owner Trust		2.480%	12/15/14	1,000	1,013
2,4,
5 Ford Credit Floorplan Master Owner Trust		2.880%	12/15/14	2,280	2,300
4	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	95	97
4	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	229	231
4	GMAC Mortgage Corp. Loan Trust	5.289%	11/19/35	224	180
2,4,
5 Golden Credit Card Trust		1.230%	7/15/17	2,200	2,204
[2,4] Granite Master Issuer PLC		0.270%	12/17/54	129	118
[2,4] Granite Master Issuer PLC		0.310%	12/20/54	388	356
4	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,219	1,221
4	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	400	397
4	Harley-Davidson Motorcycle Trust	3.190%	11/15/13	530	543
4	Harley-Davidson Motorcycle Trust	1.870%	2/15/14	1,600	1,616
4	Harley-Davidson Motorcycle Trust	2.620%	3/15/14	1,500	1,531
4	Harley-Davidson Motorcycle Trust	2.400%	7/15/14	120	122
4	Harley-Davidson Motorcycle Trust	3.320%	2/15/17	200	207
4	Harley-Davidson Motorcycle Trust	2.540%	4/15/17	200	204
[4,5] Hertz Vehicle Financing LLC		5.290%	3/25/16	1,300	1,349
4	Hyundai Auto Receivables Trust	3.150%	3/15/16	700	722
2,4,
5 Hyundai Floorplan Master Owner Trust		1.480%	11/17/14	250	251
[4,5] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.633%	12/5/27	530	560
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	130	132
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.625%	3/15/46	252	256
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.298%	5/15/47	400	408
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.803%	6/15/49	1,200	1,246
4	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.827%	2/15/51	1,020	1,055
[4,5] JPMorgan Auto Receivables Trust		5.220%	9/15/12	1,300	1,335
2,4,
5 Kildare Securities Ltd.		0.314%	12/10/43	744	715
4	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	800	823
4	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	500	512
4	Master Adjustable Rate Mortgages Trust	2.495%	4/25/34	128	111
[2,4] MBNA Credit Card Master Note Trust		1.580%	10/15/14	50	49
[2,4] MBNA Credit Card Master Note Trust		0.650%	7/15/15	1,365	1,291
[2,4] MBNA Credit Card Master Note Trust		1.130%	11/15/16	660	619
4	Merrill Lynch Mortgage Investors Inc.	1.883%	2/25/33	115	87
4	Merrill Lynch Mortgage Investors Inc.	3.400%	7/25/33	50	48
4	Merrill Lynch Mortgage Trust	4.556%	6/12/43	353	354
4	Merrill Lynch Mortgage Trust	5.723%	6/12/50	900	929
4	Merrill Lynch Mortgage Trust	5.425%	2/12/51	100	101
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	500	511
4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	250	258

4	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	400	409
4	Morgan Stanley Capital I	5.649%	6/11/42	1,850	1,911
4	Morgan Stanley Capital I	4.989%	8/13/42	1,875	1,921
4	Morgan Stanley Capital I	5.374%	3/12/44	570	577
4	Morgan Stanley Capital I	5.623%	12/12/49	400	412
4	Morgan Stanley Capital I	5.090%	10/12/52	475	481
4	Morgan Stanley Mortgage Loan Trust	5.352%	6/25/36	640	543
[2,4] National City Credit Card Master Trust		0.280%	8/15/12	1,200	1,198
[2,4] National City Credit Card Master Trust		0.280%	3/17/14	575	567
2,4,
5 Navistar Financial Dealer Note Master Trust		1.679%	10/26/15	600	603
4	Nissan Auto Lease Trust	3.510%	11/17/14	140	144
4	Nissan Auto Lease Trust	2.070%	1/15/15	1,425	1,445
4	Nissan Auto Lease Trust	2.650%	1/15/15	375	381
4	Nissan Auto Receivables Owner Trust	3.200%	2/15/13	300	308
4	Nissan Auto Receivables Owner Trust	5.000%	9/15/14	1,750	1,834
4	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	470	504
2,4,
5 Nissan Master Owner Trust Receivables		1.380%	1/15/15	3,000	3,006
2,4,Nordstrom Private Label Credit Card Master
5 Note Trust		0.290%	5/15/15	2,530	2,476
2,4,
5 Permanent Master Issuer PLC		1.394%	7/15/42	2,800	2,793
4	PG&E Energy Recovery Funding LLC	4.370%	6/25/14	1,000	1,045
4	Residential Funding Mortgage Securities I	5.818%	8/25/36	990	643
4	Residential Funding Mortgage Securities I	5.955%	9/25/36	376	254
4	Sequoia Mortgage Trust	5.552%	9/20/46	1,215	752
[2,4] Swift Master Auto Receivables Trust		0.330%	6/15/12	300	300
[2,4] Swift Master Auto Receivables Trust		0.880%	10/15/12	200	200
[4,5] Tidewater Auto Receivables Trust		5.920%	5/15/17	670	671
4	Volkswagen Auto Lease Trust	3.410%	4/16/12	1,360	1,397
4	Volkswagen Auto Loan Enhanced Trust	5.470%	3/20/13	2,375	2,490
4	Volkswagen Auto Loan Enhanced Trust	2.140%	8/22/16	820	819
[2,4] Wachovia Bank Commercial Mortgage Trust		5.209%	10/15/44	983	1,027
4	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	700	720
4	Wachovia Bank Commercial Mortgage Trust	5.572%	10/15/48	885	878
4	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	390	403
4	WaMu Mortgage Pass Through Certificates	2.770%	1/25/33	29	27
4	WaMu Mortgage Pass Through Certificates	2.831%	8/25/33	61	57
4	WaMu Mortgage Pass Through Certificates	2.828%	9/25/33	76	69
4	Wells Fargo Home Equity Trust	3.970%	5/25/34	11	11
4	Wells Fargo Mortgage Backed Securities
	Trust	5.530%	10/25/36	1,087	801
4	World Omni Auto Receivables Trust	3.330%	5/15/13	680	699
4	World Omni Auto Receivables Trust	5.120%	5/15/14	410	440
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $203,843)					205,926
Corporate Bonds (71.6%)
Finance (35.9%)
	Banking (25.6%)
5	Abbey National Treasury Services
	PLC/London	3.875%	11/10/14	375	375
	American Express Bank FSB	5.550%	10/17/12	1,025	1,100
	American Express Bank FSB	5.500%	4/16/13	2,400	2,570
	American Express Centurion Bank	5.200%	11/26/10	675	692
	American Express Centurion Bank	5.550%	10/17/12	500	537
	American Express Co.	5.250%	9/12/11	200	210

	American Express Co.	4.875%	7/15/13	120	126
2	American Express Credit Corp.	0.378%	10/4/10	400	399
	American Express Credit Corp.	5.875%	5/2/13	240	260
	American Express Credit Corp.	7.300%	8/20/13	2,655	2,991
5	ANZ National International Ltd.	6.200%	7/19/13	450	497
	Astoria Financial Corp.	5.750%	10/15/12	250	254
5	Australia & New Zealand Banking Group Ltd.	3.700%	1/13/15	1,000	996
[4,5] Banco Mercantil del Norte SA		6.135%	10/13/16	450	445
5	Banco Santander Chile	2.875%	11/13/12	1,925	1,916
	Bank of America Corp.	4.875%	1/15/13	1,515	1,585
	Bank of America Corp.	7.375%	5/15/14	480	540
	Bank of America Corp.	4.500%	4/1/15	2,820	2,841
4	Bank of America Corp.	8.000%	12/29/49	625	634
	Bank of New York Mellon Corp.	4.950%	1/14/11	300	310
	Bank of New York Mellon Corp.	5.125%	11/1/11	100	106
	Bank of New York Mellon Corp.	4.950%	11/1/12	2,550	2,766
	Bank of New York Mellon Corp.	4.500%	4/1/13	1,700	1,818
	Bank of New York Mellon Corp.	5.125%	8/27/13	500	546
	Bank of New York Mellon Corp.	4.950%	3/15/15	825	881
	Bank of Nova Scotia	2.250%	1/22/13	4,500	4,533
	Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	250	267
5	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.600%	1/22/13	5,660	5,662
	Bank One Corp.	5.900%	11/15/11	500	532
	Bank One Corp.	5.250%	1/30/13	350	374
	Barclays Bank PLC	2.500%	1/23/13	9,500	9,513
	Barclays Bank PLC	5.200%	7/10/14	475	507
	Barclays Bank PLC	3.900%	4/7/15	700	701
[4,5] Barclays Bank PLC		7.375%	12/15/49	100	94
	BB&T Corp.	3.100%	7/28/11	125	128
	BB&T Corp.	6.500%	8/1/11	1,375	1,455
	BB&T Corp.	3.850%	7/27/12	2,500	2,606
	BB&T Corp.	3.375%	9/25/13	300	306
	BB&T Corp.	5.700%	4/30/14	775	844
	Bear Stearns Cos. LLC	4.500%	10/28/10	387	395
2	Bear Stearns Cos. LLC	0.479%	1/31/11	110	110
	Bear Stearns Cos. LLC	6.950%	8/10/12	3,133	3,492
	Bear Stearns Cos. LLC	5.700%	11/15/14	200	218
	BNP Paribas	3.250%	3/11/15	1,000	996
	BNP Paribas US Medium-Term Note Program
	LLC	2.125%	12/21/12	1,100	1,115
5	BNP Paribas US Medium-Term Note Program
	LLC	5.125%	1/15/15	620	652
[2,5] BTMU Curacao Holdings NV		0.586%	12/19/16	835	810
	Capital One Bank USA NA	5.750%	9/15/10	100	102
	Capital One Bank USA NA	6.500%	6/13/13	125	137
	Capital One Financial Corp.	4.800%	2/21/12	750	782
	Capital One Financial Corp.	6.250%	11/15/13	200	219
	Capital One Financial Corp.	7.375%	5/23/14	1,350	1,544
[4,5] CBA Capital Trust II		6.024%	3/15/49	450	419
2,5,
6 CBG Florida REIT Corp.		7.114%	2/15/49	560	18
	Charter One Bank NA	5.500%	4/26/11	380	393
	Citigroup Inc.	6.500%	1/18/11	1,200	1,249
	Citigroup Inc.	5.100%	9/29/11	1,400	1,458
	Citigroup Inc.	5.625%	8/27/12	1,725	1,809
	Citigroup Inc.	5.300%	10/17/12	1,435	1,507
	Citigroup Inc.	5.500%	4/11/13	2,260	2,373
	Citigroup Inc.	6.500%	8/19/13	2,355	2,540

	Citigroup Inc.	6.375%	8/12/14	325	347
5	Commonwealth Bank of Australia	2.750%	10/15/12	2,700	2,736
5	Commonwealth Bank of Australia	5.000%	11/6/12	400	425
5	Commonwealth Bank of Australia	3.500%	3/19/15	500	495
	Countrywide Financial Corp.	5.800%	6/7/12	1,000	1,063
[4,5] Credit Agricole SA		6.637%	5/31/49	175	153
[2,5] Credit Agricole SA/London		0.302%	5/28/10	2,125	2,120
	Credit Suisse	3.450%	7/2/12	3,200	3,314
	Credit Suisse	5.000%	5/15/13	850	912
	Credit Suisse USA Inc.	6.125%	11/15/11	11,019	11,829
	Credit Suisse USA Inc.	6.500%	1/15/12	155	168
5	Danske Bank A/S	3.750%	4/1/15	500	498
[2,5] DBS Bank Ltd./Singapore		0.470%	5/16/17	1,190	1,152
	Deutsche Bank AG	5.375%	10/12/12	2,116	2,302
	Deutsche Bank AG	2.375%	1/11/13	8,625	8,649
	Deutsche Bank AG	4.875%	5/20/13	1,200	1,285
	Deutsche Bank AG	3.450%	3/30/15	2,500	2,480
	Fifth Third Bancorp	6.250%	5/1/13	1,885	2,036
4	Goldman Sachs Capital II	5.793%	12/29/49	425	358
2	Goldman Sachs Group Inc.	0.588%	6/28/10	2,045	2,046
	Goldman Sachs Group Inc.	5.700%	9/1/12	850	922
	Goldman Sachs Group Inc.	5.450%	11/1/12	1,050	1,135
	Goldman Sachs Group Inc.	4.750%	7/15/13	500	529
	Goldman Sachs Group Inc.	5.250%	10/15/13	625	672
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,900	2,082
	Goldman Sachs Group Inc.	5.000%	10/1/14	100	105
	Goldman Sachs Group Inc.	5.625%	1/15/17	130	133
	Goldman Sachs Group Inc.	6.150%	4/1/18	500	528
	HSBC Bank PLC	6.950%	3/15/11	850	894
5	ICICI Bank Ltd.	5.750%	1/12/12	200	208
5	ING Bank NV	2.650%	1/14/13	1,200	1,195
	Intesa Sanpaolo	2.375%	12/21/12	3,800	3,837
	JPMorgan Chase & Co.	4.600%	1/17/11	1,800	1,855
	JPMorgan Chase & Co.	6.750%	2/1/11	2,535	2,654
	JPMorgan Chase & Co.	5.600%	6/1/11	375	395
	JPMorgan Chase & Co.	4.850%	6/16/11	900	940
	JPMorgan Chase & Co.	6.625%	3/15/12	1,060	1,155
	JPMorgan Chase & Co.	5.375%	10/1/12	1,140	1,235
	JPMorgan Chase & Co.	5.750%	1/2/13	1,450	1,571
	JPMorgan Chase & Co.	4.750%	5/1/13	2,550	2,721
	JPMorgan Chase & Co.	4.875%	3/15/14	100	104
	JPMorgan Chase & Co.	4.891%	9/1/15	190	190
4	JPMorgan Chase & Co.	7.900%	12/29/49	450	478
	KeyCorp	6.500%	5/14/13	2,450	2,614
[4,5] Lloyds Banking Group PLC		6.267%	11/14/49	475	280
5	Lloyds TSB Bank PLC	4.375%	1/12/15	1,775	1,746
[2,5] Manufacturers & Traders Trust Co.		1.751%	4/1/13	400	390
4	Mellon Capital IV	6.244%	6/29/49	750	698
	Merrill Lynch & Co. Inc.	5.450%	2/5/13	1,975	2,085
	Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,023
	Merrill Lynch & Co. Inc.	5.000%	2/3/14	250	258
	Morgan Stanley	6.750%	4/15/11	4,084	4,313
	Morgan Stanley	5.625%	1/9/12	5,560	5,912
	Morgan Stanley	5.250%	11/2/12	325	346
	Morgan Stanley	5.300%	3/1/13	3,390	3,602
	Morgan Stanley	6.000%	5/13/14	500	539
	Morgan Stanley	4.100%	1/26/15	300	298
	National Australia Bank Ltd.	8.600%	5/19/10	420	424

5	National Australia Bank Ltd.	3.750%	3/2/15	880	884
	National City Bank	6.200%	12/15/11	400	431
	National City Bank	4.625%	5/1/13	170	177
5	Nordea Bank AB	2.500%	11/13/12	2,000	2,006
5	Nordea Bank AB	3.700%	11/13/14	500	503
	North Fork Bancorporation Inc.	5.875%	8/15/12	134	140
	Northern Trust Corp.	5.500%	8/15/13	250	276
	PNC Funding Corp.	5.125%	12/14/10	660	680
	PNC Funding Corp.	5.400%	6/10/14	400	433
	PNC Funding Corp.	3.625%	2/8/15	800	805
5	Rabobank Nederland NV	2.650%	8/17/12	1,025	1,040
5	Rabobank Nederland NV	4.200%	5/13/14	1,010	1,047
	Royal Bank of Canada	2.250%	3/15/13	4,015	4,037
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	740	753
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	165	157
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	645	606
5	Royal Bank of Scotland PLC	4.875%	8/25/14	3,598	3,619
	Royal Bank of Scotland PLC	4.875%	3/16/15	1,000	997
	Santander Financial Issuances Ltd.	6.375%	2/15/11	1,100	1,149
	Santander Holdings USA Inc.	4.800%	9/1/10	170	173
5	Scotland International Finance No 2 BV	7.700%	8/15/10	900	911
[4,5] Societe Generale		5.922%	12/5/49	200	176
2	Sovereign Bank	1.959%	8/1/13	45	45
2	Sovereign Bank	2.071%	4/1/14	315	312
4	State Street Capital Trust III	8.250%	3/15/42	175	180
	State Street Corp.	7.650%	6/15/10	175	177
5	Svenska Handelsbanken AB	4.875%	6/10/14	1,300	1,372
2	UBS AG/Stamford CT	1.352%	2/23/12	3,800	3,816
[2,5] Unicredit Luxembourg Finance SA		0.591%	1/13/17	1,175	1,102
	US Bancorp	2.125%	2/15/13	1,270	1,273
	US Bancorp	4.200%	5/15/14	900	942
	US Bank NA	6.375%	8/1/11	1,905	2,033
	US Bank NA	6.300%	2/4/14	1,500	1,673
4	USB Capital IX	6.189%	4/15/49	1,190	1,011
[4,5] USB Realty Corp.		6.091%	12/15/49	270	219
	Wachovia Bank NA	7.800%	8/18/10	1,000	1,027
	Wachovia Bank NA	4.800%	11/1/14	100	103
	Wachovia Bank NA	4.875%	2/1/15	200	209
	Wachovia Bank NA	5.000%	8/15/15	250	260
4	Wachovia Capital Trust III	5.800%	12/31/49	585	497
	Wachovia Corp.	4.375%	6/1/10	100	101
	Wachovia Corp.	5.350%	3/15/11	700	730
2	Wachovia Corp.	0.381%	10/15/11	1,150	1,145
	Wachovia Corp.	5.300%	10/15/11	450	476
	Wachovia Corp.	5.500%	5/1/13	3,575	3,883
6	Washington Mutual Bank	5.550%	6/16/10	210	97
6	Washington Mutual Bank	6.875%	6/15/11	517	4
	Washington Mutual Finance Corp.	6.875%	5/15/11	150	158
	Wells Fargo & Co.	4.625%	8/9/10	120	122
	Wells Fargo & Co.	5.250%	10/23/12	545	587
	Wells Fargo & Co.	4.375%	1/31/13	250	263
	Wells Fargo & Co.	3.750%	10/1/14	825	836
	Wells Fargo & Co.	3.625%	4/15/15	1,000	999
	Wells Fargo Bank NA	6.450%	2/1/11	1,396	1,461
4	Wells Fargo Capital XV	9.750%	12/29/49	300	336
	Wells Fargo Financial Inc.	5.500%	8/1/12	350	376
	Westpac Banking Corp.	2.250%	11/19/12	8,000	8,056

	Westpac Banking Corp.	4.200%	2/27/15	1,100	1,131

	Brokerage (0.5%)
	BlackRock Inc.	3.500%	12/10/14	740	748
5	Blackstone Holdings Finance Co. LLC	6.625%	8/15/19	300	302
	Charles Schwab Corp.	4.950%	6/1/14	585	626
	Jefferies Group Inc.	5.875%	6/8/14	150	157
	Jefferies Group Inc.	8.500%	7/15/19	220	245
[2,6] Lehman Brothers Holdings E-Capital Trust I		2.998%	8/19/65	210	—
[2,6] Lehman Brothers Holdings Inc.		2.911%	8/21/09	550	124
[2,6] Lehman Brothers Holdings Inc.		2.907%	11/16/09	880	205
[2,6] Lehman Brothers Holdings Inc.		2.951%	5/25/10	445	102
6	Lehman Brothers Holdings Inc.	5.750%	7/18/11	1,600	356
6	Lehman Brothers Holdings Inc.	5.625%	1/24/13	220	52
	Nomura Holdings Inc.	5.000%	3/4/15	800	815
	TD Ameritrade Holding Corp.	2.950%	12/1/12	1,225	1,241

	Finance Companies (3.5%)
	American General Finance Corp.	4.875%	5/15/10	200	200
	American General Finance Corp.	5.200%	12/15/11	290	279
	American General Finance Corp.	4.875%	7/15/12	380	356
	General Electric Capital Corp.	5.500%	4/28/11	575	604
	General Electric Capital Corp.	5.875%	2/15/12	707	760
	General Electric Capital Corp.	4.375%	3/3/12	350	367
	General Electric Capital Corp.	5.000%	4/10/12	740	785
	General Electric Capital Corp.	6.000%	6/15/12	400	433
	General Electric Capital Corp.	3.500%	8/13/12	935	966
7	General Electric Capital Corp.	5.250%	10/19/12	4,413	4,732
	General Electric Capital Corp.	2.800%	1/8/13	1,375	1,393
	General Electric Capital Corp.	5.450%	1/15/13	1,200	1,298
	General Electric Capital Corp.	4.800%	5/1/13	1,683	1,792
	General Electric Capital Corp.	5.900%	5/13/14	360	396
	General Electric Capital Corp.	5.500%	6/4/14	100	108
4	General Electric Capital Corp.	6.375%	11/15/67	375	353
	HSBC Finance Corp.	4.625%	9/15/10	1,070	1,086
	HSBC Finance Corp.	5.250%	1/14/11	2,100	2,161
	HSBC Finance Corp.	6.750%	5/15/11	1,965	2,066
	HSBC Finance Corp.	5.700%	6/1/11	2,500	2,608
	HSBC Finance Corp.	6.375%	10/15/11	2,326	2,475
	HSBC Finance Corp.	7.000%	5/15/12	150	164
	HSBC Finance Corp.	5.900%	6/19/12	2,220	2,388
2	HSBC Finance Corp.	0.607%	9/14/12	200	196
	HSBC Finance Corp.	6.375%	11/27/12	125	137
	HSBC Finance Corp.	5.250%	1/15/14	535	563
2	HSBC Finance Corp.	0.682%	6/1/16	350	327
	International Lease Finance Corp.	4.875%	9/1/10	300	300
	International Lease Finance Corp.	5.125%	11/1/10	250	250
	International Lease Finance Corp.	5.450%	3/24/11	600	600
	International Lease Finance Corp.	5.750%	6/15/11	425	426
	International Lease Finance Corp.	5.300%	5/1/12	500	485
2	SLM Corp.	0.457%	3/15/11	230	224
5	USAA Capital Corp.	3.500%	7/17/14	240	243

	Insurance (5.5%)
	ACE INA Holdings Inc.	5.875%	6/15/14	360	396
	Aetna Inc.	7.875%	3/1/11	115	122
	Aetna Inc.	5.750%	6/15/11	714	749
5	AIG SunAmerica Global Financing VI	6.300%	5/10/11	525	541

	Allstate Corp.	6.200%	5/16/14	540	602
	American International Group Inc.	5.050%	10/1/15	1,070	993
5	ASIF Global Financing XIX	4.900%	1/17/13	750	754
	Axis Capital Holdings Ltd.	5.750%	12/1/14	920	957
	Berkshire Hathaway Finance Corp.	4.000%	4/15/12	3,000	3,157
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	650	696
	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	125	134
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	50	55
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	500	537
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	350	379
	Berkshire Hathaway Inc.	2.125%	2/11/13	2,250	2,267
4	Chubb Corp.	6.375%	3/29/67	80	80
	CNA Financial Corp.	6.000%	8/15/11	205	214
	Coventry Health Care Inc.	5.875%	1/15/12	570	592
	Hartford Financial Services Group Inc.	4.000%	3/30/15	200	199
5	Jackson National Life Global Funding	5.375%	5/8/13	1,050	1,125
5	John Hancock Global Funding II	7.900%	7/2/10	1,000	1,017
[4,5] Liberty Mutual Group Inc.		7.000%	3/15/37	125	105
	Lincoln National Corp.	5.650%	8/27/12	750	797
4	Lincoln National Corp.	6.050%	4/20/67	195	162
	Marsh & McLennan Cos. Inc.	6.250%	3/15/12	230	245
[2,5] MassMutual Global Funding II		0.314%	4/21/11	2,700	2,688
[2,5] MassMutual Global Funding II		0.412%	12/6/13	350	341
[2,5] Merna Reinsurance Ltd.		2.040%	7/7/10	420	417
[2,5] Metropolitan Life Global Funding I		0.410%	5/18/10	1,100	1,098
5	Metropolitan Life Global Funding I	2.875%	9/17/12	2,425	2,456
5	Metropolitan Life Global Funding I	2.500%	1/11/13	500	500
5	Metropolitan Life Global Funding I	5.125%	4/10/13	2,060	2,204
5	Metropolitan Life Global Funding I	5.125%	6/10/14	470	501
5	Monumental Global Funding III	5.250%	1/15/14	235	245
5	New York Life Global Funding	4.625%	8/16/10	220	223
5	New York Life Global Funding	5.250%	10/16/12	220	238
5	New York Life Global Funding	5.375%	9/15/13	300	328
[4,5] Oil Insurance Ltd.		7.558%	6/30/49	300	261
5	Pacific Life Global Funding	5.150%	4/15/13	150	160
5	Pricoa Global Funding I	5.625%	5/24/11	50	52
5	Pricoa Global Funding I	4.625%	6/25/12	70	74
5	Pricoa Global Funding I	5.400%	10/18/12	650	696
5	Pricoa Global Funding I	5.450%	6/11/14	1,010	1,090
	Principal Financial Group Inc.	7.875%	5/15/14	400	455
5	Principal Life Global Funding I	4.400%	10/1/10	200	203
5	Principal Life Global Funding I	6.250%	2/15/12	620	665
5	Principal Life Global Funding I	5.250%	1/15/13	885	944
5	Principal Life Global Funding I	5.125%	10/15/13	360	382
	Principal Life Income Funding Trusts	5.125%	3/1/11	600	621
	Principal Life Income Funding Trusts	5.300%	12/14/12	25	27
	Principal Life Income Funding Trusts	5.300%	4/24/13	340	364
	Prudential Financial Inc.	5.800%	6/15/12	610	656
	Prudential Financial Inc.	3.625%	9/17/12	725	748
	Prudential Financial Inc.	2.750%	1/14/13	1,500	1,502
	Prudential Financial Inc.	5.100%	9/20/14	250	264
	Prudential Financial Inc.	6.200%	1/15/15	150	164
5	TIAA Global Markets Inc.	4.950%	7/15/13	140	152
	Travelers Cos. Inc.	5.375%	6/15/12	250	269
4	Travelers Cos. Inc.	6.250%	3/15/37	350	344
	Travelers Property Casualty Corp.	5.000%	3/15/13	640	691
	UnitedHealth Group Inc.	5.125%	11/15/10	1,862	1,911
	UnitedHealth Group Inc.	5.250%	3/15/11	530	550

	UnitedHealth Group Inc.	5.500%	11/15/12	1,073	1,161
	UnitedHealth Group Inc.	4.875%	2/15/13	593	632
	UnitedHealth Group Inc.	4.875%	4/1/13	755	807
	UnitedHealth Group Inc.	4.750%	2/10/14	100	105
	UnitedHealth Group Inc.	5.000%	8/15/14	110	117
	WellPoint Health Networks Inc.	6.375%	1/15/12	250	270
	WellPoint Inc.	5.000%	1/15/11	300	309
	WellPoint Inc.	6.800%	8/1/12	924	1,023
	WellPoint Inc.	6.000%	2/15/14	955	1,048
	Willis North America Inc.	5.125%	7/15/10	170	172
	Willis North America Inc.	5.625%	7/15/15	625	636
	XL Capital Finance Europe PLC	6.500%	1/15/12	966	1,025
5	Xlliac Global Funding	4.800%	8/10/10	330	329
[4,5] ZFS Finance USA Trust I		5.875%	5/9/32	94	89

	Real Estate Investment Trusts (0.8%)
	Arden Realty LP	5.200%	9/1/11	180	188
	Boston Properties LP	6.250%	1/15/13	268	291
	Brandywine Operating Partnership LP	5.750%	4/1/12	109	113
	Brandywine Operating Partnership LP	5.400%	11/1/14	150	151
	Developers Diversified Realty Corp.	5.250%	4/15/11	170	170
	Duke Realty LP	4.625%	5/15/13	275	278
	Duke Realty LP	6.250%	5/15/13	625	662
	HCP Inc.	6.450%	6/25/12	300	319
	Hospitality Properties Trust	7.875%	8/15/14	200	216
	Kimco Realty Corp.	4.820%	8/15/11	325	333
	Liberty Property LP	6.375%	8/15/12	506	545
	Simon Property Group LP	4.875%	8/15/10	350	355
	Simon Property Group LP	5.300%	5/30/13	872	920
	Simon Property Group LP	6.750%	5/15/14	175	192
5	WCI Finance LLC / WEA Finance LLC	5.400%	10/1/12	900	955
5	WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	600	671
5	WT Finance Aust Pty Ltd. / Westfield Capital /
	WEA Finance LLC	4.375%	11/15/10	450	458
					320,094
Industrial (30.1%)
	Basic Industry (1.5%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	300	313
	Alcoa Inc.	6.000%	7/15/13	1,725	1,834
	ArcelorMittal	5.375%	6/1/13	1,493	1,584
	ArcelorMittal USA Inc.	6.500%	4/15/14	100	108
	Barrick Gold Financeco LLC	6.125%	9/15/13	550	614
	BHP Billiton Finance USA Ltd.	5.125%	3/29/12	500	535
	BHP Billiton Finance USA Ltd.	4.800%	4/15/13	175	188
	BHP Billiton Finance USA Ltd.	5.500%	4/1/14	225	248
	Dow Chemical Co.	4.850%	8/15/12	350	370
	Dow Chemical Co.	7.600%	5/15/14	950	1,087
	Dow Chemical Co.	5.900%	2/15/15	680	737
	International Paper Co.	5.300%	4/1/15	250	264
	International Paper Co.	7.950%	6/15/18	175	204
	PPG Industries Inc.	5.750%	3/15/13	380	412
	Praxair Inc.	1.750%	11/15/12	500	500
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	915	1,002
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	2,425	2,923
	Rohm and Haas Co.	5.600%	3/15/13	470	505
	Sherwin-Williams Co.	3.125%	12/15/14	75	75

Capital Goods (3.7%)
3M Co.	4.500%	11/1/11	500	527
Allied Waste North America Inc.	7.125%	5/15/16	250	272
Allied Waste North America Inc.	6.875%	6/1/17	200	218
5 BAE Systems Holdings Inc.	4.750%	8/15/10	745	754
5 BAE Systems Holdings Inc.	6.400%	12/15/11	500	537
Bemis Co. Inc.	5.650%	8/1/14	700	754
Boeing Capital Corp.	6.100%	3/1/11	450	472
Boeing Capital Corp.	6.500%	2/15/12	1,425	1,558
Boeing Co.	1.875%	11/20/12	500	502
Boeing Co.	3.500%	2/15/15	250	255
Caterpillar Financial Services Corp.	4.300%	6/1/10	20	20
Caterpillar Financial Services Corp.	5.750%	2/15/12	1,500	1,620
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,470	1,563
Caterpillar Financial Services Corp.	2.000%	4/5/13	1,250	1,248
Cooper US Inc.	5.250%	11/15/12	300	324
CRH America Inc.	5.625%	9/30/11	2,209	2,319
CRH America Inc.	6.950%	3/15/12	200	218
CRH America Inc.	5.300%	10/15/13	825	878
Eaton Corp.	5.750%	7/15/12	350	382
Emerson Electric Co.	4.125%	4/15/15	230	241
General Dynamics Corp.	1.800%	7/15/11	225	227
General Dynamics Corp.	5.250%	2/1/14	590	647
General Electric Co.	5.000%	2/1/13	2,875	3,102
Honeywell International Inc.	6.125%	11/1/11	185	200
Honeywell International Inc.	4.250%	3/1/13	75	79
Illinois Tool Works Inc.	5.150%	4/1/14	575	631
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	705	774
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	1,100	1,335
John Deere Capital Corp.	5.400%	10/17/11	600	639
John Deere Capital Corp.	7.000%	3/15/12	2,300	2,546
John Deere Capital Corp.	5.250%	10/1/12	2,000	2,172
John Deere Capital Corp.	4.900%	9/9/13	500	541
John Deere Capital Corp.	2.950%	3/9/15	1,250	1,248
L-3 Communications Corp.	6.125%	1/15/14	100	102
Lafarge SA	6.150%	7/15/11	50	52
2 Martin Marietta Materials Inc.	0.399%	4/30/10	425	425
Northrop Grumman Systems Corp.	7.125%	2/15/11	200	211
Roper Industries Inc.	6.625%	8/15/13	1,175	1,315
5 Siemens Financieringsmaatschappij NV	5.500%	2/16/12	900	966
Textron Financial Corp.	4.600%	5/3/10	181	181
Textron Financial Corp.	5.400%	4/28/13	330	338
Tyco International Finance SA	6.375%	10/15/11	235	252
Tyco International Finance SA	4.125%	10/15/14	150	154
Tyco International Finance SA	8.500%	1/15/19	400	496

Communication (7.4%)
America Movil SAB de CV	5.500%	3/1/14	500	538
American Tower Corp.	4.625%	4/1/15	125	128
AT&T Corp.	7.300%	11/15/11	1,380	1,512
AT&T Inc.	5.875%	2/1/12	750	804
AT&T Inc.	6.700%	11/15/13	1,900	2,170
AT&T Mobility LLC	6.500%	12/15/11	750	813
British Telecommunications PLC	9.125%	12/15/10	2,080	2,194
British Telecommunications PLC	5.150%	1/15/13	1,000	1,056
CBS Corp.	8.200%	5/15/14	500	582
Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	4,750	4,901

Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	450	480
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	2,365	2,738
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	300	328
CenturyTel Inc.	7.875%	8/15/12	750	838
CenturyTel Inc.	5.000%	2/15/15	250	256
Comcast Cable Communications Holdings
Inc.	8.375%	3/15/13	457	531
Comcast Cable Communications LLC	6.750%	1/30/11	500	523
Comcast Corp.	5.450%	11/15/10	775	797
Comcast Corp.	5.500%	3/15/11	640	667
Comcast Corp.	5.300%	1/15/14	1,000	1,078
COX Communications Inc.	6.750%	3/15/11	500	526
COX Communications Inc.	7.125%	10/1/12	1,614	1,806
COX Communications Inc.	4.625%	6/1/13	100	106
COX Communications Inc.	5.450%	12/15/14	500	542
Deutsche Telekom International Finance BV	8.500%	6/15/10	525	533
Deutsche Telekom International Finance BV	5.250%	7/22/13	450	483
Deutsche Telekom International Finance BV	5.875%	8/20/13	885	965
Deutsche Telekom International Finance BV	4.875%	7/8/14	100	105
5 DIRECTV Holdings LLC	3.550%	3/15/15	600	594
5 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	300	313
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	6.375%	6/15/15	1,275	1,321
France Telecom SA	7.750%	3/1/11	2,770	2,938
France Telecom SA	4.375%	7/8/14	1,000	1,060
McGraw-Hill Cos. Inc.	5.375%	11/15/12	290	312
New Cingular Wireless Services Inc.	7.875%	3/1/11	2,000	2,127
New Cingular Wireless Services Inc.	8.125%	5/1/12	2,258	2,550
5 New Communications Holdings Inc.	7.875%	4/15/15	275	282
5 New Communications Holdings Inc.	8.250%	4/15/17	350	354
News America Inc.	5.300%	12/15/14	550	601
4 Nynex Corp.	9.550%	5/1/10	51	51
5 Pearson PLC	7.000%	6/15/11	940	996
Qwest Corp.	7.625%	6/15/15	150	164
Reed Elsevier Capital Inc.	7.750%	1/15/14	200	230
Rogers Communications Inc.	7.250%	12/15/12	1,108	1,255
Rogers Communications Inc.	6.375%	3/1/14	250	277
Telecom Italia Capital SA	6.200%	7/18/11	300	315
Telecom Italia Capital SA	5.250%	11/15/13	1,600	1,678
Telecom Italia Capital SA	6.175%	6/18/14	625	671
Telecom Italia Capital SA	4.950%	9/30/14	400	410
Telefonica Emisiones SAU	5.984%	6/20/11	2,860	3,010
Telefonica Emisiones SAU	5.855%	2/4/13	1,150	1,252
Telefonica Europe BV	7.750%	9/15/10	380	392
Thomson Reuters Corp.	5.950%	7/15/13	1,250	1,381
Thomson Reuters Corp.	5.700%	10/1/14	350	385
Time Warner Cable Inc.	5.400%	7/2/12	1,100	1,179
Time Warner Cable Inc.	6.200%	7/1/13	850	940
Time Warner Cable Inc.	7.500%	4/1/14	475	548
Time Warner Cable Inc.	3.500%	2/1/15	450	450
Verizon Communications Inc.	4.350%	2/15/13	1,100	1,167
Verizon Communications Inc.	5.250%	4/15/13	2,200	2,396
Verizon Communications Inc.	5.500%	2/15/18	475	502
Verizon Global Funding Corp.	7.250%	12/1/10	740	772

	Verizon Global Funding Corp.	6.875%	6/15/12	415	461
	Verizon Global Funding Corp.	7.375%	9/1/12	700	793
5	Vivendi SA	5.750%	4/4/13	450	483
	Vodafone Group PLC	5.500%	6/15/11	1,050	1,102
	Vodafone Group PLC	5.350%	2/27/12	1,340	1,431
	Vodafone Group PLC	5.000%	12/16/13	295	318
	WPP Finance UK	8.000%	9/15/14	550	632

	Consumer Cyclical (3.6%)
5	American Honda Finance Corp.	5.125%	12/15/10	520	533
5	American Honda Finance Corp.	2.375%	3/18/13	600	600
5	American Honda Finance Corp.	4.625%	4/2/13	450	477
5	American Honda Finance Corp.	6.700%	10/1/13	600	677
	Best Buy Co. Inc.	6.750%	7/15/13	225	250
4	CVS Caremark Corp.	6.302%	6/1/37	375	355
[4,5] CVS Pass-Through Trust		6.117%	1/10/13	472	507
	Daimler Finance North America LLC	4.875%	6/15/10	690	695
	Daimler Finance North America LLC	8.000%	6/15/10	110	111
	Daimler Finance North America LLC	5.875%	3/15/11	900	938
	Daimler Finance North America LLC	7.300%	1/15/12	1,050	1,143
	Daimler Finance North America LLC	6.500%	11/15/13	215	238
	Darden Restaurants Inc.	5.625%	10/15/12	250	269
5	Harley-Davidson Funding Corp.	5.000%	12/15/10	200	204
5	Harley-Davidson Funding Corp.	5.250%	12/15/12	625	640
5	Harley-Davidson Funding Corp.	5.750%	12/15/14	250	249
	Historic TW Inc.	9.125%	1/15/13	840	982
	Hyundai Capital Services Inc.	5.625%	1/24/12	285	296
	JC Penney Corp. Inc.	9.000%	8/1/12	510	575
	Johnson Controls Inc.	5.250%	1/15/11	725	749
	K Hovnanian Enterprises Inc.	6.250%	1/15/16	160	123
	Lennar Corp.	5.125%	10/1/10	100	101
	Lowe's Cos. Inc.	8.250%	6/1/10	200	202
	Lowe's Cos. Inc.	5.600%	9/15/12	425	466
	Macy's Retail Holdings Inc.	6.625%	4/1/11	385	401
	Macy's Retail Holdings Inc.	5.350%	3/15/12	525	549
	McDonald's Corp.	4.300%	3/1/13	300	319
	MGM Mirage	6.750%	4/1/13	100	91
5	Nissan Motor Acceptance Corp.	5.625%	3/14/11	800	824
5	Nissan Motor Acceptance Corp.	3.250%	1/30/13	450	454
	Nordstrom Inc.	6.750%	6/1/14	75	85
2	PACCAR Financial Corp.	0.300%	5/17/10	1,575	1,574
	PACCAR Financial Corp.	1.950%	12/17/12	845	845
2	PACCAR Financial Corp.	0.300%	4/5/13	1,275	1,275
	Staples Inc.	7.750%	4/1/11	100	106
	Staples Inc.	7.375%	10/1/12	520	581
	Staples Inc.	9.750%	1/15/14	660	797
	Target Corp.	5.875%	3/1/12	400	433
	Target Corp.	5.125%	1/15/13	220	239
	Time Warner Inc.	6.875%	5/1/12	710	782
	Toyota Motor Credit Corp.	1.900%	12/5/12	2,970	2,934
	Viacom Inc.	4.375%	9/15/14	240	248
5	Volvo Treasury AB	5.950%	4/1/15	100	102
	Wal-Mart Stores Inc.	4.250%	4/15/13	1,325	1,413
	Wal-Mart Stores Inc.	3.200%	5/15/14	425	435
	Wal-Mart Stores Inc.	2.875%	4/1/15	140	140
	Walgreen Co.	4.875%	8/1/13	1,400	1,515
2	Walt Disney Co.	0.321%	7/16/10	450	450
	Walt Disney Co.	5.700%	7/15/11	85	90

Walt Disney Co.	6.375%	3/1/12	35	38
Walt Disney Co.	4.500%	12/15/13	1,357	1,458
Western Union Co.	5.400%	11/17/11	1,335	1,428
Western Union Co.	6.500%	2/26/14	665	747
Yum! Brands Inc.	8.875%	4/15/11	200	215

Consumer Noncyclical (6.4%)
Abbott Laboratories	3.750%	3/15/11	150	155
Abbott Laboratories	5.600%	5/15/11	380	401
Abbott Laboratories	5.150%	11/30/12	1,150	1,255
Altria Group Inc.	8.500%	11/10/13	1,850	2,161
AmerisourceBergen Corp.	5.625%	9/15/12	260	280
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	800	820
5 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	2,500	2,508
5 Anheuser-Busch InBev Worldwide Inc.	7.200%	1/15/14	1,400	1,607
5 Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	300	326
AstraZeneca PLC	5.400%	9/15/12	350	382
AstraZeneca PLC	5.400%	6/1/14	240	264
Avon Products Inc.	5.625%	3/1/14	825	903
Baxter FinCo BV	4.750%	10/15/10	440	450
Baxter International Inc.	1.800%	3/15/13	350	349
Biogen Idec Inc.	6.000%	3/1/13	895	967
Boston Scientific Corp.	4.500%	1/15/15	900	862
Bottling Group LLC	6.950%	3/15/14	150	173
Bristol-Myers Squibb Co.	5.250%	8/15/13	130	143
Cardinal Health Inc.	5.500%	6/15/13	100	107
CareFusion Corp.	4.125%	8/1/12	120	125
CareFusion Corp.	5.125%	8/1/14	360	382
5 Cargill Inc.	6.375%	6/1/12	100	109
5 Cargill Inc.	5.200%	1/22/13	950	1,017
Clorox Co.	5.000%	3/1/13	75	81
5 Coca-Cola Amatil Ltd.	3.250%	11/2/14	160	160
Coca-Cola Co.	3.625%	3/15/14	500	520
Coca-Cola Enterprises Inc.	5.000%	8/15/13	500	545
Coca-Cola Enterprises Inc.	7.375%	3/3/14	350	409
Coca-Cola Enterprises Inc.	4.250%	3/1/15	100	106
Covidien International Finance SA	5.150%	10/15/10	420	429
Covidien International Finance SA	5.450%	10/15/12	150	164
Delhaize Group SA	5.875%	2/1/14	50	55
Diageo Capital PLC	5.200%	1/30/13	150	162
Diageo Finance BV	5.500%	4/1/13	250	272
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	250	251
Express Scripts Inc.	5.250%	6/15/12	1,000	1,064
General Mills Inc.	5.650%	9/10/12	320	350
General Mills Inc.	5.250%	8/15/13	400	437
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	780	844
Hasbro Inc.	6.125%	5/15/14	200	219
Hershey Co.	5.300%	9/1/11	125	132
HJ Heinz Co.	5.350%	7/15/13	175	190
Hormel Foods Corp.	6.625%	6/1/11	100	106
Hospira Inc.	5.900%	6/15/14	150	163
Kellogg Co.	5.125%	12/3/12	230	251
Kellogg Co.	4.250%	3/6/13	350	370
Koninklijke Philips Electronics NV	4.625%	3/11/13	335	357
Kraft Foods Inc.	5.625%	8/11/10	300	305
Kraft Foods Inc.	5.625%	11/1/11	600	637
Kraft Foods Inc.	6.250%	6/1/12	500	546
Kraft Foods Inc.	2.625%	5/8/13	1,750	1,768

Kraft Foods Inc.	6.750%	2/19/14	400	450
Kroger Co.	6.750%	4/15/12	300	329
Kroger Co.	6.200%	6/15/12	315	343
Kroger Co.	5.000%	4/15/13	775	832
Kroger Co.	7.500%	1/15/14	375	433
Life Technologies Corp.	4.400%	3/1/15	400	405
McKesson Corp.	6.500%	2/15/14	220	246
5 Mead Johnson Nutrition Co.	3.500%	11/1/14	400	400
Medco Health Solutions Inc.	6.125%	3/15/13	700	765
Medco Health Solutions Inc.	7.250%	8/15/13	500	567
Medtronic Inc.	4.375%	9/15/10	200	203
Medtronic Inc.	4.500%	3/15/14	250	267
Medtronic Inc.	3.000%	3/15/15	1,000	995
Merck & Co. Inc.	1.875%	6/30/11	1,100	1,113
Molson Coors Capital Finance ULC	4.850%	9/22/10	150	153
Novartis Capital Corp.	1.900%	4/24/13	3,750	3,745
Novartis Capital Corp.	4.125%	2/10/14	500	529
PepsiAmericas Inc.	5.625%	5/31/11	110	116
PepsiAmericas Inc.	4.375%	2/15/14	375	397
PepsiCo Inc.	4.650%	2/15/13	670	722
Pfizer Inc.	4.450%	3/15/12	3,480	3,691
Pfizer Inc.	5.350%	3/15/15	1,125	1,238
Philip Morris International Inc.	4.875%	5/16/13	300	323
Philip Morris International Inc.	6.875%	3/17/14	315	362
Procter & Gamble Co.	4.600%	1/15/14	300	322
Procter & Gamble International Funding SCA	1.350%	8/26/11	500	503
Reynolds American Inc.	7.250%	6/1/13	200	221
Reynolds American Inc.	7.625%	6/1/16	75	84
5 Roche Holdings Inc.	4.500%	3/1/12	1,400	1,483
5 Roche Holdings Inc.	5.000%	3/1/14	100	108
5 SABMiller PLC	6.200%	7/1/11	1,125	1,184
5 SABMiller PLC	5.500%	8/15/13	218	236
Safeway Inc.	4.950%	8/16/10	325	330
Safeway Inc.	6.250%	3/15/14	250	278
St. Jude Medical Inc.	2.200%	9/15/13	1,250	1,247
St. Jude Medical Inc.	3.750%	7/15/14	500	514
Stryker Corp.	3.000%	1/15/15	400	400
Sysco Corp.	4.200%	2/12/13	220	233
5 Thermo Fisher Scientific Inc.	2.150%	12/28/12	450	448
Unilever Capital Corp.	3.650%	2/15/14	600	623
Whirlpool Corp.	5.500%	3/1/13	925	978
Wyeth	5.500%	3/15/13	1,610	1,768
Wyeth	5.500%	2/1/14	775	854

Energy (3.1%)
Anadarko Petroleum Corp.	5.750%	6/15/14	800	867
BP Capital Markets PLC	3.125%	3/10/12	150	156
BP Capital Markets PLC	5.250%	11/7/13	566	624
BP Capital Markets PLC	3.625%	5/8/14	1,250	1,296
BP Capital Markets PLC	3.875%	3/10/15	160	166
Burlington Resources Finance Co.	6.500%	12/1/11	50	54
Canadian Natural Resources Ltd.	6.700%	7/15/11	200	214
Canadian Natural Resources Ltd.	5.150%	2/1/13	330	354
5 Cenovus Energy Inc.	4.500%	9/15/14	575	599
Chevron Corp.	3.450%	3/3/12	1,325	1,384
Conoco Funding Co.	6.350%	10/15/11	1,854	1,998
ConocoPhillips	8.750%	5/25/10	655	662
ConocoPhillips	9.375%	2/15/11	350	376

ConocoPhillips	4.400%	5/15/13	350	372
ConocoPhillips	4.750%	2/1/14	1,850	1,992
ConocoPhillips Australia Funding Co.	5.500%	4/15/13	20	22
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	35	38
Devon Energy Corp.	5.625%	1/15/14	150	164
Devon Financing Corp. ULC	6.875%	9/30/11	890	962
EnCana Corp.	4.750%	10/15/13	375	402
EOG Resources Inc.	6.125%	10/1/13	275	308
Husky Energy Inc.	5.900%	6/15/14	676	739
Kerr-McGee Corp.	6.875%	9/15/11	925	1,000
Marathon Oil Corp.	6.125%	3/15/12	570	615
Shell International Finance BV	1.875%	3/25/13	4,000	3,989
Shell International Finance BV	4.000%	3/21/14	2,596	2,730
5 Statoil ASA	5.125%	4/30/14	250	271
Transocean Inc.	5.250%	3/15/13	425	458
Valero Energy Corp.	6.875%	4/15/12	600	652
Valero Energy Corp.	4.500%	2/1/15	375	375
Weatherford International Inc.	5.950%	6/15/12	275	297
Weatherford International Ltd.	5.150%	3/15/13	525	559
5 Woodside Finance Ltd.	8.125%	3/1/14	225	259
XTO Energy Inc.	5.000%	8/1/10	700	710
XTO Energy Inc.	5.900%	8/1/12	650	714
XTO Energy Inc.	4.625%	6/15/13	365	393
XTO Energy Inc.	4.900%	2/1/14	275	298

Technology (3.3%)
Adobe Systems Inc.	3.250%	2/1/15	375	375
Agilent Technologies Inc.	4.450%	9/14/12	1,500	1,573
Agilent Technologies Inc.	6.500%	11/1/17	200	217
CA Inc.	6.125%	12/1/14	500	546
Cisco Systems Inc.	5.250%	2/22/11	2,475	2,578
Computer Sciences Corp.	5.500%	3/15/13	1,000	1,073
Dell Inc.	3.375%	6/15/12	425	442
Dell Inc.	4.700%	4/15/13	985	1,059
Dun & Bradstreet Corp.	6.000%	4/1/13	600	648
Electronic Data Systems LLC	6.000%	8/1/13	1,400	1,564
Fiserv Inc.	6.125%	11/20/12	1,260	1,373
2 Hewlett-Packard Co.	0.317%	6/15/10	525	525
Hewlett-Packard Co.	2.250%	5/27/11	750	762
Hewlett-Packard Co.	2.950%	8/15/12	250	259
Hewlett-Packard Co.	4.500%	3/1/13	1,400	1,500
Hewlett-Packard Co.	6.125%	3/1/14	180	203
Hewlett-Packard Co.	4.750%	6/2/14	1,571	1,695
IBM International Group Capital LLC	5.050%	10/22/12	1,525	1,656
International Business Machines Corp.	4.950%	3/22/11	850	886
International Business Machines Corp.	4.750%	11/29/12	350	378
International Business Machines Corp.	2.100%	5/6/13	1,500	1,510
Intuit Inc.	5.400%	3/15/12	200	212
Lexmark International Inc.	5.900%	6/1/13	500	532
Microsoft Corp.	2.950%	6/1/14	500	509
2 Oracle Corp.	0.310%	5/14/10	2,100	2,100
Oracle Corp.	5.000%	1/15/11	560	580
Oracle Corp.	4.950%	4/15/13	487	530
Oracle Corp.	3.750%	7/8/14	375	391
Pitney Bowes Inc.	4.875%	8/15/14	500	534
Pitney Bowes Inc.	5.000%	3/15/15	225	240
Xerox Corp.	6.875%	8/15/11	1,050	1,119
Xerox Corp.	5.650%	5/15/13	600	644

	Xerox Corp.	4.250%	2/15/15	750	760

	Transportation (1.1%)
	American Airlines Pass Through Trust 2001-
	01	6.817%	5/23/11	179	180
	American Airlines Pass Through Trust 2001-
	02	7.858%	10/1/11	360	370
4	American Airlines Pass Through Trust 2003-
	01	3.857%	7/9/10	140	140
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	100	109
	Canadian National Railway Co.	6.375%	10/15/11	170	183
4	Continental Airlines Inc.	6.900%	1/2/18	68	69
4	Continental Airlines Inc.	9.798%	4/1/21	166	153
	CSX Corp.	6.750%	3/15/11	660	694
	CSX Corp.	5.500%	8/1/13	250	271
	CSX Corp.	6.250%	4/1/15	132	147
	Delta Air Lines Inc.	7.570%	11/18/10	1,693	1,735
4	Delta Air Lines Inc.	5.869%	3/18/11	61	62
	Delta Air Lines Inc.	7.111%	9/18/11	740	773
	Delta Air Lines Inc.	6.417%	7/2/12	310	309
4	Delta Air Lines Inc.	8.021%	8/10/22	102	93
5	ERAC USA Finance LLC	8.000%	1/15/11	200	210
5	ERAC USA Finance LLC	5.800%	10/15/12	400	434
5	ERAC USA Finance LLC	5.600%	5/1/15	176	190
	Greenbrier Cos. Inc.	8.375%	5/15/15	125	114
[2,4] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.632%	12/15/13	277	243
2	JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.677%	3/15/14	625	527
2	JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.700%	11/15/16	440	330
	Norfolk Southern Corp.	8.625%	5/15/10	230	232
	Norfolk Southern Corp.	6.750%	2/15/11	370	389
	Ryder System Inc.	6.000%	3/1/13	850	915
5	Southwest Airlines Co.	10.500%	12/15/11	625	700
	Union Pacific Corp.	3.625%	6/1/10	420	422
	Union Pacific Corp.	5.450%	1/31/13	100	109
					268,061
Utilities (5.6%)
	Electric (4.4%)
	Alabama Power Co.	4.850%	12/15/12	160	173
	Ameren Corp.	8.875%	5/15/14	650	752
	American Water Capital Corp.	6.085%	10/15/17	675	721
	Appalachian Power Co.	5.550%	4/1/11	500	519
	Appalachian Power Co.	5.650%	8/15/12	380	410
	Carolina Power & Light Co.	6.500%	7/15/12	620	683
	Carolina Power & Light Co.	5.125%	9/15/13	190	207
2	CMS Energy Corp.	1.201%	1/15/13	300	286
	Commonwealth Edison Co.	5.400%	12/15/11	350	373
	Commonwealth Edison Co.	6.150%	3/15/12	695	755
	Consolidated Edison Co. of New York Inc.	8.125%	5/1/10	130	131
	Consumers Energy Co.	4.000%	5/15/10	1,720	1,726
	Consumers Energy Co.	5.375%	4/15/13	772	835
	Dominion Resources Inc.	5.700%	9/17/12	310	336
4	Dominion Resources Inc.	6.300%	9/30/66	940	890
	DPL Inc.	6.875%	9/1/11	1,200	1,284
	Duke Energy Corp.	3.350%	4/1/15	500	497

	Duke Energy Ohio Inc.	2.100%	6/15/13	750	752
5	EDP Finance BV	5.375%	11/2/12	1,750	1,870
5	Enel Finance International SA	3.875%	10/7/14	1,050	1,063
	Entergy Arkansas Inc.	5.400%	8/1/13	1,040	1,140
	FirstEnergy Corp.	6.450%	11/15/11	11	12
	Florida Power Corp.	6.650%	7/15/11	100	107
	Florida Power Corp.	4.800%	3/1/13	180	192
[4,5] FPL Energy Marcus Hook LP		7.590%	7/10/18	444	492
2	FPL Group Capital Inc.	1.138%	6/17/11	550	554
2	FPL Group Capital Inc.	0.650%	11/9/12	1,750	1,747
4	FPL Group Capital Inc.	6.350%	10/1/66	205	193
2	Georgia Power Co.	0.577%	3/15/13	750	752
[4,5] GWF Energy LLC		6.131%	12/30/11	79	80
5	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	250	251
5	International Transmission Co.	4.450%	7/15/13	200	212
5	Israel Electric Corp. Ltd.	7.250%	1/15/19	50	53
	MidAmerican Energy Co.	5.650%	7/15/12	750	812
	Midamerican Energy Holdings Co.	3.150%	7/15/12	860	884
	National Rural Utilities Cooperative Finance
	Corp.	7.250%	3/1/12	700	770
	National Rural Utilities Cooperative Finance
	Corp.	2.625%	9/16/12	660	674
	National Rural Utilities Cooperative Finance
	Corp.	5.500%	7/1/13	800	878
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	100	107
	Nevada Power Co.	8.250%	6/1/11	200	215
	Nevada Power Co.	6.500%	4/15/12	200	216
	Nevada Power Co.	5.875%	1/15/15	290	317
5	Niagara Mohawk Power Corp.	3.553%	10/1/14	120	121
	Northeast Utilities	7.250%	4/1/12	345	375
	Northeast Utilities	5.650%	6/1/13	550	588
	Northern States Power Co./MN	4.750%	8/1/10	200	202
	Northern States Power Co./MN	8.000%	8/28/12	525	603
	NSTAR Electric Co.	4.875%	10/15/12	130	141
	Ohio Power Co.	5.300%	11/1/10	370	379
	Oncor Electric Delivery Co. LLC	6.375%	5/1/12	740	800
	Oncor Electric Delivery Co. LLC	5.950%	9/1/13	870	952
	Pacific Gas & Electric Co.	4.200%	3/1/11	725	746
	Pacific Gas & Electric Co.	6.250%	12/1/13	300	339
	Pacific Gas & Electric Co.	5.750%	4/1/14	1,000	1,092
	Peco Energy Co.	5.950%	11/1/11	300	322
	Peco Energy Co.	5.600%	10/15/13	200	220
	Peco Energy Co.	5.000%	10/1/14	120	130
2	Pepco Holdings Inc.	0.877%	6/1/10	250	250
4	PPL Capital Funding Inc.	6.700%	3/30/67	450	397
	PPL Electric Utilities Corp.	7.125%	11/30/13	120	139
	PPL Energy Supply LLC	5.400%	8/15/14	200	210
	Progress Energy Inc.	7.100%	3/1/11	80	84
	Progress Energy Inc.	6.850%	4/15/12	800	875
	Progress Energy Inc.	6.050%	3/15/14	250	275
5	PSEG Power LLC	2.500%	4/15/13	475	476
	PSEG Power LLC	5.000%	4/1/14	250	259
	Public Service Co. of Colorado	7.875%	10/1/12	200	229
	Public Service Electric & Gas Co.	5.125%	9/1/12	155	168
	Public Service Electric & Gas Co.	5.000%	8/15/14	250	268
	Sierra Pacific Power Co.	5.450%	9/1/13	240	258
	Southern California Edison Co.	5.750%	3/15/14	300	335

2	Southern Co.	0.649%	10/21/11	800	804
	Southern Co.	4.150%	5/15/14	100	105
	Tampa Electric Co.	6.875%	6/15/12	470	515
	Tampa Electric Co.	6.375%	8/15/12	167	182
5	Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	400	400
	Wisconsin Electric Power Co.	6.000%	4/1/14	150	167
	Wisconsin Energy Corp.	6.500%	4/1/11	850	897

	Natural Gas (1.2%)
	AGL Capital Corp.	7.125%	1/14/11	100	105
4	Enbridge Energy Partners LP	8.050%	10/1/37	105	104
	Energy Transfer Partners LP	5.650%	8/1/12	270	290
	Energy Transfer Partners LP	6.000%	7/1/13	440	476
	Enterprise Products Operating LLC	7.500%	2/1/11	600	630
	Enterprise Products Operating LLC	4.600%	8/1/12	500	528
	Enterprise Products Operating LLC	5.650%	4/1/13	775	838
	Enterprise Products Operating LLC	5.900%	4/15/13	880	956
	Enterprise Products Operating LLC	9.750%	1/31/14	650	789
4	Enterprise Products Operating LLC	8.375%	8/1/66	450	457
5	Gulf South Pipeline Co. LP	5.750%	8/15/12	520	559
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	100	106
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	400	434
	Magellan Midstream Partners LP	6.450%	6/1/14	100	111
5	NGPL PipeCo LLC	6.514%	12/15/12	900	988
	ONEOK Partners LP	8.875%	6/15/10	200	203
	ONEOK Partners LP	5.900%	4/1/12	400	428
	Plains All American Pipeline LP / PAA
	Finance Corp.	4.250%	9/1/12	360	376
5	Rockies Express Pipeline LLC	6.250%	7/15/13	525	574
5	Rockies Express Pipeline LLC	3.900%	4/15/15	150	149
4	Southern Union Co.	7.200%	11/1/66	400	372
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	175	165
5	Williams Partners LP	3.800%	2/15/15	600	599
					49,461
Total Corporate Bonds (Cost $625,915)					637,616
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
5	Emirate of Abu Dhabi	5.500%	4/8/14	80	87
	Export-Import Bank of Korea	5.500%	10/17/12	400	425
5	Gaz Capital SA for Gazprom	6.212%	11/22/16	250	257
5	Hana Bank	6.500%	4/9/12	120	128
5	Industrial Bank of Korea	7.125%	4/23/14	150	167
	Korea Development Bank	5.300%	1/17/13	450	471
5	MDC-GMTN B.V.	5.750%	5/6/14	400	426
	Petrobras International Finance Co.	9.125%	7/2/13	125	148
[4,5] Petroleum Co. of Trinidad & Tobago Ltd.		6.000%	5/8/22	150	141
5	Petronas Capital Ltd.	7.000%	5/22/12	100	110
[4,5] PF Export Receivables Master Trust		3.748%	6/1/13	122	120
[4,5] PF Export Receivables Master Trust		6.436%	6/1/15	241	253
5	Qatar Government International Bond	5.150%	4/9/14	100	107
5	Qatar Government International Bond	4.000%	1/20/15	200	204
[4,5] Qatar Petroleum		5.579%	5/30/11	167	172
[4,5] Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	300	307
5	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	175	188
5	TDIC Finance Ltd.	6.500%	7/2/14	400	426
5	TransCapitalInvest Ltd. for OJSC AK
	Transneft	5.670%	3/5/14	575	603
Total Sovereign Bonds (Cost $4,508)					4,740

Taxable Municipal Bonds (0.4%)
Duke University	4.200%	4/1/14	180	190
Florida Hurricane Catastrophe Fund Finance
Corp. Rev.	1.010%	10/15/12	1,090	1,043
Howard Hughes Medical Institute	3.450%	9/1/14	150	155
Illinois GO	2.766%	1/1/12	1,000	1,009
Illinois GO	4.071%	1/1/14	1,000	1,011
New York City NY IDA Special Fac. Rev.
(American Airlines Inc. J.F.K International
Project)	7.500%	8/1/16	75	75
Total Taxable Municipal Bonds (Cost $3,492)				3,483
Tax-Exempt Municipal Bonds (0.1%)
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.280%	8/1/37 LOC	240	240
California Housing Finance Agency Multifamily
Housing Rev. VRDO	0.280%	2/1/37 LOC	600	600
Total Tax-Exempt Municipal Bonds (Cost $840)				840
			Shares
Convertible Preferred Stock (0.0%)
6 Lehman Brothers Holdings Inc. Pfd. (Cost $700)	7.250%		700	2
Preferred Stocks (0.3%)
Southern California Edison Co. Pfd.	5.349%		19,112	1,909
Goldman Sachs Group Inc. Pfd.	6.050%		19,800	441
Santander Finance Preferred SA Unipersonal
Pfd.	6.800%		7,084	200
Aspen Insurance Holdings Ltd. Pfd.	7.401%		5,950	138
Federal National Mortgage Assn. Pfd.	5.948%		21,600	18
Total Preferred Stocks (Cost $3,270)				2,706
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
8 Vanguard Market Liquidity Fund (Cost
$9,421)	0.183%	9,420,900		9,421
Total Investments (99.1%) (Cost $869,297)				882,293
Other Assets and Liabilities-Net (0.9%)				8,206
Net Assets (100%)				890,499

1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 Adjustable-rate security.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $129,770,000, representing 14.6% of net assets.
6 Non-income-producing security--security in default.
7 Securities with a value of $858,000 have been segregated as initial margin for open futures contracts.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
2-Year United States Treasury Note	June 2010	257	55,757	(10)
5-Year United States Treasury Note	June 2010	(405)	46,512	200
10-Year United States Treasury Note	June 2010	(30)	3,488	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific bond issuer. The portfolio has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The portfolio has also entered into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the portfolio receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the portfolio agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the portfolio invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2010, the portfolio had the following open swap contracts:

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid) (%)	($000)
Credit Protection Sold/Moody’s Rating
Bank of America
Corporation/A2	3/20/15	DBAG	280	6	1.00	4
Burlington Northern/Baa1	6/20/12	DBAG	400	—	0.40	—
Johnson & Johnson/Aaa	9/20/12	GSCM	410	—	0.07	(2)
Johnson & Johnson/Aaa	9/20/12	UBSAG	160	—	0.08	(1)

MetLife Inc./A2	3/20/15	DBAG	300	18	1.00	5
Credit Protection Purchased
AT&T Inc.	6/20/13	GSCM	300	—	(1.04)	(4)
Bank of America Corporation	12/20/14	DBAG	340	(4)	(1.00)	(2)
Bank of America Corporation	12/20/14	BARC	340	(4)	(1.00)	(1)
Bank of America Corporation	12/20/14	BARC	300	(3)	(1.00)	(1)
Citigroup Inc.	6/20/14	BOANA	1,120	(48)	(5.00)	(198)
Merrill Lynch	9/20/13	BOANA	300	—	(2.90)	(16)
Wells Fargo	3/20/15	GSCM	280	(2)	(1.00)	(4)
						(220)

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
UBSAG—UBS AG.

Interest Rate Swaps
Termination	Counterparty[1]	Notional	Fixed Interest	Floating Interest Rate	Unrealized
Date		Amount	Rate Received	Received (Paid)	(Depreciation)
		($000)	(Paid)(%)	(%)	($000)
5/18/10	BARC	1,100	2.55	(0.25) [2]	3
8/15/10	JPMC	12,000	4.04	(0.25) [2]	160
9/30/10	BARC	2,273	3.44	(0.29) [2]	34
11/6/10	BARC	1,104	1.35	(0.23) [3]	6
11/6/10	BARC	1,029	1.35	(0.23) [3]	6
11/6/10	GSCM	1,544	1.36	(0.23) [3]	9
11/6/10	WFC	289	1.36	(0.23) [3]	2
11/15/10	WFC	700	1.08	(0.23) [3]	3
11/15/10	WFC	650	0.99	(0.23) [3]	3
11/15/10	GSCM	70	0.63	(0.23) [3]	-
12/15/10	WFC	450	1.02	(0.23) [3]	2
1/18/11	BOANA	170	0.74	(0.24) [3]	1
3/15/11	BARC	230	0.55	(0.28) [2]	-
4/15/11	BOANA	600	1.05	(0.23) [3]	3
5/15/11	BARC	75	0.60	(0.23) [3]	-
5/16/11	BOANA	100	0.94	(0.23) [3]	1
5/16/11	WFC	80	0.98	(0.23) [3]	-
6/15/11	GSCM	175	1.32	(0.23) [3]	1
6/15/11	WFC	25	1.32	(0.23) [3]	-
7/15/11	JPMC	375	1.29	(0.23) [3]	3
7/15/11	WFC	400	1.32	(0.23) [3]	3

7/15/11	BARC	2,500	1.20	(0.23) [3]	17
7/15/11	GSCM	400	1.30	(0.23) [3]	3
7/15/11	WFC	200	1.30	(0.23) [3]	2
7/15/11	GSCM	80	1.09	(0.23) [3]	1
7/15/11	BOANA	275	1.09	(0.23) [3]	1
8/15/11	GSCM	100	1.09	(0.23) [3]	-
8/15/11	BOANA	350	0.83	(0.23) [3]	1
8/15/11	WFC	400	0.74	(0.23) [3]	-
9/15/11	WFC	150	1.41	(0.23) [3]	1
9/15/11	BARC	385	1.40	(0.23) [3]	3
9/15/11	BOANA	700	0.84	(0.23) [3]	1
10/6/11	WFC	1,328	1.72	(0.23) [3]	18
10/6/11	BARC	1,808	1.72	(0.23) [3]	24
10/15/11	WFC	125	1.51	(0.23) [3]	1
10/15/11	WFC	600	0.93	(0.24) [2]	1
10/21/11	WFC	800	1.34	(0.25) [2]	6
11/15/11	GSCM	289	1.36	(0.23) [3]	2
11/15/11	WFC	350	1.48	(0.23) [3]	3
11/15/11	WFC	30	1.50	(0.23) [3]	-
12/6/11	WFC	4,173	2.02	(0.25) [2]	73
1/15/12	WFC	250	1.38	(0.23) [3]	2
1/15/12	WFC	300	1.23	(0.23) [3]	1
1/15/12	WFC	500	1.15	(0.23) [3]	1
1/15/12	WFC	110	1.08	(0.23) [3]	-
1/15/12	WFC	10	1.05	(0.23) [3]	-
1/15/12	WFC	300	1.06	(0.23) [3]	-
2/6/12	WFC	1,500	1.49	(0.23) [3]	13
2/15/12	BOANA	1,000	1.77	(0.23) [3]	13
2/23/12	GSCM	3,800	1.21	(0.25) [2]	8
3/6/12	GSCM	1,350	1.50	(0.23) [3]	11
4/15/12	GSCM	230	1.54	(0.23) [3]	2
4/15/12	WFC	300	1.54	(0.23) [3]	2
5/15/12	GSCM	1,300	1.90	(0.23) [3]	19
5/15/12	BOANA	50	1.35	(0.23) [3]	-
5/15/12	WFC	720	1.26	(0.23) [3]	1
6/15/12	BARC	80	1.68	(0.23) [3]	1
6/15/12	BARC	400	1.61	(0.23) [3]	3
6/15/12	WFC	1,300	1.57	(0.23) [3]	9
6/15/12	WFC	2,000	1.45	(0.23) [3]	9
6/15/12	JPMC	70	1.35	(0.23) [3]	-
7/15/12	GSCM	1,000	1.73	(0.23) [3]	10

7/15/12	BARC	900	1.68	(0.23) [3]	8
7/15/12	WFC	90	1.45	(0.23) [3]	-
7/15/12	WFC	220	1.45	(0.23) [3]	1
7/15/12	JPMC	655	1.37	(0.23) [3]	1
7/16/12	WFC	80	1.59	(0.23) [3]	1
8/15/12	WFC	2,050	1.85	(0.23) [3]	24
8/20/12	WFC	700	1.77	(0.24) [3]	7
9/6/12	GSCM	1,445	2.07	(0.23) [3]	24
9/6/12	BOANA	2,045	2.07	(0.23) [3]	33
9/15/12	GSCM	1,700	1.86	(0.23) [3]	19
9/15/12	WFC	1,175	1.76	(0.23) [3]	10
10/15/12	WFC	130	1.80	(0.23) [3]	1
10/15/12	BOANA	600	1.75	(0.23) [3]	4
10/20/12	BARC	500	1.76	(0.24) [3]	4
10/20/12	BARC	1,100	2.04	(0.24) [3]	16
10/22/12	BOANA	300	2.45	(0.24) [3]	7
11/9/12	WFC	1,750	1.86	(0.25) [2]	13
11/15/12	WFC	175	1.90	(0.23) [3]	2
11/15/12	BARC	300	1.95	(0.23) [3]	3
11/15/12	WFC	250	1.81	(0.23) [3]	2
11/15/12	WFC	40	1.56	(0.23) [3]	-
12/6/12	BARC	1,900	2.33	(0.25) [2]	36
12/6/12	BARC	200	1.93	(0.25) [2]	2
12/15/12	BOANA	2,490	2.21	(0.26) [2]	39
12/15/12	WFC	1,100	1.82	(0.23) [3]	8
12/15/12	WFC	1,000	1.76	(0.23) [3]	5
12/15/12	WFC	2,280	1.72	(0.23) [3]	10
12/15/12	GSCM	2,250	1.60	(0.26) [2]	(2)
12/17/12	BOANA	2,000	2.03	(0.23) [3]	25
12/17/12	WFC	400	2.26	(0.26) [2]	7
12/17/12	WFC	500	1.99	(0.26) [2]	5
1/15/13	WFC	2,800	1.77	(0.24) [2]	8
1/15/13	WFC	3,000	1.72	(0.23) [3]	10
1/15/13	JPMC	300	1.63	(0.23) [2]	-
2/15/13	WFC	100	1.96	(0.23) [3]	1
2/15/13	WFC	700	1.71	(0.23) [3]	1
2/15/13	WFC	45	1.89	(0.23) [3]	-
2/15/13	WFC	620	1.73	(0.23) [3]	1
2/20/13	WFC	580	1.93	(0.24) [3]	4
3/15/13	WFC	55	2.10	(0.23) [3]	1
3/15/13	WFC	200	2.17	(0.23) [3]	3

3/15/13	BARC	250	2.38	(0.23) [3]	5
3/15/13	WFC	100	1.85	(0.23) [3]	1
3/15/13	JPMC	2,300	1.74	(0.23) [3]	3
3/15/13	WFC	750	1.71	(0.25) [2]	(1)
4/5/13	GSCM	1,275	1.77	(0.25) [3]	1
6/15/13	GSCM	225	2.35	(0.23) [3]	4
7/15/13	BARC	100	2.53	(0.23) [3]	2
7/15/13	BOANA	1,400	2.19	(0.23) [3]	14
9/15/13	WFC	1,000	2.33	(0.26) [2]	10
9/16/13	GSCM	400	2.29	(0.26) [2]	3
11/15/13	WFC	90	2.04	(0.23) [3]	-
11/15/13	WFC	1,200	2.04	(0.23) [3]	(1)
11/15/13	BARC	500	2.24	(0.23) [3]	3
11/15/13	WFC	700	2.09	(0.23) [3]	1
11/17/13	JPMC	175	2.17	(0.23) [3]	1
12/1/13	GSCM	1,020	2.58	(0.25) [2]	16
12/1/13	WFC	2,923	2.58	(0.25) [2]	45
12/1/13	GSCM	2,923	2.58	(0.25) [2]	45
3/6/14	GSCM	3,074	2.45	(0.23) [3]	28
3/15/14	WFC	400	2.66	(0.23) [3]	7
4/15/14	WFC	700	2.21	(0.23) [3]	(1)
5/15/14	GSCM	75	2.30	(0.23) [3]	-
6/15/14	WFC	300	2.34	(0.23) [3]	-
6/16/14	WFC	5	2.58	(0.23) [3]	-
7/15/14	WFC	1,200	2.31	(0.23) [3]	(3)
8/15/14	WFC	2,100	2.68	(0.23) [3]	24
3/24/15	GSCM	100	2.91	(0.25) [3]	1
6/1/16	WFC	350	2.91	(0.25) [2]	(4)
8/15/16	GSCM	280	3.03	(0.23) [3]	(1)
8/15/16	BOANA	140	3.23	(0.23) [3]	1
12/15/16	WFC	500	3.37	(0.26) [2]	4
12/15/16	JPMC	425	3.26	(0.25) [2]	-
12/15/16	WFC	250	3.26	(0.25) [2]	-
1/15/17	BARC	60	2.97	(0.23) [3]	(1)
2/15/17	WFC	1,700	3.37	(0.23) [3]	15
2/15/17	GSCM	1,770	3.43	(0.23) [3]	23
2/15/17	BARC	80	3.18	(0.23) [3]	-
6/15/17	GSCM	260	3.49	(0.23) [3]	3
6/15/17	BARC	130	3.47	(0.23) [3]	1
6/15/17	GSCM	300	3.40	(0.23) [3]	2
6/15/17	BOANA	100	3.31	(0.23) [3]	-

9/15/17	GSCM	1,500	3.52	(0.23) [3]	17
9/15/17	BARC	1,700	3.36	(0.23) [3]	1
					1,116

1 BARC—Barclays Bank PLC.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
WFC—Wachovia Bank, N.A.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Return Swaps
			Floating	Unrealized
		Notional	Interest Rate	Appreciation
		Amount	Received	(Depreciation)
Reference Entity/ Termination Date	Counterparty[1]	($000)	(Paid)[2] (%)	($000)
Lehman Commercial Mortgage-Backed
Securities AAA Index
7/1/10	BARC	500	(0.23)	(20)
8/1/10	BARC	500	(0.23)	(8)
				(28)

1 BARC—Barclays Bank PLC.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	17,559	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	205,926	—
Corporate Bonds	—	637,616	—
Sovereign Bonds	—	4,740	—
Taxable Municipal Bonds	—	3,483	—
Tax-Exempt Municipal Bonds	—	840	—

Convertible Preferred Stocks	2	—	—
Preferred Stocks	2,706	—	—
Temporary Cash Investments	9,421	—	—
Futures Contracts—Assets[1]	40	—	—
Futures Contracts—Liabilities[1]	(93)	—	—
Swap Contracts—Assets	—	1,139	—
Swap Contracts—Liabilities	—	(271)	—
Total	12,076	871,032	—
1 Represents variation margin on the last day of the reporting period.

E. At March 31, 2010, the cost of investment securities for tax purposes was $870,223,000. Net unrealized appreciation of investment securities for tax purposes was $12,070,000, consisting of unrealized gains of $23,309,000 on securities that had risen in value since their purchase and $11,239,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of March 31, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.0%)
U.S. Government Securities (3.0%)
	United States Treasury Note/Bond	4.000%	11/15/12	2,520	2,692
	United States Treasury Note/Bond	4.250%	8/15/13	2,500	2,705
	United States Treasury Note/Bond	2.250%	5/31/14	4,275	4,280
Total U.S. Government and Agency Obligations (Cost $9,354)					9,677
Corporate Bonds (93.5%)
Finance (10.1%)
	Banking (5.3%)
	BAC Capital Trust XI	6.625%	5/23/36	3,255	2,976
	Bank America Capital II	8.000%	12/15/26	410	412
	Capital One Capital V	10.250%	8/15/39	1,420	1,680
	Capital One Capital VI	8.875%	5/15/40	665	721
1	Citigroup Capital XXI	8.300%	12/21/37	3,425	3,468
2	GMAC Inc.	8.000%	3/15/20	2,050	2,096
	LBG Capital No.1 PLC	7.875%	11/1/20	3,735	3,362
	NB Capital Trust IV	8.250%	4/15/27	750	765
2	Provident Funding Associates	10.250%	4/15/17	1,230	1,239

	Finance Companies (2.3%)
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/13	125	131
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/14	188	195
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/15	188	195
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/16	313	324
	CIT Group Funding Co. of Delaware LLC	10.250%	5/1/17	439	454
	CIT Group Inc.	7.000%	5/1/13	306	298
	CIT Group Inc.	7.000%	5/1/14	459	434
	CIT Group Inc.	7.000%	5/1/15	459	428
	CIT Group Inc.	7.000%	5/1/16	765	705
	CIT Group Inc.	7.000%	5/1/17	1,072	987
2	GMAC Inc.	8.300%	2/12/15	2,070	2,174
	GMAC Inc.	8.000%	11/1/31	1,128	1,077

	Insurance (2.2%)
1	Hartford Financial Services Group Inc.	8.125%	6/15/18	2,365	2,449
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,155	1,031
2	Metlife Capital Trust IV	7.875%	12/15/37	975	1,002
2	MetLife Capital Trust X	9.250%	4/8/38	1,000	1,117
	Provident Cos. Inc.	7.000%	7/15/18	805	836
	Unum Group	6.750%	12/15/28	585	538
	Unum Group	7.375%	6/15/32	175	136

	Other Finance (0.3%)
	Lender Processing Services Inc.	8.125%	7/1/16	860	922
					32,152
Industrial (74.7%)
	Basic Industry (8.8%)
	Arch Western Finance LLC	6.750%	7/1/13	2,245	2,256
2	Ashland Inc.	9.125%	6/1/17	690	773
2	Cascades Inc.	7.750%	12/15/17	840	848

2 Cascades Inc.	7.875%	1/15/20	285	286
3 CDW TLB Bank Loan	4.230%	10/12/14	1,750	1,535
3 CIT Group Exp TL Bank Loan	9.500%	1/31/12	451	465
3 CIT Group Inc. Bank Loan	13.000%	1/18/12	639	661
2 Cloud Peak Energy Resources LLC / Cloud
Peak Energy Finance Corp.	8.250%	12/15/17	730	745
2 Cloud Peak Energy Resources LLC / Cloud
Peak Energy Finance Corp.	8.500%	12/15/19	340	348
2 Consol Energy Inc.	8.000%	4/1/17	495	509
2 Consol Energy Inc.	8.250%	4/1/20	440	453
2 Drummond Co. Inc.	9.000%	10/15/14	175	182
3 Federal Mogul Term Bank Loan	2.168%	12/27/15	1,453	1,344
3 First Data TLB-1 Bank Loan	2.997%	9/24/14	1,533	1,358
3 First Data TLB-2 Bank Loan	3.032%	9/24/14	253	224
3 Freescale Semiconductor Inc Bank Loan	4.479%	12/1/13	1,725	1,623
2 Georgia-Pacific LLC	7.125%	1/15/17	2,290	2,364
2 LBI Escrow Corp.	8.000%	11/1/17	780	807
Methanex Corp.	8.750%	8/15/12	725	756
Neenah Paper Inc.	7.375%	11/15/14	810	790
Novelis Inc.	7.250%	2/15/15	2,645	2,553
3 Rite Aid Bank Loan	9.500%	6/15/15	675	705
Solutia Inc.	8.750%	11/1/17	275	290
United States Steel Corp.	7.000%	2/1/18	1,350	1,330
2 Vedanta Resources PLC	8.750%	1/15/14	275	300
2 Vedanta Resources PLC	9.500%	7/18/18	2,185	2,394
Weyerhaeuser Co.	7.375%	10/1/19	570	599
Weyerhaeuser Co.	7.375%	3/15/32	1,450	1,390

Capital Goods (4.3%)
Ball Corp.	7.125%	9/1/16	105	112
Ball Corp.	6.625%	3/15/18	520	533
Ball Corp.	7.375%	9/1/19	145	153
2 Bombardier Inc.	7.500%	3/15/18	845	879
2 Bombardier Inc.	7.750%	3/15/20	850	884
2 Case New Holland Inc.	7.750%	9/1/13	695	721
Case New Holland Inc.	7.125%	3/1/14	1,810	1,837
2 Cemex Finance LLC	9.500%	12/14/16	1,450	1,500
Crown Americas LLC / Crown Americas
Capital Corp.	7.750%	11/15/15	1,060	1,108
2 Fibria Overseas Finance Ltd.	9.250%	10/30/19	1,245	1,419
Masco Corp.	6.125%	10/3/16	215	214
Masco Corp.	6.625%	4/15/18	105	102
Masco Corp.	7.125%	3/15/20	160	161
Masco Corp.	6.500%	8/15/32	615	527
2 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer
Luxembourg SA	7.750%	10/15/16	1,775	1,833
TransDigm Inc.	7.750%	7/15/14	275	280
2 TransDigm Inc.	7.750%	7/15/14	470	479
United Rentals North America Inc.	10.875%	6/15/16	810	883

Communication (17.8%)
Belo Corp.	8.000%	11/15/16	250	261
2 Cablevision Systems Corp.	8.625%	9/15/17	1,040	1,096
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.750%	11/15/13	550	565
2 Cenveo Corp.	8.875%	2/1/18	1,250	1,261

2 Charter Communications Operating LLC /
Charter Communications Operating Capital	8.375%	4/30/14	2,880	2,959
Cincinnati Bell Inc.	8.375%	1/15/14	200	206
Cincinnati Bell Inc.	8.250%	10/15/17	1,375	1,392
Cincinnati Bell Inc.	8.750%	3/15/18	1,520	1,535
2 Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	245	255
2 Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	1,315	1,377
^ Cricket Communications Inc.	9.375%	11/1/14	2,230	2,263
Cricket Communications Inc.	10.000%	7/15/15	270	282
Cricket Communications Inc.	7.750%	5/15/16	655	681
CSC Holdings LLC	7.875%	2/15/18	1,190	1,254
CSC Holdings LLC	7.625%	7/15/18	2,085	2,171
2 CSC Holdings LLC	8.625%	2/15/19	895	979
Equinix Inc.	8.125%	3/1/18	760	793
Frontier Communications Corp.	8.250%	5/1/14	1,855	1,938
Frontier Communications Corp.	8.125%	10/1/18	1,800	1,796
GCI Inc.	7.250%	2/15/14	1,410	1,417
2 Inmarsat Finance PLC	7.375%	12/1/17	400	416
Intelsat Corp.	9.250%	8/15/14	2,025	2,081
Intelsat Jackson Holdings SA	9.500%	6/15/16	295	315
2 Intelsat Jackson Holdings SA	8.500%	11/1/19	350	367
Intelsat SA	6.500%	11/1/13	1,245	1,215
Intelsat Subsidiary Holding Co. SA	8.500%	1/15/13	1,235	1,255
2 Intelsat Subsidiary Holding Co. SA	8.875%	1/15/15	505	520
Interpublic Group of Cos. Inc.	6.250%	11/15/14	700	704
Interpublic Group of Cos. Inc.	10.000%	7/15/17	850	963
Lamar Media Corp.	7.250%	1/1/13	330	332
Lamar Media Corp.	6.625%	8/15/15	530	514
Liberty Media LLC	5.700%	5/15/13	1,438	1,442
Liberty Media LLC	8.500%	7/15/29	405	378
Liberty Media LLC	8.250%	2/1/30	1,280	1,192
Mediacom Broadband LLC / Mediacom
Broadband Corp.	8.500%	10/15/15	1,325	1,355
4 MediaNews Group Inc.	6.875%	10/1/13	745	—
MetroPCS Wireless Inc.	9.250%	11/1/14	1,790	1,828
MetroPCS Wireless Inc.	9.250%	11/1/14	875	890
2 New Communications Holdings Inc.	7.875%	4/15/15	190	195
2 New Communications Holdings Inc.	8.250%	4/15/17	465	470
2 New Communications Holdings Inc.	8.500%	4/15/20	515	523
2 New Communications Holdings Inc.	8.750%	4/15/22	265	267
1 Quebecor Media Inc.	7.750%	3/15/11	1,200	1,218
Quebecor Media Inc.	7.750%	3/15/16	1,340	1,360
Qwest Communications International Inc.	7.500%	2/15/14	1,000	1,018
2 Qwest Communications International Inc.	8.000%	10/1/15	745	794
2 Qwest Communications International Inc.	7.125%	4/1/18	680	704
2 SBA Telecommunications Inc.	8.000%	8/15/16	325	345
2 SBA Telecommunications Inc.	8.250%	8/15/19	325	350
2 Sinclair Television Group Inc.	9.250%	11/1/17	945	997
Sprint Capital Corp.	6.900%	5/1/19	680	624
Sprint Nextel Corp.	6.000%	12/1/16	891	804
Videotron Ltee	9.125%	4/15/18	695	773
2 Virgin Media Secured Finance PLC	6.500%	1/15/18	700	702
2 Wind Acquisition Finance SA	11.750%	7/15/17	2,225	2,470
Windstream Corp.	8.125%	8/1/13	435	455
Windstream Corp.	8.625%	8/1/16	635	647
Windstream Corp.	7.875%	11/1/17	1,180	1,159
Windstream Corp.	7.000%	3/15/19	250	234

Consumer Cyclical (12.6%)
AMC Entertainment Inc.	8.000%	3/1/14	720	728
AMC Entertainment Inc.	8.750%	6/1/19	1,245	1,307
3 Ford Motor Credit Co. Bank Loan	3.260%	12/15/13	3,939	3,799
Ford Motor Credit Co. LLC	7.000%	10/1/13	3,345	3,445
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,180	1,242
Ford Motor Credit Co. LLC	8.125%	1/15/20	1,055	1,105
Goodyear Tire & Rubber Co.	8.625%	12/1/11	600	623
Goodyear Tire & Rubber Co.	10.500%	5/15/16	275	297
Hanesbrands Inc.	8.000%	12/15/16	610	630
Host Hotels & Resorts LP	7.125%	11/1/13	2,045	2,081
Host Hotels & Resorts LP	6.875%	11/1/14	1,290	1,305
Host Hotels & Resorts LP	6.750%	6/1/16	360	360
Macy's Retail Holdings Inc.	7.450%	7/15/17	735	778
Macy's Retail Holdings Inc.	6.700%	7/15/34	275	257
Marquee Holdings Inc.	9.505%	8/15/14	1,095	920
MGM Mirage	8.500%	9/15/10	1,420	1,425
MGM Mirage	6.750%	9/1/12	1,270	1,194
2 MGM Mirage	10.375%	5/15/14	980	1,068
2 MGM Mirage	11.125%	11/15/17	515	578
2 MGM Mirage	9.000%	3/15/20	395	405
Navistar International Corp.	8.250%	11/1/21	1,500	1,537
2 QVC Inc.	7.500%	10/1/19	1,225	1,248
Rite Aid Corp.	9.750%	6/12/16	720	770
Rite Aid Corp.	10.375%	7/15/16	1,100	1,169
Rite Aid Corp.	7.500%	3/1/17	640	602
Royal Caribbean Cruises Ltd.	11.875%	7/15/15	750	881
Seneca Gaming Corp.	7.250%	5/1/12	640	630
Service Corp. International/US	7.375%	10/1/14	430	441
Service Corp. International/US	7.625%	10/1/18	940	952
Tenneco Inc.	10.250%	7/15/13	741	767
2 TRW Automotive Inc.	7.000%	3/15/14	2,635	2,609
2 TRW Automotive Inc.	7.250%	3/15/17	1,230	1,193
^ Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	6.625%	12/1/14	1,510	1,518
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	6.625%	12/1/14	1,160	1,166
2 Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp.	7.875%	11/1/17	1,000	1,012

Consumer Noncyclical (13.5%)
2 ACCO Brands Corp.	10.625%	3/15/15	270	295
ARAMARK Corp.	8.500%	2/1/15	2,865	2,929
2 BFF International Ltd.	7.250%	1/28/20	1,250	1,259
Bio-Rad Laboratories Inc.	6.125%	12/15/14	290	293
Bio-Rad Laboratories Inc.	8.000%	9/15/16	355	380
Biomet Inc.	10.000%	10/15/17	1,685	1,858
Biomet Inc.	11.625%	10/15/17	480	538
CHS/Community Health Systems Inc.	8.875%	7/15/15	3,390	3,492
Constellation Brands Inc.	7.250%	9/1/16	1,780	1,829
Constellation Brands Inc.	7.250%	5/15/17	730	751
5 Elan Finance PLC / Elan Finance Corp.	4.250%	11/15/11	870	853
Elan Finance PLC / Elan Finance Corp.	8.875%	12/1/13	1,390	1,449
2 Elan Finance PLC / Elan Finance Corp.	8.750%	10/15/16	1,615	1,605
HCA Inc.	6.375%	1/15/15	2,390	2,264
HCA Inc.	6.500%	2/15/16	490	470
HCA Inc.	9.250%	11/15/16	3,545	3,758
2 HCA Inc.	9.875%	2/15/17	1,655	1,808

2 HCA Inc.	8.500%	4/15/19	665	715
HCA Inc.	7.690%	6/15/25	130	120
IASIS Healthcare LLC / IASIS Capital Corp.	8.750%	6/15/14	1,040	1,061
Omnicare Inc.	6.125%	6/1/13	70	71
Omnicare Inc.	6.750%	12/15/13	490	492
Omnicare Inc.	6.875%	12/15/15	445	437
2 Smithfield Foods Inc.	10.000%	7/15/14	870	975
Smithfield Foods Inc.	7.750%	7/1/17	1,780	1,758
SUPERVALU Inc.	7.500%	11/15/14	1,070	1,081
SUPERVALU Inc.	8.000%	5/1/16	995	1,005
Tenet Healthcare Corp.	9.250%	2/1/15	315	332
2 Tenet Healthcare Corp.	9.000%	5/1/15	1,212	1,303
2 Tenet Healthcare Corp.	10.000%	5/1/18	762	853
2 Tenet Healthcare Corp.	8.875%	7/1/19	2,105	2,279
Tyson Foods Inc.	10.500%	3/1/14	775	916
Tyson Foods Inc.	7.850%	4/1/16	2,230	2,392
Ventas Realty LP / Ventas Capital Corp.	7.125%	6/1/15	470	486
Ventas Realty LP / Ventas Capital Corp.	6.500%	6/1/16	705	719

Energy (11.1%)
2 Arch Coal Inc.	8.750%	8/1/16	410	434
2 Calpine Corp.	7.250%	10/15/17	2,619	2,573
Chesapeake Energy Corp.	9.500%	2/15/15	440	480
Chesapeake Energy Corp.	6.625%	1/15/16	720	708
Chesapeake Energy Corp.	6.875%	1/15/16	1,130	1,122
Chesapeake Energy Corp.	6.500%	8/15/17	1,915	1,862
Chesapeake Energy Corp.	6.250%	1/15/18	1,845	1,757
Denbury Resources Inc.	8.250%	2/15/20	525	558
Encore Acquisition Co.	9.500%	5/1/16	1,055	1,142
2 Expro Finance Luxembourg SCA	8.500%	12/15/16	1,990	2,010
Forest Oil Corp.	7.250%	6/15/19	950	955
Hornbeck Offshore Services Inc.	6.125%	12/1/14	1,055	1,019
Hornbeck Offshore Services Inc.	8.000%	9/1/17	510	514
2 McJunkin Red Man Corp.	9.500%	12/15/16	635	641
Newfield Exploration Co.	6.625%	4/15/16	660	672
Newfield Exploration Co.	7.125%	5/15/18	1,590	1,606
Peabody Energy Corp.	7.375%	11/1/16	1,930	2,046
Peabody Energy Corp.	7.875%	11/1/26	1,315	1,354
Petrohawk Energy Corp.	9.125%	7/15/13	365	381
Petrohawk Energy Corp.	10.500%	8/1/14	1,015	1,120
Petrohawk Energy Corp.	7.875%	6/1/15	810	826
2 Petroplus Finance Ltd.	6.750%	5/1/14	900	819
2 Petroplus Finance Ltd.	7.000%	5/1/17	1,850	1,589
Pioneer Natural Resources Co.	5.875%	7/15/16	990	970
Pioneer Natural Resources Co.	6.650%	3/15/17	1,875	1,877
Pioneer Natural Resources Co.	6.875%	5/1/18	1,235	1,234
Pioneer Natural Resources Co.	7.200%	1/15/28	345	320
Plains Exploration & Production Co.	7.750%	6/15/15	275	281
Plains Exploration & Production Co.	7.000%	3/15/17	440	435
Plains Exploration & Production Co.	7.625%	6/1/18	500	505
Range Resources Corp.	7.500%	10/1/17	550	567
2 SandRidge Energy Inc.	9.875%	5/15/16	190	196
2 SandRidge Energy Inc.	8.000%	6/1/18	1,105	1,050
2 SandRidge Energy Inc.	8.750%	1/15/20	450	441
Whiting Petroleum Corp.	7.250%	5/1/12	450	451
Whiting Petroleum Corp.	7.250%	5/1/13	535	542
Whiting Petroleum Corp.	7.000%	2/1/14	75	77

	Other Industrial (0.8%)
	RBS Global Inc. / Rexnord LLC	9.500%	8/1/14	850	886
	Virgin Media Finance PLC	9.500%	8/15/16	1,215	1,326
	Virgin Media Finance PLC	8.375%	10/15/19	440	455

	Technology (4.6%)
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	3,190	2,249
2	Brocade Communications Systems Inc.	6.625%	1/15/18	240	244
2	Brocade Communications Systems Inc.	6.875%	1/15/20	235	240
	Freescale Semiconductor Inc.	8.875%	12/15/14	1,825	1,738
^,2 Freescale Semiconductor Inc.		10.125%	3/15/18	1,570	1,680
	Iron Mountain Inc.	8.000%	6/15/20	525	541
	Iron Mountain Inc.	8.375%	8/15/21	990	1,034
	Jabil Circuit Inc.	7.750%	7/15/16	310	327
	Jabil Circuit Inc.	8.250%	3/15/18	255	277
	Seagate Technology HDD Holdings	6.800%	10/1/16	935	942
2	Seagate Technology International	10.000%	5/1/14	1,320	1,513
2	Sorenson Communications Inc.	10.500%	2/1/15	510	492
	SunGard Data Systems Inc.	9.125%	8/15/13	1,750	1,794
2	Unisys Corp.	12.750%	10/15/14	1,220	1,421

	Transportation (1.2%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	7.625%	5/15/14	305	302
1	Continental Airlines Inc.	9.798%	4/1/21	813	748
	Continental Airlines Inc.	6.903%	4/19/22	590	537
	Hertz Corp.	8.875%	1/1/14	2,160	2,211
					236,829
Utilities (8.7%)
	Electric (7.7%)
2	AES Corp.	8.750%	5/15/13	589	598
	AES Corp.	7.750%	10/15/15	1,390	1,411
	AES Corp.	8.000%	10/15/17	940	952
	AES Corp.	8.000%	6/1/20	565	564
	Dynegy Holdings Inc.	8.375%	5/1/16	1,485	1,218
	Dynegy Holdings Inc.	7.750%	6/1/19	1,400	1,046
	Edison Mission Energy	7.500%	6/15/13	255	221
	Edison Mission Energy	7.000%	5/15/17	965	671
	Edison Mission Energy	7.200%	5/15/19	975	670
	Energy Future Holdings Corp.	5.550%	11/15/14	1,735	1,277
	Energy Future Holdings Corp.	6.500%	11/15/24	2,170	1,123
	Energy Future Holdings Corp.	6.550%	11/15/34	1,860	958
1	Homer City Funding LLC	8.734%	10/1/26	1,390	1,337
2	Intergen NV	9.000%	6/30/17	1,695	1,758
2	Ipalco Enterprises Inc.	7.250%	4/1/16	340	353
	Mirant North America LLC	7.375%	12/31/13	1,915	1,920
	NRG Energy Inc.	7.375%	2/1/16	2,605	2,579
	NRG Energy Inc.	7.375%	1/15/17	2,575	2,546
	RRI Energy Inc.	6.750%	12/15/14	977	972
	RRI Energy Inc.	7.875%	6/15/17	725	656
	Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	2,475	1,720

	Natural Gas (1.0%)
	El Paso Corp.	12.000%	12/12/13	460	537
	El Paso Corp.	7.000%	6/15/17	805	821

El Paso Corp.	7.250%	6/1/18	1,755	1,790
				27,698
Total Corporate Bonds (Cost $286,327)				296,679
Sovereign Bond (0.3%)
2 Fresenius US Finance II Inc. (Cost $748)	9.000%	7/15/15	795	888

			Shares
Common Stocks (0.3%)
Financials (0.3%)
CIT Group Inc. (Cost $740)			26,355	1,027
Temporary Cash Investments (3.8%)
Money Market Fund (1.7%)
[6,7] Vanguard Market Liquidity Fund	0.183%		5,393,000	5,393

			Face
			Amount
			($000)
Repurchase Agreement (2.1%)
Banc of America Securities, LLC
(Dated 3/31/10, Repurchase Value
$6,600,000, collateralized by Federal
National Mortgage Assn. 4.000%, 6/1/24)	0.020%	4/1/10	6,600	6,600
Total Temporary Cash Investments (Cost $11,993)				11,993
Total Investments (100.9%) (Cost $309,162)				320,264
Other Assets and Liabilities-Net (-0.9%)[7]				(2,966)
Net Assets (100%)				317,298

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,264,000.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $81,575,000, representing 25.7% of net assets.
3 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 2010, the aggregate value of these securities was $11,714,000, representing 3.7% of net assets.
4 Non-income-producing security--security in default.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $5,393,000 of collateral received for securities on loan.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard High Yield Bond Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	9,677	—
Corporate Bonds	—	296,679	—
Sovereign Bonds	—	888	—
Common Stocks	1,027	—	—
Temporary Cash Investments	5,393	6,600	—
Total	6,420	313,844	—

C. At March 31, 2010, the cost of investment securities for tax purposes was $309,162,000. Net unrealized appreciation of investment securities for tax purposes was $11,102,000, consisting of unrealized gains of $16,679,000 on securities that had risen in value since their purchase and $5,577,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund-Equity Index Portfolio	27,195,243	586,329
Vanguard Extended Market Index Fund Investor Shares	3,483,547	123,910
		710,239
Total Investment Companies (Cost $809,557)		710,239
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.183% (Cost $766)	766,109	766

Total Investments (100.1%) (Cost $810,323)		711,005
Other Assets and Liabilities-Net (-0.1%)		(461)
Net Assets (100%)		710,544

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the portfolio's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $810,323,000. Net unrealized depreciation of investment securities for tax purposes was $99,318,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (66.6%)
Consumer Discretionary (4.7%)
Comcast Corp. Class A	624,375	11,751
Staples Inc.	405,200	9,478
Walt Disney Co.	256,100	8,940
Time Warner Inc.	226,266	7,075
* Ford Motor Co.	459,650	5,778
Daimler AG	114,011	5,360
Honda Motor Co. Ltd. ADR	120,800	4,263
Home Depot Inc.	103,500	3,348
Target Corp.	61,400	3,230
* Viacom Inc. Class B	73,800	2,537
Volkswagen AG Prior Pfd.	16,779	1,538
		63,298
Consumer Staples (6.1%)
Wal-Mart Stores Inc.	251,400	13,978
PepsiCo Inc.	198,300	13,120
Philip Morris International Inc.	214,500	11,188
Procter & Gamble Co.	171,567	10,855
Nestle SA ADR	188,250	9,637
Kimberly-Clark Corp.	128,200	8,061
CVS Caremark Corp.	150,900	5,517
Coca-Cola Co.	99,400	5,467
Unilever NV	114,100	3,441
		81,264
Energy (9.4%)
Chevron Corp.	327,300	24,819
Exxon Mobil Corp.	260,500	17,448
Total SA ADR	224,212	13,009
Anadarko Petroleum Corp.	172,200	12,541
BP PLC ADR	196,600	11,220
Marathon Oil Corp.	276,300	8,742
ConocoPhillips	140,370	7,183
Baker Hughes Inc.	152,600	7,148
EnCana Corp.	176,072	5,464
Cenovus Energy Inc.	193,172	5,063
XTO Energy Inc.	89,075	4,203
ENI SPA ADR	72,500	3,402
Schlumberger Ltd.	44,800	2,843
Petroleo Brasileiro SA ADR	41,000	1,824
		124,909
Financials (12.1%)
Wells Fargo & Co.	813,400	25,313
JPMorgan Chase & Co.	396,148	17,728
Bank of America Corp.	867,200	15,479
MetLife Inc.	333,100	14,437
PNC Financial Services Group Inc.	184,100	10,991
ACE Ltd.	194,200	10,157
Muenchener Rueckversicherungs AG	49,934	8,100
* UBS AG (New York Shares)	494,671	8,053

US Bancorp	288,500	7,466
Toronto-Dominion Bank	82,300	6,138
Goldman Sachs Group Inc.	35,800	6,109
Barclays PLC	1,113,706	6,064
Chubb Corp.	115,000	5,963
State Street Corp.	96,000	4,333
Marsh & McLennan Cos. Inc.	155,100	3,787
Morgan Stanley	122,800	3,597
HSBC Holdings PLC ADR	61,000	3,092
Mitsubishi UFJ Financial Group Inc.	471,400	2,471
Hartford Financial Services Group Inc.	85,300	2,424
		161,702
Health Care (9.8%)
Pfizer Inc.	1,089,523	18,685
Merck & Co. Inc.	495,489	18,506
Eli Lilly & Co.	453,400	16,422
Johnson & Johnson	233,300	15,211
Medtronic Inc.	328,700	14,801
Bristol-Myers Squibb Co.	417,400	11,145
AstraZeneca PLC ADR	229,300	10,254
Teva Pharmaceutical Industries Ltd. ADR	144,000	9,084
Cardinal Health Inc.	188,200	6,781
UnitedHealth Group Inc.	142,900	4,669
* St. Jude Medical Inc.	79,700	3,272
Sanofi-Aventis SA ADR	64,223	2,399
		131,229
Industrials (8.9%)
Deere & Co.	250,900	14,919
United Parcel Service Inc. Class B	184,200	11,864
General Electric Co.	584,700	10,642
Siemens AG	106,102	10,601
Lockheed Martin Corp.	120,500	10,028
Waste Management Inc.	264,600	9,110
Canadian National Railway Co.	138,600	8,398
Honeywell International Inc.	178,700	8,090
FedEx Corp.	71,100	6,641
General Dynamics Corp.	84,900	6,554
Caterpillar Inc.	94,800	5,958
Illinois Tool Works Inc.	112,600	5,333
Northrop Grumman Corp.	78,000	5,114
Parker Hannifin Corp.	75,100	4,862
		118,114
Information Technology (8.0%)
International Business Machines Corp.	189,900	24,355
Microsoft Corp.	458,800	13,429
Texas Instruments Inc.	440,100	10,769
Accenture PLC Class A	253,100	10,618
* Cisco Systems Inc.	354,400	9,225
Hewlett-Packard Co.	157,500	8,371
Automatic Data Processing Inc.	181,200	8,058
Intel Corp.	339,900	7,566
Corning Inc.	346,400	7,001
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	448,486	4,705
Oracle Corp.	113,100	2,905
* AOL Inc.	1	—
		107,002

Materials (2.5%)
	BHP Billiton PLC			216,897	7,413
	BASF SE			105,541	6,533
	Syngenta AG ADR			84,700	4,702
	Air Products & Chemicals Inc.			53,400	3,949
	Vale SA Class B ADR			114,740	3,693
	Newmont Mining Corp.			72,000	3,667
*	Xstrata PLC			164,484	3,113
					33,070
Telecommunication Services (2.2%)
	AT&T Inc.			1,159,522	29,962

Utilities (2.9%)
	Dominion Resources Inc.			263,700	10,841
	FPL Group Inc.			193,600	9,357
	Exelon Corp.			197,400	8,648
	PG&E Corp.			172,900	7,334
	Veolia Environnement ADR			88,900	3,073
					39,253
Total Common Stocks (Cost $701,319)					889,803
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (5.2%)
U.S. Government Securities (4.0%)
	United States Treasury Note/Bond	1.000%	7/31/11	29,400	29,552
	United States Treasury Note/Bond	1.000%	9/30/11	18,800	18,876
	United States Treasury Note/Bond	2.750%	2/15/19	2,000	1,856
	United States Treasury Note/Bond	4.375%	11/15/39	4,045	3,825
					54,109
Agency Notes (0.2%)
1	General Electric Capital Corp.	2.000%	9/28/12	2,450	2,481

Conventional Mortgage-Backed Securities (1.0%)
[2,3] Fannie Mae Pool		5.500%	9/1/13–10/1/24	11,426	12,244
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	380	420
3	Ginnie Mae I Pool	8.000%	9/15/30–9/15/30	85	94
					12,758
Total U.S. Government and Agency Obligations (Cost $69,207)					69,348
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
3	Household Automotive Trust	5.280%	9/19/11	30	30
[3,4] Marriott Vacation Club Owner Trust		5.362%	10/20/28	209	214
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $239)					244
Corporate Bonds (23.5%)
Finance (11.2%)
	Banking (7.6%)
	American Express Bank FSB	5.550%	10/17/12	1,500	1,610
	American Express Credit Corp.	5.875%	5/2/13	1,300	1,409
4	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	1,000	1,045
4	ANZ National Int'l Ltd.	2.375%	12/21/12	435	434
4	ANZ National International Ltd.	6.200%	7/19/13	1,170	1,292
	BAC Capital Trust VI	5.625%	3/8/35	2,845	2,310
	Bank of America Corp.	4.375%	12/1/10	1,000	1,024
	Bank of America NA	5.300%	3/15/17	2,000	1,980

	Bank of New York Mellon Corp.	4.950%	11/1/12	1,000	1,085
	Bank of New York Mellon Corp.	4.950%	3/15/15	1,345	1,436
	Bank of Nova Scotia	3.400%	1/22/15	2,100	2,111
	Banque Paribas	6.950%	7/22/13	2,000	2,249
[3,4] Barclays Bank PLC		5.926%	12/15/49	1,000	880
	BB&T Corp.	4.900%	6/30/17	1,000	996
	BNY Mellon NA	4.750%	12/15/14	250	266
[3,4] BTMU Curacao Holdings NV		4.760%	7/21/15	1,595	1,612
	Capital One Bank USA NA	6.500%	6/13/13	650	712
	Capital One Capital IV	6.745%	2/17/37	500	428
	Citigroup Inc.	5.300%	10/17/12	1,500	1,575
	Citigroup Inc.	6.125%	11/21/17	2,320	2,383
	Citigroup Inc.	6.625%	6/15/32	2,000	1,870
	Citigroup Inc.	6.125%	8/25/36	1,000	870
	Citigroup Inc.	8.125%	7/15/39	180	207
4	Commonwealth Bank of Australia	3.750%	10/15/14	1,225	1,238
	Credit Suisse	5.000%	5/15/13	2,250	2,415
	Credit Suisse AG	5.400%	1/14/20	1,050	1,059
	Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,086
	Deutsche Bank AG	5.375%	10/12/12	825	898
	Deutsche Bank Financial LLC	5.375%	3/2/15	1,963	2,075
	Goldman Sachs Group Inc.	6.000%	5/1/14	1,500	1,644
	Goldman Sachs Group Inc.	5.350%	1/15/16	2,500	2,628
	Goldman Sachs Group Inc.	5.625%	1/15/17	1,000	1,024
	Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,389
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	1,918
	Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,349
4	HBOS PLC	6.000%	11/1/33	2,395	1,825
	HSBC Bank USA NA	4.625%	4/1/14	1,290	1,345
	HSBC Holdings PLC	6.500%	5/2/36	1,000	1,036
4	ING Bank NV	2.650%	1/14/13	1,000	996
	JPMorgan Chase & Co.	4.650%	6/1/14	2,000	2,113
	JPMorgan Chase & Co.	5.125%	9/15/14	1,000	1,059
	JPMorgan Chase & Co.	3.700%	1/20/15	1,200	1,207
	JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,622
	JPMorgan Chase & Co.	4.950%	3/25/20	1,000	988
3	JPMorgan Chase & Co.	7.900%	12/29/49	983	1,044
	Merrill Lynch & Co. Inc.	5.770%	7/25/11	1,000	1,054
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	2,000	2,045
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,347
	Merrill Lynch & Co. Inc.	6.220%	9/15/26	1,000	964
	Morgan Stanley	6.750%	10/15/13	1,000	1,105
	Morgan Stanley	6.000%	5/13/14	1,000	1,079
	Morgan Stanley	6.000%	4/28/15	1,000	1,071
	Morgan Stanley	5.450%	1/9/17	1,000	1,018
	Morgan Stanley	6.250%	8/9/26	3,000	3,072
	National City Corp.	6.875%	5/15/19	1,000	1,102
4	Nordea Bank AB	3.700%	11/13/14	570	573
	Northern Trust Corp.	5.200%	11/9/12	1,025	1,118
4	Oversea-Chinese Banking Corp. Ltd.	7.750%	9/6/11	600	645
	PNC Bank NA	4.875%	9/21/17	1,500	1,497
3	PNC Financial Services Group Inc.	8.250%	5/31/49	1,300	1,378
4	Rabobank Nederland NV	3.200%	3/11/15	1,300	1,284
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	300	285
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,440	2,291
	State Street Corp.	5.375%	4/30/17	2,775	2,872
4	Svenska Handelsbanken AB	4.875%	6/10/14	1,400	1,477
	UBS AG	3.875%	1/15/15	1,000	993

	UBS AG	5.875%	7/15/16	1,500	1,529
	US Bancorp	2.875%	11/20/14	800	790
	US Bank NA	6.300%	2/4/14	1,000	1,115
	Wachovia Bank NA	6.600%	1/15/38	2,000	2,065
	Wachovia Corp.	5.250%	8/1/14	1,160	1,223
	Wachovia Corp.	7.500%	4/15/35	1,000	1,107
	Wells Fargo & Co.	5.125%	9/1/12	1,000	1,065
	Wells Fargo & Co.	5.250%	10/23/12	1,000	1,077
	Wells Fargo & Co.	3.625%	4/15/15	925	924

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.350%	11/15/10	22	22
	Ameriprise Financial Inc.	5.300%	3/15/20	305	308
	Charles Schwab Corp.	4.950%	6/1/14	380	407
	Nomura Holdings Inc.	5.000%	3/4/15	475	484

	Finance Companies (0.8%)
	General Electric Capital Corp.	6.125%	2/22/11	600	628
	General Electric Capital Corp.	5.875%	2/15/12	2,000	2,149
	General Electric Capital Corp.	5.250%	10/19/12	1,000	1,072
	General Electric Capital Corp.	5.450%	1/15/13	1,000	1,081
	General Electric Capital Corp.	6.750%	3/15/32	1,000	1,057
	General Electric Capital Corp.	6.150%	8/7/37	1,545	1,502
	HSBC Finance Corp.	5.700%	6/1/11	770	803
	HSBC Finance Corp.	6.375%	10/15/11	1,000	1,064
	HSBC Finance Corp.	5.500%	1/19/16	1,000	1,049

	Insurance (2.2%)
	ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,394
	Aetna Inc.	6.500%	9/15/18	335	373
	Allstate Corp.	5.000%	8/15/14	1,000	1,071
	Allstate Corp.	6.750%	5/15/18	1,000	1,096
3	Allstate Corp.	6.125%	5/15/37	1,000	950
	American International Group Inc.	4.700%	10/1/10	3,200	3,244
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	2,000	2,149
	Genworth Global Funding Trusts	5.125%	3/15/11	1,410	1,452
	Genworth Global Funding Trusts	5.750%	5/15/13	1,000	1,033
	Hartford Financial Services Group Inc.	6.000%	1/15/19	1,500	1,532
	ING USA Global Funding Trust	4.500%	10/1/10	1,000	1,019
[3,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,223
4	Metropolitan Life Global Funding I	5.125%	11/9/11	1,000	1,049
4	Metropolitan Life Global Funding I	5.125%	6/10/14	2,000	2,130
4	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,018
	Principal Life Income Funding Trusts	5.125%	3/1/11	1,720	1,779
	Protective Life Secured Trusts	4.850%	8/16/10	765	776
	Prudential Financial Inc.	5.150%	1/15/13	875	927
	Prudential Financial Inc.	4.750%	4/1/14	2,300	2,372
4	TIAA Global Markets Inc.	5.125%	10/10/12	1,380	1,493

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	1,570	1,682

	Real Estate Investment Trusts (0.4%)
	ProLogis	5.625%	11/15/16	1,000	960
	Simon Property Group LP	5.100%	6/15/15	1,000	1,030
	Simon Property Group LP	6.100%	5/1/16	1,800	1,895
4	WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	1,000	1,034
4	WEA Finance LLC	7.125%	4/15/18	1,000	1,085

				150,299
Industrial (9.4%)
Basic Industry (0.2%)
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	1,000	1,074
EI du Pont de Nemours & Co.	4.750%	11/15/12	440	473
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,683

Capital Goods (1.1%)
Caterpillar Financial Services Corp.	2.000%	4/5/13	260	260
Caterpillar Financial Services Corp.	6.200%	9/30/13	1,000	1,131
General Dynamics Corp.	4.250%	5/15/13	2,000	2,135
General Electric Co.	5.250%	12/6/17	1,735	1,820
4 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	2,000	2,204
John Deere Capital Corp.	5.350%	1/17/12	2,000	2,137
John Deere Capital Corp.	5.100%	1/15/13	1,000	1,085
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,424
United Technologies Corp.	4.875%	5/1/15	325	352
United Technologies Corp.	7.500%	9/15/29	770	925
United Technologies Corp.	6.050%	6/1/36	675	704

Communication (1.9%)
AT&T Inc.	5.875%	2/1/12	1,000	1,072
AT&T Inc.	4.950%	1/15/13	1,250	1,345
AT&T Inc.	5.100%	9/15/14	500	541
AT&T Inc.	5.600%	5/15/18	1,000	1,061
AT&T Inc.	6.450%	6/15/34	1,595	1,631
AT&T Inc.	6.800%	5/15/36	500	531
BellSouth Corp.	6.550%	6/15/34	2,975	3,060
BellSouth Telecommunications Inc.	7.000%	12/1/95	1,000	1,012
CBS Corp.	5.750%	4/15/20	175	176
Comcast Corp.	5.700%	5/15/18	1,500	1,586
France Telecom SA	7.750%	3/1/11	1,000	1,061
France Telecom SA	4.375%	7/8/14	765	811
Grupo Televisa SA	6.625%	1/15/40	630	625
News America Inc.	5.650%	8/15/20	370	387
Telefonica Europe BV	7.750%	9/15/10	1,000	1,030
Time Warner Cable Inc.	5.850%	5/1/17	830	888
Time Warner Cable Inc.	6.750%	6/15/39	750	788
Verizon Communications Inc.	5.500%	2/15/18	1,225	1,294
Verizon Communications Inc.	5.850%	9/15/35	475	462
Verizon Communications Inc.	6.900%	4/15/38	290	318
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,222
Verizon Global Funding Corp.	7.750%	12/1/30	1,590	1,892
Vodafone Group PLC	5.000%	12/16/13	1,000	1,077

Consumer Cyclical (1.3%)
4 American Honda Finance Corp.	4.625%	4/2/13	1,000	1,060
CVS Caremark Corp.	4.875%	9/15/14	1,000	1,070
CVS Caremark Corp.	5.750%	6/1/17	485	521
Daimler Finance North America LLC	6.500%	11/15/13	1,145	1,268
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,224
Lowe's Cos. Inc.	6.875%	2/15/28	710	801
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,084
Staples Inc.	9.750%	1/15/14	675	815
Target Corp.	5.875%	3/1/12	2,000	2,167
Target Corp.	5.125%	1/15/13	480	521
Time Warner Inc.	5.500%	11/15/11	815	865

Time Warner Inc.	6.500%	11/15/36	520	532
Walt Disney Co.	4.700%	12/1/12	1,450	1,561
Walt Disney Co.	5.625%	9/15/16	1,000	1,114
Western Union Co.	5.930%	10/1/16	2,000	2,193

Consumer Noncyclical (2.9%)
Abbott Laboratories	4.350%	3/15/14	1,000	1,062
Amgen Inc.	4.500%	3/15/20	165	164
4 Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	1,500	1,714
AstraZeneca PLC	6.450%	9/15/37	615	679
Baxter International Inc.	5.900%	9/1/16	502	563
4 Cargill Inc.	5.200%	1/22/13	1,350	1,445
4 Cargill Inc.	4.375%	6/1/13	600	633
4 Cargill Inc.	6.875%	5/1/28	645	712
4 Cargill Inc.	6.125%	4/19/34	1,270	1,268
Coca-Cola Co.	5.350%	11/15/17	1,500	1,639
Coca-Cola Enterprises Inc.	6.125%	8/15/11	1,000	1,064
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,000	1,068
Coca-Cola HBC Finance BV	5.500%	9/17/15	700	759
Colgate-Palmolive Co.	7.600%	5/19/25	480	582
ConAgra Foods Inc.	6.750%	9/15/11	21	23
Diageo Capital PLC	5.200%	1/30/13	1,220	1,320
Eli Lilly & Co.	6.000%	3/15/12	1,000	1,093
Express Scripts Inc.	6.250%	6/15/14	255	283
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,250	1,353
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	1,937
Hershey Co.	4.850%	8/15/15	380	403
Johnson & Johnson	5.150%	7/15/18	500	539
Kimberly-Clark Corp.	5.000%	8/15/13	1,000	1,082
Kimberly-Clark Corp.	4.875%	8/15/15	1,000	1,075
Kraft Foods Inc.	4.125%	2/9/16	1,325	1,340
Medtronic Inc.	4.375%	9/15/10	765	778
Medtronic Inc.	4.750%	9/15/15	1,000	1,079
Merck & Co. Inc.	5.125%	11/15/11	1,000	1,064
Merck & Co. Inc.	5.300%	12/1/13	1,000	1,108
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	583
PepsiCo Inc.	3.100%	1/15/15	1,200	1,215
Pfizer Inc.	6.200%	3/15/19	1,400	1,574
3 Procter & Gamble - Esop	9.360%	1/1/21	1,708	2,125
4 SABMiller PLC	6.500%	7/1/16	1,500	1,651
Sysco Corp.	5.375%	9/21/35	1,000	977
4 Tesco PLC	5.500%	11/15/17	1,500	1,614
4 Thermo Fisher Scientific Inc.	3.250%	11/20/14	235	233
Unilever Capital Corp.	5.900%	11/15/32	875	913

Energy (0.5%)
Apache Finance Canada Corp.	7.750%	12/15/29	400	481
Conoco Funding Co.	6.350%	10/15/11	1,000	1,078
ConocoPhillips	5.200%	5/15/18	1,500	1,577
EOG Resources Inc.	5.625%	6/1/19	425	454
4 Motiva Enterprises LLC	5.750%	1/15/20	125	131
Shell International Finance BV	3.250%	9/22/15	1,100	1,104
Shell International Finance BV	4.375%	3/25/20	1,000	982
Suncor Energy Inc.	5.950%	12/1/34	500	483

Other Industrial (0.2%)
Dover Corp.	6.500%	2/15/11	1,000	1,051

Snap-On Inc.	6.250%	8/15/11	1,400	1,475

Technology (0.6%)
Cisco Systems Inc.	4.450%	1/15/20	1,000	993
Dell Inc.	5.875%	6/15/19	910	983
Hewlett-Packard Co.	5.250%	3/1/12	1,000	1,074
Hewlett-Packard Co.	5.500%	3/1/18	865	936
IBM International Group Capital LLC	5.050%	10/22/12	1,000	1,086
International Business Machines Corp.	5.875%	11/29/32	2,000	2,092
Oracle Corp.	4.950%	4/15/13	750	816
Oracle Corp.	6.125%	7/8/39	350	370

Transportation (0.7%)
3 Continental Airlines Inc.	5.983%	4/19/22	940	926
4 ERAC USA Finance LLC	5.800%	10/15/12	465	505
4 ERAC USA Finance LLC	5.900%	11/15/15	500	541
4 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,016
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	1,331	1,439
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,781
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,522
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	507	524
United Parcel Service Inc.	4.500%	1/15/13	1,098	1,175
				125,382
Utilities (2.9%)
Electric (2.4%)
Alabama Power Co.	4.850%	12/15/12	1,325	1,433
Alabama Power Co.	5.550%	2/1/17	585	625
Carolina Power & Light Co.	6.300%	4/1/38	365	392
Central Illinois Public Service Co.	6.125%	12/15/28	1,000	968
Commonwealth Edison Co.	5.950%	8/15/16	770	842
Connecticut Light & Power Co.	5.650%	5/1/18	465	494
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	768
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	945
Dominion Resources Inc./VA	5.200%	8/15/19	750	768
Duke Energy Carolinas LLC	5.250%	1/15/18	275	291
Duke Energy Carolinas LLC	5.100%	4/15/18	590	618
4 EDP Finance BV	5.375%	11/2/12	1,220	1,304
4 Enel Finance International SA	6.800%	9/15/37	1,285	1,341
Florida Power & Light Co.	5.550%	11/1/17	200	216
Florida Power & Light Co.	5.650%	2/1/35	1,000	981
Florida Power & Light Co.	4.950%	6/1/35	1,000	888
Florida Power & Light Co.	5.950%	2/1/38	785	810
Florida Power Corp.	6.350%	9/15/37	200	215
Georgia Power Co.	5.400%	6/1/18	1,165	1,237
Midamerican Energy Holdings Co.	6.125%	4/1/36	1,000	1,007
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,579
Northern States Power Co.	6.250%	6/1/36	2,000	2,144
NSTAR	4.500%	11/15/19	90	89
PacifiCorp	6.250%	10/15/37	2,000	2,138
Peco Energy Co.	5.350%	3/1/18	565	599
Potomac Electric Power Co.	6.500%	11/15/37	750	811
PPL Energy Supply LLC	6.200%	5/15/16	453	486
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	1,997
San Diego Gas & Electric Co.	6.000%	6/1/26	600	642

South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,039
Southern California Edison Co.	6.000%	1/15/34	1,000	1,043
Southern California Edison Co.	5.550%	1/15/37	2,250	2,214
Wisconsin Electric Power Co.	4.500%	5/15/13	615	660
Wisconsin Electric Power Co.	5.700%	12/1/36	690	688

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	775	845
DCP Midstream LLC	7.875%	8/16/10	2,000	2,038
4 DCP Midstream LLC	6.450%	11/3/36	935	927
National Grid PLC	6.300%	8/1/16	1,000	1,111

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,236
				38,429
Total Corporate Bonds (Cost $302,398)				314,110
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/16	595	608
4 CDP Financial Inc.	4.400%	11/25/19	1,000	963
4 EDF SA	4.600%	1/27/20	1,200	1,178
Inter-American Development Bank	4.375%	9/20/12	1,000	1,065
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	1,938
Japan Finance Organization for Municipalities	4.625%	4/21/15	1,000	1,077
Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,000	2,093
Province of British Columbia Canada	4.300%	5/30/13	1,000	1,053
Province of Ontario Canada	4.500%	2/3/15	2,000	2,141
Province of Quebec Canada	5.125%	11/14/16	1,000	1,088
4 Qatar Government International Bond	4.000%	1/20/15	800	815
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	405	434
Total Sovereign Bonds (Cost $13,943)				14,453
Taxable Municipal Bonds (1.4%)
Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	550	580
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	1,000	1,009
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	215	217
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	750	802
Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	2,000	1,940
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	355	349
Los Angeles CA USD GO	5.750%	7/1/34	1,400	1,289
Maryland Transp. Auth. Rev.	5.888%	7/1/43	545	550
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	1,000	1,009
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	410	476
North Texas Tollway Auth. Rev.	6.718%	1/1/49	1,555	1,636
4 Ohana Military Communities LLC	5.558%	10/1/36	400	354
4 Ohana Military Communities LLC	5.780%	10/1/36	545	494
Oregon GO	5.528%	6/30/28	2,000	1,808
Oregon GO	5.902%	8/1/38	490	506
4 Pacific Beacon LLC	5.379%	7/15/26	335	316
Port Auth. of New York & New Jersey Rev.	5.859%	12/1/24	325	337
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	190	196
President and Fellows of Harvard College	6.300%	10/1/37	2,000	2,083
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	280	293
Univ. of California Regents	6.583%	5/15/49	595	614

Univ. of California Rev.	5.770%	5/15/43	1,010	974
Total Taxable Municipal Bonds (Cost $18,103)				17,832
Temporary Cash Investment (2.0%)
Repurchase Agreement (2.0%)
Credit Suisse Securities (USA) LLC
(Dated 3/31/10, Repurchase Value
$27,000,000, collateralized by Federal
National Mortgage Assn. 5.000%-5.500%,
2/1/40-4/1/40) (Cost $27,000)	0.030%	4/1/10	27,000	27,000
Total Investments (99.8%) (Cost $1,132,209)				1,332,790
Other Assets and Liabilities-Net (0.2%)[5]				2,050
Net Assets (100%)				1,334,840

* Non-income-producing security.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate value of these securities was $50,432,000, representing 3.8% of net assets.
5 Cash of $76,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
USD—United School District.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement
		Long (Short)	Value	Unrealized
		Contracts	Long	Appreciation
Futures Contracts	Expiration		(Short)	(Depreciation)
10-Year United States Treasury Note	June 2010	(69)	(8,021)	60

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The portfolio may invest in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific bond issuer. The portfolio has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by master netting arrangement between the portfolio and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At March 31, 2010, the portfolio had the following open swap contracts:

Credit Default Swaps
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid)	($000)
Credit Protection Sold/Moody’s Rating
CDX-IG13-5yr2	12/20/14	UBSAG	13,000	(99)	(1.000%)	19

1 UBSAG—UBS AG.
Investment Grade Corporate Credit Default Swap Index-
2 Version 13

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	843,969	45,834	—
U.S. Government and Agency Obligations	—	69,348	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	244	—
Corporate Bonds	—	314,110	—
Sovereign Bonds	—	14,453	—
Taxable Municipal Bonds	—	17,832	—
Temporary Cash Investments	—	27,000	—
Futures Contracts—Liabilities[1]	(22)	—	—
Swap Contracts—Assets	—	19	—
Total	843,947	488,840	—
1 Represents variation margin on the last day of the reporting period.

F. At March 31, 2010, the cost of investment securities for tax purposes was $1,132,209,000. Net unrealized appreciation of investment securities for tax purposes was $200,581,000, consisting of unrealized gains of $227,101,000 on securities that had risen in value since their purchase and $26,520,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.9%)
Consumer Discretionary (12.7%)
* DIRECTV Class A	273,861	9,259
Whirlpool Corp.	61,700	5,383
Sony Corp. ADR	127,600	4,890
TJX Cos. Inc.	106,250	4,518
* Amazon.com Inc.	25,600	3,475
* Kohl's Corp.	58,500	3,205
Target Corp.	56,500	2,972
Walt Disney Co.	57,500	2,007
* Bed Bath & Beyond Inc.	37,800	1,654
Mattel Inc.	57,700	1,312
Best Buy Co. Inc.	16,300	693
Lowe's Cos. Inc.	27,700	672
* Eastman Kodak Co.	101,700	589
Carnival Corp.	9,600	373
		41,002
Consumer Staples (1.4%)
Costco Wholesale Corp.	68,750	4,105
Procter & Gamble Co.	4,700	297
		4,402
Energy (6.9%)
Noble Energy Inc.	70,200	5,125
EOG Resources Inc.	40,900	3,801
Schlumberger Ltd.	54,900	3,484
Peabody Energy Corp.	62,800	2,870
Hess Corp.	32,450	2,030
* Plains Exploration & Production Co.	45,520	1,365
EnCana Corp.	27,200	844
Cenovus Energy Inc.	27,200	713
ConocoPhillips	10,400	532
National Oilwell Varco Inc.	10,100	410
* Southwestern Energy Co.	8,300	338
Petroleo Brasileiro SA ADR Type A	8,300	328
Petroleo Brasileiro SA ADR	6,900	307
		22,147
Financials (3.6%)
Marsh & McLennan Cos. Inc.	176,100	4,300
* Berkshire Hathaway Inc. Class B	34,050	2,767
Discover Financial Services	118,000	1,758
Chubb Corp.	27,300	1,416
Bank of New York Mellon Corp.	20,479	633
Aflac Inc.	8,700	472
Progressive Corp.	19,900	380
		11,726
Health Care (21.8%)
* Amgen Inc.	220,171	13,157
Eli Lilly & Co.	321,200	11,634
Novartis AG ADR	201,150	10,882

Medtronic Inc.	230,700	10,388
* Biogen Idec Inc.	131,300	7,531
Roche Holding AG	39,400	6,399
* Boston Scientific Corp.	486,802	3,515
* Millipore Corp.	30,150	3,184
* Life Technologies Corp.	31,709	1,658
GlaxoSmithKline PLC ADR	36,600	1,410
Johnson & Johnson	10,400	678
		70,436
Industrials (14.0%)
FedEx Corp.	148,600	13,879
Southwest Airlines Co.	378,750	5,007
CH Robinson Worldwide Inc.	86,300	4,820
Honeywell International Inc.	83,200	3,766
Caterpillar Inc.	59,900	3,765
United Parcel Service Inc. Class B	40,750	2,625
Boeing Co.	31,900	2,316
Union Pacific Corp.	28,400	2,082
Deere & Co.	27,000	1,605
* AMR Corp.	163,700	1,491
* Alaska Air Group Inc.	26,150	1,078
Canadian Pacific Railway Ltd.	18,200	1,024
Donaldson Co. Inc.	16,500	745
Granite Construction Inc.	15,800	478
Expeditors International of Washington Inc.	9,400	347
		45,028
Information Technology (31.0%)
* Google Inc. Class A	19,500	11,057
Oracle Corp.	419,500	10,777
* Adobe Systems Inc.	270,000	9,550
Microsoft Corp.	313,300	9,170
Texas Instruments Inc.	333,600	8,163
* Intuit Inc.	185,900	6,384
Hewlett-Packard Co.	95,050	5,052
QUALCOMM Inc.	115,500	4,850
* EMC Corp.	238,500	4,302
* Citrix Systems Inc.	78,200	3,712
Intel Corp.	157,400	3,504
Corning Inc.	171,450	3,465
Telefonaktiebolaget LM Ericsson ADR	277,000	2,889
* NVIDIA Corp.	159,850	2,778
* Symantec Corp.	136,500	2,310
* Micron Technology Inc.	213,000	2,213
Accenture PLC Class A	46,850	1,965
Plantronics Inc.	47,550	1,487
ASML Holding NV	40,187	1,423
Applied Materials Inc.	91,300	1,231
KLA-Tencor Corp.	32,700	1,011
* eBay Inc.	36,100	973
* Motorola Inc.	136,750	960
* Rambus Inc.	18,900	413
* Cisco Systems Inc.	14,500	377
		100,016
Materials (6.2%)
Potash Corp. of Saskatchewan Inc.	67,300	8,032
Monsanto Co.	80,700	5,764
Praxair Inc.	39,100	3,245

Weyerhaeuser Co.		29,050	1,315
Alcoa Inc.		47,400	675
Vulcan Materials Co.		13,100	619
Freeport-McMoRan Copper & Gold Inc.		5,894	493
			20,143
Telecommunication Services (0.2%)
* Sprint Nextel Corp.		140,550	534

Utilities (0.1%)
* AES Corp.		27,400	301

Total Common Stocks (Cost $297,566)			315,735
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
1 Vanguard Market Liquidity Fund (Cost
$6,711)	0.183%	6,710,952	6,711

Total Investments (100.0%) (Cost $304,277)			322,446
Other Assets and Liabilities-Net (0.0%)			(69)
Net Assets (100%)			322,377

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Vanguard Capital Growth Portfolio

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	309,336	6,399	—
Temporary Cash Investments	6,711	—	—
Total	316,047	6,399	—

D. At March 31, 2010, the cost of investment securities for tax purposes was $304,277,000. Net unrealized appreciation of investment securities for tax purposes was $18,169,000, consisting of unrealized gains of $45,640,000 on securities that had risen in value since their purchase and $27,471,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.8%)
Consumer Discretionary (5.2%)
Wyndham Worldwide Corp.	581,180	14,954
Carnival Corp.	282,700	10,991
Service Corp. International	820,000	7,528
CBS Corp. Class B	465,100	6,483
		39,956
Consumer Staples (11.4%)
Imperial Tobacco Group PLC ADR	386,300	23,568
Philip Morris International Inc.	438,300	22,862
Diageo PLC ADR	271,500	18,313
Altria Group Inc.	440,300	9,035
CVS Caremark Corp.	228,600	8,357
Sysco Corp.	157,430	4,644
		86,779
Energy (11.0%)
Spectra Energy Corp.	1,018,400	22,945
Occidental Petroleum Corp.	259,600	21,947
ConocoPhillips	406,844	20,818
BP PLC ADR	318,700	18,188
		83,898
Financials (19.1%)
JPMorgan Chase & Co.	555,950	24,879
Wells Fargo & Co.	749,100	23,312
PNC Financial Services Group Inc.	379,972	22,684
American Express Co.	391,100	16,137
Bank of America Corp.	755,946	13,494
Capital One Financial Corp.	296,400	12,274
State Street Corp.	241,700	10,910
* SLM Corp.	632,100	7,914
XL Capital Ltd. Class A	372,800	7,046
* Citigroup Inc.	1,646,800	6,669
		145,319
Health Care (13.9%)
Bristol-Myers Squibb Co.	1,146,000	30,598
Baxter International Inc.	347,100	20,201
Pfizer Inc.	1,168,914	20,047
Quest Diagnostics Inc.	310,900	18,122
* WellPoint Inc.	211,400	13,610
Johnson & Johnson	49,700	3,241
		105,819
Industrials (13.3%)
Raytheon Co.	401,700	22,945
Cooper Industries PLC	409,500	19,631
General Electric Co.	1,043,400	18,990
Illinois Tool Works Inc.	293,600	13,905
ITT Corp.	247,000	13,242
Honeywell International Inc.	287,000	12,993
		101,706

Information Technology (15.0%)
Hewlett-Packard Co.		458,600	24,375
International Business Machines Corp.		183,100	23,482
Nokia Oyj ADR		1,482,500	23,038
Microsoft Corp.		761,700	22,295
Intel Corp.		950,100	21,149
			114,339
Materials (1.4%)
EI du Pont de Nemours & Co.		292,300	10,885

Telecommunication Services (1.8%)
Verizon Communications Inc.		216,560	6,718
AT&T Inc.		256,827	6,636
			13,354
Utilities (5.7%)
Dominion Resources Inc.		383,600	15,770
Duke Energy Corp.		730,800	11,927
CenterPoint Energy Inc.		702,300	10,085
Entergy Corp.		68,200	5,548
			43,330
Total Common Stocks (Cost $773,843)			745,385
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
1 Vanguard Market Liquidity Fund (Cost
$22,437)	0.183%	22,437,259	22,437

Total Investments (100.7%) (Cost $796,280)			767,822
Other Assets and Liabilities-Net (-0.7%)			(5,421)
Net Assets (100%)			762,401

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Diversified Value Portfolio

Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the portfolio's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $796,280,000. Net unrealized depreciation of investment securities for tax purposes was $28,458,000, consisting of unrealized gains of $96,423,000 on securities that had risen in value since their purchase and $124,881,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments

As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (96.8%)[1]
Consumer Discretionary (10.1%)
Home Depot Inc.	298,500	9,656
McDonald's Corp.	127,046	8,477
Genuine Parts Co.	109,500	4,625
Stanley Black & Decker Inc.	75,100	4,311
Sherwin-Williams Co.	63,400	4,291
Mattel Inc.	94,500	2,149
Time Warner Inc.	43,700	1,367
McGraw-Hill Cos. Inc.	33,500	1,194
Ltd Brands Inc.	44,900	1,105
Fortune Brands Inc.	20,800	1,009
Gannett Co. Inc.	58,510	967
DR Horton Inc.	75,200	948
Whirlpool Corp.	10,800	942
H&R Block Inc.	36,100	643
Comcast Corp.	26,100	469
Cracker Barrel Old Country Store Inc.	6,700	311
Cooper Tire & Rubber Co.	8,506	162
Comcast Corp. Class A	2,200	41
		42,667
Consumer Staples (13.8%)
Philip Morris International Inc.	167,180	8,720
PepsiCo Inc.	116,700	7,721
Kraft Foods Inc.	186,452	5,638
Procter & Gamble Co.	78,400	4,960
General Mills Inc.	67,800	4,800
Kimberly-Clark Corp.	68,060	4,280
Wal-Mart Stores Inc.	76,100	4,231
Altria Group Inc.	169,580	3,480
Sysco Corp.	113,400	3,345
Coca-Cola Co.	46,112	2,536
Nestle SA ADR	38,500	1,971
Lorillard Inc.	15,800	1,189
Hershey Co.	25,700	1,100
Clorox Co.	16,400	1,052
Sara Lee Corp.	74,600	1,039
Hormel Foods Corp.	23,500	987
Colgate-Palmolive Co.	6,800	580
ConAgra Foods Inc.	19,200	481
SUPERVALU Inc.	11,900	199
Herbalife Ltd.	2,100	97
		58,406
Energy (10.9%)
Chevron Corp.	168,900	12,808
BP PLC ADR	148,200	8,458
Exxon Mobil Corp.	114,700	7,683
ConocoPhillips	118,820	6,080
Occidental Petroleum Corp.	58,600	4,954
Total SA ADR	54,300	3,150

Marathon Oil Corp.	58,600	1,854
Williams Cos. Inc.	37,800	873
Spectra Energy Corp.	20,000	450
		46,310
Exchange-Traded Fund (1.2%)
2 Vanguard Value ETF	104,300	5,264

Financials (14.1%)
JPMorgan Chase & Co.	319,800	14,311
PNC Financial Services Group Inc.	75,100	4,484
Wells Fargo & Co.	139,300	4,335
ACE Ltd.	72,700	3,802
Chubb Corp.	56,660	2,938
Toronto-Dominion Bank	36,100	2,692
Unum Group	101,600	2,517
Aflac Inc.	42,100	2,286
Marsh & McLennan Cos. Inc.	93,100	2,274
Goldman Sachs Group Inc.	13,100	2,235
Allstate Corp.	65,200	2,107
Credit Suisse Group AG ADR	39,900	2,050
American Express Co.	46,000	1,898
Bank of New York Mellon Corp.	58,509	1,807
Travelers Cos. Inc.	30,700	1,656
Hudson City Bancorp Inc.	79,400	1,124
New York Community Bancorp Inc.	64,900	1,073
Endurance Specialty Holdings Ltd.	24,200	899
Everest Re Group Ltd.	10,800	874
Bank of Hawaii Corp.	17,400	782
Advance America Cash Advance Centers Inc.	100,661	586
Allied World Assurance Co. Holdings Ltd.	12,400	556
Waddell & Reed Financial Inc.	14,900	537
Protective Life Corp.	21,800	479
Aspen Insurance Holdings Ltd.	16,000	461
M&T Bank Corp.	5,700	453
RenaissanceRe Holdings Ltd.	7,000	397
American Financial Group Inc.	6,500	185
MetLife Inc.	3,100	134
		59,932
Health Care (11.6%)
Johnson & Johnson	230,786	15,047
Merck & Co. Inc.	328,474	12,269
Pfizer Inc.	680,528	11,671
AstraZeneca PLC ADR	62,400	2,791
Medtronic Inc.	42,300	1,905
Bristol-Myers Squibb Co.	66,860	1,785
Eli Lilly & Co.	38,820	1,406
Abbott Laboratories	25,100	1,322
Baxter International Inc.	5,900	343
Owens & Minor Inc.	6,900	320
Cardinal Health Inc.	8,300	299
Hill-Rom Holdings Inc.	4,700	128
		49,286
Industrials (14.2%)
General Electric Co.	667,052	12,140
3M Co.	88,500	7,396
Waste Management Inc.	135,700	4,672
Illinois Tool Works Inc.	78,700	3,727

Eaton Corp.	48,600	3,682
Republic Services Inc. Class A	108,600	3,152
PACCAR Inc.	71,100	3,082
Ingersoll-Rand PLC	78,600	2,741
Tyco International Ltd.	68,600	2,624
United Parcel Service Inc. Class B	33,200	2,138
Honeywell International Inc.	41,300	1,870
Lockheed Martin Corp.	20,600	1,714
United Technologies Corp.	22,100	1,627
Northrop Grumman Corp.	22,368	1,467
Raytheon Co.	25,200	1,439
Schneider Electric SA	10,267	1,200
Hubbell Inc. Class B	19,100	963
RR Donnelley & Sons Co.	42,690	911
Pitney Bowes Inc.	34,800	851
Briggs & Stratton Corp.	42,000	819
Apogee Enterprises Inc.	45,400	718
Boeing Co.	8,700	632
Caterpillar Inc.	7,200	453
Emerson Electric Co.	7,200	362
		60,380
Information Technology (8.1%)
Microsoft Corp.	488,400	14,296
Intel Corp.	406,900	9,058
Texas Instruments Inc.	145,500	3,560
Maxim Integrated Products Inc.	129,100	2,503
Analog Devices Inc.	85,300	2,458
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	152,700	1,602
Earthlink Inc.	43,200	369
Molex Inc.	14,000	292
Jabil Circuit Inc.	9,100	147
Xilinx Inc.	4,200	107
		34,392
Materials (3.3%)
EI du Pont de Nemours & Co.	120,141	4,474
Packaging Corp. of America	129,100	3,177
PPG Industries Inc.	32,300	2,113
Lubrizol Corp.	12,000	1,101
Eastman Chemical Co.	16,400	1,044
Glatfelter	63,100	914
International Paper Co.	24,800	610
Worthington Industries Inc.	12,200	211
Sonoco Products Co.	6,700	206
A Schulman Inc.	8,400	206
Dow Chemical Co.	2,200	65
		14,121
Telecommunication Services (3.4%)
AT&T Inc.	394,960	10,206
Verizon Communications Inc.	107,110	3,323
Qwest Communications International Inc.	134,000	699
		14,228
Utilities (6.1%)
Dominion Resources Inc.	82,450	3,389
Entergy Corp.	34,600	2,815
Xcel Energy Inc.	129,800	2,752
American Electric Power Co. Inc.	63,800	2,181

Northeast Utilities			78,700	2,175
FPL Group Inc.			44,740	2,162
Exelon Corp.			36,200	1,586
Public Service Enterprise Group Inc.			41,036	1,211
Constellation Energy Group Inc.			30,300	1,064
DTE Energy Co.			22,800	1,017
Atmos Energy Corp.			28,000	800
Edison International			23,200	793
AGL Resources Inc.			20,400	788
NiSource Inc.			47,200	746
Oneok Inc.			14,737	673
Avista Corp.			30,516	632
PNM Resources Inc.			43,000	539
National Fuel Gas Co.			9,600	485
				25,808
Total Common Stocks (Cost $406,325)				410,794
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.2%)[1]
Money Market Fund (2.4%)
3 Vanguard Market Liquidity Fund	0.183%		10,037,926	10,038

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.6%)
SBC Warburg Dillon Read
(Dated 3/31/10, Repurchase Value
$2,600,000, collateralized by Federal
National Mortgage Assn. 5.000%-6.000%,
2/1/23-3/1/39)	0.010%	4/1/10	2,600	2,600

U.S. Government and Agency Obligations (0.2%)
[4,5] Freddie Mac Discount Notes	0.320%	9/7/10	1,030	1,029
Total Temporary Cash Investments (Cost $13,666)				13,667
Total Investments (100.0%) (Cost $419,991)				424,461
Other Assets and Liabilities-Net (0.0%)				24
Net Assets (100%)				424,485

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.4% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $1,029,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the

Vanguard Equity Income Portfolio

close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
S&P 500 Index	June 2010	33	9,613	167
E-mini S&P 500 Index	June 2010	23	1,340	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard Equity Income Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	409,594	1,200	—
Temporary Cash Investments	10,038	3,629	—
Futures Contracts—Liabilities[1]	(39)	—	—
Total	419,594	4,828	—
1 Represents variation margin on the last day of the reporting period.

E. At March 31, 2010, the cost of investment securities for tax purposes was $419,991,000. Net unrealized appreciation of investment securities for tax purposes was $4,470,000, consisting of unrealized gains of $38,511,000 on securities that had risen in value since their purchase and $34,041,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.1%)
McDonald's Corp.	205,197	13,691
Walt Disney Co.	369,839	12,911
Home Depot Inc.	324,050	10,483
Comcast Corp. Class A	514,400	9,681
* Amazon.com Inc.	65,311	8,865
* Ford Motor Co.	642,289	8,074
Target Corp.	143,485	7,547
Time Warner Inc.	219,263	6,856
Lowe's Cos. Inc.	280,496	6,799
News Corp. Class A	429,448	6,188
* DIRECTV Class A	178,265	6,027
NIKE Inc. Class B	74,328	5,463
Johnson Controls Inc.	128,113	4,226
* Viacom Inc. Class B	115,848	3,983
Time Warner Cable Inc.	67,206	3,583
* Starbucks Corp.	141,742	3,440
Yum! Brands Inc.	89,578	3,434
TJX Cos. Inc.	80,130	3,407
Staples Inc.	139,011	3,251
Carnival Corp.	82,735	3,217
* Kohl's Corp.	58,479	3,203
Best Buy Co. Inc.	65,408	2,782
Coach Inc.	59,874	2,366
Omnicom Group Inc.	59,128	2,295
* priceline.com Inc.	8,695	2,217
* Bed Bath & Beyond Inc.	49,916	2,184
McGraw-Hill Cos. Inc.	60,088	2,142
Gap Inc.	90,854	2,100
* Discovery Communications Inc. Class A	54,000	1,825
CBS Corp. Class B	129,238	1,802
Macy's Inc.	80,330	1,749
Stanley Black & Decker Inc.	29,909	1,717
Starwood Hotels & Resorts Worldwide Inc.	35,692	1,665
Mattel Inc.	69,423	1,579
Marriott International Inc. Class A	48,390	1,525
* Apollo Group Inc. Class A	24,481	1,500
JC Penney Co. Inc.	44,967	1,447
Fortune Brands Inc.	29,047	1,409
VF Corp.	16,916	1,356
Nordstrom Inc.	31,528	1,288
Genuine Parts Co.	30,214	1,276
Ross Stores Inc.	23,562	1,260
Ltd Brands Inc.	50,992	1,255
Harley-Davidson Inc.	44,709	1,255
Whirlpool Corp.	14,207	1,240
Darden Restaurants Inc.	26,631	1,186
Sherwin-Williams Co.	17,477	1,183
H&R Block Inc.	63,918	1,138
Tiffany & Co.	23,707	1,126

*	O'Reilly Automotive Inc.	26,107	1,089
	International Game Technology	56,643	1,045
*,^ Sears Holdings Corp.		9,262	1,004
	Expedia Inc.	40,134	1,002
	Wynn Resorts Ltd.	13,122	995
*	AutoZone Inc.	5,653	978
	Family Dollar Stores Inc.	26,386	966
*	Urban Outfitters Inc.	24,809	944
	Polo Ralph Lauren Corp. Class A	10,914	928
	Hasbro Inc.	23,390	895
	Wyndham Worldwide Corp.	34,176	879
	Newell Rubbermaid Inc.	53,135	808
*	Interpublic Group of Cos. Inc.	92,667	771
	Abercrombie & Fitch Co.	16,839	769
	DeVry Inc.	11,760	767
	Scripps Networks Interactive Inc. Class A	17,085	758
	Gannett Co. Inc.	45,212	747
*	GameStop Corp. Class A	31,523	691
*	Pulte Group Inc.	60,485	680
	DR Horton Inc.	52,927	667
*	Harman International Industries Inc.	13,332	624
	Leggett & Platt Inc.	28,244	611
*	Goodyear Tire & Rubber Co.	46,384	586
*	Big Lots Inc.	15,834	577
	RadioShack Corp.	23,980	543
	Lennar Corp. Class A	30,945	533
	Washington Post Co. Class B	1,158	514
	Comcast Corp.	26,563	477
*	Office Depot Inc.	52,796	421
*	AutoNation Inc.	17,141	310
*	Eastman Kodak Co.	51,353	297
*	New York Times Co. Class A	22,111	246
	Meredith Corp.	7,002	241
			203,559
Consumer Staples (11.2%)
	Procter & Gamble Co.	553,898	35,045
	Coca-Cola Co.	439,571	24,176
	Wal-Mart Stores Inc.	406,907	22,624
	PepsiCo Inc.	311,651	20,619
	Philip Morris International Inc.	358,736	18,712
	Kraft Foods Inc.	331,048	10,011
	CVS Caremark Corp.	265,052	9,690
	Altria Group Inc.	396,799	8,142
	Colgate-Palmolive Co.	94,109	8,024
	Walgreen Co.	187,822	6,966
	Costco Wholesale Corp.	83,787	5,003
	Kimberly-Clark Corp.	79,429	4,995
	General Mills Inc.	62,794	4,445
	Archer-Daniels-Midland Co.	122,619	3,544
	Sysco Corp.	112,917	3,331
	Avon Products Inc.	81,481	2,760
	HJ Heinz Co.	60,172	2,744
	Kroger Co.	123,807	2,682
	Kellogg Co.	48,534	2,593
	Lorillard Inc.	29,438	2,215
	ConAgra Foods Inc.	84,559	2,120
	Mead Johnson Nutrition Co.	38,956	2,027

Sara Lee Corp.	133,114	1,854
Safeway Inc.	74,099	1,842
Reynolds American Inc.	32,179	1,737
Clorox Co.	26,704	1,713
Dr Pepper Snapple Group Inc.	48,423	1,703
Coca-Cola Enterprises Inc.	61,025	1,688
Estee Lauder Cos. Inc. Class A	22,458	1,457
JM Smucker Co.	22,684	1,367
Hershey Co.	31,670	1,356
Molson Coors Brewing Co. Class B	30,242	1,272
Campbell Soup Co.	35,903	1,269
Brown-Forman Corp. Class B	20,643	1,227
* Whole Foods Market Inc.	32,555	1,177
Tyson Foods Inc. Class A	58,232	1,115
McCormick & Co. Inc.	25,265	969
SUPERVALU Inc.	40,437	674
* Constellation Brands Inc. Class A	38,303	630
Hormel Foods Corp.	13,390	563
* Dean Foods Co.	34,505	541
		226,622
Energy (10.9%)
Exxon Mobil Corp.	900,296	60,302
Chevron Corp.	382,957	29,040
ConocoPhillips	283,507	14,507
Schlumberger Ltd.	228,174	14,480
Occidental Petroleum Corp.	154,851	13,091
Anadarko Petroleum Corp.	93,975	6,844
Apache Corp.	64,146	6,511
Devon Energy Corp.	85,233	5,492
XTO Energy Inc.	111,236	5,248
Halliburton Co.	172,454	5,196
EOG Resources Inc.	48,138	4,474
Marathon Oil Corp.	135,070	4,274
Hess Corp.	55,548	3,474
National Oilwell Varco Inc.	79,853	3,240
Chesapeake Energy Corp.	124,444	2,942
Baker Hughes Inc.	59,493	2,787
Spectra Energy Corp.	123,463	2,782
* Southwestern Energy Co.	65,915	2,684
Williams Cos. Inc.	111,270	2,570
Noble Energy Inc.	33,171	2,421
Peabody Energy Corp.	51,116	2,336
Valero Energy Corp.	107,643	2,121
Murphy Oil Corp.	36,399	2,045
Smith International Inc.	47,470	2,033
* Cameron International Corp.	46,630	1,999
Consol Energy Inc.	41,946	1,789
* FMC Technologies Inc.	23,287	1,505
El Paso Corp.	133,800	1,450
Range Resources Corp.	30,463	1,428
* Denbury Resources Inc.	75,338	1,271
Pioneer Natural Resources Co.	21,949	1,236
BJ Services Co.	55,965	1,198
Diamond Offshore Drilling Inc.	13,293	1,181
* Nabors Industries Ltd.	54,031	1,061
Massey Energy Co.	18,159	949
Helmerich & Payne Inc.	20,128	766

Cabot Oil & Gas Corp.	19,783	728
Sunoco Inc.	22,414	666
* Rowan Cos. Inc.	21,858	636
Tesoro Corp.	26,923	374
		219,131
Financials (16.5%)
Bank of America Corp.	1,912,911	34,145
JPMorgan Chase & Co.	757,638	33,904
Wells Fargo & Co.	987,868	30,742
* Berkshire Hathaway Inc. Class B	284,064	23,086
Goldman Sachs Group Inc.	100,441	17,138
* Citigroup Inc.	3,746,625	15,174
US Bancorp	364,812	9,441
American Express Co.	228,053	9,410
Morgan Stanley	266,633	7,810
Bank of New York Mellon Corp.	230,410	7,115
MetLife Inc.	156,210	6,770
PNC Financial Services Group Inc.	98,631	5,888
Prudential Financial Inc.	88,557	5,358
Travelers Cos. Inc.	97,875	5,279
Aflac Inc.	89,356	4,851
Simon Property Group Inc.	55,261	4,636
BB&T Corp.	131,790	4,269
State Street Corp.	94,392	4,261
CME Group Inc.	12,691	4,012
Capital One Financial Corp.	86,906	3,599
Charles Schwab Corp.	186,451	3,485
Allstate Corp.	102,404	3,309
Chubb Corp.	62,593	3,245
Franklin Resources Inc.	28,239	3,132
T Rowe Price Group Inc.	49,471	2,717
* Berkshire Hathaway Inc. Class A	21	2,558
SunTrust Banks Inc.	95,200	2,550
Northern Trust Corp.	46,023	2,543
Loews Corp.	67,576	2,519
Marsh & McLennan Cos. Inc.	101,602	2,481
Progressive Corp.	127,974	2,443
Hartford Financial Services Group Inc.	84,692	2,407
Public Storage	25,881	2,381
Vornado Realty Trust	30,064	2,276
Ameriprise Financial Inc.	48,648	2,207
AON Corp.	50,822	2,171
Equity Residential	53,800	2,106
Fifth Third Bancorp	151,796	2,063
Boston Properties Inc.	26,478	1,998
HCP Inc.	55,918	1,845
Host Hotels & Resorts Inc.	124,631	1,826
Invesco Ltd.	81,838	1,793
Regions Financial Corp.	226,740	1,780
Principal Financial Group Inc.	60,853	1,778
Lincoln National Corp.	57,615	1,769
* Genworth Financial Inc. Class A	93,208	1,709
* IntercontinentalExchange Inc.	14,071	1,579
Unum Group	63,323	1,569
Discover Financial Services	103,557	1,543
NYSE Euronext	49,574	1,468
Ventas Inc.	29,893	1,419

AvalonBay Communities Inc.	15,518	1,340
KeyCorp	167,637	1,299
Hudson City Bancorp Inc.	90,229	1,278
Comerica Inc.	33,128	1,260
M&T Bank Corp.	15,808	1,255
XL Capital Ltd. Class A	65,243	1,233
Kimco Realty Corp.	77,450	1,211
Plum Creek Timber Co. Inc.	31,042	1,208
ProLogis	90,295	1,192
* SLM Corp.	92,535	1,159
Moody's Corp.	37,354	1,111
People's United Financial Inc.	70,726	1,106
Health Care REIT Inc.	23,556	1,065
Cincinnati Financial Corp.	31,029	897
* Leucadia National Corp.	36,081	895
Legg Mason Inc.	31,124	892
* American International Group Inc.	25,808	881
Torchmark Corp.	15,804	846
* CB Richard Ellis Group Inc. Class A	51,644	819
Marshall & Ilsley Corp.	100,515	809
Assurant Inc.	22,101	760
Huntington Bancshares Inc.	136,345	732
Zions Bancorporation	28,735	627
* First Horizon National Corp.	43,279	608
* NASDAQ OMX Group Inc.	28,357	599
* E*Trade Financial Corp.	303,912	501
Janus Capital Group Inc.	34,933	499
Federated Investors Inc. Class B	16,877	445
Apartment Investment & Management Co.	22,353	412
		332,496
Health Care (12.1%)
Johnson & Johnson	524,801	34,217
Pfizer Inc.	1,538,833	26,391
Merck & Co. Inc.	594,084	22,189
Abbott Laboratories	296,094	15,598
* Amgen Inc.	186,745	11,160
Medtronic Inc.	210,633	9,485
Bristol-Myers Squibb Co.	326,737	8,724
* Gilead Sciences Inc.	172,135	7,829
UnitedHealth Group Inc.	220,620	7,208
Eli Lilly & Co.	193,554	7,010
Baxter International Inc.	114,807	6,682
* Medco Health Solutions Inc.	88,402	5,707
* WellPoint Inc.	84,602	5,447
* Celgene Corp.	87,721	5,435
* Express Scripts Inc.	52,502	5,343
* Thermo Fisher Scientific Inc.	78,149	4,020
Allergan Inc.	58,660	3,832
Becton Dickinson and Co.	44,893	3,534
McKesson Corp.	51,449	3,381
Stryker Corp.	53,871	3,082
* Biogen Idec Inc.	51,452	2,951
Aetna Inc.	82,046	2,881
* Genzyme Corp.	50,822	2,634
* Intuitive Surgical Inc.	7,425	2,585
* St. Jude Medical Inc.	62,015	2,546
Cardinal Health Inc.	68,885	2,482

* Zimmer Holdings Inc.	40,570	2,402
* Boston Scientific Corp.	288,299	2,081
CIGNA Corp.	52,519	1,921
* Forest Laboratories Inc.	57,584	1,806
* Life Technologies Corp.	34,527	1,805
* Hospira Inc.	31,299	1,773
Quest Diagnostics Inc.	28,588	1,666
CR Bard Inc.	18,171	1,574
AmerisourceBergen Corp. Class A	53,780	1,555
* Humana Inc.	32,345	1,513
* Laboratory Corp. of America Holdings	19,941	1,510
* Mylan Inc.	58,279	1,323
* Varian Medical Systems Inc.	23,654	1,309
* DaVita Inc.	19,584	1,242
* Waters Corp.	17,788	1,201
* Millipore Corp.	10,783	1,139
DENTSPLY International Inc.	28,004	976
* Cephalon Inc.	14,218	964
* CareFusion Corp.	33,775	893
* Watson Pharmaceuticals Inc.	20,361	850
* Coventry Health Care Inc.	28,371	701
* King Pharmaceuticals Inc.	47,673	561
Patterson Cos. Inc.	17,840	554
PerkinElmer Inc.	22,396	535
* Tenet Healthcare Corp.	83,194	476
		244,683
Industrials (10.5%)
General Electric Co.	2,034,466	37,027
United Technologies Corp.	178,592	13,146
United Parcel Service Inc. Class B	189,327	12,195
3M Co.	135,789	11,348
Boeing Co.	144,400	10,485
Caterpillar Inc.	119,195	7,491
Emerson Electric Co.	143,511	7,224
Union Pacific Corp.	96,268	7,057
Honeywell International Inc.	145,829	6,602
General Dynamics Corp.	73,641	5,685
FedEx Corp.	59,621	5,569
Lockheed Martin Corp.	60,085	5,000
Deere & Co.	80,915	4,811
Raytheon Co.	72,194	4,124
Danaher Corp.	49,925	3,990
Norfolk Southern Corp.	70,379	3,934
Northrop Grumman Corp.	57,711	3,784
CSX Corp.	74,298	3,782
Illinois Tool Works Inc.	73,681	3,490
Precision Castparts Corp.	27,101	3,434
Waste Management Inc.	92,459	3,183
PACCAR Inc.	69,363	3,006
Eaton Corp.	31,548	2,390
Cummins Inc.	38,457	2,382
L-3 Communications Holdings Inc.	22,130	2,028
Parker Hannifin Corp.	30,708	1,988
Rockwell Collins Inc.	29,952	1,875
Southwest Airlines Co.	141,593	1,872
ITT Corp.	34,789	1,865
Republic Services Inc. Class A	61,662	1,789

CH Robinson Worldwide Inc.	31,699	1,770
Goodrich Corp.	23,779	1,677
Dover Corp.	35,476	1,659
Fluor Corp.	34,149	1,588
Rockwell Automation Inc.	27,258	1,536
Expeditors International of Washington Inc.	40,440	1,493
WW Grainger Inc.	11,744	1,270
Fastenal Co.	24,958	1,198
Flowserve Corp.	10,648	1,174
* First Solar Inc.	9,305	1,141
Textron Inc.	51,690	1,097
* Jacobs Engineering Group Inc.	23,672	1,070
Masco Corp.	68,455	1,062
Roper Industries Inc.	17,957	1,039
Pitney Bowes Inc.	39,458	965
Iron Mountain Inc.	34,508	946
Pall Corp.	22,312	903
* Stericycle Inc.	16,112	878
Equifax Inc.	24,220	867
Robert Half International Inc.	28,239	859
RR Donnelley & Sons Co.	39,259	838
Avery Dennison Corp.	21,508	783
* Quanta Services Inc.	39,994	766
Dun & Bradstreet Corp.	9,642	718
Cintas Corp.	25,050	704
Snap-On Inc.	11,036	478
Ryder System Inc.	10,123	392
* Raytheon Co. Warrants Exp. 06/16/11	727	14
		211,441
Information Technology (18.8%)
Microsoft Corp.	1,454,928	42,586
* Apple Inc.	172,908	40,621
International Business Machines Corp.	247,744	31,773
* Cisco Systems Inc.	1,091,756	28,418
* Google Inc. Class A	46,082	26,129
Hewlett-Packard Co.	448,920	23,860
Intel Corp.	1,053,365	23,448
Oracle Corp.	745,313	19,147
QUALCOMM Inc.	320,543	13,460
Visa Inc. Class A	85,106	7,747
* EMC Corp.	391,432	7,061
Corning Inc.	297,094	6,004
* eBay Inc.	215,522	5,808
Texas Instruments Inc.	236,796	5,794
* Dell Inc.	328,106	4,925
Mastercard Inc. Class A	18,416	4,678
Automatic Data Processing Inc.	96,317	4,283
* Yahoo! Inc.	226,792	3,749
* Adobe Systems Inc.	99,990	3,537
Applied Materials Inc.	256,162	3,453
* Motorola Inc.	441,128	3,097
* Juniper Networks Inc.	100,290	3,077
* Cognizant Technology Solutions Corp. Class A	56,818	2,897
Broadcom Corp. Class A	82,199	2,727
* Symantec Corp.	153,554	2,598
Xerox Corp.	257,930	2,515
* Agilent Technologies Inc.	66,558	2,289

Western Union Co.	130,094	2,206
* NetApp Inc.	65,733	2,140
* Intuit Inc.	59,846	2,055
Paychex Inc.	61,385	1,885
* NVIDIA Corp.	105,847	1,840
CA Inc.	75,254	1,766
* Western Digital Corp.	43,668	1,703
* Micron Technology Inc.	162,240	1,686
* Citrix Systems Inc.	35,144	1,668
Analog Devices Inc.	56,797	1,637
* Computer Sciences Corp.	29,196	1,591
* Salesforce.com Inc.	20,898	1,556
* SanDisk Corp.	43,531	1,507
Fidelity National Information Services Inc.	62,960	1,476
* Fiserv Inc.	28,965	1,470
Amphenol Corp. Class A	33,150	1,399
Altera Corp.	56,765	1,380
Xilinx Inc.	52,790	1,346
* BMC Software Inc.	34,947	1,328
* Autodesk Inc.	43,771	1,288
* McAfee Inc.	30,100	1,208
Linear Technology Corp.	42,518	1,202
Harris Corp.	25,041	1,189
* Electronic Arts Inc.	62,060	1,158
* Red Hat Inc.	35,768	1,047
* SAIC Inc.	58,355	1,033
* Akamai Technologies Inc.	32,652	1,026
KLA-Tencor Corp.	32,893	1,017
* Advanced Micro Devices Inc.	107,342	995
Microchip Technology Inc.	35,007	986
* Teradata Corp.	31,722	916
* VeriSign Inc.	34,964	909
* FLIR Systems Inc.	29,063	820
* LSI Corp.	124,527	762
* MEMC Electronic Materials Inc.	42,918	658
National Semiconductor Corp.	45,253	654
Jabil Circuit Inc.	36,941	598
Total System Services Inc.	37,908	594
Tellabs Inc.	73,158	554
Molex Inc.	26,029	543
* Lexmark International Inc. Class A	14,916	538
* JDS Uniphase Corp.	42,735	535
* Novellus Systems Inc.	18,189	455
* QLogic Corp.	21,896	444
* Monster Worldwide Inc.	24,121	401
* Novell Inc.	66,359	397
* Teradyne Inc.	33,437	374
* Compuware Corp.	44,074	370
		379,991
Materials (3.5%)
Monsanto Co.	103,975	7,426
Freeport-McMoRan Copper & Gold Inc.	82,039	6,854
Dow Chemical Co.	219,406	6,488
EI du Pont de Nemours & Co.	172,191	6,412
Praxair Inc.	58,488	4,854
Newmont Mining Corp.	93,503	4,762
Air Products & Chemicals Inc.	40,540	2,998

Alcoa Inc.	194,553	2,770
Nucor Corp.	60,068	2,726
PPG Industries Inc.	31,592	2,066
International Paper Co.	82,680	2,035
Ecolab Inc.	44,937	1,975
Cliffs Natural Resources Inc.	25,818	1,832
Weyerhaeuser Co.	40,266	1,823
United States Steel Corp.	27,287	1,733
Sigma-Aldrich Corp.	23,146	1,242
Vulcan Materials Co.	24,177	1,142
* Owens-Illinois Inc.	32,069	1,140
Allegheny Technologies Inc.	18,773	1,014
Airgas Inc.	15,714	1,000
Ball Corp.	18,036	963
Eastman Chemical Co.	13,853	882
CF Industries Holdings Inc.	9,294	847
FMC Corp.	13,847	838
MeadWestvaco Corp.	32,778	837
International Flavors & Fragrances Inc.	15,142	722
Sealed Air Corp.	30,516	643
* Pactiv Corp.	25,342	638
Bemis Co. Inc.	20,781	597
AK Steel Holding Corp.	21,000	480
* Titanium Metals Corp.	16,200	269
		70,008
Telecommunication Services (2.8%)
AT&T Inc.	1,125,385	29,080
Verizon Communications Inc.	540,742	16,774
* American Tower Corp. Class A	76,821	3,273
* Sprint Nextel Corp.	566,745	2,154
CenturyTel Inc.	57,219	2,029
Qwest Communications International Inc.	283,447	1,479
Windstream Corp.	87,127	949
Frontier Communications Corp.	60,036	447
* MetroPCS Communications Inc.	50,092	355
		56,540
Utilities (3.5%)
Exelon Corp.	125,837	5,513
Southern Co.	156,517	5,190
Dominion Resources Inc.	114,477	4,706
Duke Energy Corp.	249,820	4,077
FPL Group Inc.	78,866	3,812
American Electric Power Co. Inc.	91,162	3,116
PG&E Corp.	70,765	3,002
Entergy Corp.	36,021	2,930
Public Service Enterprise Group Inc.	96,532	2,850
Consolidated Edison Inc.	53,556	2,385
Sempra Energy	46,994	2,345
FirstEnergy Corp.	58,130	2,272
Progress Energy Inc.	54,349	2,139
Edison International	62,109	2,122
PPL Corp.	71,950	1,994
Xcel Energy Inc.	87,117	1,847
Questar Corp.	33,282	1,438
DTE Energy Co.	31,430	1,402
* AES Corp.	127,411	1,401
Constellation Energy Group Inc.	38,237	1,342

Ameren Corp.			45,211	1,179
EQT Corp.			27,453	1,126
Wisconsin Energy Corp.			22,245	1,099
CenterPoint Energy Inc.			74,517	1,070
* NRG Energy Inc.			50,002	1,045
Northeast Utilities			33,456	925
Oneok Inc.			20,088	917
NiSource Inc.			52,772	834
SCANA Corp.			21,251	799
Allegheny Energy Inc.			32,472	747
Pepco Holdings Inc.			42,516	729
Pinnacle West Capital Corp.			19,257	727
Integrys Energy Group Inc.			14,622	693
CMS Energy Corp.			44,081	681
TECO Energy Inc.			41,049	652
Nicor Inc.			8,638	362
				69,468
Total Common Stocks (Cost $2,133,575)				2,013,939
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.183%		3,473,128	3,473

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.260%	9/1/10	100	100
[4,5] Fannie Mae Discount Notes	0.300%	9/8/10	200	200
[4,5] Freddie Mac Discount Notes	0.230%	6/21/10	300	300
				600
Total Temporary Cash Investments (Cost $4,073)				4,073
Total Investments (100.1%) (Cost $2,137,648)				2,018,012
Other Assets and Liabilities-Net (-0.1%)[2]				(1,274)
Net Assets (100%)				2,016,738

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $943,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Includes $974,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Vanguard Equity Index Portfolio

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P 500 Index	June 2010	7	2,039	36
E-mini S&P 500 Index	June 2010	12	699	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Equity Index Portfolio

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,013,939	-	-
Temporary Cash Investments	3,473	600	-
Futures Contracts—Assets[1]	8	-	-
Futures Contracts—Liabilities[1]	(27)	-	-
Total	2,017,393	600	-
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the cost of investment securities for tax purposes was $2,137,648,000. Net unrealized depreciation of investment securities for tax purposes was $119,636,000, consisting of unrealized gains of $266,785,000 on securities that had risen in value since their purchase and $386,421,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)[1]
Consumer Discretionary (10.1%)
* Kohl's Corp.	103,265	5,657
Johnson Controls Inc.	139,400	4,599
Target Corp.	55,900	2,940
McDonald's Corp.	30,900	2,062
* Ford Motor Co.	160,100	2,013
* O'Reilly Automotive Inc.	44,600	1,860
Yum! Brands Inc.	44,700	1,713
* Discovery Communications Inc. Class A	48,800	1,649
Comcast Corp. Class A	82,200	1,547
* Hyatt Hotels Corp. Class A	23,100	900
Walt Disney Co.	23,400	817
Home Depot Inc.	20,500	663
		26,420
Consumer Staples (5.7%)
PepsiCo Inc.	99,400	6,576
Costco Wholesale Corp.	53,900	3,218
Colgate-Palmolive Co.	25,650	2,187
Mead Johnson Nutrition Co.	26,200	1,363
CVS Caremark Corp.	30,100	1,101
Wal-Mart Stores Inc.	6,050	337
		14,782
Energy (7.4%)
Schlumberger Ltd.	139,140	8,830
Noble Energy Inc.	37,800	2,759
* Cameron International Corp.	51,520	2,208
Occidental Petroleum Corp.	22,500	1,902
EOG Resources Inc.	15,860	1,474
Suncor Energy Inc.	36,000	1,172
Apache Corp.	10,360	1,052
		19,397
Exchange-Traded Fund (0.2%)
^,2 Vanguard Growth ETF	8,500	472

Financials (12.0%)
Goldman Sachs Group Inc.	51,700	8,822
JPMorgan Chase & Co.	190,900	8,543
Bank of America Corp.	215,600	3,848
Franklin Resources Inc.	29,650	3,288
CME Group Inc.	9,716	3,071
Invesco Ltd.	81,800	1,792
Credit Suisse Group AG ADR	26,200	1,346
Principal Financial Group Inc.	20,800	608
		31,318
Health Care (15.7%)
Alcon Inc.	52,740	8,521
* Gilead Sciences Inc.	150,510	6,845
Baxter International Inc.	107,620	6,264

* Celgene Corp.	64,300	3,984
Teva Pharmaceutical Industries Ltd. ADR	60,010	3,785
* Thermo Fisher Scientific Inc.	57,750	2,971
* Medco Health Solutions Inc.	37,800	2,440
Covidien PLC	47,600	2,393
Allergan Inc.	27,870	1,820
* Vertex Pharmaceuticals Inc.	31,900	1,304
* Express Scripts Inc.	4,600	468
		40,795
Industrials (11.9%)
Danaher Corp.	73,895	5,905
Illinois Tool Works Inc.	98,100	4,646
United Parcel Service Inc. Class B	50,590	3,258
Goodrich Corp.	39,700	2,800
Cooper Industries PLC	52,000	2,493
Rockwell Automation Inc.	38,700	2,181
Dover Corp.	45,600	2,132
WW Grainger Inc.	17,900	1,935
Manpower Inc.	25,100	1,434
Roper Industries Inc.	24,270	1,404
JB Hunt Transport Services Inc.	37,540	1,347
* Vestas Wind Systems A/S ADR	50,400	911
FedEx Corp.	6,100	570
		31,016
Information Technology (31.2%)
* Apple Inc.	70,006	16,446
* Google Inc. Class A	24,470	13,875
Hewlett-Packard Co.	182,970	9,725
Microsoft Corp.	330,915	9,686
Intel Corp.	295,580	6,579
* EMC Corp.	311,400	5,618
Broadcom Corp. Class A	115,100	3,819
* Cisco Systems Inc.	129,110	3,361
QUALCOMM Inc.	73,435	3,083
* eBay Inc.	106,900	2,881
* McAfee Inc.	52,500	2,107
KLA-Tencor Corp.	65,700	2,031
* Research In Motion Ltd.	15,900	1,176
Amphenol Corp. Class A	19,075	805
		81,192
Materials (3.5%)
Freeport-McMoRan Copper & Gold Inc.	36,200	3,024
Praxair Inc.	27,420	2,276
Dow Chemical Co.	52,900	1,564
ArcelorMittal	34,700	1,524
Air Products & Chemicals Inc.	4,900	362
Vale SA Class B ADR	9,600	309
		9,059
Total Common Stocks (Cost $231,251)		254,451

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.8%)
[3,4] Vanguard Market Liquidity Fund	0.183%		7,158,204	7,158

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Freddie Mac Discount Notes	0.320%	9/7/10	550	550
Total Temporary Cash Investments (Cost $7,708)				7,708
Total Investments (100.7%) (Cost $238,959)				262,159
Other Assets and Liabilities-Net (-0.7%)[4]				(1,788)
Net Assets (100%)				260,371

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $311,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $319,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
6 Securities with a value of $550,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Vanguard Growth Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short) (Depreciation)
S&P 500 Index	June 2010	16	4,661	95
S&P MidCap 400 Index	June 2010	4	1,576	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	254,451	—	—
Temporary Cash Investments	7,158	550	—
Futures Contracts—Liabilities[1]	(25)	—	—
Total	261,584	550	—
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the cost of investment securities for tax purposes was $238,959,000. Net unrealized appreciation of investment securities for tax purposes was $23,200,000, consisting of unrealized gains of $29,276,000 on securities that had risen in value since their purchase and $6,076,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments

As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.9%)
* priceline.com Inc.	14,649	3,735
Starwood Hotels & Resorts Worldwide Inc.	65,698	3,064
* Liberty Media Corp. - Interactive	199,276	3,051
Mattel Inc.	126,890	2,885
Genuine Parts Co.	56,083	2,369
Ltd Brands Inc.	96,026	2,364
Ross Stores Inc.	43,914	2,348
Nordstrom Inc.	57,268	2,339
Harley-Davidson Inc.	82,335	2,311
Whirlpool Corp.	26,041	2,272
H&R Block Inc.	117,747	2,096
Cablevision Systems Corp. Class A	86,728	2,094
Darden Restaurants Inc.	46,514	2,072
Tiffany & Co.	43,532	2,067
* O'Reilly Automotive Inc.	48,099	2,006
Wynn Resorts Ltd.	25,975	1,970
* CarMax Inc.	78,006	1,960
International Game Technology	103,590	1,911
* Dollar Tree Inc.	30,984	1,835
Expedia Inc.	69,424	1,733
Virgin Media Inc.	98,267	1,696
Family Dollar Stores Inc.	46,223	1,692
Polo Ralph Lauren Corp. Class A	19,870	1,690
* Urban Outfitters Inc.	44,281	1,684
Hasbro Inc.	43,673	1,672
Wyndham Worldwide Corp.	62,614	1,611
* Royal Caribbean Cruises Ltd.	48,788	1,610
* Discovery Communications Inc. Class A	47,371	1,601
* BorgWarner Inc.	40,948	1,563
* Autoliv Inc.	29,857	1,539
Newell Rubbermaid Inc.	97,611	1,484
* Discovery Communications Inc.	49,861	1,466
DeVry Inc.	22,440	1,463
* ITT Educational Services Inc.	12,963	1,458
* NVR Inc.	1,984	1,441
* Interpublic Group of Cos. Inc.	170,851	1,421
Scripps Networks Interactive Inc. Class A	31,829	1,412
Abercrombie & Fitch Co.	30,836	1,407
Advance Auto Parts Inc.	33,257	1,394
PetSmart Inc.	43,479	1,390
Gannett Co. Inc.	82,820	1,368
* Pulte Group Inc.	120,346	1,354
DR Horton Inc.	100,509	1,266
* Chipotle Mexican Grill Inc. Class A	11,153	1,257
American Eagle Outfitters Inc.	65,633	1,216
* GameStop Corp. Class A	54,859	1,202
* NetFlix Inc.	16,269	1,200
^ Strayer Education Inc.	4,913	1,196
* MGM Mirage	93,132	1,118

* Mohawk Industries Inc.	20,458	1,113
Leggett & Platt Inc.	50,654	1,096
* Harman International Industries Inc.	23,153	1,083
* Goodyear Tire & Rubber Co.	80,591	1,019
* Toll Brothers Inc.	48,117	1,001
* Liberty Media Corp. - Starz	17,403	952
Washington Post Co. Class B	2,140	951
Guess? Inc.	19,478	915
* LKQ Corp.	44,625	906
Lennar Corp. Class A	48,622	837
Foot Locker Inc.	54,807	824
* AutoNation Inc.	39,781	719
Burger King Holdings Inc.	33,155	705
Brinker International Inc.	36,020	694
* Lamar Advertising Co. Class A	20,216	694
Wendy's/Arby's Group Inc. Class A	137,887	689
* Penn National Gaming Inc.	23,427	651
* Hyatt Hotels Corp. Class A	13,336	520
Weight Watchers International Inc.	12,068	308
* Clear Channel Outdoor Holdings Inc. Class A	14,319	152
Lennar Corp. Class B	4,820	67
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	570	—
		104,249
Consumer Staples (4.7%)
Mead Johnson Nutrition Co.	71,736	3,732
Dr Pepper Snapple Group Inc.	89,200	3,137
Bunge Ltd.	47,038	2,899
Estee Lauder Cos. Inc. Class A	39,546	2,565
JM Smucker Co.	41,755	2,516
Tyson Foods Inc. Class A	102,304	1,959
* Whole Foods Market Inc.	50,763	1,835
Church & Dwight Co. Inc.	24,676	1,652
McCormick & Co. Inc.	41,694	1,599
* Energizer Holdings Inc.	23,256	1,460
* Ralcorp Holdings Inc.	19,900	1,349
SUPERVALU Inc.	74,539	1,243
* Hansen Natural Corp.	26,552	1,152
* Constellation Brands Inc. Class A	69,677	1,146
Hormel Foods Corp.	25,813	1,084
* Smithfield Foods Inc.	52,121	1,081
* Dean Foods Co.	63,254	993
Alberto-Culver Co. Class B	31,045	812
Flowers Foods Inc.	29,104	720
		32,934
Energy (7.9%)
* Cameron International Corp.	85,779	3,676
Consol Energy Inc.	77,173	3,292
* FMC Technologies Inc.	42,837	2,769
El Paso Corp.	246,483	2,672
Range Resources Corp.	55,324	2,593
* Newfield Exploration Co.	46,653	2,428
Pioneer Natural Resources Co.	40,493	2,281
* Denbury Resources Inc.	132,605	2,237
BJ Services Co.	103,060	2,205
* Petrohawk Energy Corp.	105,620	2,142
* Alpha Natural Resources Inc.	42,182	2,104
* Nabors Industries Ltd.	99,492	1,953

* Pride International Inc.	61,288	1,845
Massey Energy Co.	33,473	1,750
Cimarex Energy Co.	29,292	1,739
* Kinder Morgan Management LLC	26,980	1,582
* Plains Exploration & Production Co.	48,835	1,465
Helmerich & Payne Inc.	36,989	1,409
* Concho Resources Inc.	26,938	1,357
Cabot Oil & Gas Corp.	36,321	1,337
Arch Coal Inc.	56,925	1,301
Sunoco Inc.	41,163	1,223
* Oceaneering International Inc.	19,262	1,223
* Rowan Cos. Inc.	39,882	1,161
EXCO Resources Inc.	63,034	1,159
* Forest Oil Corp.	37,475	968
* Dresser-Rand Group Inc.	28,971	910
Tidewater Inc.	18,164	859
Patterson-UTI Energy Inc.	53,842	752
Tesoro Corp.	49,306	685
* Quicksilver Resources Inc.	41,605	585
* Continental Resources Inc.	11,950	508
* SandRidge Energy Inc.	54,208	417
* CNX Gas Corp.	10,689	407
* Cobalt International Energy Inc.	23,300	317
		55,311
Financials (18.6%)
Hartford Financial Services Group Inc.	146,790	4,172
Fifth Third Bancorp	265,552	3,609
HCP Inc.	102,887	3,395
Regions Financial Corp.	417,590	3,278
Lincoln National Corp.	105,991	3,254
Host Hotels & Resorts Inc.	221,816	3,250
* Genworth Financial Inc. Class A	171,433	3,144
Unum Group	116,490	2,885
Discover Financial Services	190,492	2,838
Ventas Inc.	54,880	2,606
AvalonBay Communities Inc.	28,549	2,465
* IntercontinentalExchange Inc.	21,838	2,450
KeyCorp	308,284	2,389
New York Community Bancorp Inc.	141,202	2,335
Comerica Inc.	61,176	2,327
XL Capital Ltd. Class A	120,143	2,271
Plum Creek Timber Co. Inc.	57,261	2,228
Kimco Realty Corp.	141,053	2,206
ProLogis	166,033	2,192
* SLM Corp.	166,690	2,087
People's United Financial Inc.	131,413	2,055
Health Care REIT Inc.	43,113	1,950
PartnerRe Ltd.	23,567	1,879
Willis Group Holdings PLC	59,171	1,851
Everest Re Group Ltd.	21,162	1,713
Legg Mason Inc.	56,750	1,627
* Arch Capital Group Ltd.	20,826	1,588
Cincinnati Financial Corp.	54,311	1,570
Federal Realty Investment Trust	21,507	1,566
SL Green Realty Corp.	27,138	1,554
Torchmark Corp.	29,030	1,553
Axis Capital Holdings Ltd.	47,600	1,488

*,^ American International Group Inc.		42,637	1,456
	Assurant Inc.	41,097	1,413
	Marshall & Ilsley Corp.	175,179	1,410
	AMB Property Corp.	51,481	1,402
*	CB Richard Ellis Group Inc. Class A	87,542	1,388
	Nationwide Health Properties Inc.	39,376	1,384
	Digital Realty Trust Inc.	25,531	1,384
	Huntington Bancshares Inc.	251,361	1,350
	Liberty Property Trust	39,628	1,345
	Reinsurance Group of America Inc. Class A	25,599	1,344
	WR Berkley Corp.	50,890	1,328
	Eaton Vance Corp.	38,978	1,307
	Macerich Co.	33,822	1,296
	Rayonier Inc.	27,896	1,267
	RenaissanceRe Holdings Ltd.	21,923	1,244
*	Markel Corp.	3,274	1,227
	Assured Guaranty Ltd.	55,175	1,212
	Transatlantic Holdings Inc.	22,558	1,191
*	Affiliated Managers Group Inc.	14,722	1,163
	Regency Centers Corp.	31,013	1,162
	Fidelity National Financial Inc. Class A	76,714	1,137
	Realty Income Corp.	36,597	1,123
*	First Horizon National Corp.	79,217	1,113
*	NASDAQ OMX Group Inc.	51,755	1,093
	HCC Insurance Holdings Inc.	39,585	1,093
	First American Corp.	31,752	1,074
	Old Republic International Corp.	84,295	1,069
	Cullen/Frost Bankers Inc.	18,969	1,058
*	St. Joe Co.	32,413	1,049
	Hospitality Properties Trust	43,246	1,036
	SEI Investments Co.	46,761	1,027
	Commerce Bancshares Inc.	24,733	1,018
	Zions Bancorporation	46,015	1,004
	White Mountains Insurance Group Ltd.	2,798	993
	Duke Realty Corp.	78,687	976
	UDR Inc.	53,542	944
	Raymond James Financial Inc.	34,538	924
	Janus Capital Group Inc.	64,004	915
	Validus Holdings Ltd.	32,186	886
	Weingarten Realty Investors	40,019	863
	Federated Investors Inc. Class B	32,406	855
	Jefferies Group Inc.	35,403	838
	City National Corp.	15,396	831
	Associated Banc-Corp	55,828	770
	Brown & Brown Inc.	42,375	759
	American Financial Group Inc.	26,528	755
	TCF Financial Corp.	44,111	703
	Greenhill & Co. Inc.	7,963	654
	BOK Financial Corp.	9,515	499
	TFS Financial Corp.	32,341	432
	Mercury General Corp.	9,679	423
	Capitol Federal Financial	7,849	294
			130,256
Health Care (11.3%)
*	Intuitive Surgical Inc.	13,415	4,670
*	Life Technologies Corp.	62,615	3,273
*	Hospira Inc.	56,962	3,227

AmerisourceBergen Corp. Class A	101,256	2,928
* Humana Inc.	59,640	2,789
* Vertex Pharmaceuticals Inc.	67,621	2,764
* Mylan Inc.	107,262	2,436
* Varian Medical Systems Inc.	43,678	2,417
* DaVita Inc.	35,933	2,278
* Waters Corp.	33,233	2,245
* Cerner Corp.	24,353	2,071
* Millipore Corp.	19,526	2,062
* Edwards Lifesciences Corp.	19,856	1,963
* Human Genome Sciences Inc.	63,387	1,914
* Henry Schein Inc.	31,808	1,873
* Cephalon Inc.	26,169	1,774
DENTSPLY International Inc.	50,655	1,765
* CareFusion Corp.	66,140	1,748
* Illumina Inc.	43,839	1,705
* Alexion Pharmaceuticals Inc.	31,131	1,693
* Hologic Inc.	90,603	1,680
* Dendreon Corp.	45,932	1,675
* ResMed Inc.	26,304	1,674
Perrigo Co.	27,288	1,602
Beckman Coulter Inc.	24,347	1,529
* Watson Pharmaceuticals Inc.	35,320	1,475
* Covance Inc.	22,535	1,383
* Mettler-Toledo International Inc.	11,794	1,288
* Coventry Health Care Inc.	52,043	1,287
* Community Health Systems Inc.	32,629	1,205
* IDEXX Laboratories Inc.	20,602	1,186
Omnicare Inc.	41,870	1,185
Universal Health Services Inc. Class B	31,896	1,119
* Amylin Pharmaceuticals Inc.	49,699	1,118
* Inverness Medical Innovations Inc.	27,793	1,083
* Lincare Holdings Inc.	23,889	1,072
* Kinetic Concepts Inc.	22,416	1,072
* King Pharmaceuticals Inc.	86,975	1,023
* Warner Chilcott PLC Class A	39,658	1,013
Patterson Cos. Inc.	32,174	999
* Endo Pharmaceuticals Holdings Inc.	41,187	976
* Charles River Laboratories International Inc.	23,113	909
* Health Net Inc.	36,460	907
Pharmaceutical Product Development Inc.	37,415	889
* Gen-Probe Inc.	17,163	858
* Myriad Genetics Inc.	33,718	811
Techne Corp.	12,394	789
* Abraxis Bioscience Inc.	2,810	145
		79,547
Industrials (12.4%)
* Delta Air Lines Inc.	273,569	3,991
Rockwell Collins Inc.	55,200	3,455
Goodrich Corp.	43,710	3,082
Dover Corp.	65,248	3,050
Rockwell Automation Inc.	49,998	2,818
Cooper Industries PLC	58,468	2,803
WW Grainger Inc.	22,181	2,398
Fastenal Co.	46,759	2,244
* McDermott International Inc.	80,816	2,176
Flowserve Corp.	19,553	2,156

	Joy Global Inc.	35,945	2,034
	Textron Inc.	95,267	2,023
*	Jacobs Engineering Group Inc.	43,597	1,970
	Masco Corp.	126,374	1,961
	Roper Industries Inc.	31,937	1,847
	Pitney Bowes Inc.	72,590	1,775
	Iron Mountain Inc.	64,351	1,763
	Bucyrus International Inc. Class A	26,412	1,743
	Pall Corp.	40,981	1,659
	Equifax Inc.	44,507	1,593
	Manpower Inc.	27,520	1,572
	AMETEK Inc.	37,812	1,568
	RR Donnelley & Sons Co.	72,241	1,542
	Robert Half International Inc.	50,417	1,534
*	Stericycle Inc.	28,087	1,531
*	URS Corp.	29,397	1,458
*	Quanta Services Inc.	73,524	1,409
	Cintas Corp.	48,418	1,360
	Dun & Bradstreet Corp.	18,260	1,359
	Avery Dennison Corp.	35,540	1,294
	KBR Inc.	56,451	1,251
*	Kansas City Southern	33,699	1,219
*	Foster Wheeler AG	44,551	1,209
	Pentair Inc.	32,726	1,166
*	AGCO Corp.	32,425	1,163
	Donaldson Co. Inc.	25,705	1,160
	SPX Corp.	17,323	1,149
	JB Hunt Transport Services Inc.	31,162	1,118
*	AMR Corp.	117,001	1,066
*	Owens Corning	40,391	1,028
*	Shaw Group Inc.	29,389	1,012
*	Navistar International Corp.	22,400	1,002
*	Verisk Analytics Inc. Class A	35,325	996
*	Alliant Techsystems Inc.	11,566	940
	Harsco Corp.	28,207	901
*	Aecom Technology Corp.	31,591	896
*	Copart Inc.	25,066	892
*	Terex Corp.	37,979	863
*	Spirit Aerosystems Holdings Inc. Class A	36,876	862
	MSC Industrial Direct Co. Class A	15,590	791
*	IHS Inc. Class A	14,451	773
	Ryder System Inc.	19,727	765
*	Covanta Holding Corp.	43,523	725
*	FTI Consulting Inc.	18,220	716
*	WABCO Holdings Inc.	22,588	676
*	Hertz Global Holdings Inc.	64,850	648
*,^ SunPower Corp. Class A		19,187	363
*	SunPower Corp. Class B	14,817	248
			86,766
Information Technology (15.6%)
*	Marvell Technology Group Ltd.	185,813	3,787
*	Seagate Technology	174,738	3,191
*	Micron Technology Inc.	298,249	3,099
*	Western Digital Corp.	79,098	3,084
*	Citrix Systems Inc.	64,285	3,052
*	Salesforce.com Inc.	39,499	2,941
*	Computer Sciences Corp.	53,443	2,912

* SanDisk Corp.	80,169	2,776
* Fiserv Inc.	54,098	2,746
Amphenol Corp. Class A	60,241	2,542
Altera Corp.	103,834	2,524
* Cree Inc.	35,430	2,488
Xilinx Inc.	97,345	2,482
* SAIC Inc.	139,540	2,470
* BMC Software Inc.	64,451	2,449
* Autodesk Inc.	80,635	2,372
* Flextronics International Ltd.	285,022	2,235
* McAfee Inc.	55,438	2,225
Linear Technology Corp.	78,320	2,215
Harris Corp.	46,139	2,191
Maxim Integrated Products Inc.	107,207	2,079
* Red Hat Inc.	65,992	1,932
* Akamai Technologies Inc.	60,223	1,892
KLA-Tencor Corp.	60,041	1,856
* Advanced Micro Devices Inc.	200,058	1,854
Microchip Technology Inc.	64,494	1,816
* VeriSign Inc.	67,546	1,757
* Teradata Corp.	60,219	1,740
* F5 Networks Inc.	27,810	1,711
* Lam Research Corp.	44,597	1,664
* Avnet Inc.	53,235	1,597
* FLIR Systems Inc.	53,352	1,504
* LSI Corp.	229,431	1,404
* ANSYS Inc.	31,072	1,340
* Sybase Inc.	28,643	1,335
* Equinix Inc.	13,688	1,332
Global Payments Inc.	28,488	1,298
Lender Processing Services Inc.	33,580	1,268
* Arrow Electronics Inc.	42,040	1,267
* Nuance Communications Inc.	73,505	1,223
* Trimble Navigation Ltd.	42,283	1,214
National Semiconductor Corp.	83,643	1,209
* MEMC Electronic Materials Inc.	78,319	1,201
* Alliance Data Systems Corp.	18,366	1,175
* Hewitt Associates Inc. Class A	29,526	1,174
Factset Research Systems Inc.	15,802	1,159
* Synopsys Inc.	51,053	1,142
* ON Semiconductor Corp.	141,619	1,133
* Dolby Laboratories Inc. Class A	18,815	1,104
Jabil Circuit Inc.	64,040	1,037
Broadridge Financial Solutions Inc.	48,212	1,031
* Lexmark International Inc. Class A	27,453	990
Tellabs Inc.	128,471	972
* AOL Inc.	37,848	957
Total System Services Inc.	58,851	922
* Ingram Micro Inc.	51,678	907
* Novellus Systems Inc.	34,077	852
* Brocade Communications Systems Inc.	146,750	838
* NCR Corp.	55,799	770
* IAC/InterActiveCorp	33,607	764
Molex Inc.	31,738	662
Intersil Corp. Class A	43,046	635
* Cadence Design Systems Inc.	94,148	627
* Avago Technologies Ltd.	29,097	598
DST Systems Inc.	14,006	581

Molex Inc. Class A	16,068	284
		109,588
Materials (7.0%)
Cliffs Natural Resources Inc.	47,656	3,381
United States Steel Corp.	50,381	3,200
Sigma-Aldrich Corp.	42,753	2,294
Lubrizol Corp.	23,962	2,198
* Owens-Illinois Inc.	59,073	2,099
Vulcan Materials Co.	43,934	2,075
Walter Energy Inc.	18,569	1,713
Ball Corp.	31,382	1,675
Allegheny Technologies Inc.	31,014	1,674
Airgas Inc.	25,933	1,650
Eastman Chemical Co.	25,575	1,629
Terra Industries Inc.	35,053	1,604
Celanese Corp. Class A	50,342	1,603
MeadWestvaco Corp.	60,129	1,536
* Crown Holdings Inc.	56,329	1,519
CF Industries Holdings Inc.	16,149	1,473
FMC Corp.	24,169	1,463
International Flavors & Fragrances Inc.	27,635	1,317
Martin Marietta Materials Inc.	15,615	1,305
Steel Dynamics Inc.	68,262	1,193
Sealed Air Corp.	55,945	1,179
Nalco Holding Co.	48,449	1,179
* Pactiv Corp.	46,541	1,172
Reliance Steel & Aluminum Co.	23,176	1,141
Albemarle Corp.	25,742	1,097
Bemis Co. Inc.	37,905	1,089
Sonoco Products Co.	35,226	1,085
Valspar Corp.	33,621	991
AK Steel Holding Corp.	38,465	879
Scotts Miracle-Gro Co. Class A	16,223	752
* Titanium Metals Corp.	41,096	682
Commercial Metals Co.	39,417	594
Greif Inc. Class A	8,536	469
		48,910
Telecommunication Services (1.3%)
* NII Holdings Inc.	58,386	2,433
Windstream Corp.	153,471	1,671
* SBA Communications Corp. Class A	36,861	1,330
* Level 3 Communications Inc.	577,017	935
Frontier Communications Corp.	109,450	814
Telephone & Data Systems Inc.	19,238	651
* MetroPCS Communications Inc.	86,617	613
Telephone & Data Systems Inc. - Special Common Shares	14,085	420
* United States Cellular Corp.	6,588	273
		9,140
Utilities (6.1%)
Questar Corp.	61,259	2,646
DTE Energy Co.	57,987	2,586
Wisconsin Energy Corp.	41,062	2,029
EQT Corp.	48,066	1,971
* NRG Energy Inc.	90,071	1,883
CenterPoint Energy Inc.	130,287	1,871
Northeast Utilities	61,676	1,705
Oneok Inc.	35,124	1,603

SCANA Corp.			40,974	1,540
NiSource Inc.			96,931	1,532
* Calpine Corp.			124,376	1,479
Allegheny Energy Inc.			59,654	1,372
MDU Resources Group Inc.			62,772	1,355
Pinnacle West Capital Corp.			35,501	1,340
Pepco Holdings Inc.			77,941	1,337
American Water Works Co. Inc.			61,415	1,336
NSTAR			37,423	1,326
OGE Energy Corp.			33,923	1,321
Alliant Energy Corp.			38,794	1,290
National Fuel Gas Co.			25,441	1,286
Integrys Energy Group Inc.			26,869	1,273
CMS Energy Corp.			80,459	1,244
DPL Inc.			42,012	1,142
TECO Energy Inc.			71,505	1,136
Energen Corp.			23,954	1,115
NV Energy Inc.			82,236	1,014
UGI Corp.			38,148	1,012
Aqua America Inc.			47,772	839
* Mirant Corp.			51,137	555
* RRI Energy Inc.			123,676	456
* Dynegy Inc. Class A			178,074	224
				42,818
Total Common Stocks (Cost $727,421)				699,519
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.183%		3,535,274	3,535

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.320%	9/7/10	150	150
Total Temporary Cash Investments (Cost $3,685)				3,685
Total Investments (100.3%) (Cost $731,106)				703,204
Other Assets and Liabilities-Net (-0.3%)[3]				(2,366)
Net Assets (100%)				700,838

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,077,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,136,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $150,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Vanguard Mid-Cap Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2010	11	867	6
S&P MidCap 400 Index	June 2010	2	788	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Mid-Cap Index Portfolio

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	699,519	-	-
Temporary Cash Investments	3,535	150	-
Futures Contracts—Liabilities[1]	(9)	-	-
Total	703,045	150	-
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the cost of investment securities for tax purposes was $731,106,000. Net unrealized depreciation of investment securities for tax purposes was $27,902,000, consisting of unrealized gains of $92,878,000 on securities that had risen in value since their purchase and $120,780,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (8.7%)
Vornado Realty Trust	243,378	18,424
Liberty Property Trust	168,796	5,729
Washington Real Estate Investment Trust	89,544	2,736
PS Business Parks Inc.	29,175	1,558
Colonial Properties Trust	94,411	1,216
Cousins Properties Inc.	136,155	1,131
Investors Real Estate Trust	107,876	973
CapLease Inc.	77,772	432
Winthrop Realty Trust	20,194	243
* Gramercy Capital Corp.	62,152	173
		32,615
Industrial REITs (5.7%)
ProLogis	709,775	9,369
AMB Property Corp.	219,275	5,973
DCT Industrial Trust Inc.	310,598	1,624
EastGroup Properties Inc.	39,014	1,472
DuPont Fabros Technology Inc.	62,692	1,354
First Potomac Realty Trust	54,273	816
* First Industrial Realty Trust Inc.	87,459	679
		21,287
Office REITs (17.1%)
Boston Properties Inc.	208,071	15,697
SL Green Realty Corp.	115,788	6,631
Digital Realty Trust Inc.	108,969	5,906
Alexandria Real Estate Equities Inc.	66,210	4,476
Duke Realty Corp.	335,618	4,162
Mack-Cali Realty Corp.	117,922	4,157
Corporate Office Properties Trust SBI	87,358	3,506
Highwoods Properties Inc.	106,499	3,379
HRPT Properties Trust	380,811	2,963
BioMed Realty Trust Inc.	147,155	2,434
Brandywine Realty Trust	192,681	2,353
Douglas Emmett Inc.	145,846	2,242
Kilroy Realty Corp.	64,564	1,991
Franklin Street Properties Corp.	107,730	1,554
Lexington Realty Trust	166,117	1,081
Government Properties Income Trust	32,463	844
Parkway Properties Inc.	32,636	613
		63,989
Residential REITs (15.2%)
Equity Residential	414,238	16,217
AvalonBay Communities Inc.	122,046	10,539
UDR Inc.	229,020	4,040
Camden Property Trust	96,245	4,007
Essex Property Trust Inc.	43,715	3,932
Apartment Investment & Management Co.	175,327	3,228
BRE Properties Inc.	81,467	2,912
Home Properties Inc.	50,196	2,349

Equity Lifestyle Properties Inc.	43,333	2,335
Mid-America Apartment Communities Inc.	43,334	2,244
American Campus Communities Inc.	78,055	2,159
Post Properties Inc.	72,782	1,603
Sun Communities Inc.	26,794	675
Education Realty Trust Inc.	85,141	489
		56,729
Retail REITs (25.5%)
Simon Property Group Inc.	428,120	35,919
Kimco Realty Corp.	602,579	9,424
Federal Realty Investment Trust	91,713	6,678
Macerich Co.	147,670	5,657
Regency Centers Corp.	132,312	4,958
^ Realty Income Corp.	156,305	4,797
Developers Diversified Realty Corp.	310,787	3,782
Weingarten Realty Investors	170,522	3,677
Taubman Centers Inc.	80,094	3,197
National Retail Properties Inc.	123,496	2,819
CBL & Associates Properties Inc.	196,489	2,692
Tanger Factory Outlet Centers	60,435	2,608
Equity One Inc.	61,986	1,171
Inland Real Estate Corp.	114,029	1,043
Acadia Realty Trust	56,675	1,012
* Alexander's Inc.	3,079	921
Saul Centers Inc.	20,115	833
Pennsylvania Real Estate Investment Trust	63,215	788
Getty Realty Corp.	27,725	649
Cedar Shopping Centers Inc.	81,625	646
Glimcher Realty Trust	102,969	522
Ramco-Gershenson Properties Trust	46,204	520
Kite Realty Group Trust	94,678	448
Urstadt Biddle Properties Inc. Class A	26,213	415
		95,176
Specialized REITs (27.8%)
Public Storage	190,794	17,551
HCP Inc.	439,688	14,510
Host Hotels & Resorts Inc.	946,613	13,868
Ventas Inc.	235,006	11,158
Health Care REIT Inc.	184,611	8,350
Nationwide Health Properties Inc.	168,173	5,911
Hospitality Properties Trust	184,889	4,428
Senior Housing Properties Trust	190,881	4,228
Entertainment Properties Trust	63,045	2,593
Omega Healthcare Investors Inc.	131,726	2,567
LaSalle Hotel Properties	103,510	2,412
Healthcare Realty Trust Inc.	88,796	2,068
DiamondRock Hospitality Co.	183,042	1,850
* Sunstone Hotel Investors Inc.	147,374	1,646
Extra Space Storage Inc.	123,116	1,561
Sovran Self Storage Inc.	40,493	1,412
National Health Investors Inc.	35,194	1,364
Medical Properties Trust Inc.	119,665	1,254
Hersha Hospitality Trust	190,347	986
U-Store-It Trust	125,772	906
LTC Properties Inc.	31,435	851
Universal Health Realty Income Trust	16,977	600
* Ashford Hospitality Trust Inc.	79,395	569

* FelCor Lodging Trust Inc.		96,146	548
* Strategic Hotels & Resorts Inc.		113,351	482
			103,673
Total Real Estate Investment Trusts (Cost $482,655)			373,469
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
[1,2] Vanguard Market Liquidity Fund (Cost
$3,249)	0.183%	3,249,075	3,249

Total Investments (100.9%) (Cost $485,904)			376,718
Other Assets and Liabilities-Net (-0.9%)[2]			(3,245)
Net Assets (100%)			373,473

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $958,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $998,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2010, 100% of the portfolio's investments were valued based on Level 1 inputs.

C. At March 31, 2010, the cost of investment securities for tax purposes was $485,904,000. Net unrealized depreciation of investment securities for tax purposes was $109,186,000, consisting of unrealized gains of $10,751,000 on securities that had risen in value since their purchase and $119,937,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of March 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (95.2%)[1]
Consumer Discretionary (12.3%)
*	MarineMax Inc.	326,800	3,516
*	GameStop Corp. Class A	160,190	3,510
*	WMS Industries Inc.	73,500	3,083
	Monro Muffler Brake Inc.	80,425	2,876
*	ITT Educational Services Inc.	23,900	2,688
	Matthews International Corp. Class A	68,600	2,435
	Aaron's Inc.	72,770	2,426
*	True Religion Apparel Inc.	79,230	2,405
	Cinemark Holdings Inc.	129,800	2,381
*	Tempur-Pedic International Inc.	75,486	2,277
*	Wet Seal Inc. Class A	453,400	2,158
*	NVR Inc.	2,856	2,075
*	Interpublic Group of Cos. Inc.	198,000	1,647
	DeVry Inc.	23,500	1,532
*	O'Reilly Automotive Inc.	36,700	1,531
	American Eagle Outfitters Inc.	79,900	1,480
*	Aeropostale Inc.	50,709	1,462
*	JOS A Bank Clothiers Inc.	25,900	1,415
	CKE Restaurants Inc.	127,000	1,406
*	Dress Barn Inc.	51,000	1,334
*	Capella Education Co.	14,100	1,309
*	Pier 1 Imports Inc.	197,450	1,258
*	Coinstar Inc.	38,200	1,242
	Brinker International Inc.	60,543	1,167
*	Warnaco Group Inc.	24,300	1,159
	Tupperware Brands Corp.	23,707	1,143
*	Valassis Communications Inc.	40,686	1,132
*	BJ's Restaurants Inc.	48,300	1,125
*	TRW Automotive Holdings Corp.	37,200	1,063
	Regis Corp.	56,300	1,052
*	Big Lots Inc.	28,700	1,045
*	Dollar Tree Inc.	16,691	988
*,^ Talbots Inc.		75,600	980
	Ross Stores Inc.	18,016	963
^	Buckle Inc.	23,148	851
*	Bally Technologies Inc.	20,300	823
*	Buffalo Wild Wings Inc.	17,000	818
*	AutoNation Inc.	43,600	788
*	Sally Beauty Holdings Inc.	83,742	747
	Advance Auto Parts Inc.	16,592	696
*	Panera Bread Co. Class A	8,600	658
*	Fossil Inc.	17,400	657
*	CEC Entertainment Inc.	15,900	606
*	Steven Madden Ltd.	12,151	593
*	Jo-Ann Stores Inc.	13,708	576
	Standard Motor Products Inc.	54,009	536
*	Denny's Corp.	134,200	515
*	Deckers Outdoor Corp.	3,600	497
	Polaris Industries Inc.	7,600	389

*	Dorman Products Inc.	20,138	382
	Harte-Hanks Inc.	29,500	379
	Wyndham Worldwide Corp.	14,700	378
*	Corinthian Colleges Inc.	20,900	368
*	Chipotle Mexican Grill Inc. Class A	2,900	327
	Strayer Education Inc.	1,330	324
*	AnnTaylor Stores Corp.	15,500	321
*	Brink's Home Security Holdings Inc.	7,400	315
	Burger King Holdings Inc.	14,701	313
*	Einstein Noah Restaurant Group Inc.	25,500	310
*	Jack in the Box Inc.	13,000	306
*	Carter's Inc.	9,349	282
	John Wiley & Sons Inc. Class A	5,712	247
	Cracker Barrel Old Country Store Inc.	5,200	241
*	Harman International Industries Inc.	4,900	229
*	AC Moore Arts & Crafts Inc.	75,000	220
*	DineEquity Inc.	5,500	217
*	PF Chang's China Bistro Inc.	4,852	214
	National Presto Industries Inc.	1,675	199
*	Lincoln Educational Services Corp.	6,400	162
	Cato Corp. Class A	7,524	161
*	Kirkland's Inc.	7,435	156
	PetSmart Inc.	4,500	144
*	Stein Mart Inc.	15,200	137
*	Timberland Co. Class A	6,418	137
	Finish Line Inc. Class A	8,300	135
*	Under Armour Inc. Class A	4,500	132
*	Hovnanian Enterprises Inc. Class A	30,400	132
*	ArvinMeritor Inc.	8,621	115
	Thor Industries Inc.	3,800	115
	MDC Holdings Inc.	3,270	113
*	HSN Inc.	3,800	112
	Sturm Ruger & Co. Inc.	9,251	111
*	Citi Trends Inc.	3,162	103
	Wolverine World Wide Inc.	3,200	93
	Cooper Tire & Rubber Co.	4,700	89
*,^ Fuqi International Inc.		6,800	74
*	Steiner Leisure Ltd.	1,600	71
	Weight Watchers International Inc.	2,600	66
*	Gymboree Corp.	1,200	62
*	Caribou Coffee Co. Inc.	9,331	62
*	Domino's Pizza Inc.	4,183	57
*	Papa John's International Inc.	2,100	54
*	Career Education Corp.	1,700	54
	Chico's FAS Inc.	3,500	51
*	Sonic Automotive Inc. Class A	4,500	50
*,^ China Automotive Systems Inc.		1,900	44
*	AFC Enterprises Inc.	3,891	42
*	Maidenform Brands Inc.	1,700	37
*	Knology Inc.	2,200	30
*	LodgeNet Interactive Corp.	4,000	28
*	Destination Maternity Corp.	900	23
	Books-A-Million Inc.	2,508	18
*	DSW Inc. Class A	700	18
	Big 5 Sporting Goods Corp.	1,100	17
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	1,122	—
			77,590

Consumer Staples (3.8%)
	Ruddick Corp.	194,520	6,155
	Pricesmart Inc.	182,090	4,233
*	NBTY Inc.	83,100	3,987
	Diamond Foods Inc.	44,100	1,854
	Herbalife Ltd.	28,300	1,305
*	Boston Beer Co. Inc. Class A	20,600	1,076
	Lancaster Colony Corp.	17,975	1,060
*	Revlon Inc. Class A	52,810	784
*	Whole Foods Market Inc.	20,500	741
	Sanderson Farms Inc.	10,800	579
	Nu Skin Enterprises Inc. Class A	15,900	463
*	American Italian Pasta Co.	8,452	328
*	Darling International Inc.	34,500	309
	Spartan Stores Inc.	18,450	266
	Weis Markets Inc.	6,401	233
	Coca-Cola Bottling Co. Consolidated	3,914	230
*	Orchids Paper Products Co.	12,635	208
*	United Natural Foods Inc.	2,200	62
	Calavo Growers Inc.	2,500	46
	Casey's General Stores Inc.	1,400	44
*	Diedrich Coffee Inc.	800	28
			23,991
Energy (2.9%)
*	Oceaneering International Inc.	43,610	2,769
*	Tesco Corp.	195,175	2,278
*,^ Clean Energy Fuels Corp.		82,480	1,879
	CARBO Ceramics Inc.	21,630	1,348
	St. Mary Land & Exploration Co.	34,330	1,195
	EXCO Resources Inc.	63,400	1,165
*	Arena Resources Inc.	32,000	1,069
*	Atwood Oceanics Inc.	28,980	1,003
*	Forest Oil Corp.	34,400	888
*	Rowan Cos. Inc.	24,000	699
*	SEACOR Holdings Inc.	8,500	686
	Tidewater Inc.	14,000	662
*	Tetra Technologies Inc.	48,900	597
	Ship Finance International Ltd.	18,200	323
*	James River Coal Co.	16,400	261
*	Gulfmark Offshore Inc.	7,900	210
*	McMoRan Exploration Co.	12,400	181
*	Energy XXI Bermuda Ltd.	10,000	179
*	Gulfport Energy Corp.	15,800	178
*	ATP Oil & Gas Corp.	8,600	162
	World Fuel Services Corp.	4,400	117
*	International Coal Group Inc.	25,162	115
*	Cal Dive International Inc.	10,600	78
*	Venoco Inc.	4,300	55
*	Matrix Service Co.	4,779	51
*	Willbros Group Inc.	3,900	47
*	Cloud Peak Energy Inc.	1,100	18
*	Warren Resources Inc.	6,300	16
*	Alpha Natural Resources Inc.	300	15
			18,244

Exchange-Traded Fund (1.1%)
2 Vanguard Small-Cap Growth ETF	104,300	6,811

Financials (6.3%)
Jefferies Group Inc.	190,000	4,497
Cash America International Inc.	110,545	4,364
* Safeguard Scientifics Inc.	298,485	3,880
* FirstService Corp.	158,800	3,630
Waddell & Reed Financial Inc.	55,200	1,989
Cullen/Frost Bankers Inc.	31,000	1,730
Duff & Phelps Corp. Class A	92,000	1,540
SEI Investments Co.	54,100	1,189
MHI Hospitality Corp.	426,800	1,067
* CB Richard Ellis Group Inc. Class A	67,151	1,064
* AmeriCredit Corp.	41,400	984
QC Holdings Inc.	185,536	959
* Harris & Harris Group Inc.	200,250	923
Endurance Specialty Holdings Ltd.	24,480	909
Federated Investors Inc. Class B	32,300	852
* St. Joe Co.	26,334	852
Westamerica Bancorporation	14,195	818
Axis Capital Holdings Ltd.	23,300	728
BOK Financial Corp.	13,573	712
* Dollar Financial Corp.	23,500	565
* Credit Acceptance Corp.	12,514	516
Nelnet Inc. Class A	27,332	507
Digital Realty Trust Inc.	8,722	473
Advance America Cash Advance Centers Inc.	72,179	420
Calamos Asset Management Inc. Class A	25,500	366
* World Acceptance Corp.	8,900	321
Amtrust Financial Services Inc.	22,528	314
Equity Lifestyle Properties Inc.	5,700	307
Associated Estates Realty Corp.	18,715	258
Sun Communities Inc.	8,800	222
GAMCO Investors Inc.	4,867	222
* Pinnacle Financial Partners Inc.	13,700	207
PS Business Parks Inc.	3,532	189
HRPT Properties Trust	22,900	178
Highwoods Properties Inc.	5,500	175
Capitol Federal Financial	4,599	172
City Holding Co.	4,279	147
* Stifel Financial Corp.	2,700	145
Nationwide Health Properties Inc.	4,104	144
Health Care REIT Inc.	2,825	128
First Financial Bankshares Inc.	2,300	119
* First Cash Financial Services Inc.	4,600	99
Rayonier Inc.	2,100	95
Life Partners Holdings Inc.	4,200	93
* Cardtronics Inc.	7,300	92
Mid-America Apartment Communities Inc.	1,600	83
Eaton Vance Corp.	2,200	74
* Affiliated Managers Group Inc.	900	71
Student Loan Corp.	1,400	50
United Financial Bancorp Inc.	2,878	40
Great Southern Bancorp Inc.	1,716	39
Arrow Financial Corp.	1,255	34
Ames National Corp.	1,472	30
Southside Bancshares Inc.	1,357	29

Getty Realty Corp.	1,100	26
Suffolk Bancorp	700	22
		39,659
Health Care (24.1%)
* Nektar Therapeutics	529,750	8,057
* Impax Laboratories Inc.	364,800	6,523
* QLT Inc.	1,082,938	5,523
* Bio-Rad Laboratories Inc. Class A	52,850	5,471
* Parexel International Corp.	204,050	4,756
* Bruker Corp.	315,050	4,615
* Regeneron Pharmaceuticals Inc.	167,700	4,442
* BioMarin Pharmaceutical Inc.	187,400	4,380
* inVentiv Health Inc.	192,200	4,317
* Alkermes Inc.	332,350	4,311
Invacare Corp.	139,650	3,706
* Zymogenetics Inc.	626,700	3,591
* Luminex Corp.	210,450	3,542
* ICON PLC ADR	130,900	3,456
* Seattle Genetics Inc.	282,850	3,377
* Crucell NV ADR	162,650	3,318
* Cubist Pharmaceuticals Inc.	144,410	3,255
* Conceptus Inc.	157,200	3,138
* Align Technology Inc.	158,250	3,061
* Onyx Pharmaceuticals Inc.	98,950	2,996
* Haemonetics Corp.	51,800	2,960
* Durect Corp.	859,250	2,586
West Pharmaceutical Services Inc.	58,900	2,471
* Angiodynamics Inc.	145,510	2,273
* MWI Veterinary Supply Inc.	53,900	2,178
* Immunogen Inc.	243,150	1,967
* Isis Pharmaceuticals Inc.	174,350	1,904
* LeMaitre Vascular Inc.	421,186	1,895
* Dendreon Corp.	49,018	1,788
* ResMed Inc.	27,445	1,747
Perrigo Co.	29,624	1,740
* Dyax Corp.	492,600	1,680
* Palomar Medical Technologies Inc.	144,900	1,574
* Valeant Pharmaceuticals International	35,700	1,532
* Dusa Pharmaceuticals Inc.	833,800	1,526
* Health Management Associates Inc. Class A	157,800	1,357
* Exelixis Inc.	222,950	1,353
* Human Genome Sciences Inc.	43,300	1,308
* Cynosure Inc. Class A	114,205	1,284
* Trubion Pharmaceuticals Inc.	271,600	1,160
* Community Health Systems Inc.	31,400	1,160
* Emergency Medical Services Corp. Class A	20,000	1,131
STERIS Corp.	32,600	1,097
* Edwards Lifesciences Corp.	10,900	1,078
* IDEXX Laboratories Inc.	18,310	1,054
* Mylan Inc.	45,900	1,042
* Tenet Healthcare Corp.	181,100	1,036
* Mettler-Toledo International Inc.	9,400	1,026
* HMS Holdings Corp.	19,600	999
Universal Health Services Inc. Class B	28,400	997
* American Medical Systems Holdings Inc.	52,700	979
* Alexion Pharmaceuticals Inc.	17,300	941
* Exact Sciences Corp.	196,844	876

*	Sucampo Pharmaceuticals Inc. Class A	244,800	874
*,^ Amedisys Inc.		15,500	856
*	Biolase Technology Inc.	436,623	851
*	Lincare Holdings Inc.	18,800	844
*	Vascular Solutions Inc.	93,448	840
*	Warner Chilcott PLC Class A	32,500	830
*	Dionex Corp.	9,900	740
*	Watson Pharmaceuticals Inc.	17,140	716
	Chemed Corp.	12,700	691
*	Myriad Genetics Inc.	28,700	690
*	Cutera Inc.	60,600	628
*	athenahealth Inc.	15,300	559
*	Odyssey HealthCare Inc.	27,535	499
*	Centene Corp.	19,400	466
	PDL BioPharma Inc.	72,500	450
*	Gentiva Health Services Inc.	15,500	438
	Owens & Minor Inc.	9,000	417
*	Millipore Corp.	3,900	412
*	LHC Group Inc.	11,000	369
	Meridian Bioscience Inc.	14,900	304
*	Sirona Dental Systems Inc.	7,900	300
*	Auxilium Pharmaceuticals Inc.	8,300	259
	Ensign Group Inc.	14,200	246
	Medicis Pharmaceutical Corp. Class A	8,900	224
	Atrion Corp.	1,444	207
*	Kinetic Concepts Inc.	4,200	201
*	Psychiatric Solutions Inc.	6,300	188
*	Kendle International Inc.	9,400	164
*	Sun Healthcare Group Inc.	16,000	153
*	PSS World Medical Inc.	6,200	146
	Techne Corp.	2,100	134
*	Martek Biosciences Corp.	5,900	133
*	Catalyst Health Solutions Inc.	3,000	124
*	Cyberonics Inc.	6,100	117
*	Triple-S Management Corp. Class B	6,428	114
*	Healthsouth Corp.	5,935	111
	Cantel Medical Corp.	5,060	100
*	Savient Pharmaceuticals Inc.	6,700	97
*	RadNet Inc.	30,283	96
*	BioScrip Inc.	11,223	90
*	Cepheid Inc.	3,800	66
*,^ Cell Therapeutics Inc.		112,200	61
*	Bio-Reference Labs Inc.	1,233	54
*	Accelrys Inc.	8,500	52
*	Santarus Inc.	9,100	49
*	Affymetrix Inc.	6,100	45
*	eResearchTechnology Inc.	6,200	43
*	Kensey Nash Corp.	1,800	42
*	Hi-Tech Pharmacal Co. Inc.	1,900	42
*	Genomic Health Inc.	2,200	39
*	Cambrex Corp.	9,490	38
*	Medivation Inc.	3,509	37
*	Sciclone Pharmaceuticals Inc.	9,000	32
*	Micromet Inc.	3,856	31
*	MAP Pharmaceuticals Inc.	1,600	25
*	Continucare Corp.	6,314	23
*	Providence Service Corp.	1,500	23
*	ISTA Pharmaceuticals Inc.	4,900	20

*	Allied Healthcare International Inc.	6,998	19
*	OncoGenex Pharmaceutical Inc.	900	18
*	Corvel Corp.	500	18
*	Medical Action Industries Inc.	1,400	17
*	Virtual Radiologic Corp.	1,400	15
			152,021
Industrials (16.0%)
	MSC Industrial Direct Co. Class A	96,770	4,908
*	Ladish Co. Inc.	230,758	4,652
	Comfort Systems USA Inc.	331,230	4,137
*	RBC Bearings Inc.	128,450	4,094
	Tennant Co.	146,700	4,018
	Federal Signal Corp.	427,000	3,847
	Kennametal Inc.	120,650	3,393
	Equifax Inc.	92,520	3,312
	Watsco Inc.	55,270	3,144
	Triumph Group Inc.	33,660	2,359
*	DigitalGlobe Inc.	81,230	2,270
*	Celadon Group Inc.	160,770	2,241
*	Kirby Corp.	58,600	2,236
*	EnerNOC Inc.	74,350	2,207
*	Beacon Roofing Supply Inc.	111,783	2,138
*	Resources Connection Inc.	110,990	2,128
*	Advisory Board Co.	66,710	2,101
*	GeoEye Inc.	66,050	1,948
*	Genesee & Wyoming Inc. Class A	56,930	1,942
	Healthcare Services Group Inc.	85,570	1,916
	Dun & Bradstreet Corp.	25,030	1,863
*	TrueBlue Inc.	113,770	1,763
*	United Stationers Inc.	25,400	1,495
	Pall Corp.	36,800	1,490
*	Exponent Inc.	50,298	1,435
*	Stericycle Inc.	25,790	1,406
*	Navistar International Corp.	31,100	1,391
*	Alliant Techsystems Inc.	15,500	1,260
^	Ritchie Bros Auctioneers Inc.	54,720	1,178
	Towers Watson & Co. Class A	24,500	1,164
	Bucyrus International Inc. Class A	17,300	1,142
	McGrath Rentcorp	44,970	1,090
*,^ American Superconductor Corp.		36,460	1,054
*	Flow International Corp.	343,000	1,032
*	BTU International Inc.	166,047	1,015
*	Owens Corning	39,200	997
*	Korn/Ferry International	56,000	988
*	LaBarge Inc.	86,150	952
	Mine Safety Appliances Co.	33,540	938
*	Avis Budget Group Inc.	76,000	874
	Carlisle Cos. Inc.	22,900	872
*	EMCOR Group Inc.	34,000	837
*	ICF International Inc.	32,850	816
*	SYKES Enterprises Inc.	34,777	794
	Robert Half International Inc.	24,100	733
	Heartland Express Inc.	42,840	707
*	Hawaiian Holdings Inc.	90,097	664
*	AirTran Holdings Inc.	130,625	664
	Hubbell Inc. Class B	12,800	646
*	Esterline Technologies Corp.	12,800	633

* APAC Customer Services Inc.	103,280	594
Toro Co.	12,000	590
HNI Corp.	21,300	567
* ATC Technology Corp.	32,100	551
* Aecom Technology Corp.	19,400	550
Brink's Co.	18,700	528
Valmont Industries Inc.	6,300	522
* URS Corp.	9,800	486
* Allegiant Travel Co. Class A	8,400	486
Harsco Corp.	14,889	476
US Ecology Inc.	27,500	443
* Chart Industries Inc.	22,100	442
Copa Holdings SA Class A	7,000	426
* Corrections Corp. of America	18,500	367
* JetBlue Airways Corp.	60,710	339
* Continental Airlines Inc. Class B	11,230	247
* Alaska Air Group Inc.	4,300	177
Apogee Enterprises Inc.	10,914	173
AAON Inc.	7,000	158
Crane Co.	4,100	146
* Geo Group Inc.	7,200	143
* DynCorp International Inc. Class A	12,200	140
Encore Wire Corp.	6,500	135
ABM Industries Inc.	5,539	117
* Air Transport Services Group Inc.	33,700	114
Ampco-Pittsburgh Corp.	4,500	112
* Powell Industries Inc.	3,432	112
* GrafTech International Ltd.	7,400	101
* Armstrong World Industries Inc.	2,700	98
Cubic Corp.	2,270	82
* Sterling Construction Co. Inc.	4,900	77
* BE Aerospace Inc.	2,300	70
Raven Industries Inc.	2,170	64
* Michael Baker Corp.	1,800	62
Deluxe Corp.	3,100	60
American Science & Engineering Inc.	800	60
Nordson Corp.	800	54
* WESCO International Inc.	1,500	52
TAL International Group Inc.	2,200	44
* IHS Inc. Class A	800	43
* GenCorp Inc.	7,200	41
Preformed Line Products Co.	1,000	38
* Altra Holdings Inc.	2,700	37
* Trex Co. Inc.	1,700	36
Applied Signal Technology Inc.	1,600	31
AZZ Inc.	700	24
* Orbital Sciences Corp.	1,200	23
* Trimas Corp.	3,400	22
* Colfax Corp.	1,700	20
Portec Rail Products Inc.	1,700	20
Diamond Management & Technology Consultants Inc. Class A	2,300	18
VSE Corp.	400	16
		101,218
Information Technology (23.5%)
* TiVo Inc.	384,760	6,587
* Acme Packet Inc.	229,918	4,433
* Nanometrics Inc.	461,500	4,375

	Factset Research Systems Inc.	56,800	4,167
*	Atheros Communications Inc.	104,726	4,054
*	Netlogic Microsystems Inc.	134,020	3,944
*	VeriFone Holdings Inc.	171,370	3,463
*	Blue Coat Systems Inc.	107,466	3,336
*	Sourcefire Inc.	142,050	3,260
*	Teradyne Inc.	291,119	3,252
*	OSI Systems Inc.	113,210	3,176
*	Littelfuse Inc.	72,870	2,770
*	Riverbed Technology Inc.	97,460	2,768
*	Verigy Ltd.	222,090	2,483
*	Radiant Systems Inc.	173,080	2,470
*	Euronet Worldwide Inc.	128,410	2,367
	Solera Holdings Inc.	60,773	2,349
*	PMC - Sierra Inc.	253,530	2,261
*	ON Semiconductor Corp.	277,300	2,218
*	PROS Holdings Inc.	217,000	2,144
*	Polycom Inc.	67,260	2,057
*	Parametric Technology Corp.	113,650	2,051
*	FEI Co.	88,430	2,026
*	Netezza Corp.	158,180	2,023
*	Pericom Semiconductor Corp.	187,250	2,005
*	Mellanox Technologies Ltd.	81,900	1,930
*	Compellent Technologies Inc.	109,630	1,924
	Power Integrations Inc.	46,490	1,915
*	SuccessFactors Inc.	99,470	1,894
*	Concur Technologies Inc.	44,440	1,822
*	Ceva Inc.	149,360	1,742
*	Cogent Inc.	169,490	1,729
*	Progress Software Corp.	54,600	1,716
*	Sybase Inc.	34,393	1,603
*	MKS Instruments Inc.	74,800	1,465
*	Electronic Arts Inc.	76,400	1,426
*	Cree Inc.	20,101	1,411
*	Cymer Inc.	37,770	1,409
*	Ness Technologies Inc.	223,120	1,408
*	Alliance Data Systems Corp.	22,000	1,408
*	Trimble Navigation Ltd.	48,180	1,384
*	Hewitt Associates Inc. Class A	34,300	1,364
*	Ariba Inc.	102,859	1,322
*,^ Shanda Interactive Entertainment Ltd. ADR		30,000	1,308
*	Aviat Networks Inc.	192,735	1,278
*	j2 Global Communications Inc.	54,300	1,271
*	Red Hat Inc.	41,500	1,215
	Global Payments Inc.	25,000	1,139
*	Gartner Inc.	46,000	1,023
*	Monolithic Power Systems Inc.	45,000	1,004
*	NAPCO Security Technologies Inc.	435,366	1,001
*	Vishay Intertechnology Inc.	96,800	990
*	Clicksoftware Technologies Ltd.	139,500	963
*	Varian Semiconductor Equipment Associates Inc.	28,570	946
*,^ Superconductor Technologies Inc.		294,300	865
*	DealerTrack Holdings Inc.	48,000	820
*	Sohu.com Inc.	14,800	808
*	Amkor Technology Inc.	112,800	797
	Diebold Inc.	25,100	797
	Syntel Inc.	19,486	750
*	Salesforce.com Inc.	10,000	745

*	JDA Software Group Inc.	25,300	704
*	QLogic Corp.	34,615	703
*	TIBCO Software Inc.	61,500	664
*	TeleTech Holdings Inc.	37,974	649
	Earthlink Inc.	75,500	645
*,^ STEC Inc.		53,000	635
	Pegasystems Inc.	16,351	605
*	RF Micro Devices Inc.	120,900	602
	Black Box Corp.	19,400	597
*	Silicon Laboratories Inc.	12,500	596
*	Advanced Micro Devices Inc.	63,800	591
*	Rudolph Technologies Inc.	65,000	557
*	Rovi Corp.	14,934	554
*	Insight Enterprises Inc.	38,600	554
*	SYNNEX Corp.	18,726	554
*	SAIC Inc.	30,645	542
*	Lawson Software Inc.	80,263	531
*	Multi-Fineline Electronix Inc.	20,500	528
*	LivePerson Inc.	67,116	515
*	Art Technology Group Inc.	114,685	506
*	Arris Group Inc.	41,569	499
*	3Com Corp.	64,817	498
*	Skyworks Solutions Inc.	30,900	482
*	Aruba Networks Inc.	34,067	465
*	Plexus Corp.	12,900	465
*	Stratasys Inc.	17,930	437
*	Benchmark Electronics Inc.	20,900	433
	MAXIMUS Inc.	6,800	414
*	Acxiom Corp.	23,072	414
*	Mantech International Corp. Class A	7,900	386
*	Advanced Analogic Technologies Inc.	110,000	384
*	MercadoLibre Inc.	7,700	371
	iGate Corp.	37,027	360
*	AuthenTec Inc.	164,030	353
*	Applied Micro Circuits Corp.	40,660	351
	Jack Henry & Associates Inc.	14,400	346
*	Loral Space & Communications Inc.	9,293	326
*	Anixter International Inc.	6,800	319
*	Tessera Technologies Inc.	15,572	316
*	Virtusa Corp.	30,000	309
*	Silicon Motion Technology Corp. ADR	67,400	301
*	Tekelec	14,946	271
	Ulticom Inc.	27,520	266
*	Manhattan Associates Inc.	10,400	265
	Jabil Circuit Inc.	15,400	249
*	Unisys Corp.	7,130	249
*,^ Synaptics Inc.		8,829	244
*	Global Cash Access Holdings Inc.	28,962	237
*	Advanced Energy Industries Inc.	12,600	209
*	DemandTec Inc.	29,440	205
*	CSG Systems International Inc.	9,700	203
*	F5 Networks Inc.	3,300	203
*	Tech Data Corp.	4,800	201
*	InterDigital Inc.	7,000	195
*	Wright Express Corp.	5,916	178
*	Kopin Corp.	45,102	167
	ADTRAN Inc.	6,000	158
	Plantronics Inc.	4,900	153

* Actuate Corp.	27,139	152
* ValueClick Inc.	14,900	151
* Netscout Systems Inc.	8,145	120
* MIPS Technologies Inc. Class A	23,125	103
* CACI International Inc. Class A	2,000	98
* AsiaInfo Holdings Inc.	3,600	95
* NCI Inc. Class A	2,982	90
* Saba Software Inc.	17,865	88
* Cirrus Logic Inc.	8,300	70
* Volterra Semiconductor Corp.	2,700	68
* CPI International Inc.	5,100	68
* Quantum Corp.	24,300	64
* SolarWinds Inc.	2,546	55
* Checkpoint Systems Inc.	2,400	53
* Diodes Inc.	2,000	45
* Entropic Communications Inc.	8,600	44
Blackbaud Inc.	1,600	40
CTS Corp.	4,200	40
* Ebix Inc.	2,400	38
* Interactive Intelligence Inc.	1,855	35
* MICROS Systems Inc.	900	30
Micrel Inc.	2,700	29
* Quest Software Inc.	1,600	28
* Smith Micro Software Inc.	3,100	27
* Veeco Instruments Inc.	600	26
* Netgear Inc.	800	21
* Ancestry.com Inc.	1,200	20
* TriQuint Semiconductor Inc.	2,737	19
* SonicWALL Inc.	2,200	19
* Radisys Corp.	2,100	19
* Oplink Communications Inc.	1,000	19
* Bottomline Technologies Inc.	1,000	17
QAD Inc.	2,800	15
* ModusLink Global Solutions Inc.	1,700	14
		148,165
Materials (4.0%)
Sensient Technologies Corp.	186,850	5,430
Aptargroup Inc.	85,600	3,368
Quaker Chemical Corp.	101,700	2,757
Arch Chemicals Inc.	53,760	1,849
Lubrizol Corp.	20,000	1,834
* Fronteer Development Group Inc.	269,590	1,388
* OM Group Inc.	39,480	1,338
Ball Corp.	24,900	1,329
Ashland Inc.	18,800	992
NewMarket Corp.	8,800	906
* Crown Holdings Inc.	26,467	714
* Pactiv Corp.	25,530	643
Silgan Holdings Inc.	9,200	554
Walter Energy Inc.	4,400	406
Rock-Tenn Co. Class A	7,563	345
* Clearwater Paper Corp.	6,680	329
* Boise Inc.	49,437	303
* Bway Holding Co.	13,726	276
Innophos Holdings Inc.	8,372	234
Stepan Co.	3,702	207
Worthington Industries Inc.	10,100	175

* Omnova Solutions Inc.			12,766	100
* PolyOne Corp.			3,300	34
* AEP Industries Inc.			1,200	31
* WR Grace & Co.			700	19
				25,561
Telecommunication Services (0.8%)
*,^ Clearwire Corp. Class A			218,850	1,565
* NeuStar Inc. Class A			44,547	1,122
Consolidated Communications Holdings Inc.			34,558	655
USA Mobility Inc.			46,516	589
NTELOS Holdings Corp.			28,200	502
* tw telecom inc Class A			16,200	294
* PAETEC Holding Corp.			46,400	217
Frontier Communications Corp.			7,500	56
HickoryTech Corp.			1,900	17
				5,017
Utilities (0.4%)
Integrys Energy Group Inc.			20,600	976
DPL Inc.			28,400	772
CenterPoint Energy Inc.			30,300	435
Ormat Technologies Inc.			13,779	388
New Jersey Resources Corp.			7,981	300
				2,871
Total Common Stocks (Cost $548,359)				601,148
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (6.5%)[1]
Money Market Fund (6.3%)
[3,4] Vanguard Market Liquidity Fund	0.183%		39,364,525	39,365

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Federal Home Loan Mortgage Discount Notes	0.240%	9/7/10	1,200	1,198
[5,6] Freddie Mac Discount Notes	0.230%	6/21/10	200	200
[5,6] Freddie Mac Discount Notes	0.290%	9/20/10	30	30
				1,428
Total Temporary Cash Investments (Cost $40,793)				40,793
Total Investments (101.7%) (Cost $589,152)				641,941
Other Assets and Liabilities-Net (-1.7%)[3]				(10,722)
Net Assets (100%)				631,219

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,618,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.7% and 3.0%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Includes $6,142,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $1,428,000 have been segregated as initial margin for open futures contracts.

6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2010	324	21,938	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

Vanguard Small Company Growth Portfolio

Investments	(Level 1)	(Level 2)	(Level 3)
	($000	($000	($000
Common Stocks	601,148	-	-
Temporary Cash Investments	39,365	1,428	-
Futures Contracts—Liabilities[1]	(150)	-	-
Total	640,363	1,428	-
1 Represents variation margin on the last day of the reporting period.

D. At March 31, 2010, the cost of investment securities for tax purposes was $589,152,000. Net unrealized appreciation of investment securities for tax purposes was $52,789,000, consisting of unrealized gains of $99,718,000 on securities that had risen in value since their purchase and $46,929,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of March 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (95.8%)[1]
Australia (4.2%)
Woolworths Ltd.	668,900	17,181
Australia & New Zealand Banking Group Ltd.	671,000	15,596
Woodside Petroleum Ltd.	316,600	13,625
Brambles Ltd.	1,753,100	11,826
* James Hardie Industries SE	762,900	5,082
QBE Insurance Group Ltd.	193,000	3,684
Sims Metal Management Ltd.	109,541	2,159
		69,153
Austria (0.3%)
* Wienerberger AG	213,000	4,136

Belgium (0.1%)
* Barco NV	46,635	2,094

Brazil (7.1%)
Petroleo Brasileiro SA ADR Type A	917,600	36,328
Itau Unibanco Holding SA ADR	1,021,325	22,459
Vale SA Class B Pfd. ADR	467,300	12,972
BM&FBOVESPA SA	1,640,433	11,014
Redecard SA	583,929	10,803
Itau Unibanco Holding SA Prior Pfd.	384,575	8,421
Petroleo Brasileiro SA Prior Pfd.	199,384	3,951
Vale SA Prior Pfd.	121,658	3,376
B2W Cia Global Do Varejo	130,100	2,809
Banco do Brasil SA	164,931	2,758
* Fibria Celulose SA	94,103	2,039
		116,930
Canada (0.9%)
Niko Resources Ltd.	79,500	8,479
Suncor Energy Inc.	128,000	4,163
Sherritt International Corp.	258,131	2,048
* Harry Winston Diamond Corp.	60,600	597
		15,287
China (5.6%)
* Baidu Inc. ADR	36,600	21,850
China Construction Bank Corp.	10,828,000	8,852
CNOOC Ltd.	5,181,500	8,555
China Resources Enterprise Ltd.	1,858,000	6,891
Tencent Holdings Ltd.	339,000	6,793
Ping An Insurance Group Co. of China Ltd.	673,500	5,790
China Merchants Holdings International Co. Ltd.	1,454,000	5,342
* Ctrip.com International Ltd. ADR	130,600	5,119
Dongfang Electric Corp. Ltd.	860,600	4,893
China Unicom Hong Kong Ltd.	3,740,000	4,197
Want Want China Holdings Ltd.	5,624,000	3,986
China Merchants Bank Co. Ltd.	1,206,500	3,257
Chaoda Modern Agriculture Holdings Ltd.	2,621,135	2,789
Denway Motors Ltd.	5,132,000	2,723

^ Ports Design Ltd.	630,000	1,597
		92,634
Denmark (1.9%)
^ Novo Nordisk A/S Class B	153,400	11,842
* Vestas Wind Systems A/S	183,999	10,010
^ Novozymes A/S	48,600	5,377
AP Moller - Maersk A/S Class B	465	3,544
		30,773
France (7.4%)
Cie Generale d'Optique Essilor International SA	311,722	19,907
L'Oreal SA	149,700	15,743
Total SA	242,000	14,045
PPR	102,800	13,667
Danone	207,000	12,467
GDF Suez	288,000	11,133
ArcelorMittal	221,975	9,733
BNP Paribas	67,000	5,135
Schneider Electric SA	40,500	4,732
Publicis Groupe SA	107,000	4,573
European Aeronautic Defence and Space Co. NV	213,000	4,279
Societe Generale	61,600	3,866
* CFAO SA	69,544	2,591
		121,871
Germany (6.2%)
SAP AG	418,300	20,252
Adidas AG	249,691	13,349
Siemens AG	121,173	12,107
Linde AG	69,600	8,302
Porsche Automobil Holding SE Prior Pfd.	129,800	7,927
Fresenius Medical Care AG & Co. KGaA	140,000	7,888
Bayer AG	84,000	5,676
*,^ TUI AG	443,500	4,977
ThyssenKrupp AG	132,000	4,526
Symrise AG	177,080	4,196
Celesio AG	118,700	3,794
E.ON AG	100,000	3,697
Wincor Nixdorf AG	50,356	3,412
*,^ Q-Cells SE	115,330	1,147
		101,250
Hong Kong (3.2%)
Esprit Holdings Ltd.	1,561,008	12,303
Swire Pacific Ltd.	984,500	11,833
Jardine Matheson Holdings Ltd.	322,200	10,725
Hong Kong Exchanges and Clearing Ltd.	544,900	9,074
Li & Fung Ltd.	1,348,000	6,629
^ Techtronic Industries Co.	3,027,652	2,453
		53,017
India (0.7%)
Housing Development Finance Corp.	132,600	8,019
Reliance Capital Ltd.	186,700	3,141
		11,160

Indonesia (0.3%)
Telekomunikasi Indonesia Tbk PT	4,512,000	4,021

Ireland (0.2%)
Kerry Group PLC Class A	121,658	3,782

Israel (1.3%)
Teva Pharmaceutical Industries Ltd. ADR	287,432	18,131
Makhteshim-Agan Industries Ltd.	703,318	3,177
		21,308
Italy (0.5%)
* Intesa Sanpaolo SPA (Registered)	2,272,659	8,464

Japan (14.5%)
Canon Inc.	781,800	36,162
Nintendo Co. Ltd.	68,800	23,073
Honda Motor Co. Ltd.	447,100	15,760
Rakuten Inc.	21,648	15,661
Toyota Motor Corp.	368,100	14,801
Mitsubishi Corp.	463,200	12,164
Nomura Holdings Inc.	1,621,100	11,895
SMC Corp.	81,600	11,097
* Yamaha Motor Co. Ltd.	690,300	10,370
Japan Tobacco Inc.	2,658	9,895
Yamada Denki Co. Ltd.	129,870	9,597
Bridgestone Corp.	547,000	9,361
Sony Financial Holdings Inc.	2,693	8,852
Unicharm Corp.	91,000	8,786
Hoya Corp.	271,800	7,484
Sekisui Chemical Co. Ltd.	1,006,000	6,821
Rohm Co. Ltd.	74,700	5,590
THK Co. Ltd.	247,400	5,409
Nippon Telegraph & Telephone Corp.	116,000	4,881
Kyocera Corp.	44,200	4,315
Astellas Pharma Inc.	100,000	3,622
Trend Micro Inc.	88,500	3,089
		238,685
Luxembourg (0.1%)
* Reinet Investments SCA	67,635	1,094

Mexico (0.7%)
Wal-Mart de Mexico SAB de CV	1,077,300	5,500
* Desarrolladora Homex SAB de CV ADR	113,596	3,213
* Consorcio ARA SAB de CV	3,899,933	2,621
		11,334
Netherlands (2.2%)
Unilever NV	573,800	17,359
* ING Groep NV	1,439,000	14,257
TNT NV	135,000	3,866
		35,482
Norway (0.4%)
* DnB NOR ASA	325,888	3,727
Statoil ASA	152,995	3,560
		7,287

Russia (0.9%)
Gazprom OAO ADR	615,449	14,358

Singapore (0.4%)
Singapore Exchange Ltd.	849,000	4,635
DBS Group Holdings Ltd.	260,075	2,652
		7,287
South Africa (0.8%)
Impala Platinum Holdings Ltd.	225,800	6,629
Sasol Ltd.	74,500	3,088
MTN Group Ltd.	195,000	2,993
		12,710
South Korea (1.6%)
Samsung Electronics Co. Ltd.	23,062	16,674
Samsung Fire & Marine Insurance Co. Ltd.	24,600	3,946
Shinhan Financial Group Co. Ltd.	96,000	3,784
Hankook Tire Co. Ltd.	114,000	2,160
		26,564
Spain (2.8%)
Banco Santander SA	2,004,435	26,587
Inditex SA	227,300	14,992
Gamesa Corp. Tecnologica SA	379,000	5,191
		46,770
Sweden (4.1%)
Atlas Copco AB Class A	1,745,478	27,052
Sandvik AB	1,354,695	16,924
Svenska Handelsbanken AB Class A	468,777	13,754
Telefonaktiebolaget LM Ericsson Class B	465,000	4,876
Oriflame Cosmetics SA	75,000	4,669
		67,275
Switzerland (8.2%)
Novartis AG	451,500	24,423
Syngenta AG	75,400	20,937
Cie Financiere Richemont SA	435,977	16,905
Roche Holding AG	84,483	13,721
Credit Suisse Group AG	194,000	9,986
Geberit AG	55,740	9,972
SGS SA	5,288	7,299
Julius Baer Group Ltd.	192,000	6,949
ABB Ltd.	295,900	6,469
GAM Holding Ltd.	414,000	5,077
Nestle SA	93,271	4,779
Zurich Financial Services AG	16,800	4,309
Holcim Ltd.	53,000	3,950
		134,776
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,713,204	9,133
AU Optronics Corp. ADR	223,000	2,526
Compal Electronics Inc.	1,669,487	2,185
		13,844
Thailand (0.1%)
* Kasikornbank PCL	510,000	1,521
Kasikornbank PCL (Foreign)	149,300	475
		1,996

	Turkey (0.7%)
	Turkiye Garanti Bankasi AS			2,586,000	12,123

	United Kingdom (17.6%)
	Tesco PLC			5,338,100	35,293
	BHP Billiton PLC			784,700	26,819
	BG Group PLC			1,512,817	26,199
	Standard Chartered PLC			955,300	26,039
	British American Tobacco PLC			552,830	19,059
	Vodafone Group PLC			7,500,402	17,348
	Rolls-Royce Group PLC			1,767,953	16,007
	Rio Tinto PLC			248,652	14,700
	SABMiller PLC			493,000	14,460
	HSBC Holdings PLC			1,235,221	12,518
	Meggitt PLC			1,689,000	7,849
*	Cairn Energy PLC			1,174,010	7,434
	Prudential PLC			857,000	7,090
	BAE Systems PLC			1,016,000	5,728
*	Signet Jewelers Ltd.			172,000	5,506
*	Lloyds Banking Group PLC			4,993,073	4,741
*	Autonomy Corp. PLC			169,200	4,676
	Carnival PLC			112,000	4,598
	GlaxoSmithKline PLC			224,000	4,300
	Intertek Group PLC			191,950	4,247
	Unilever PLC			145,000	4,245
	Ultra Electronics Holdings PLC			182,000	4,151
	G4S PLC			938,944	3,727
*	Inchcape PLC			8,000,000	3,578
^	Victrex PLC			222,229	2,968
	Eurasian Natural Resources Corp. PLC			161,000	2,909
	Reckitt Benckiser Group PLC			51,000	2,802
					288,991
	Total Common Stocks (Cost $1,456,863)				1,576,456
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (5.7%)[1]
	Money Market Fund (5.0%)
	[2,3] Vanguard Market Liquidity Fund	0.183%		82,327,999	82,328

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.7%)
4,6	Freddie Mac Discount Notes	0.215%	6/14/10	3,000	2,999
	[4,5,6] Freddie Mac Discount Notes	0.230%	8/9/10	8,000	7,993
					10,992
	Total Temporary Cash Investments (Cost $93,320)				93,320
	Total Investments (101.5%) (Cost $1,550,183)				1,669,776
	Other Assets and Liabilities-Net (-1.5%)[3]				(24,913)
	Net Assets (100%)				1,644,863

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $25,974,000.

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.3% and 2.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $27,369,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $6,834,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $1,549,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard International Portfolio

C. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The portfolio may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the portfolio's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2010	581	22,413	(81)
FTSE 100 Index	June 2010	182	15,489	37
Topix Index	June 2010	127	13,286	688
ASX 200 Index	June 2010	53	5,934	(78)

Vanguard International Portfolio

At March 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
6/23/10	AUD	6,549	USD	5,954	(8)
6/23/10	EUR	16,624	USD	22,495	(293)
6/23/10	GBP	10,187	USD	15,445	(158)
6/16/10	JPY	1,177,148	USD	12,603	(318)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard International Portfolio

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the portfolio's investments as of March 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	143,551	-	-
Common Stocks—Other	47,626	1,385,279	-
Temporary Cash Investments	82,328	10,992	-
Futures Contracts—Liabilities[1]	(340)	-	-
Forward Currency Contracts—Liabilities	-	(777)	-
Total	273,165	1,395,494	-
1 Represents variation margin on the last day of the reporting period.

E. At March 31, 2010, the cost of investment securities for tax purposes was $1,550,183,000. Net unrealized appreciation of investment securities for tax purposes was $119,593,000, consisting of unrealized gains of $220,195,000 on securities that had risen in value since their purchase and $100,602,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.